As filed with the Securities and Exchange Commission on April 16, 2004

                                                              File No. 333-55306
                                                                       811-07541
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

                               Amendment No. 34

                        (Check appropriate box or boxes)

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
       (Name, Complete Address and Telephone Number of Agent For Service)


                        Copies of all communications to:

Lisette S. Willemsen., Esq.                  Joseph P. Rath, Esquire
Glenbrook Life and Annuity Company           ALFS, Inc.
3100 Sanders Road, Suite J5B                 3100 Sanders Road, Suite J5B
Northbrook, IL 60062                         Northbrook, IL 60062

Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2004 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life Multi-Manager Variable Account under deferred variable annuity contracts.


                                Explanatory Note

This Registration Statement relates to the Allstate Provider Ultra Variable Annuity Contracts. The prospectus contained in this Registration Statement also describes the Allstate Provider Advantage and the Allstate Provider Extra Variable Annuity Contracts which are covered by separate registration statements under the Securities Act of 1933 (File Nos. 333-62922 and 333-65826, respectively).

THE ALLSTATE/(R)// /PROVIDER VARIABLE ANNUITY SERIES
GLENBROOK LIFE AND ANNUITY COMPANY
CUSTOMER SERVICE:
544 LAKEVIEW PARKWAY, SUITE 300
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-755-5275                    PROSPECTUS DATED MAY 1, 2004
 -------------------------------------------------------------------------------
Glenbrook Life and Annuity Company ("GLENBROOK", "GLENBROOK LIFE", "WE", OR "US") has issued the following group and individual flexible premium deferred variable annuity contracts (each, a "Contract"):

.. The Allstate/(R)/ Provider Advantage Variable Annuity
.. The Allstate/(R)/ Provider Ultra Variable Annuity
.. The Allstate/(R)/ Provider Extra Variable Annuity

Glenbrook is a wholly owned subsidiary of the Allstate Life Insurance Company. This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details. The Contracts are no longer being offered for new sales. If you have already purchased the Contracts, you may continue to make additional purchase payments according to your Contracts.

Each Contract currently offers 49 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 46 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life Multi-Manager Variable Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the portfolios ("PORTFOLIOS") of the following underlying funds ("FUNDS"):

AIM VARIABLE INSURANCE FUNDS (SERIES I)                    GOLDMAN SACHS VARIABLE INSURANCE TRUST
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,  INC.        MFS/(R)/ VARIABLE INSURANCE TRUST/SM
 (INITIAL SHARES)                                           /(SERVICE CLASS)
DREYFUS STOCK INDEX FUND (INITIAL SHARES)                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)          PUTNAM VARIABLE TRUST (CLASS IB)
FIDELITY/(R)/ VARIABLE INSURANCE PRODUCTS (SERVICE CLASS   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 2)                                                         (CLASS I)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 (CLASS 2)


For the ALLSTATE PROVIDER EXTRA CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("Contract Value") a credit enhancement ("Credit Enhancement") equal to 4% of that purchase payment. Expenses for this Contract may be higher than expenses for an annuity contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the higher expenses. You and your agent should decide if this Contract is right for you.

                                  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                                  DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                                  HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                                  PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                                  FEDERAL CRIME.

                                  THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
       IMPORTANT NOTICES           HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                                  OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                                  DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                                  OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                                  INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                                  PRINCIPAL.

                                  THE CONTRACTS ARE NOT FDIC INSURED.


Glenbrook has filed a Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 85 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You


                                 1  PROSPECTUS
can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

Each Fund has multiple Portfolios. Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.


                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                              4
--------------------------------------------------------------------------------
  Overview of Contracts                                                        5
--------------------------------------------------------------------------------
  The Contract At A Glance                                                     6
--------------------------------------------------------------------------------
  How the Contract Works                                                       9
--------------------------------------------------------------------------------
  Expense Table                                                               10
--------------------------------------------------------------------------------
  Financial Information                                                       14
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                                14
--------------------------------------------------------------------------------
  Purchases                                                                   16
--------------------------------------------------------------------------------
  Contract Value                                                              17
--------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                                18
--------------------------------------------------------------------------------
     The Fixed Account Options                                                21
--------------------------------------------------------------------------------
     Transfers                                                                24
--------------------------------------------------------------------------------
  Expenses                                                                    26
--------------------------------------------------------------------------------
  Access To Your Money                                                        29
--------------------------------------------------------------------------------
  Income Payments                                                             30
--------------------------------------------------------------------------------
  Death Benefits                                                              33
--------------------------------------------------------------------------------



                                                                            PAGE

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                            38
--------------------------------------------------------------------------------
  Glenbrook Life                                                              38
--------------------------------------------------------------------------------
  The Variable Account                                                        38
--------------------------------------------------------------------------------
  The Portfolios                                                              38
--------------------------------------------------------------------------------
  The Contract                                                                39
--------------------------------------------------------------------------------
  Non-Qualified Annuities Held Within a Qualified Plan                        40
--------------------------------------------------------------------------------
  Legal Matters                                                               40
--------------------------------------------------------------------------------
  Taxes                                                                       41
--------------------------------------------------------------------------------
     Taxation of Variable Annuities in General                                41
--------------------------------------------------------------------------------
     Income Tax Withholding                                                   43
--------------------------------------------------------------------------------
     Tax Qualified Contracts                                                  44
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                          47
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES                                         48
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT EXAMPLES                                 78
--------------------------------------------------------------------------------
APPENDIX C - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT            83
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                         85
--------------------------------------------------------------------------------



                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                            PAGE

--------------------------------------------------------------------------------
ACCUMULATION PHASE                                                             9
--------------------------------------------------------------------------------
ACCUMULATION UNIT                                                             14
--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE                                                       14
--------------------------------------------------------------------------------
ANNIVERSARY VALUES                                                            34
--------------------------------------------------------------------------------
ANNUITANT                                                                     14
--------------------------------------------------------------------------------
AUTOMATIC ADDITIONS PLAN                                                      16
--------------------------------------------------------------------------------
AUTOMATIC PORTFOLIO REBALANCING PROGRAM                                       25
--------------------------------------------------------------------------------
BENEFICIARY                                                                   15
--------------------------------------------------------------------------------
CANCELLATION PERIOD                                                            6
--------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                                                        15
--------------------------------------------------------------------------------
CONTRACT*                                                                     14
--------------------------------------------------------------------------------
CONTRACT ANNIVERSARY                                                           7
--------------------------------------------------------------------------------
CONTRACT OWNER ("YOU")                                                        14
--------------------------------------------------------------------------------
CONTRACT VALUE                                                                17
--------------------------------------------------------------------------------
CONTRACT YEAR                                                                  8
--------------------------------------------------------------------------------
CREDIT ENHANCEMENT                                                            16
--------------------------------------------------------------------------------
DEATH BENEFIT ANNIVERSARY                                                     33
--------------------------------------------------------------------------------
DEATH BENEFIT EARNINGS                                                        36
--------------------------------------------------------------------------------
DOLLAR COST AVERAGING PROGRAM                                                 25
--------------------------------------------------------------------------------
DUE PROOF OF DEATH                                                            33
--------------------------------------------------------------------------------
ENHANCED EARNINGS DEATH BENEFIT RIDER                                         35
--------------------------------------------------------------------------------
ENHANCED DEATH BENEFIT RIDER                                                  33
--------------------------------------------------------------------------------
EXCESS-OF-EARNINGS WITHDRAWAL                                                 36
--------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS                                                         21
--------------------------------------------------------------------------------
FREE WITHDRAWAL AMOUNT                                                        27
--------------------------------------------------------------------------------
FUNDS                                                                          1
--------------------------------------------------------------------------------


                                                                            PAGE

--------------------------------------------------------------------------------
GLENBROOK ("WE" OR "US")                                                       1
--------------------------------------------------------------------------------
GUARANTEE PERIODS                                                             22
--------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT                                                     32
--------------------------------------------------------------------------------
GUARANTEED MATURITY FIXED ACCOUNT                                             22
--------------------------------------------------------------------------------
INCOME BASE                                                                   32
--------------------------------------------------------------------------------
INCOME BENEFIT RIDER                                                          31
--------------------------------------------------------------------------------
INCOME PLANS                                                                  30
--------------------------------------------------------------------------------
IN-FORCE EARNINGS                                                             36
--------------------------------------------------------------------------------
IN-FORCE PREMIUM                                                              36
--------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES                                                       18
--------------------------------------------------------------------------------
ISSUE DATE                                                                     9
--------------------------------------------------------------------------------
MARKET VALUE ADJUSTMENT                                                       23
--------------------------------------------------------------------------------
PAYOUT PHASE                                                                   9
--------------------------------------------------------------------------------
PAYOUT START DATE                                                             30
--------------------------------------------------------------------------------
PORTFOLIOS                                                                    38
--------------------------------------------------------------------------------
PRIMARY BENEFICIARY                                                           15
--------------------------------------------------------------------------------
QUALIFIED CONTRACTS                                                           44
--------------------------------------------------------------------------------
RIDER APPLICATION DATE                                                         7
--------------------------------------------------------------------------------
RIDER DATE                                                                    31
--------------------------------------------------------------------------------
SEC                                                                            1
--------------------------------------------------------------------------------
SETTLEMENT VALUE                                                              33
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PROGRAM                                                 29
--------------------------------------------------------------------------------
VALUATION DATE                                                                16
--------------------------------------------------------------------------------
VARIABLE ACCOUNT                                                              38
--------------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT                                                           1
--------------------------------------------------------------------------------




*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.




                                 4  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE PROVIDER ADVANTAGE CONTRACT has a mortality and expense risk charge of 1.45%, and no withdrawal charge.

.. The ALLSTATE PROVIDER ULTRA CONTRACT has a mortality and expense risk charge of 1.25%, and a withdrawal charge of up to 7% with a 7 year withdrawal charge period (and an annual Free Withdrawal Amount).

.. The ALLSTATE PROVIDER EXTRA CONTRACT offers a 4% Credit Enhancement on purchase payments, and has a mortality and expense risk charge of 1.40% and a withdrawal charge of up to 8% with an 8 year withdrawal charge period (and an annual Free Withdrawal Amount).

Other differences among the Contracts relate to the transfer fees and the maximum age of the Contract owners and Annuitants on the application date, the effect of changing Annuitants under the Income Benefit Rider,* the spousal continuation provisions of the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders, and the calculation of the Enhanced Earnings Death Benefit.



*We discontinued offering the Income Benefit Rider as of January 1, 2004.


                                 5  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase a Contract with as little as $5,000
                                ($2,000 for Contracts issued within an IRA or TSA). You
                                can add to your Contract as often and as much as you
                                like, but each payment must be at least $50.

                                For ALLSTATE PROVIDER EXTRA CONTRACTS each time you
                                    ---------------------------------
                                make a purchase payment, we will add to your Contract
                                Value a Credit Enhancement equal to 4% of that purchase
                                payment
---------------------------------------------------------------------------------------
RIGHT TO CANCEL                 You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require
                                ("CANCELLATION PERIOD"). Upon cancellation, we will
                                return your purchase payments adjusted, to the extent
                                federal or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges.

                                Allstate Provider Extra Contracts
                                ---------------------------------

                                If you exercise your Right to Cancel the Contract, the
                                amount we refund to you will not include any Credit
                                Enhancement.  See "Right to Cancel" for details.
---------------------------------------------------------------------------------------
EXPENSES                         You will bear the following expenses:


                                Allstate Provider Advantage Contracts
                                -------------------------------------

                                .Total Variable Account annual fees equal to 1.55% of
                                  average daily net assets (1.80% if you select the
                                  ENHANCED DEATH BENEFIT RIDER or the INCOME BENEFIT
                                  RIDER;* and 2.05% if you select both the Enhanced
                                  Death Benefit and the Income Benefit Riders).

                                . no withdrawal charges

                                .transfer fee of $10 after the 12th transfer in any
                                  Contract Year (fee currently waived).


                                Allstate Provider Ultra Contracts
                                ---------------------------------

                                .Total Variable Account annual fees equal to 1.35% of
                                  average daily net assets (1.60% if you select the
                                  Enhanced Death Benefits Rider or the Income Benefit
                                  Rider;* and 1.85% if you select both the Enhanced
                                  Death Benefit and the Income Benefit Riders).

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn (with certain exceptions).
                                                                              -

                                .transfer fee of $10 after the 12th transfer in any
                                  Contract Year (fee currently waived).
---------------------------------------------------------------------------------------

                                 6  PROSPECTUS



EXPENSES (CONTINUED)            Allstate Provider Extra Contracts
                                ---------------------------------

                                .Total Variable Account annual fees equal to 1.50% of
                                  average daily net assets (1.75% if you select the
                                  Enhanced Death Benefit Rider or the Income Benefit
                                  Rider;* and 2.00% if you select both the Enhanced
                                  Death Benefit and the Income Benefit Riders).

                                .Withdrawal charges ranging from 0% to 8% of purchase
                                  payments withdrawn (with certain exceptions).

                                .
                                  Transfer fee of up to 0.50% of the amount transferred
                                  after the 12th transfer in any Contract Year (subject
                                  to a minimum charge of $10.00 per transfer).  This
                                  fee is currently waived.

                                All Contracts
                                -------------

                                . If you select the ENHANCED EARNINGS DEATH BENEFIT
                                  RIDER, you would pay an additional annual fee of up
                                  to 0.35% (depending on the oldest Contract owner's
                                  age as of the date we receive the completed
                                  application or a written request to add the Rider,
                                  whichever is later) ("RIDER APPLICATION DATE") of the
                                  CONTRACT VALUE on each Contract anniversary
                                  ("CONTRACT ANNIVERSARY"). For more information about
                                  Variable Account expenses, see "EXPENSES" on page 10.

                                .Annual contract maintenance charge of $35 (with
                                  certain exceptions)

                                . State premium tax (if your state imposes one).

                                In addition, each Portfolio pays expenses that you will
                                bear indirectly if you invest in a Variable
                                Sub-Account.

                                *We discontinued offering the Income Benefit Rider as
                                of January 1, 2004. Fees shown apply to Contract Owners
                                who selected the Rider prior to January 1, 2004.
---------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES         The Contract offers 49 investment alternatives
                                including:

                                .3 Fixed Account Options (which credit interest at
                                  rates we guarantee)

                                .46 Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                . A I M Advisors, Inc.

                                . The Dreyfus Corporation

                                . Fidelity Management & Research Company

                                . Franklin Advisers, Inc.

                                . Franklin Mutual Advisers, LLC

                                . Goldman Sachs Asset Management, L.P.

                                . MFS/TM/ Investment Management

                                . OppenheimerFunds, Inc.

                                . Putnam Investment Management, LLC

                                . Templeton Asset Management Ltd.

                                . Templeton Investment Counsel, LLC

                                . Van Kampen *

                                To find out current rates being paid on the Fixed
                                Account Options or how the Variable Sub-Accounts have
                                performed, call us at 1-800-755-5275.

                                *Morgan Stanley Investment Management Inc., the adviser
                                to the UIF Portfolios, does business in certain
                                instances as Van Kampen.
---------------------------------------------------------------------------------------
                                 7  PROSPECTUS



SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways:

                                . life income with guaranteed payments

                                .a "joint and survivor" life income with guaranteed
                                  payments

                                .guaranteed payments for a specified period (5 to 30
                                  years)

                                Prior to January 1, 2004, we offered an Income Benefit
                                Rider.
---------------------------------------------------------------------------------------
DEATH BENEFIT                   If you or the ANNUITANT (if the Contract is owned by a
                                non-living person) die before the PAYOUT START DATE, we
                                will pay the death benefit described in the Contract.

                                We also offer an Enhanced Death Benefit Rider and an
                                Enhanced Earnings Death Benefit Rider.
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. We do not currently impose a fee
                                upon transfers. However, we reserve the right to charge
                                $10 per transfer (up to 0.50% of the amount transferred
                                per transaction for ALLSTATE PROVIDER EXTRA CONTRACTS)
                                after the 12th transfer in each "CONTRACT YEAR", which
                                we measure from the date we issue your Contract or a
                                Contract Anniversary.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time prior to the Payout Start Date. In general,
                                you must withdraw at least $50 at a time. Full or
                                partial withdrawals are available under limited
                                circumstances on or after the Payout Start Date.
                                Withdrawals taken prior to annuitization (referred to
                                in this prospectus as the Payout Phase) are generally
                                considered to come from the earnings in the Contract
                                first.  If the Contract is tax-qualified, generally all
                                withdrawals are treated as distributions of earnings.
                                Withdrawals of earnings are taxed as ordinary income
                                and, if taken prior to age 59 1/2, may be subject to an
                                additional 10% federal tax penalty. A withdrawal charge
                                (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE
                                PROVIDER EXTRA CONTRACTS only) and a MARKET VALUE
                                ADJUSTMENT also may apply.
---------------------------------------------------------------------------------------







                                 8  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 49 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 30. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
 During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-755-5275 if you have any questions about how the Contract works.


                                 9  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," on page 26. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS)

ALLSTATE PROVIDER EXTRA CONTRACTS
-----------------------------------------------------------------------------------------------------
Number of complete years since we received the          0    1    2    3    4    5    6    7     8+
 purchase payment being withdrawn*
-----------------------------------------------------------------------------------------------------
Applicable charge                                       8%   8%   8%   7%   6%   5%   4%   3%    0%
-----------------------------------------------------------------------------------------------------


ALLSTATE PROVIDER ADVANTAGE          None
CONTRACTS
-------------------------------------------------------------------------------
ALLSTATE PROVIDER ULTRA CONTRACTS
-------------------------------------------------------------------------------
Number of complete years since we
 received the purchase payment          0   1    2    3    4    5    6     7+
 being withdrawn*
-------------------------------------------------------------------------------
Applicable charge                       7%  6%   6%   5%   5%   4%   3%    0%
-------------------------------------------------------------------------------


If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

ANNUAL CONTRACT MAINTENANCE CHARGE                                               $35.00**
------------------------------------------------------------------------------------------


TRANSFER FEE
Allstate Provider Advantage and
Allstate Provider Ultra Contracts       $10.00***
Allstate Provider Extra Contracts       up to .50% of the amount transferred,
                                        subject to a minimum fee of $10.00 per
                                        transfer***
-------------------------------------------------------------------------------


* Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge.

**We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES

(as a percentage of average daily net asset value deducted from each Variable Sub-Account)

                                  Allstate Provider             Allstate Provider    Allstate Provider
                                 Advantage Contracts            Ultra   Contracts    Extra Contracts
-------------------------------------------------------------------------------------------------------
WITHOUT THE ENHANCED DEATH BENEFIT OR INCOME BENEFIT/+/ RIDERS
-------------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.45%               1.25%                1.40%
 Risk Charge
-------------------------------------------------------------------------------------------------------
 Administrative                                         0.10%               0.10%                0.10%
 Expense Charge
-------------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         1.55%               1.35%                1.50%
 Expenses
-------------------------------------------------------------------------------------------------------
WITH THE ENHANCED DEATH BENEFIT RIDER
-------------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.70%               1.50%                1.65%
 Risk Charge
-------------------------------------------------------------------------------------------------------
 Administrative                                         0.10%               0.10%                0.10%
 Expense Charge
-------------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         1.80%               1.60%                1.75%
 Expenses
-------------------------------------------------------------------------------------------------------
WITH THE INCOME BENEFIT/+/ RIDER
-------------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.70%               1.50%                1.65%
 Risk Charge
-------------------------------------------------------------------------------------------------------
 Administrative                                         0.10%               0.10%                0.10%
 Expense Charge
-------------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         1.80%               1.60%                1.75%
 Expenses
-------------------------------------------------------------------------------------------------------
WITH THE INCOME BENEFIT/+/ AND ENHANCED DEATH BENEFIT RIDERS
-------------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.95%               1.75%                1.90%
 Risk Charge
-------------------------------------------------------------------------------------------------------
 Administrative                                         0.10%               0.10%                0.10%
 Expense Charge
-------------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         2.05%               1.85%                2.00%
 Expenses
-------------------------------------------------------------------------------------------------------




                                 10  PROSPECTUS

*We discontinued offering the Income Benefit Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.

If you elect the Enhanced Earnings Death Benefit Rider, we will deduct an annual charge of up to 0.35% of your Contract Value on each Contract Anniversary during the Accumulation Phase. The charge is based on the oldest Contract owner's age as of the Rider Application Date, as follows:

Age                                                             Annual Charge
-------------------------------------------------------------------------------
0-55                                                                 0.10%
-------------------------------------------------------------------------------
56-65                                                                0.20%
-------------------------------------------------------------------------------
66-75                                                                0.35%
-------------------------------------------------------------------------------


We will deduct this charge from your Contract Value in the Variable Account on a pro rata basis. If the Contract Value in the Variable Account is not sufficient to cover the charge, we will deduct the remaining charge from the fixed Guaranteed Periods, beginning with the oldest fixed Guaranteed Period (see "EXPENSES" on page 26 for additional information). Fixed Guarantee Periods may not be available in all states.

ANNUAL PORTFOLIO EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These are expenses that are deducted from Portfolio assets, and may include management fees, distribution and/or services (12b-1) fees, and other expenses. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. In some cases these expense limitations are contractual. In other cases these expense limitations are voluntary and may be terminated at any time. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio              0.27%                         1.80%
Operating Expenses/1/
----------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2003.

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in the other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. In each case, the first line of the Example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the Example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


EXAMPLE 1 (ALLSTATE PROVIDER ADVANTAGE CONTRACTS)


The Example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time period indicated,

.. earned a 5% annual return on your investment,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                       1 Year         3 Years         5 Years          10 Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual          $  466         $ 1,408         $ 2,363          $  4,809
Portfolio Expenses
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual          $  309         $   948         $ 1,613          $  3,402
Portfolio Expenses
---------------------------------------------------------------------------------------------------




                                 11  PROSPECTUS

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.95% FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.




EXAMPLE 2 (ALLSTATE PROVIDER EXTRA CONTRACTS)
The Example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time period indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period, and elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).

The Example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                       1 Year         3 Years         5 Years          10 Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual          $1,141         $ 1,988         $ 2,765          $  4,767
Portfolio Expenses
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual          $  984         $ 1,527         $ 2,012          $  3,353
Portfolio Expenses
---------------------------------------------------------------------------------------------------





EXAMPLE 3 (ALLSTATE PROVIDER EXTRA CONTRACTS)
This example uses the same assumptions as Example 2 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of the time period.

                            1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio            $  461         $ 1,393         $ 2,340          $  4,767
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio            $  304         $   932         $ 1,587          $  3,353
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.90% FOR ALLSTATE PROVIDER EXTRA CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.





                                 12  PROSPECTUS

EXAMPLE 4 (ALLSTATE PROVIDER ULTRA CONTRACTS)
The Example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time period indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                       1 Year         3 Years         5 Years          10 Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual          $  956         $ 1,774         $ 2,608          $  4,638
Portfolio Expenses
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual          $  799         $ 1,311         $ 1,851          $  3,202
Portfolio Expenses
---------------------------------------------------------------------------------------------------





EXAMPLE 5 (ALLSTATE PROVIDER ULTRA CONTRACTS)
This example uses the same assumptions as Example 4 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of the time period.

                            1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio            $  446         $ 1,349         $ 2,268          $  4,638
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio            $  289         $   886         $ 1,511          $  3,202
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.75% FOR ALLSTATE PROVIDER ULTRA CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.


                                 13  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Sub-Account has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix A and in the Statement of Additional Information. The financial statements of Glenbrook Life and the Variable Account appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Glenbrook, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract Owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section.The maximum age of any Contract owner on the date we receive the completed application for each Contract is as follows:

.. 90 - Allstate Provider Advantage

.. 90 - Allstate Provider Ultra

.. 80 - Allstate Provider Extra

You may change the Contract owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a living person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit you to name a joint annuitant when you elect an Income Plan. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

   (i) the youngest Contract owner; otherwise,

   (ii) the youngest Beneficiary.

The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

.. 90 - Allstate Provider Advantage

.. 90 - Allstate Provider Ultra

.. 80 - Allstate Provider Extra


                                 14  PROSPECTUS

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If one or more Beneficiaries survive you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary. If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.


MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.




                                 15  PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $5,000 ($2,000 for Contracts issued within an IRA or TSA). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. The most we will accept without our prior approval is $1,000,000. We reserve the right to limit the availability of investment alternatives. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT (ALLSTATE PROVIDER EXTRA CONTRACTS ONLY)
Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment (except that any portion of the Credit Enhancement corresponding to the value in any Fixed Account Option will instead be allocated to the Money Market Variable Sub-account). Thereafter you may instruct us to allocate these funds to any investment alternative you choose.

Credit Enhancements are treated as "earnings" for purposes of determining withdrawal charges and free withdrawal amounts on surrenders and partial withdrawals. Similarly, we do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us.

If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss including the deduction of mortality and expense risk charges and administrative expense charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.


                                 16  PROSPECTUS

For ALLSTATE PROVIDER EXTRA CONTRACTS, the amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the Credit Enhancement.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the Money Market Variable Sub-Account to the Variable Sub-Account as you originally designated.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

.. your initial purchase payment for ALLSTATE PROVIDER ADVANTAGE CONTRACTS and ALLSTATE PROVIDER ULTRA CONTRACTS

.. your initial purchase payment plus the Credit Enhancement for ALLSTATE
  PROVIDER EXTRA CONTRACTS.

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE PROVIDER EXTRA CONTRACTS, we would also credit an additional 40 Accumulation Units of that Variable Sub-Account to your Contract to reflect the 4% Credit Enhancement on your purchase payment.
 See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), Enhanced Earnings Death Benefit charges (if applicable) and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Income Benefit Rider,* and the Enhanced Death Benefit Rider with the Income Benefit* Rider.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

*We discontinued offering the Income Benefit Rider as of January 1, 2004.




                                 17  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 46 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

PORTFOLIO               EACH PORTFOLIO SEEKS      ADVISOR
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Aggressive     Long-term growth of capital
 Growth Fund - Series
 I
----------------------------------------------------------------
AIM V.I. Balanced Fund  Achieve as high a total return as
 - Series I             possible, consistent with preservation
                        of capital
----------------------------------------------------------------
AIM V.I. Capital         Growth of capital
 Appreciation Fund -
 Series I
----------------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Core Equity    Growth of capital
 Fund - Series I
----------------------------------------------------------------
AIM V.I. Dent           Long-term growth of capital
 Demographic Trends
 Fund - Series I
----------------------------------------------------------------
AIM V.I. Diversified    A high level of current income
 Income Fund - Series
 I
----------------------------------------------------------------
AIM V.I. Growth Fund -  Growth of capital
 Series I
----------------------------------------------------------------
AIM V.I. International  Long-term growth of capital
 Growth Fund - Series
 I
----------------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital. Income
 Equity Fund - Series    is  a  secondary objective
 I
--------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX FUND; AND THE DREYFUS VARIABLE INVESTMENT
FUND (COLLECTIVELY, THE DREYFUS FUNDS)
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially    Capital growth and, secondarily,
 Responsible Growth     current income
 Fund, Inc.-Initial
 Shares
----------------------------------------------------------------
Dreyfus Stock Index     To match the total return of the
 Fund -Initial Shares   Standard & Poor's 500 Composite Stock   THE DREYFUS CORPORATION
                        Price Index
----------------------------------------------------------------
Dreyfus VIF Growth &    Long-term capital growth, current
 Income                 income and growth of income,
 Portfolio-Initial      consistent with reasonable investment
 Shares                 risk
----------------------------------------------------------------
Dreyfus VIF Money       A high level of current income as is
 Market Portfolio       consistent with the preservation of
                        capital and the maintenance of
                        liquidity
--------------------------------------------------------------------------------------------------------------------------
FIDELITY/(R)/ VARIABLE INSURANCE PRODUCTS
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset      To maximize total return by allocating
 Manager Growth/(R)/    assets among stocks, bonds, short-term
 Portfolio-Service      instruments and other investments
 Class 2
----------------------------------------------------------------
Fidelity VIP            Long-term capital appreciation
 Contrafund/(R)/
 Portfolio - Service
 Class 2                                                        FIDELITY MANAGEMENT & RESEARCH COMPANY
----------------------------------------------------------------
Fidelity VIP            Reasonable income
 Equity-Income
 Portfolio - Service
 Class 2
----------------------------------------------------------------
Fidelity VIP Growth     Capital appreciation
 Portfolio - Service
 Class 2
----------------------------------------------------------------
Fidelity VIP High       High level of current income while
 Income Portfolio -     also considering growth of capital
 Service Class 2
--------------------------------------------------------------------------------------------------------------------------



                                 18  PROSPECTUS




FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small    Long-term capital growth                FRANKLIN ADVISERS, INC.
 Cap Fund - Class
 2/(1)/
--------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares     Capital appreciation. Secondary goal    FRANKLIN MUTUAL ADVISERS, LLC
 Securities Fund -      is income
 Class 2
--------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton         Long-term capital appreciation
 Developing  Markets                                            TEMPLETON ASSET MANAGEMENT LTD.
 Securities Fund -
 Class 2
--------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton         Long-term capital growth                TEMPLETON INVESTMENT COUNSEL, LLC
 Foreign Securities
Fund - Class 2
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT       Long term growth of capital             GOLDMAN   SACHS   ASSET
 CORE/SM/ Small Cap
 Equity Fund                                                    MANAGEMENT, L.P.

----------------------------------------------------------------
Goldman Sachs VIT       Long-term growth of capital and
 CORE/SM/ U.S. Equity   dividend income
 Fund
--------------------------------------------------------------------------------------------------------------------------
MFS/(R)/VARIABLE INSURANCE TRUST-/SM/-
--------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth     Long-term growth of capital
 Series - Service
 Class
----------------------------------------------------------------
MFS Investors Trust     Long-term growth of capital with a
 Series - Service        secondary objective to seek
 Class                  reasonable current income               MFS/TM/ INVESTMENT MANAGEMENT
----------------------------------------------------------------
MFS New Discovery       Capital appreciating
 Series - Service
 Class
----------------------------------------------------------------
MFS Research Series -   Long-term growth of capital and future
 Service Class
                        income
----------------------------------------------------------------
 MFS Utility Series -   Capital growth and current income
 Service Class
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive  Capital appreciation
 Growth Fund/VA
----------------------------------------------------------------
Oppenheimer Capital     Capital appreciation by investing in
 Appreciation Fund/VA   securities of well-known, established
                        companies.                              OPPENHEIMERFUNDS, INC.
----------------------------------------------------------------
Oppenheimer Global      Long-term capital appreciation
 Securities  Fund/VA
----------------------------------------------------------------
Oppenheimer Main        High total return, which includes
 Street Fund/VA         growth in the value of its shares as
                         well as current income, from equity
                        and  debt securities
----------------------------------------------------------------
Oppenheimer Strategic   High level of current income
 Bond Fund/VA
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and    Capital growth and current income.
 Income Fund - Class
 IB
----------------------------------------------------------------
Putnam VT Growth        Capital appreciation.
 Opportunities Fund -
 Class IB
----------------------------------------------------------------PUTNAM INVESTMENT MANAGEMENT, LLC
Putnam VT Health        Capital appreciation.
 Sciences Fund - Class
 IB
----------------------------------------------------------------
Putnam VT               Capital appreciation.
 International Equity
 Fund  -  Class IB
----------------------------------------------------------------
Putnam VT New Value     Long-term capital appreciation.
 Fund -  Class IB
----------------------------------------------------------------
Putnam VT Research      Capital appreciation.
 Fund -  Class IB
--------------------------------------------------------------------------------------------------------------------------

                                 19  PROSPECTUS




THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core     Above-average total return over a
 Plus Fixed Income      market cycle of three to five years
 Portfolio - Class I
----------------------------------------------------------------
Van Kampen UIF Equity   Long-term capital appreciation by
 Growth Portfolio -     investing primarily in growth-oriented
 Class I/(3)/           equity securities of large
                        capitalization companies
----------------------------------------------------------------
Van Kampen UIF Global   Long-term capital appreciation          VAN KAMPEN/(2//)/
 Value Equity
 Portfolio - Class I
----------------------------------------------------------------
Van Kampen UIF U.S.     Above-average total return over a
 Mid Cap Value          market cycle of three to five years
 Portfolio - Class I
 /(4,5)/
----------------------------------------------------------------
Van Kampen UIF U.S.     Above-average current income and
 Real Estate Portfolio  long-term capital appreciation by
 - Class I              investing primarily in equity
                        securities of companies in the U.S.
                        real estate industry, including real
                        estate investment trusts
----------------------------------------------------------------
Van Kampen UIF Value    Above-average total return over a
 Portfolio - Class I    market cycle of three to five years
--------------------------------------------------------------------------------------------------------------------------






*A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

(1) Sub-advised by Fidelity Management & Research Company

(2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances as Van Kampen.

(3) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio, Class I.

(4) Effective September 30, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Core Portfolio to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective April 30, 2004, the LSA Mid Cap Value Fund was merged into the Van Kampen UIF Mid Cap Value Portfolio, Class I.



VARIABLE INSURANCE PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF SIMILARLY NAMED RETAIL MUTUAL FUNDS.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.



                                 20  PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE PROVIDER EXTRA CONTRACTS) to the Fixed Account. You may choose from among 3 Fixed Account Options, including 2 Dollar Cost Averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. We may offer additional Fixed Account options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Dollar Cost Averaging Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to the SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments (and Credit Enhancements for ALLSTATE PROVIDER EXTRA CONTRACTS) you allocate to this Option for up to six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 6 equal monthly installments. Further, you must transfer each purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) and associated interest out of this Option by means of Dollar Cost Averaging within 6 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Short Term DCA Fixed Account.

For each purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer each monthly installment to the money market Variable Sub-Account until we receive a different allocation instruction. Transferring Contract Value to the money market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 25.

EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish an Extended Short Term Dollar Cost Averaging Program by allocating purchase payments to the EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("EXTENDED SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments (and Credit Enhancements for ALLSTATE PROVIDER EXTRA CONTRACTS) you allocate to this Option for up to twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Extended Short Term DCA Fixed Account Option. However, you may not choose less than 7 or more than 12 equal monthly installments. Further, you must transfer each purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) and associated interest out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the money market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Extended Short Term DCA Fixed Account.

For each purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer each monthly installment to the money market Variable Sub-Account until we receive a different allocation instruction. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 25.

At the end of the transfer period, any nominal amounts remaining in the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account will be allocated to the Money Market Variable Sub-Account.


INVESTMENT RISK
We bear the investment risk for all amounts allocated to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of

                                 21  PROSPECTUS
these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-755-5275.


GUARANTEE PERIODS
The Guaranteed Maturity Fixed Account is divided into Guarantee Periods. Each purchase payment (plus the appropriate portion of the Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment.

Each purchase payment or transfer allocated to a Guarantee Period must be at least $50.

We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.



HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment (and Credit Enhancement for Allstate Provider Extra
 Contracts).........................................................    $10,000
Guarantee Period....................................................    5 years
Annual Interest Rate................................................      4.50%



                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value................  $10,000.00
 ^ (1 ^ Annual
 Interest Rate)         X    1.045
                        ----------
                        $10,450.00
Contract Value at end
 of Contract Year.....              $10,450.00
 ^ (1 ^ Annual
 Interest Rate)                     X    1.045
                                    ----------
                                    $10,920.25
Contract Value at end
 of Contract Year.....                          $10,920.25
 ^ (1 ^ Annual
 Interest Rate)                                 X    1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year.....                                      $11,411.66
 ^ (1 ^ Annual
 Interest Rate)                                             X    1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year.....                                                   $11,925.19
 ^ (1 ^ Annual
 Interest Rate)                                                         X     1.045
                                                                        -----------
                                                                         $12,461.82




TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82 - $10,000.00)


                                 22  PROSPECTUS

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. A withdrawal charge may apply (for ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable.

If you choose option 3 or 4 above, we will pay interest from the date the previous Guarantee Period expired until the date of the transfer or withdrawal as applicable. The interest rate will be the then current rate we are crediting for a Guarantee Period of the same length as the previous Guarantee Period.
 Amounts not withdrawn or transferred will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also will apply when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). A Market Value Adjustment may apply in the calculation of the Settlement Value described in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a withdrawal you make:

.. within the Free Withdrawal Amount as described below,

.. that qualify for one of the waivers as described on page 28,

.. to satisfy the IRS minimum distribution rules for the Contract, or

.. within one year after the date of the death of the Owner as the surviving spouse continuing the Contract (limit one withdrawal only).

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment, any withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and any premium taxes and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without a Market Value Adjustment. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market


                                 23  PROSPECTUS

Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.




INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge (up to 0.50% of the amount transferred for ALLSTATE PROVIDER EXTRA CONTRACTS) on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. After 6 months from the Payout Start Date, you may make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.


                                 24  PROSPECTUS

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any sub-account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares. We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


SHORT-TERM TRADES
All transfers involving the purchase or redemption of mutual fund shares by the Variable Account may be subject to restrictions or requirements imposed by the underlying Portfolios. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a Variable Sub-Account that occur within a certain number of days following the date of allocation to the Variable Sub-Account, but will only apply to those Sub-Accounts corresponding to underlying Portfolios that explicitly require the assessment of such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Sub-Account, the Short Term Dollar Cost Averaging Fixed Account, or the Extended Short Term Dollar Cost Averaging Fixed Account, to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our "AUTOMATIC PORTFOLIO REBALANCING PROGRAM", we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

     Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Core Equity Variable Sub-Account. Over the next 2 months the bond market does very well relative to the stock market. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Core Equity Variable Sub-Account so that the

                                 25  PROSPECTUS
     percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.




EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies.

We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

.. your Contract Value equals $50,000 or more, or

.. all money is allocated to the Fixed Account.

After the Payout Start Date, we will waive the charge if the Contract Value is $50,000 or more as of the Payout Start Date.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.45% for ALLSTATE PROVIDER ADVANTAGE CONTRACTS

.. 1.25% for ALLSTATE PROVIDER ULTRA CONTRACTS

.. 1.40% for ALLSTATE PROVIDER EXTRA CONTRACTS

If you select the Income Benefit Rider* or the Enhanced Death Benefit Rider, the mortality and expense risk charge will include an additional 0.25% for the Rider. If you select both the Income Benefit Rider* and the Enhanced Death Benefit Rider, the mortality and expense risk charge will include an additional 0.50% for these Riders.

*We discontinued offering the Income Benefit Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE PROVIDER EXTRA CONTRACTS. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider and the Income Benefit Rider to compensate us for the additional risk that we accept by providing these Riders.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit and the Income Benefit will cease.


ENHANCED EARNINGS DEATH BENEFIT RIDER FEE
If you elect the Enhanced Earnings Death Benefit Rider, we will deduct an annual charge from your Contract Value on each Contract Anniversary during the Accumulation Phase. The annual charge is calculated as a percentage of your Contract Value on the Contract Anniversary and is based on the oldest Contract owner's age on the Rider Application Date (described below) as follows:

                                 Age                                    Annual Charge
                                 ---                                    -------------
                                0-55                                        0.10%
                                56-65                                       0.20%
                                66-75                                       0.35%


We first deduct this annual fee from the Variable Sub-Accounts on a pro rata basis. If the Contract Value in the Variable Sub-Accounts is not sufficient to cover the charge, we will deduct the remaining charge from the Guarantee Periods, beginning with the oldest Guarantee


                                 26  PROSPECTUS

Period. On the first Contract Anniversary after we issue the Rider, we will deduct the Rider charge pro rated to reflect the number of complete months the Rider was in effect during such Contract Year. Also, if you surrender your Contract, we will deduct the Rider charge (multiplied by the Contract Value immediately prior to the surrender) pro rated to reflect the number of complete months the Rider was in effect during the current Contract Year.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.
 We guarantee that we will not raise this charge.


WITHDRAWAL CHARGE (ALLSTATE PROVIDER ULTRA AND ALLSTATE PROVIDER EXTRA CONTRACTS
ONLY)
We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of Contract Years that have elapsed since we received the purchase payment being withdrawn. The Contracts differ in the following respects:

ALLSTATE PROVIDER ULTRA CONTRACTS

We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines to 0% over a 7 year period that begins on the day we receive your payment. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the charge declines is shown on page
10. During each Contract Year, you can withdraw up to 15% of your purchase payments without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

ALLSTATE PROVIDER EXTRA CONTRACTS

We may assess a withdrawal charge of up to 8% of the purchase payment(s) you withdraw. The charge declines to 0% over an 8 year period that begins on the day we receive your payment. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the charge declines is shown on page
10. During each Contract Year, you can withdraw up to 15% of your purchase payments, excluding Credit Enhancements, without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid. Credit Enhancements are not considered purchase payments when determining the Free Withdrawal Amount.

BOTH ALLSTATE PROVIDER ULTRA AND ALLSTATE PROVIDER EXTRA CONTRACTS

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE PROVIDER EXTRA CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distributional expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer (up to 0.50% of the amount transferred for ALLSTATE PROVIDER EXTRA CONTRACTS) after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

CONFINEMENT WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on all


                                 26  PROSPECTUS
withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1) You or the Annuitant, if the Contract owner is not a living person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2) You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3) A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract owner is not a living person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, (if the Contract owner is not a living person), become unemployed at least one year after the Issue Date;

2. you or the Annuitant, (if the Contract owner is not a living person), receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, (if the Contract owner is not a living person), claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay a withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of maximum or minimum Portfolio annual expenses, see page 11. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative distribution and/or other services we provide to the Portfolios.






                                 28  PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 30.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment less any withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), contract maintenance charges, Enhanced Earnings Death Benefit Rider fee (if applicable), income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options.

To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only) and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Variable Sub-Accounts according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less any withdrawal charges (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only) and any other applicable charges and taxes.






                                 29  PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date; and

.. no later than the day the Annuitant reaches age 90, or the 10th Contract
  Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plans.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only). We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case, you may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only). We deduct applicable premium taxes from the Contract Value at the Payout Start Date.


                                 30  PROSPECTUS

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

We reserve the right to make other assumed investment rates available under each Contract.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT RIDER
QUALIFICATIONS. Effective January 1, 2004, we ceased offering the Income Benefit Rider (except in a limited number of states). The following describes the Income Benefit Rider for Contract Owners who elected the option prior to January 1, 2004. To qualify for the income benefit payments under this Rider, you must meet the following requirements as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date this Rider was made a part of your Contract ("RIDER DATE");

.. The Payout Start Date must be prior to the oldest Annuitant's 90/TH/ birthday;

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. You must elect to receive fixed income payments, which will be calculated using the guaranteed payout rates listed in your Contract; and

.. The Income Plan you selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date.

If, however, you apply the Contract Value and not the Income Benefit to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment


                                 31  PROSPECTUS
options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Rider may not be appropriate.

Prior to the Payout Start Date, the Income Benefit Rider will terminate and charges for this Rider will cease when the Contract terminates. The mortality and expense risk charge for this Rider will cease on the Payout Start Date.

ALLSTATE PROVIDER ULTRA CONTRACTS ONLY:

The Income Benefit Rider will no longer be in effect and the mortality and expense charge for the Rider will end upon the change of the named Annuitant for reasons other than death.


INCOME BASE
The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("GUARANTEED INCOME BENEFIT") and does not provide a Contract Value or guarantee performance of any investment option. On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, the Income Base plus any subsequent purchase payments (and Credit Enhancements for Allstate Provider Extra Contracts) and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the earlier of the Payout Start Date, or the first day of the month after the oldest Contract owner's (Annuitant, if the Contract owner is not a living person) 85th birthday.


WITHDRAWAL ADJUSTMENT
The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where:

  (a) = the withdrawal amount

  (b) = the Contract Value immediately prior to the withdrawal, and

  (c) = the most recently calculated Income Base.

The Guaranteed Income Benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described on page 30.

On the Payout Start Date, the income payment will be the greater of the Guaranteed Income Benefit or the income payment provided in the payout phase section of your Contract.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


                                 32  PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract owner or,

2. the death of the Annuitant, if the Contract is owned by a non-living person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract owner.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary that remain in the investment alternatives are subject to investment risk.

A complete request for payment of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

3. the highest amount computed by taking the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments (and Credit Enhancements for ALLSTATE PROVIDER EXTRA CONTRACTS) made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

In calculating the Settlement Value when a death benefit is paid, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect the deduction of any applicable withdrawal charges, contract maintenance charges, and premium taxes. Contract maintenance charges will be pro-rated for the part of the Contract Year elapsed as of the date we determine the Settlement Value, unless your Contract qualifies for a waiver of such charges as described under "Expenses - Contract Maintenance Charge" on page 26.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = is the withdrawal amount;

  (b) = is the Contract Value immediately prior to the withdrawal; and

  (c) = is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments (and Credit Enhancements for Allstate Provider Extra Contracts) or withdrawals made since that Anniversary.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value as of the date we determine the death benefit.

We reserve the right to extend the 180-day period on a non-discriminatory basis.


ENHANCED DEATH BENEFIT RIDER
For Contract owners and Annuitants up to and including age 80 as of the date we receive the completed application or a written request to add this rider, whichever is later ("Rider Application Date"), the Enhanced Death Benefit Rider is an optional benefit that you may elect. If the Contract owner is a living individual, the Enhanced Death Benefit applies only upon the death of the Contract owner. If the Contract owner is not a living individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit A or B may not be available in all states. The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract.


                                 33  PROSPECTUS

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the Enhanced Death Benefit will not apply and the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value as of the date we determine the death benefit.

If the Owner is a living person, the Enhanced Death Benefit is payable and the Rider will terminate and the mortality and expense charge for the Rider will cease upon the death of the Owner, unless the Contract and Rider are continued as permitted by a surviving spouse, as described below. If the Owner is a non-living person, the Enhanced Death Benefit is payable and the Rider will terminate and charges for the Rider will cease upon the death of the Annuitant.

The Enhanced Death Benefit Rider and charges for the Rider will terminate:

.. when the Contract owner is changed for reasons other than death;

.. if the Contract owner is a non-living person, when the Annuitant is changed for reasons other than death; or

.. on the Payout Start Date.

The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

ENHANCED DEATH BENEFIT A. On the date we issue the Rider ("RIDER DATE"), Enhanced Death Benefit A is equal to the Contract Value on that date. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional purchase payment or a partial withdrawal.
 Additional purchase payments will increase the Enhance Death Benefit A dollar-for-dollar by the amount of the purchase payment (plus Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS). Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described below.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

.. the date we determine the death benefit; or

.. the first Contract Anniversary following the oldest Contract owner's or, if the Contract owner is not a living person, the Annuitant's 80th birthday, or the first day of the 61/ST/ month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) = is the withdrawal amount,

  (b) = is the Contract Value immediately prior to the withdrawal, and

  (c) = the most recently calculated Enhanced Death Benefit A.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B on the Rider Date is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit B, plus any subsequent purchase payments (and Credit Enhancements under ALLSTATE PROVIDER EXTRA CONTRACTS) and less a withdrawal adjustment, as described below, will accumulate daily at a rate equivalent to 5% per year until the earlier of:

.. the date we determine the death benefit; or

.. the first day of the month following the oldest Contract owner's or, if the Contract owner is not a living person, the Annuitant's 80/TH/ birthday, or the first day of the 61/ST/ month following the Rider Date, whichever is later.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) = the withdrawal amount,

  (b) = is the Contract Value immediately prior to the withdrawal, and

  (c) = is the most recently calculated Enhanced Death Benefit B.

After age 80, or the first day of the 61/ST/ month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit B only for purchase payments and withdrawals.

SPOUSAL CONTINUATION UNDER ALLSTATE PROVIDER ADVANTAGE CONTRACTS AND ALLSTATE PROVIDER EXTRA CONTRACTS. If you elected the Enhanced Death Benefit Rider, and your spouse continues the Contract as described above, the Enhanced Death Benefit Rider and the mortality and expense risk charge for this Rider will terminate if your spouse is over age 80 on the date the Contract is continued. If the Enhanced Death Benefit Rider does continue, then the following conditions will apply:

.. The Contract Value on the date the Contract is continued will equal the death benefit amount;

.. Enhanced Death Benefit A will continue to be recalculated for purchase payments, withdrawals, and on Contract Anniversaries after the date the Contract is continued until the earlier of:

1. the first Contract Anniversary after the oldest new Owner's 80th birthday. After age 80, the Enhanced Death Benefit A will be recalculated only for purchase payments and withdrawals; or

2. the date we determine the death benefit;


                                 34  PROSPECTUS
unless the deceased Owner was age 80 or older on the date of death. In this case, the Enhanced Death Benefit A will be recalculated only for purchase payments and withdrawals after the date the Contract is continued.

.. The amount of the Enhanced Death Benefit B as of the date the Contract is continued and any subsequent purchase payments (and Credit Enhancements under ALLSTATE PROVIDER EXTRA CONTRACTS) and less any subsequent withdrawal adjustments will accumulate daily at a rate equivalent to 5% per year after the date the Contract is continued, until the earlier of:

1. the first day of the month following the oldest new Owner's 80th birthday. After age 80, the Enhanced Death Benefit B will be recalculated only for purchase payments and withdrawals; or

2. the date we determine the death benefit;

unless the deceased Owner was age 80 or older on the date of death. In this case, the Enhanced Death Benefit B will be recalculated only for purchase payments and withdrawals after the date the Contract is continued.

SPOUSAL CONTINUATION UNDER ALLSTATE PROVIDER ULTRA CONTRACTS. If you elected the Enhanced Death Benefit Rider, and your spouse continues the Contract as described above, on the date the Contract is continued, the Rider Date will be reset to the date the Contract is continued.


ENHANCED EARNINGS DEATH BENEFIT RIDER
For Contract owners and Annuitants up to and including age 75 as of the Rider Application Date, the Enhanced Earnings Death Benefit Rider is an optional benefit that you may elect.

The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the Enhanced Death Benefit will not apply and the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value as of the date we determine the death benefit.

If the Contract owner is a living person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Contract owner. If the Contract owner is not a living individual, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Annuitant. If the Owner is a living person, the Enhanced Earnings Death Benefit is payable and the Rider will terminate and the annual charge for the Rider will cease upon the death of the Owner, unless the Contract and Rider are continued as permitted by a surviving spouse, as described below. If the Owner is a non-living person, the Enhanced Earnings Death Benefit is payable and the Rider will terminate and the annual charge for the Rider will cease upon the death of the Annuitant.

The Enhanced Earnings Death Benefit Rider and the annual charge for the rider will terminate:

.. when the Contract owner is changed for reasons other than death;

.. if your spouse continues the Contract as described below, and the oldest new
  Contract owner (your spouse in the case of ALLSTATE PROVIDER ULTRA CONTRACTS) is over age 75 on the date the Contract is continued, (or if your spouse elects to terminate the Rider).

.. if the Contract owner is a non-living person, when the Annuitant is changed for reasons other than death or when the Annuitant dies; or

.. on the Payout Start Date.

ALLSTATE PROVIDER ADVANTAGE CONTRACTS AND ALLSTATE PROVIDER EXTRA CONTRACTS:

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by:

.. The lesser of 80% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person), or 40% of In-Force Earnings, calculated as of the date we receive due proof of death.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the Rider Application Date, the death benefit is increased by:

.. The lesser of 60% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or annuitant is the Owner is a non-living person), or 30% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the Rider Application Date, the death benefit is increased by:

.. The lesser of 40% of In-Force Premium (excluding purchase payments made after the Rider Application Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person), or 20% of In-Force Earnings, calculated as of the date we receive due proof of death.

ALLSTATE PROVIDER ULTRA CONTRACTS:

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract owner (or the Annuitant if the Contract


                                 35  PROSPECTUS
owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by:

.. 40% of the lesser of 200% of In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force Earnings. ("In-Force Earnings" are referred to as "Death Benefit Earnings" in the ALLSTATE PROVIDER ULTRA CONTRACTS, but we use the term "In-Force Earnings" in this prospectus for convenience).

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the Rider Application Date, the death benefit is increased by:

.. 30% of the lesser of 200% of the In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the Rider Application Date, the death benefit is increased by:

.. 20% of the lesser of 200% of the In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force earnings.

ALL CONTRACTS:

For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

  In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Rider as of the date we receive a complete request for settlement of the death benefit. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

SPOUSAL CONTINUATION. If you elected the Enhanced Earnings Death Benefit Rider, and your spouse continues the Contract as described below, the Enhanced Earnings Death Benefit Rider and the annual charge for this Option will terminate if the oldest new Contract owner is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Rider. If the Enhanced Earnings Death Benefit Rider is not terminated, on the date the Contract is continued, the Rider Date for this Rider will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner (surviving spouse for Allstate Provider Ultra Contracts) on the new Rider Date will be used to determine the Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner (surviving spouse for ALLSTATE PROVIDER ULTRA CONTRACTS) will be used to determine the annual charge for the Rider after the new Rider Date.

The value of the Enhanced Earnings Death Benefit largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Rider may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your financial advisor can help you decide if the Enhanced Earnings Death Benefit Rider is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Rider, see Appendix C.


DEATH BENEFIT PAYMENTS
If the sole new Contract Owner is your spouse, the new Contract Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the new Contract Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

.. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above the Contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we received a complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time).

Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to


                                 36  PROSPECTUS
your Contract Value in those Sub-Accounts as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time), except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Variable Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Guarantee Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guarantee Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Market Value Adjustment or withdrawal charge. Only one spousal continuation is allowed under this Contract.

If the new Contract Owner is not your spouse but is a living person, or if there are multiple living new Contract Owners, the new Contract Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan.

Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the new Contract Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

.. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers section of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS will be waived for any withdrawals made during this 5 year period; however, amounts withdrawn may be subject to a Market Value Adjustment.

If the new Contract Owner dies prior to the receiving all of the Contract Value, then the new Contract Owner's named beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

If the new Contract Owner is a corporation, trust, or other non- living person:

  (a) The new Contract Owner may elect to receive the death benefit in a lump sum; or

  (b) If the new Contract Owner does not elect the option above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death benefit is paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as described in the Annuitant provision above.


                                 37  PROSPECTUS

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
  or

  (b) If the Contract owner does not elect the above option, then the Contract Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time).
   Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers provision of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS will be waived during this 5 year period; however, amounts withdrawn may be subject to a Market Value Adjustment.

We reserve the right to offer additional options upon the death of the Annuitant.

Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant's death to the date on which the death benefit is paid.




MORE INFORMATION
--------------------------------------------------------------------------------


GLENBROOK LIFE
 Glenbrook Life is the issuer of the Contract. Glenbrook Life is a stock life insurance company originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992 the Company was known as "William Penn Life Assurance Company of America." In 1992, the Company was renamed Glenbrook Life and redomesticated to Illinois. In 1998, the Company was redomesticated to Arizona.

Glenbrook Life is licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our main administrative office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Glenbrook Life is a wholly owned subsidiary of Allstate Life Insurance Company (Allstate Life), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation. Glenbrook Life and Allstate Life entered into reinsurance agreements, under which Glenbrook Life reinsures all of its business with Allstate Life. Under the agreements, contract charges, credited interest, policy benefits and certain expenses under all general account contracts are reinsured with Allstate Life. Allstate Life is bound to stand behind Glenbrook Life's contractual obligations to its policyholders. However, the obligations of Allstate Life under the reinsurance agreements are to Glenbrook Life. Glenbrook Life continues to have primary responsibility as the direct insurer for risks reinsured. In addition, assets of Glenbrook Life that relate to insurance in-force, excluding Separate Accounts assets, are transferred to Allstate Life. Therefore, the funds necessary to support the operations of Glenbrook Life are provided by Allstate Life and Glenbrook Life is not required to obtain additional capital to support in-force or future business.


THE VARIABLE ACCOUNT
Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of multiple Variable Sub-Accounts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains


                                 38  PROSPECTUS
distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the NASD, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.00%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and


                                 39  PROSPECTUS
verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Glenbrook Life and Annuity Company no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook.


                                 40  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND ANNUITY COMPANY
Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable

Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Glenbrook is considered the owner of the Variable

Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 41  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution


                                 42  PROSPECTUS
made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Glenbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Glenbrook is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Glenbrook as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


                                 43  PROSPECTUS

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Glenbrook reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Glenbrook can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Glenbrook does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Glenbrook reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


                                 44  PROSPECTUS

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Glenbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Glenbrook is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Glenbrook as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity.


                                 45  PROSPECTUS

Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


                                 46  PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 2003 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000945094. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 544 Lakeview Parkway, Suite 300, Vernon Hills, IL 60061 (telephone: 1-800-755-5275).


                                 47  PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED/+/ (BASE CONTRACT)
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit and Contracts with the Enhanced Death Benefit and Income Benefit. These two tables represent the lowest and highest combination of charges that affect Accumulation Unit Values available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with all other optional benefits, or available combination
thereof.    Please contact us at 1-800-755-5275 to obtain a copy of the
Statement of Additional Information.

ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,
Variable Sub-Accounts                                            2001     2002      2003
AIM V.I. AGGRESSIVE GROWTH - SERIES I*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.665   $ 8.120
 Accumulation Unit Value, End of Period                         $10.665  $ 8.120   $10.126
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. BALANCED - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.292   $ 9.216
 Accumulation Unit Value, End of Period                         $11.292  $ 9.216   $10.557
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. CAPITAL APPRECIATION - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.619   $ 9.397
 Accumulation Unit Value, End of Period                         $12.619  $ 9.397   $11.983
 Number of Units Outstanding, End of Period                       1,667    2,284     2,118
AIM V.I. CORE EQUITY - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.391   $10.298
 Accumulation Unit Value, End of Period                         $12.391  $10.298   $12.614
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. DENT DEMOGRAPHIC TRENDS - SERIES I*
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.041   $ 7.369
 Accumulation Unit Value, End of Period                         $11.041  $ 7.369   $ 9.974
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. DIVERSIFIED INCOME - SERIES I*
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.776   $ 9.845
 Accumulation Unit Value, End of Period                         $ 9.776  $ 9.845   $10.589
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.629   $ 7.903
 Accumulation Unit Value, End of Period                         $11.629  $ 7.903   $10.211
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. INTERNATIONAL GROWTH - SERIES I*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.217   $ 8.482
 Accumulation Unit Value, End of Period                         $10.217  $ 8.482   $10.777
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. PREMIER EQUITY - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.853   $ 8.138
 Accumulation Unit Value, End of Period                         $11.853  $ 8.138   $10.021
 Number of Units Outstanding, End of Period                       1,836    3,537     3,100
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH - INITIAL SHARES*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.525   $ 7.362
 Accumulation Unit Value, End of Period                         $10.525  $ 7.362   $ 9.133
 Number of Units Outstanding, End of Period                           0        0         0


                                 48  PROSPECTUS




DREYFUS STOCK INDEX - INITIAL SHARES*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.584   $ 8.089
 Accumulation Unit Value, End of Period                         $10.584  $ 8.089   $10.223
 Number of Units Outstanding, End of Period                           0        0         0
DREYFUS VIF GROWTH & INCOME - INITIAL SHARES*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.719   $ 7.880
 Accumulation Unit Value, End of Period                         $10.719  $ 7.880   $ 9.819
 Number of Units Outstanding, End of Period                           0        0         0
DREYFUS VIF MONEY MARKET - INITIAL SHARES*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.010   $ 9.999
 Accumulation Unit Value, End of Period                         $10.010  $ 9.999   $ 9.913
 Number of Units Outstanding, End of Period                           0        4       100
FIDELITY VIP ASSET MANAGER: GROWTH/(R)/ - SERVICE CLASS 2*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.615   $ 8.796
 Accumulation Unit Value, End of Period                         $10.615  $ 8.796   $10.654
 Number of Units Outstanding, End of Period                           0        0         0
FIDELITY VIP CONTRAFUND/(R)/ - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.425   $10.168
 Accumulation Unit Value, End of Period                         $11.425  $10.168   $12.833
 Number of Units Outstanding, End of Period                           0      793       793
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.703   $ 9.545
 Accumulation Unit Value, End of Period                         $11.703  $ 9.545   $12.219
 Number of Units Outstanding, End of Period                         180    4,978     4,673
FIDELITY VIP GROWTH - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.424   $ 8.525
 Accumulation Unit Value, End of Period                         $12.424  $ 8.525   $11.125
 Number of Units Outstanding, End of Period                       1,314    2,524     1,659
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.165   $10.337
 Accumulation Unit Value, End of Period                         $10.165  $10.337   $12.900
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP FRANKLIN SMALL CAP/ /- CLASS 2*
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.184   $ 7.852
 Accumulation Unit Value, End of Period                         $11.184  $ 7.852   $10.610
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP FRANKLIN TECHNOLOGY SECURITIES- CLASS 2/(1)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.583   $ 6.396
 Accumulation Unit Value, End of Period                         $11.583  $ 6.396   $ 6.981
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP MUTUAL SHARES SECURITIES- CLASS 2*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.602   $ 9.204
 Accumulation Unit Value, End of Period                         $10.602  $ 9.204   $11.341
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.965   $10.779
 Accumulation Unit Value, End of Period                         $10.965  $10.779   $16.236
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.512   $ 8.428
 Accumulation Unit Value, End of Period                         $10.512  $ 8.428   $10.970
 Number of Units Outstanding, End of Period                           0        0         0
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY*
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.272   $ 9.436
 Accumulation Unit Value, End of Period                         $11.272  $ 9.436   $13.564
 Number of Units Outstanding, End of Period                           0        0         0


                                 49  PROSPECTUS


GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY *
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.570   $ 8.128
 Accumulation Unit Value, End of Period                         $10.570  $ 8.128   $10.361
 Number of Units Outstanding, End of Period                           0        0         0
LSA CAPITAL GROWTH*/(2)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.576   $ 7.872
 Accumulation Unit Value, End of Period                         $10.576  $ 7.872   $ 9.578
 Number of Units Outstanding, End of Period                           0        0         0
LSA DIVERSIFIED MID-CAP/**(3)/
 Accumulation Unit Value, Beginning of Period                        --  $10.000   $ 7.767
 Accumulation Unit Value, End of Period                              --  $ 7.767   $10.165
 Number of Units Outstanding, End of Period                          --        0         0
LSA EQUITY GROWTH/*(2)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.504   $ 7.258
 Accumulation Unit Value, End of Period                         $10.504  $ 7.258   $ 8.823
 Number of Units Outstanding, End of Period                           0        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.752   $ 8.304
 Accumulation Unit Value, End of Period                         $12.752  $ 8.304   $10.622
 Number of Units Outstanding, End of Period                           0      221       209
MFS INVESTORS TRUST - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.545   $ 8.962
 Accumulation Unit Value, End of Period                         $11.545  $ 8.962   $10.750
 Number of Units Outstanding, End of Period                           0    1,539     1,538
MFS NEW DISCOVERY - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $13.155   $ 8.832
 Accumulation Unit Value, End of Period                         $13.155  $ 8.832   $11.603
 Number of Units Outstanding, End of Period                         355    1,202       944
MFS RESEARCH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.948   $ 8.855
 Accumulation Unit Value, End of Period                         $11.948  $ 8.855   $10.842
 Number of Units Outstanding, End of Period                           0      730       794
MFS UTILITIES - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.020   $ 7.606
 Accumulation Unit Value, End of Period                         $10.020  $ 7.606   $10.151
 Number of Units Outstanding, End of Period                          35      747       676
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.554   $ 8.214
 Accumulation Unit Value, End of Period                         $11.554  $ 8.214   $10.156
 Number of Units Outstanding, End of Period                         182    1,538     1,537
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.235   $ 8.810
 Accumulation Unit Value, End of Period                         $12.235  $ 8.810   $11.357
 Number of Units Outstanding, End of Period                         576    4,510     3,833
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.373   $ 9.485
 Accumulation Unit Value, End of Period                         $12.373  $ 9.485   $13.355
 Number of Units Outstanding, End of Period                          82      517       516
OPPENHEIMER MAIN STREET
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.480   $ 9.178
 Accumulation Unit Value, End of Period                         $11.480  $ 9.178   $11.450
 Number of Units Outstanding, End of Period                       2.061    8,915     7,786



                                 50  PROSPECTUS




OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.384   $10.984
 Accumulation Unit Value, End of Period                         $10.384  $10.984   $12.768
 Number of Units Outstanding, End of Period                           0    1,146       832
PUTNAM VT GROWTH AND INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.385   $ 9.080
 Accumulation Unit Value, End of Period                         $11.385  $ 9.080   $11.387
 Number of Units Outstanding, End of Period                           0      131         0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.249   $ 8.503
 Accumulation Unit Value, End of Period                         $12.249  $ 8.503   $10.301
 Number of Units Outstanding, End of Period                           0    1,402     1,401
PUTNAM VT HEALTH SCIENCES - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.053   $ 8.668
 Accumulation Unit Value, End of Period                         $11.053  $ 8.668   $10.103
 Number of Units Outstanding, End of Period                           0      361       388
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.404   $ 8.432
 Accumulation Unit Value, End of Period                         $10.404  $ 8.432   $10.670
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT NEW VALUE - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.856   $ 9.851
 Accumulation Unit Value, End of Period                         $11.856  $ 9.851   $12.848
 Number of Units Outstanding, End of Period                           0    3,078     2,252
PUTNAM VT RESEARCH - CLASS IB*
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.955   $ 8.357
 Accumulation Unit Value, End of Period                         $12.955  $ 8.357   $10.312
 Number of Units Outstanding, End of Period                           0        0         0
VAN KAMPEN UIF CORE PLUS FIXED INCOME - CLASS I*/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.905   $10.466
 Accumulation Unit Value, End of Period                         $ 9.905  $10.466   $10.782
 Number of Units Outstanding, End of Period                           0        0         0
VAN KAMPEN UIF EQUITY GROWTH - CLASS I/***(2,5)/
 Accumulation Unit Value, Beginning of Period                        --       --        --
 Accumulation Unit Value, End of Period                              --       --        --
 Number of Units Outstanding, End of Period                          --       --        --
VAN KAMPEN UIF GLOBAL VALUE EQUITY - CLASS I*/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.382   $ 8.497
 Accumulation Unit Value, End of Period                         $10.382  $ 8.497   $10.788
 Number of Units Outstanding, End of Period                           0        0         0
VAN KAMPEN UIF U.S. MID CAP VALUE - CLASS I/*(3,5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.078   $ 7.850
 Accumulation Unit Value, End of Period                         $11.078  $ 7.850   $10.936
 Number of Units Outstanding, End of Period                           0        0         0
VAN KAMPEN UIF U.S. REAL ESTATE - CLASS I**/(5)/
 Accumulation Unit Value, Beginning of Period                        --  $10.000   $ 8.971
 Accumulation Unit Value, End of Period                              --  $ 8.971   $12.229
 Number of Units Outstanding, End of Period                          --        0         0
VAN KAMPEN UIF VALUE - CLASS I */(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.795   $ 8.273
 Accumulation Unit Value, End of Period                         $10.795  $ 8.273   $10.291
 Number of Units Outstanding, End of Period                           0        0         0





                                 51  PROSPECTUS

+The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on September 21, 2001, except those indicated with one, two or three asterisks. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and Administrative Expense Charge of 0.10%.

* These Variable Sub-Accounts were first offered under the Contracts on November 1, 2001.

**These Variable Sub-Accounts were first offered under the Contracts on May 1, 2002.

*** This Variable Sub-Account was first offered under the Contracts on April 30, 2004.

(1) Effective May 1, 2003, the FTVIP Franklin Technology Securities Fund merged into the FTVIP Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the FTVIP Franklin Technology Securities Variable Sub-Account into the FTVIP Franklin Small Cap Variable Sub-Account.

(2) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio
  Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA Capital Growth Variable Sub-Account and the LSA Equity Growth Variable Sub-Account into the Van Kampen UIF Equity Growth Variable Sub-Account.***

(3) Effective April 30, 2004, the LSA Diversified Mid Cap Fund merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA Diversified Mid Cap Variable Sub-Account into the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(4) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio changed its name to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.




                                 52  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED/+/ (WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS)
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,
Variable Sub-Accounts                                            2001     2002      2003
AIM V.I. AGGRESSIVE GROWTH - SERIES I*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.656   $ 8.072
 Accumulation Unit Value, End of Period                         $10.656  $ 8.072   $10.015
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. BALANCED - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.276   $ 9.156
 Accumulation Unit Value, End of Period                         $11.276  $ 9.156   $10.436
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. CAPITAL APPRECIATION - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.601   $ 9.336
 Accumulation Unit Value, End of Period                         $12.601  $ 9.336   $11.844
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. CORE EQUITY - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.374   $10.231
 Accumulation Unit Value, End of Period                         $12.374  $10.231   $12.469
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. DENT DEMOGRAPHIC TRENDS - SERIES I*
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.032   $ 7.326
 Accumulation Unit Value, End of Period                         $11.032  $ 7.326   $ 9.864
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. DIVERSIFIED INCOME - SERIES I*
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.768   $ 9.787
 Accumulation Unit Value, End of Period                         $ 9.768  $ 9.787   $10.473
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.613   $ 7.852
 Accumulation Unit Value, End of Period                         $11.613  $ 7.852   $10.094
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. INTERNATIONAL GROWTH - SERIES I*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.208   $ 8.432
 Accumulation Unit Value, End of Period                         $10.208  $ 8.432   $10.659
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. PREMIER EQUITY - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.836   $ 8.085
 Accumulation Unit Value, End of Period                         $11.836  $ 8.085   $ 9.906
 Number of Units Outstanding, End of Period                           0        0         0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH - INITIAL SHARES*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.516   $ 7.318
 Accumulation Unit Value, End of Period                         $10.516  $ 7.318   $ 9.033
 Number of Units Outstanding, End of Period                           0        0         0
DREYFUS STOCK INDEX - INITIAL SHARES*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.575   $ 8.041
 Accumulation Unit Value, End of Period                         $10.575  $ 8.041   $10.111
 Number of Units Outstanding, End of Period                           0        0         0
DREYFUS VIF GROWTH & INCOME - INITIAL SHARES*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.710   $ 7.833
 Accumulation Unit Value, End of Period                         $10.710  $ 7.833   $ 9.711
 Number of Units Outstanding, End of Period                           0        0         0


                                 53  PROSPECTUS



DREYFUS VIF MONEY MARKET - INITIAL SHARES*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.002   $ 9.940
 Accumulation Unit Value, End of Period                         $10.002  $ 9.940   $ 9.804
 Number of Units Outstanding, End of Period                           0        0         0
FIDELITY VIP ASSET MANAGER: GROWTH/(R)/ - SERVICE CLASS 2*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.606   $ 8.744
 Accumulation Unit Value, End of Period                         $10.606  $ 8.744   $10.537
 Number of Units Outstanding, End of Period                           0        0         0
FIDELITY VIP CONTRAFUND/(R)/ - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.409   $10.102
 Accumulation Unit Value, End of Period                         $11.409  $10.102   $12.685
 Number of Units Outstanding, End of Period                         575      575       574
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.686   $ 9.483
 Accumulation Unit Value, End of Period                         $11.686  $ 9.483   $12.078
 Number of Units Outstanding, End of Period                           0      616       608
FIDELITY VIP GROWTH - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.406   $ 8.470
 Accumulation Unit Value, End of Period                         $12.406  $ 8.470   $10.997
 Number of Units Outstanding, End of Period                           0        0         0
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.150   $10.270
 Accumulation Unit Value, End of Period                         $10.150  $10.270   $12.751
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP FRANKLIN SMALL CAP/ /- CLASS 2*
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.174   $ 7.805
 Accumulation Unit Value, End of Period                         $11.174  $ 7.805   $10.493
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP FRANKLIN TECHNOLOGY SECURITIES- CLASS 2/(1)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.573   $ 6.359
 Accumulation Unit Value, End of Period                         $11.573  $ 6.359   $ 6.928
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP MUTUAL SHARES SECURITIES- CLASS 2*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.593   $ 9.150
 Accumulation Unit Value, End of Period                         $10.593  $ 9.150   $11.216
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.956   $10.715
 Accumulation Unit Value, End of Period                         $10.956  $10.715   $16.058
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.503   $ 8.378
 Accumulation Unit Value, End of Period                         $10.503  $ 8.378   $10.850
 Number of Units Outstanding, End of Period                           0        0         0
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY*
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.262   $ 9.380
 Accumulation Unit Value, End of Period                         $11.262  $ 9.380   $13.415
 Number of Units Outstanding, End of Period                           0        0         0

                                 54  PROSPECTUS




GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY *
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.562   $ 8.080
 Accumulation Unit Value, End of Period                         $10.562  $ 8.080   $10.247
 Number of Units Outstanding, End of Period                           0        0         0
LSA CAPITAL GROWTH*/(2)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.568   $ 7.825
 Accumulation Unit Value, End of Period                         $10.568  $ 7.825   $ 9.473
 Number of Units Outstanding, End of Period                           0        0         0
LSA DIVERSIFIED MID-CAP/**(3)/
 Accumulation Unit Value, Beginning of Period                        --  $10.000   $ 7.741
 Accumulation Unit Value, End of Period                              --  $ 7.741   $10.079
 Number of Units Outstanding, End of Period                          --        0         0
LSA EQUITY GROWTH/*(2)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.496   $ 7.215
 Accumulation Unit Value, End of Period                         $10.496  $ 7.215   $ 8.726
 Number of Units Outstanding, End of Period                           0        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.734   $ 8.250
 Accumulation Unit Value, End of Period                         $12.734  $ 8.250   $10.500
 Number of Units Outstanding, End of Period                           0        0         0
MFS INVESTORS TRUST - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.529   $ 8.904
 Accumulation Unit Value, End of Period                         $11.529  $ 8.904   $10.626
 Number of Units Outstanding, End of Period                           0        0         0
MFS NEW DISCOVERY - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $13.137   $ 8.775
 Accumulation Unit Value, End of Period                         $13.137  $ 8.775   $11.469
 Number of Units Outstanding, End of Period                           0        0         0
MFS RESEARCH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.932   $ 8.798
 Accumulation Unit Value, End of Period                         $11.932  $ 8.798   $10.717
 Number of Units Outstanding, End of Period                           0        0         0
MFS UTILITIES - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.006   $ 7.556
 Accumulation Unit Value, End of Period                         $10.006  $ 7.556   $10.034
 Number of Units Outstanding, End of Period                           0        0         0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.538   $ 8.161
 Accumulation Unit Value, End of Period                         $11.538  $ 8.161   $10.039
 Number of Units Outstanding, End of Period                           0        0         0
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.217   $ 8.752
 Accumulation Unit Value, End of Period                         $12.217  $ 8.752   $11.226
 Number of Units Outstanding, End of Period                           0    1,291     1,266
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.356   $ 9.423
 Accumulation Unit Value, End of Period                         $12.356  $ 9.423   $13.201
 Number of Units Outstanding, End of Period                           0        0         0
OPPENHEIMER MAIN STREET
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.464   $ 9.118
 Accumulation Unit Value, End of Period                         $11.464  $ 9.118   $11.318
 Number of Units Outstanding, End of Period                           0        0         0

                                 55  PROSPECTUS



OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.369   $10.913
 Accumulation Unit Value, End of Period                         $10.369  $10.913   $12.621
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT GROWTH AND INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.369   $ 9.021
 Accumulation Unit Value, End of Period                         $11.369  $ 9.021   $11.256
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.232   $ 8.448
 Accumulation Unit Value, End of Period                         $12.232  $ 8.448   $10.183
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT HEALTH SCIENCES - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.037   $ 8.612
 Accumulation Unit Value, End of Period                         $11.037  $ 8.612   $ 9.986
 Number of Units Outstanding, End of Period                         587      586       585
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB*
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.395   $ 8.383
 Accumulation Unit Value, End of Period                         $10.395  $ 8.383   $10.553
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT NEW VALUE - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.840   $ 9.787
 Accumulation Unit Value, End of Period                         $11.840  $ 9.787   $12.700
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT RESEARCH - CLASS IB*
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.936   $ 8.308
 Accumulation Unit Value, End of Period                         $12.936  $ 8.308   $10.199
 Number of Units Outstanding, End of Period                           0        0         0
VAN KAMPEN UIF CORE PLUS FIXED INCOME - CLASS I*/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.897   $10.404
 Accumulation Unit Value, End of Period                         $ 9.897  $10.404   $10.663
 Number of Units Outstanding, End of Period                           0        0         0
VAN KAMPEN UIF EQUITY GROWTH - CLASS I/***(2,5)/
 Accumulation Unit Value, Beginning of Period                        --       --        --
 Accumulation Unit Value, End of Period                              --       --        --
 Number of Units Outstanding, End of Period                          --       --        --
VAN KAMPEN UIF GLOBAL VALUE EQUITY - CLASS I*/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.373   $ 8.447
 Accumulation Unit Value, End of Period                         $10.373  $ 8.447   $10.670
 Number of Units Outstanding, End of Period                           0        0         0
VAN KAMPEN UIF U.S. MID CAP VALUE - CLASS I/*(3,5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.068   $ 7.803
 Accumulation Unit Value, End of Period                         $11.068  $ 7.803   $10.816
 Number of Units Outstanding, End of Period                           0        0         0
VAN KAMPEN UIF U.S. REAL ESTATE - CLASS I**/(5)/
 Accumulation Unit Value, Beginning of Period                        --  $10.000   $ 8.941
 Accumulation Unit Value, End of Period                              --  $ 8.941   $12.126
 Number of Units Outstanding, End of Period                          --        0         0
VAN KAMPEN UIF VALUE - CLASS I */(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.786   $ 8.224
 Accumulation Unit Value, End of Period                         $10.786  $ 8.224   $10.801
 Number of Units Outstanding, End of Period                           0        0         0




                                 56  PROSPECTUS

+The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on September 21, 2001, except those indicated with one, two or three asterisks. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and Administrative Expense Charge of 0.10%.

* These Variable Sub-Accounts were first offered under the Contracts on November 1, 2001.

**These Variable Sub-Accounts were first offered under the Contracts on May 1, 2002.

*** This Variable Sub-Account was first offered under the Contracts on April 30, 2004.

(1) Effective May 1, 2003, the FTVIP Franklin Technology Securities Fund merged into the FTVIP Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the FTVIP Franklin Technology Securities Variable Sub-Account into the FTVIP Franklin Small Cap Variable Sub-Account.

(2) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio
  Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA Capital Growth Variable Sub-Account and the LSA Equity Growth Variable Sub-Account into the Van Kampen UIF Equity Growth Variable Sub-Account.***

(3) Effective April 30, 2004, the LSA Diversified Mid Cap Fund merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA Diversified Mid Cap Variable Sub-Account into the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(4) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio changed its name to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                 57  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED/+/ (BASE CONTRACT)
--------------------------------------------------------------------------------


ALLSTATE PROVIDER EXTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,
Variable Sub-Accounts                                            2001     2002      2003
AIM V.I. AGGRESSIVE GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.614   $ 8.085
 Accumulation Unit Value, End of Period                         $10.614  $ 8.085   $10.088
 Number of Units Outstanding, End of Period                           0      833         0
AIM V.I. BALANCED - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.288   $ 8.401
 Accumulation Unit Value, End of Period                         $10.288  $ 8.401   $ 9.629
 Number of Units Outstanding, End of Period                           0    1,955     1,828
AIM V.I. CAPITAL APPRECIATION - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.802   $ 8.049
 Accumulation Unit Value, End of Period                         $10.802  $ 8.049   $10.268
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. CORE EQUITY - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.589   $ 8.805
 Accumulation Unit Value, End of Period                         $10.589  $ 8.805   $10.790
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. DENT DEMOGRAPHIC TRENDS - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.956   $ 7.316
 Accumulation Unit Value, End of Period                         $10.956  $ 7.316   $ 9.907
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. DIVERSIFIED INCOME - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.846   $ 9.921
 Accumulation Unit Value, End of Period                         $ 9.846  $ 9.921   $10.675
 Number of Units Outstanding, End of Period                           0      393       896
AIM V.I. GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.460   $ 7.112
 Accumulation Unit Value, End of Period                         $10.460  $ 7.112   $ 9.194
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. INTERNATIONAL GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.184   $ 8.459
 Accumulation Unit Value, End of Period                         $10.184  $ 8.459   $10.754
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. PREMIER EQUITY - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.503   $ 7.215
 Accumulation Unit Value, End of Period                         $10.503  $ 7.215   $ 8.889
 Number of Units Outstanding, End of Period                           0        0         0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.494   $ 7.343
 Accumulation Unit Value, End of Period                         $10.494  $ 7.343   $ 9.114
 Number of Units Outstanding, End of Period                           0        0         0
DREYFUS STOCK INDEX - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.555   $ 8.071
 Accumulation Unit Value, End of Period                         $10.555  $ 8.071   $10.205
 Number of Units Outstanding, End of Period                           0    1,023     3,032

                                 58  PROSPECTUS



DREYFUS VIF GROWTH & INCOME - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.657   $ 7.838
 Accumulation Unit Value, End of Period                         $10.657  $ 7.838   $ 9.772
 Number of Units Outstanding, End of Period                           0        0       418
DREYFUS VIF MONEY MARKET - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.010   $10.005
 Accumulation Unit Value, End of Period                         $10.010  $10.005   $ 9.923
 Number of Units Outstanding, End of Period                           0   13,471    12,847
FIDELITY VIP ASSET MANAGER: GROWTH/(R)/ - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.625   $ 8.809
 Accumulation Unit Value, End of Period                         $10.625  $ 8.809   $10.676
 Number of Units Outstanding, End of Period                           0        0         0
FIDELITY VIP CONTRAFUND/(R)/ - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.424   $ 9.281
 Accumulation Unit Value, End of Period                         $10.424  $ 9.281   $11.720
 Number of Units Outstanding, End of Period                           0        0       387
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.635   $ 8.678
 Accumulation Unit Value, End of Period                         $10.635  $ 8.678   $11.115
 Number of Units Outstanding, End of Period                           0      997     2,393
FIDELITY VIP GROWTH - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.680   $ 7.333
 Accumulation Unit Value, End of Period                         $10.680  $ 7.333   $ 9.573
 Number of Units Outstanding, End of Period                           0      590     1,130
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.250   $10.429
 Accumulation Unit Value, End of Period                         $10.250  $10.429   $13.021
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP FRANKLIN SMALL CAP/ /- CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.185   $ 7.857
 Accumulation Unit Value, End of Period                         $11.185  $ 7.857   $10.622
 Number of Units Outstanding, End of Period                           0      553     1,445
FTVIP FRANKLIN TECHNOLOGY SECURITIES- CLASS 2/(1)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.534   $ 6.373
 Accumulation Unit Value, End of Period                         $11.534  $ 6.373   $ 6.956
 Number of Units Outstanding, End of Period                           0      372         0
FTVIP MUTUAL SHARES SECURITIES- CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.595   $ 9.203
 Accumulation Unit Value, End of Period                         $10.595  $ 9.203   $11.345
 Number of Units Outstanding, End of Period                           0      326       285
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.941   $10.761
 Accumulation Unit Value, End of Period                         $10.941  $10.761   $16.217
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.503   $ 8.425
 Accumulation Unit Value, End of Period                         $10.503    8.425   $10.972
 Number of Units Outstanding, End of Period                           0        0         0

                                 59  PROSPECTUS


GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.320   $ 9.481
 Accumulation Unit Value, End of Period                         $11.320  $ 9.481   $13.636
 Number of Units Outstanding, End of Period                           0    2,076     2,128
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.541   $ 8.110
 Accumulation Unit Value, End of Period                         $10.541  $ 8.110   $10.343
 Number of Units Outstanding, End of Period                           0        0         0
LSA CAPITAL GROWTH/(2)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.541   $ 7.852
 Accumulation Unit Value, End of Period                         $10.541  $ 7.852   $ 9.555
 Number of Units Outstanding, End of Period                           0      385       252
LSA DIVERSIFIED MID-CAP/*(3)/
 Accumulation Unit Value, Beginning of Period                        --  $10.000   $ 7.770
 Accumulation Unit Value, End of Period                              --  $ 7.770   $10.173
 Number of Units Outstanding, End of Period                          --        0         0
LSA EQUITY GROWTH/(2)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.467   $ 7.236
 Accumulation Unit Value, End of Period                         $10.467  $ 7.236   $ 8.801
 Number of Units Outstanding, End of Period                           0      808     1,708
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.867   $ 7.080
 Accumulation Unit Value, End of Period                         $10.867  $ 7.080   $ 9.061
 Number of Units Outstanding, End of Period                           0        0         0
MFS INVESTORS TRUST - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.377   $ 8.059
 Accumulation Unit Value, End of Period                         $10.377  $ 8.059   $ 9.671
 Number of Units Outstanding, End of Period                           0      452       766
MFS NEW DISCOVERY - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.635   $ 7.815
 Accumulation Unit Value, End of Period                         $11.635  $ 7.815   $10.272
 Number of Units Outstanding, End of Period                           0      574       963
MFS RESEARCH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.615   $ 7.871
 Accumulation Unit Value, End of Period                         $10.615  $ 7.871   $ 9.642
 Number of Units Outstanding, End of Period                           0        0         0
MFS UTILITIES - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.167   $ 7.722
 Accumulation Unit Value, End of Period                         $10.167  $ 7.722   $10.311
 Number of Units Outstanding, End of Period                           0    3,654     3,339
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.684   $ 7.599
 Accumulation Unit Value, End of Period                         $10.684  $ 7.599   $ 9.401
 Number of Units Outstanding, End of Period                           0    1,801     3,605

                                 60  PROSPECTUS


OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.670   $ 7.687
 Accumulation Unit Value, End of Period                         $10.670  $ 7.687   $ 9.915
 Number of Units Outstanding, End of Period                           0    3,519     4,128
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.793   $ 8.278
 Accumulation Unit Value, End of Period                         $10.793  $ 8.278   $11.662
 Number of Units Outstanding, End of Period                           0      411       470
OPPENHEIMER MAIN STREET
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.455   $ 8.362
 Accumulation Unit Value, End of Period                         $10.455  $ 8.362   $10.437
 Number of Units Outstanding, End of Period                           0       91       137
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.174   $10.767
 Accumulation Unit Value, End of Period                         $10.174  $10.767   $12.522
 Number of Units Outstanding, End of Period                           0    4,086     6,156
PUTNAM VT GROWTH AND INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.514   $ 8.390
 Accumulation Unit Value, End of Period                         $10.514  $ 8.390   $10.527
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.533   $ 7.315
 Accumulation Unit Value, End of Period                         $10.533  $ 7.315   $ 8.867
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT HEALTH SCIENCES - CLASS IB*
 Accumulation Unit Value, Beginning of Period                        --  $10.000   $ 8.260
 Accumulation Unit Value, End of Period                              --  $ 8.260   $ 9.632
 Number of Units Outstanding, End of Period                          --        0         0
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.379   $ 8.417
 Accumulation Unit Value, End of Period                         $10.379  $ 8.417   $10.655
 Number of Units Outstanding, End of Period                           0      272       352
PUTNAM VT NEW VALUE - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.875   $ 9.040
 Accumulation Unit Value, End of Period                         $10.875  $ 9.040   $11.797
 Number of Units Outstanding, End of Period                           0    1,523       958
PUTNAM VT RESEARCH - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.859   $ 8.321
 Accumulation Unit Value, End of Period                         $10.859  $ 8.321   $10.272
 Number of Units Outstanding, End of Period                           0    4,019     4,096
VAN KAMPEN UIF CORE PLUS FIXED INCOME - CLASS I/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.941   $10.509
 Accumulation Unit Value, End of Period                         $ 9.941  $10.509   $10.831
 Number of Units Outstanding, End of Period                           0   11,516    16,586
VAN KAMPEN UIF EQUITY GROWTH - CLASS I/**(2,5)/
 Accumulation Unit Value, Beginning of Period                        --       --        --
 Accumulation Unit Value, End of Period                              --       --        --
 Number of Units Outstanding, End of Period                          --       --        --
VAN KAMPEN UIF GLOBAL VALUE EQUITY - CLASS I/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.348   $ 8.474
 Accumulation Unit Value, End of Period                         $10.348  $ 8.474   $10.764
 Number of Units Outstanding, End of Period                           0      317       241
VAN KAMPEN UIF U.S. MID CAP VALUE - CLASS I/(3,5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.079   $ 7.855
 Accumulation Unit Value, End of Period                         $11.079  $ 7.855   $10.948
 Number of Units Outstanding, End of Period                           0    3,248     3,528




                                 61  PROSPECTUS


VAN KAMPEN UIF U.S. REAL ESTATE - CLASS I*/(5)/
 Accumulation Unit Value, Beginning of Period                        --  $10.000   $ 8.974
 Accumulation Unit Value, End of Period                              --  $ 8.974   $12.239
 Number of Units Outstanding, End of Period                          --        0         0
VAN KAMPEN UIF VALUE - CLASS I/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.735   $ 8.231
 Accumulation Unit Value, End of Period                         $10.735  $ 8.231   $10.871
 Number of Units Outstanding, End of Period                           0        0       382





+The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on November 2, 2001, except those indicated with one or two asterisks. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and Administrative Expense Charge of 0.10%.

* These Variable Sub-Accounts were first offered under the Contracts on May 1, 2002.

** This Variable Sub-Account was first offered under the Contracts on April 30, 2004.

(1) Effective May 1, 2003, the FTVIP Franklin Technology Securities Fund merged into the FTVIP Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the FTVIP Franklin Technology Securities Variable Sub-Account into the FTVIP Franklin Small Cap Variable Sub-Account.

(2) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio
  Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA Capital Growth Variable Sub-Account and the LSA Equity Growth Variable Sub-Account into the Van Kampen UIF Equity Growth Variable Sub-Account.**

(3) Effective April 30, 2004, the LSA Diversified Mid Cap Fund merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA Diversified Mid Cap Variable Sub-Account into the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(4) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio changed its name to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.








                                 62  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED/+/ (WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS)
--------------------------------------------------------------------------------


ALLSTATE PROVIDER EXTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,
Variable Sub-Accounts                                            2001     2002      2003
AIM V.I. AGGRESSIVE GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.605   $ 8.037
 Accumulation Unit Value, End of Period                         $10.605  $ 8.037   $ 9.978
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. BALANCED - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.280   $ 8.351
 Accumulation Unit Value, End of Period                         $10.280  $ 8.351   $ 9.524
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. CAPITAL APPRECIATION - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.793   $ 8.001
 Accumulation Unit Value, End of Period                         $10.793  $ 8.001   $10.156
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. CORE EQUITY - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.580   $ 8.753
 Accumulation Unit Value, End of Period                         $10.580  $ 8.753   $10.672
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. DENT DEMOGRAPHIC TRENDS - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.947   $ 7.273
 Accumulation Unit Value, End of Period                         $10.947  $ 7.273   $ 9.798
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. DIVERSIFIED INCOME - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.838   $ 9.863
 Accumulation Unit Value, End of Period                         $ 9.838  $ 9.863   $10.558
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.452   $ 7.070
 Accumulation Unit Value, End of Period                         $10.452  $ 7.070   $ 9.093
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. INTERNATIONAL GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.176   $ 8.409
 Accumulation Unit Value, End of Period                         $10.176  $ 8.409   $10.636
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. PREMIER EQUITY - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.494   $ 7.172
 Accumulation Unit Value, End of Period                         $10.494  $ 7.172   $ 8.792
 Number of Units Outstanding, End of Period                           0        0         0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.484   $ 7.300
 Accumulation Unit Value, End of Period                         $10.484  $ 7.300   $ 9.015
 Number of Units Outstanding, End of Period                           0        0         0
DREYFUS STOCK INDEX - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.546   $ 8.024
 Accumulation Unit Value, End of Period                         $10.546  $ 8.024   $10.094
 Number of Units Outstanding, End of Period                           0        0         0



                                 63  PROSPECTUS



DREYFUS VIF GROWTH & INCOME - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.648   $ 7.792
 Accumulation Unit Value, End of Period                         $10.648  $ 7.792   $ 9.665
 Number of Units Outstanding, End of Period                           0        0         0
DREYFUS VIF MONEY MARKET - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.002   $ 9.946
 Accumulation Unit Value, End of Period                         $10.002  $ 9.946   $ 9.815
 Number of Units Outstanding, End of Period                           0        0         0
FIDELITY VIP ASSET MANAGER: GROWTH/(R)/ - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.617   $ 8.757
 Accumulation Unit Value, End of Period                         $10.617  $ 8.757   $10.559
 Number of Units Outstanding, End of Period                           0        0         0
FIDELITY VIP CONTRAFUND/(R)/ - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.415   $ 9.227
 Accumulation Unit Value, End of Period                         $10.415  $ 9.227   $11.592
 Number of Units Outstanding, End of Period                           0        0         0
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.626   $ 8.267
 Accumulation Unit Value, End of Period                         $10.626  $ 8.267   $10.994
 Number of Units Outstanding, End of Period                           0        0         0
FIDELITY VIP GROWTH - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.672   $ 7.290
 Accumulation Unit Value, End of Period                         $10.672  $ 7.290   $ 9.469
 Number of Units Outstanding, End of Period                           0        0         0
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.241   $10.367
 Accumulation Unit Value, End of Period                         $10.241  $10.367   $12.879
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP FRANKLIN SMALL CAP/ /- CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.176   $ 7.811
 Accumulation Unit Value, End of Period                         $11.176  $ 7.811   $10.505
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP FRANKLIN TECHNOLOGY SECURITIES- CLASS 2/(1)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.524   $ 6.335
 Accumulation Unit Value, End of Period                         $11.524  $ 6.335   $ 6.904
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP MUTUAL SHARES SECURITIES- CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.586   $ 9.149
 Accumulation Unit Value, End of Period                         $10.586  $ 9.149   $11.221
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.932   $10.698
 Accumulation Unit Value, End of Period                         $10.932  $10.698   $16.040
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.495   $ 8.376
 Accumulation Unit Value, End of Period                         $10.495  $ 8.376   $10.852
 Number of Units Outstanding, End of Period                           0        0         0

                                 64  PROSPECTUS




GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.311   $ 9.425
 Accumulation Unit Value, End of Period                         $11.311  $ 9.425    13.487
 Number of Units Outstanding, End of Period                           0        0         0
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.533   $ 8.062
 Accumulation Unit Value, End of Period                         $10.533  $ 8.062   $10.229
 Number of Units Outstanding, End of Period                           0        0         0
LSA CAPITAL GROWTH/(2)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.532   $ 7.803
 Accumulation Unit Value, End of Period                         $10.532  $ 7.803   $ 9.451
 Number of Units Outstanding, End of Period                           0        0         0
LSA DIVERSIFIED MID-CAP/*(3)/
 Accumulation Unit Value, Beginning of Period                        --  $10.000   $ 7.743
 Accumulation Unit Value, End of Period                              --  $ 7.743   $10.087
 Number of Units Outstanding, End of Period                          --        0         0
LSA EQUITY GROWTH/(2)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.459   $ 7.193
 Accumulation Unit Value, End of Period                         $10.459  $ 7.193   $ 8.704
 Number of Units Outstanding, End of Period                           0        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.858   $ 7.038
 Accumulation Unit Value, End of Period                         $10.858  $ 7.038   $ 8.962
 Number of Units Outstanding, End of Period                           0        0         0
MFS INVESTORS TRUST - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.368   $ 8.011
 Accumulation Unit Value, End of Period                         $10.368  $ 8.011   $ 9.565
 Number of Units Outstanding, End of Period                           0        0         0
MFS NEW DISCOVERY - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.625   $ 7.769
 Accumulation Unit Value, End of Period                         $11.625  $ 7.769   $10.159
 Number of Units Outstanding, End of Period                           0        0         0
MFS RESEARCH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.606   $ 7.824
 Accumulation Unit Value, End of Period                         $10.606  $ 7.824   $ 9.537
 Number of Units Outstanding, End of Period                           0        0         0
MFS UTILITIES - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.159   $ 7.676
 Accumulation Unit Value, End of Period                         $10.159  $ 7.676   $10.199
 Number of Units Outstanding, End of Period                           0        0         0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.675   $ 7.554
 Accumulation Unit Value, End of Period                         $10.675  $ 7.554   $ 9.298
 Number of Units Outstanding, End of Period                           0        0         0

                                65  PROSPECTUS




OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.661   $ 7.641
 Accumulation Unit Value, End of Period                         $10.661  $ 7.641   $ 9.806
 Number of Units Outstanding, End of Period                           0        0         0
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.784   $ 8.229
 Accumulation Unit Value, End of Period                         $10.784  $ 8.229   $11.534
 Number of Units Outstanding, End of Period                           0        0         0
OPPENHEIMER MAIN STREET
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.446   $ 8.313
 Accumulation Unit Value, End of Period                         $10.446  $ 8.313   $10.323
 Number of Units Outstanding, End of Period                           0        0         0
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.165   $10.704
 Accumulation Unit Value, End of Period                         $10.165  $10.704   $12.385
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT GROWTH AND INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.505   $ 8.340
 Accumulation Unit Value, End of Period                         $10.505  $ 8.340   $10.412
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.525   $ 7.272
 Accumulation Unit Value, End of Period                         $10.525  $ 7.272   $ 8.770
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT HEALTH SCIENCES - CLASS IB*
 Accumulation Unit Value, Beginning of Period                        --  $10.000   $ 8.232
 Accumulation Unit Value, End of Period                              --  $ 8.232   $ 9.551
 Number of Units Outstanding, End of Period                          --        0         0
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.370   $ 8.367
 Accumulation Unit Value, End of Period                         $10.370  $ 8.367   $10.539
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT NEW VALUE - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.866   $ 8.987
 Accumulation Unit Value, End of Period                         $10.866  $ 8.987   $11.668
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT RESEARCH - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.850   $ 8.272
 Accumulation Unit Value, End of Period                         $10.850  $ 8.272   $10.160
 Number of Units Outstanding, End of Period                           0        0         0
VAN KAMPEN UIF CORE PLUS FIXED INCOME - CLASS I/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.932   $10.447
 Accumulation Unit Value, End of Period                         $ 9.932  $10.447   $10.713
 Number of Units Outstanding, End of Period                           0        0         0
VAN KAMPEN UIF EQUITY GROWTH - CLASS I/**(2,5)/
 Accumulation Unit Value, Beginning of Period                        --       --        --
 Accumulation Unit Value, End of Period                              --       --        --
 Number of Units Outstanding, End of Period                          --       --        --
VAN KAMPEN UIF GLOBAL VALUE EQUITY - CLASS I/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.340   $ 8.424
 Accumulation Unit Value, End of Period                         $10.340  $ 8.424   $10.646
 Number of Units Outstanding, End of Period                           0        0         0
VAN KAMPEN UIF U.S. MID CAP VALUE - CLASS I/(3,5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.070   $ 7.808
 Accumulation Unit Value, End of Period                         $11.070  $ 7.808   $10.829
 Number of Units Outstanding, End of Period                           0        0         0



                                 66  PROSPECTUS



VAN KAMPEN UIF U.S. REAL ESTATE - CLASS I*/(5)/
 Accumulation Unit Value, Beginning of Period                        --  $10.000   $ 8.944
 Accumulation Unit Value, End of Period                              --  $ 8.944   $12.136
 Number of Units Outstanding, End of Period                          --        0         0
VAN KAMPEN UIF VALUE - CLASS I/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.727   $ 8.183
 Accumulation Unit Value, End of Period                         $10.727  $ 8.183   $10.752
 Number of Units Outstanding, End of Period                           0        0         0



+The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on November 2, 2001, except those indicated with one or two asterisks. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and Administrative Expense Charge of 0.10%.

* These Variable Sub-Accounts were first offered under the Contracts on May 1, 2002.

** This Variable Sub-Account was first offered under the Contracts on April 30, 2004.

(1) Effective May 1, 2003, the FTVIP Franklin Technology Securities Fund merged into the FTVIP Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the FTVIP Franklin Technology Securities Variable Sub-Account into the FTVIP Franklin Small Cap Variable Sub-Account.

(2) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA Capital Growth Variable Sub-Account and the LSA Equity Growth Variable Sub-Account into the Van Kampen UIF Equity Growth Variable Sub-Account.**

(3) Effective April 30, 2004, the LSA Diversified Mid Cap Fund merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA Diversified Mid Cap Variable Sub-Account into the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(4) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio changed its name to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                 67  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED/+/ (BASE CONTRACT)
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,
Variable Sub-Accounts                                           2001      2002       2003
AIM V.I. AGGRESSIVE GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.618   $  6.575
 Accumulation Unit Value, End of Period                        $ 8.618  $  6.575   $  8.216
 Number of Units Outstanding, End of Period                        162     3,182      2,213
AIM V.I. BALANCED - SERIES I
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.121   $  7.459
 Accumulation Unit Value, End of Period                        $ 9.121  $  7.459   $  8.563
 Number of Units Outstanding, End of Period                     17,262    42,779     45,589
AIM V.I. CAPITAL APPRECIATION - SERIES I
 Accumulation Unit Value, Beginning of Period                  $10.000  $   8.61   $  6.470
 Accumulation Unit Value, End of Period                        $  8.61  $  6.470   $  8.267
 Number of Units Outstanding, End of Period                      7,675    16,768     14,128
AIM V.I. CORE EQUITY - SERIES I
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.497   $  7.076
 Accumulation Unit Value, End of Period                        $ 8.497  $  7.076   $  8.685
 Number of Units Outstanding, End of Period                          0    11,578     14,469
AIM V.I. DENT DEMOGRAPHIC TRENDS - SERIES I
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.470   $  5.665
 Accumulation Unit Value, End of Period                        $ 8.470  $  5.665   $  7.682
 Number of Units Outstanding, End of Period                        202       219        207
AIM V.I. DIVERSIFIED INCOME - SERIES I
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 10.127   $ 10.220
 Accumulation Unit Value, End of Period                        $10.127  $ 10.220   $ 11.013
 Number of Units Outstanding, End of Period                      1,291     4,757      8,594
AIM V.I. GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.395   $  5.717
 Accumulation Unit Value, End of Period                        $ 8.395  $  5.717   $  7.401
 Number of Units Outstanding, End of Period                     14,481    16,296     20,778
AIM V.I. INTERNATIONAL GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.508   $  7.077
 Accumulation Unit Value, End of Period                        $ 8.508  $  7.077   $  9.011
 Number of Units Outstanding, End of Period                          0         0          0
AIM V.I. PREMIER EQUITY - SERIES I
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.853   $  6.090
 Accumulation Unit Value, End of Period                        $ 8.853  $  6.090   $  7.515
 Number of Units Outstanding, End of Period                     11,756    24,783     37,906
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.323   $  5.834
 Accumulation Unit Value, End of Period                        $ 8.323  $  5.834   $  7.252
 Number of Units Outstanding, End of Period                        209     1,569      2,935
DREYFUS STOCK INDEX - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.409   $  6.930
 Accumulation Unit Value, End of Period                        $ 9.409  $  6.930   $  8.776
 Number of Units Outstanding, End of Period                      6,900    57,775     74,292


                                 68  PROSPECTUS



DREYFUS VIF GROWTH & INCOME - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.156   $  6.744
 Accumulation Unit Value, End of Period                        $ 9.156  $  6.744   $  8.421
 Number of Units Outstanding, End of Period                        904     2,715      5,581
DREYFUS VIF MONEY MARKET - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 10.124   $ 10.134
 Accumulation Unit Value, End of Period                        $10.124  $ 10.134   $ 10.066
 Number of Units Outstanding, End of Period                     11,463    22,206     31,888
FIDELITY VIP ASSET MANAGER: GROWTH/(R)/ - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.497   $  7.886
 Accumulation Unit Value, End of Period                        $ 9.497  $  7.886   $  9.571
 Number of Units Outstanding, End of Period                      1,656     1,722      2,367
FIDELITY VIP CONTRAFUND/(R)/ - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.456   $  8.440
 Accumulation Unit Value, End of Period                        $ 9.456  $  8.440   $ 10.674
 Number of Units Outstanding, End of Period                     17.056    47,759     51,098
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.370   $  7.658
 Accumulation Unit Value, End of Period                        $ 9.370  $  7.658   $  9.824
 Number of Units Outstanding, End of Period                     35,300   122,842    133,904
FIDELITY VIP GROWTH - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.681   $  5.969
 Accumulation Unit Value, End of Period                        $ 8.681  $  5.969   $  7.805
 Number of Units Outstanding, End of Period                     13,066    55,960     53,130
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.016   $  9.188
 Accumulation Unit Value, End of Period                        $ 9.016  $  9.188   $ 11.489
 Number of Units Outstanding, End of Period                      2,936    14,304     43,267
FTVIP FRANKLIN SMALL CAP/ /- CLASS 2
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.286   $  6.533
 Accumulation Unit Value, End of Period                        $ 9.286  $  6.533   $  8.845
 Number of Units Outstanding, End of Period                      2,096    10,255     16,098
FTVIP FRANKLIN TECHNOLOGY SECURITIES- CLASS 2/(1)/
 Accumulation Unit Value, Beginning of Period                  $10.000  $  7.942   $  4.395
 Accumulation Unit Value, End of Period                        $ 7.942  $  4.395   $  4.800
 Number of Units Outstanding, End of Period                        261       281          0
FTVIP MUTUAL SHARES SECURITIES- CLASS 2
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.833   $  8.554
 Accumulation Unit Value, End of Period                        $ 9.833  $  8.554   $ 10.561
 Number of Units Outstanding, End of Period                     14,810    25,084     54,899
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.434   $  9.293
 Accumulation Unit Value, End of Period                        $ 9.434  $  9.293   $ 14.026
 Number of Units Outstanding, End of Period                          0         0          0
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.776   $  7.050
 Accumulation Unit Value, End of Period                        $ 8.776  $  7.050   $  9.196
 Number of Units Outstanding, End of Period                        825     1,760     11,791
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 10.163   $  8.525
 Accumulation Unit Value, End of Period                        $10.163  $  8.525   $ 12.279
 Number of Units Outstanding, End of Period                          0     3,169      5,972


                                 69  PROSPECTUS



GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.015   $  6.946
 Accumulation Unit Value, End of Period                        $ 9.015  $  6.946   $  8.872
 Number of Units Outstanding, End of Period                          0     1,487      6,580
LSA CAPITAL GROWTH/(2)/
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.845   $  6.599
 Accumulation Unit Value, End of Period                        $ 8.845  $  6.599   $  8.042
 Number of Units Outstanding, End of Period                          0     2,448     15,654
LSA DIVERSIFIED MID-CAP/**(3)/
 Accumulation Unit Value, Beginning of Period                       --  $ 10.000   $  7.772
 Accumulation Unit Value, End of Period                             --  $  7.772   $ 10.182
 Number of Units Outstanding, End of Period                         --         0         22
LSA EQUITY GROWTH/(2)/
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.102   $  6.302
 Accumulation Unit Value, End of Period                        $ 9.102  $  6.302   $  7.676
 Number of Units Outstanding, End of Period                        302     1,102      8,542
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.158   $  5.323
 Accumulation Unit Value, End of Period                        $ 8.158  $  5.323   $  6.823
 Number of Units Outstanding, End of Period                      8,841    21,444     25,357
MFS INVESTORS TRUST - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.843   $  6.878
 Accumulation Unit Value, End of Period                        $ 8.843  $  6.878   $  8.267
 Number of Units Outstanding, End of Period                     16,089    27,727     26,096
MFS NEW DISCOVERY - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.619   $  6.471
 Accumulation Unit Value, End of Period                        $ 9.619  $  6.471   $  8.518
 Number of Units Outstanding, End of Period                      5,451    52,548     55,148
MFS RESEARCH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.458   $  6.281
 Accumulation Unit Value, End of Period                        $ 8.458  $  6.281   $  7.707
 Number of Units Outstanding, End of Period                      6,555    20,274    18,6369
MFS UTILITIES - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                  $10.000  $  7.546   $  5.739
 Accumulation Unit Value, End of Period                        $ 7.546  $  5.739   $  7.676
 Number of Units Outstanding, End of Period                     33,039    39,745     40,053
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.833   $  6.292
 Accumulation Unit Value, End of Period                        $ 8.833  $  6.292   $  7.796
 Number of Units Outstanding, End of Period                     19,725    70,033     69,523
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.693   $  6.272
 Accumulation Unit Value, End of Period                        $ 8.693  $  6.272   $  8.102
 Number of Units Outstanding, End of Period                     67,547   161,093    173,075
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.314   $  7.154
 Accumulation Unit Value, End of Period                        $ 9.314  $  7.154   $ 10.094
 Number of Units Outstanding, End of Period                     12,351    41,764     43,440
OPPENHEIMER MAIN STREET
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.171   $  7.346
 Accumulation Unit Value, End of Period                        $ 9.171  $  7.346   $  9.183
 Number of Units Outstanding, End of Period                     44,958   112,400    118,783

                                 70  PROSPECTUS




OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 10.250   $ 10.864
 Accumulation Unit Value, End of Period                        $10.250  $ 10.864   $ 12.654
 Number of Units Outstanding, End of Period                     22,387    94,592    117,277
PUTNAM VT GROWTH AND INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.217   $  7.366
 Accumulation Unit Value, End of Period                        $ 9.217  $  7.366   $  9.257
 Number of Units Outstanding, End of Period                     25,624    34,780     36,428
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.065   $  5.610
 Accumulation Unit Value, End of Period                        $ 8.065  $  5.610   $  6.810
 Number of Units Outstanding, End of Period                      3,456       697      2,958
PUTNAM VT HEALTH SCIENCES - CLASS IB
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.662   $  7.592
 Accumulation Unit Value, End of Period                        $ 9.662  $  7.592   $  8.867
 Number of Units Outstanding, End of Period                     10,884    38,840     36,639
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB*
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 11.829   $  9.607
 Accumulation Unit Value, End of Period                        $11.829  $  9.607   $ 12.181
 Number of Units Outstanding, End of Period                          0       372        430
PUTNAM VT NEW VALUE - CLASS IB
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.574   $  7.971
 Accumulation Unit Value, End of Period                        $ 9.574  $  7.971   $ 10.417
 Number of Units Outstanding, End of Period                     10,667    23,289     25,332
PUTNAM VT RESEARCH - CLASS IB*
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 12.056   $  9.253
 Accumulation Unit Value, End of Period                        $12.056  $  9.253   $ 11.439
 Number of Units Outstanding, End of Period                          0     1,048        922
VAN KAMPEN UIF CORE PLUS FIXED INCOME - CLASS I/(5)/
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 10.455   $ 11.070
 Accumulation Unit Value, End of Period                        $10.455  $ 11.070   $ 11.427
 Number of Units Outstanding, End of Period                     13,728    39,266     97,584
VAN KAMPEN UIF EQUITY GROWTH - CLASS I/***(2,5)/
 Accumulation Unit Value, Beginning of Period                       --        --         --
 Accumulation Unit Value, End of Period                             --        --         --
 Number of Units Outstanding, End of Period                         --        --         --
VAN KAMPEN UIF GLOBAL VALUE EQUITY - CLASS I/(5)/
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.289   $  7.618
 Accumulation Unit Value, End of Period                        $ 9.289  $  7.618   $  9.692
 Number of Units Outstanding, End of Period                        383     2,703      2,505
VAN KAMPEN UIF U.S. MID CAP VALUE - CLASS I/(3,5)/
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.585   $  6.806
 Accumulation Unit Value, End of Period                        $ 9.585  $  6.806   $  9.501
 Number of Units Outstanding, End of Period                      2,965    15,157     27,165
VAN KAMPEN UIF U.S. REAL ESTATE - CLASS I**/(5)/
 Accumulation Unit Value, Beginning of Period                       --  $ 10.000   $  8.977
 Accumulation Unit Value, End of Period                             --  $  8.977   $ 12.250
 Number of Units Outstanding, End of Period                         --         0     11,807
VAN KAMPEN UIF VALUE - CLASS I/(5)/
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.615   $  7.384
 Accumulation Unit Value, End of Period                        $ 9.615  $  7.384   $  9.767
 Number of Units Outstanding, End of Period                          1     1,226      2,342




                                 71  PROSPECTUS

+The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on May 1, 2001, except those indicated with one, two or three asterisks.The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and Administrative Expense Charge of 0.10%.

* These Variable Sub-Accounts were first offered under the Contracts on September 21, 2001.

**These Variable Sub-Accounts were first offered under the Contracts on May 1, 2002.

*** This Variable Sub-Account was first offered under the Contracts on April 30, 2004.

(1) Effective May 1, 2003, the FTVIP Franklin Technology Securities Fund merged into the FTVIP Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the FTVIP Franklin Technology Securities Variable Sub-Account into the FTVIP Franklin Small Cap Variable Sub-Account.

(2) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA Capital Growth Variable Sub-Account and the LSA Equity Growth Variable Sub-Account into the Van Kampen UIF Equity Growth Variable Sub-Account.***

(3) Effective April 30, 2004, the LSA Diversified Mid Cap Fund merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA Diversified Mid Cap Variable Sub-Account into the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(4) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio changed its name to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                 72  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED/+/ (WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS)
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,
Variable Sub-Accounts                                            2001     2002      2003
AIM V.I. AGGRESSIVE GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.589   $ 6.519
 Accumulation Unit Value, End of Period                         $ 8.589  $ 6.519   $ 8.105
 Number of Units Outstanding, End of Period                         122      514       514
AIM V.I. BALANCED - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.090   $ 7.369
 Accumulation Unit Value, End of Period                         $ 9.090  $ 7.396   $ 8.447
 Number of Units Outstanding, End of Period                       2,006    6,967     6,504
AIM V.I. CAPITAL APPRECIATION - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.642   $ 6.416
 Accumulation Unit Value, End of Period                         $ 8.642  $ 6.416   $ 8.156
 Number of Units Outstanding, End of Period                      16,080   14,710    14,332
AIM V.I. CORE EQUITY - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.468   $ 7.016
 Accumulation Unit Value, End of Period                         $ 8.468  $ 7.016   $ 8.568
 Number of Units Outstanding, End of Period                           0   17,669    16,401
AIM V.I. DENT DEMOGRAPHIC TRENDS - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.441   $ 5.617
 Accumulation Unit Value, End of Period                         $ 8.441  $ 5.617   $ 7.579
 Number of Units Outstanding, End of Period                         843      795       639
AIM V.I. DIVERSIFIED INCOME - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.092   $10.133
 Accumulation Unit Value, End of Period                         $10.092  $10.133   $10.865
 Number of Units Outstanding, End of Period                          38    1,542     1,331
AIM V.I. GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.367   $ 5.668
 Accumulation Unit Value, End of Period                         $ 8.367  $ 5.668   $ 7.302
 Number of Units Outstanding, End of Period                      13,911   12,843    11,421
AIM V.I. INTERNATIONAL GROWTH - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.479   $ 7.017
 Accumulation Unit Value, End of Period                         $ 8.479  $ 7.017   $ 8.889
 Number of Units Outstanding, End of Period                           0        0         0
AIM V.I. PREMIER EQUITY - SERIES I
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.823   $ 6.039
 Accumulation Unit Value, End of Period                         $ 8.823  $ 6.039   $ 7.414
 Number of Units Outstanding, End of Period                      22,170   21,759    22,150
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.295   $ 5.785
 Accumulation Unit Value, End of Period                         $ 8.295  $ 5.785   $ 7.154
 Number of Units Outstanding, End of Period                           0        0         0
DREYFUS STOCK INDEX - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.018   $ 6.872
 Accumulation Unit Value, End of Period                         $ 9.018  $ 6.872   $ 8.658
 Number of Units Outstanding, End of Period                       2,030    3,659     3,978


                                 73  PROSPECTUS




DREYFUS VIF GROWTH & INCOME - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.124   $ 6.687
 Accumulation Unit Value, End of Period                         $ 9.124  $ 6.687   $ 8.308
 Number of Units Outstanding, End of Period                           0      295       257
DREYFUS VIF MONEY MARKET - INITIAL SHARES
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.090   $10.048
 Accumulation Unit Value, End of Period                         $10.090  $10.048   $ 9.931
 Number of Units Outstanding, End of Period                       3,777    2,082     2,070
FIDELITY VIP ASSET MANAGER: GROWTH/(R)/ - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.456   $ 7.819
 Accumulation Unit Value, End of Period                         $ 9.456  $ 7.819   $ 9.442
 Number of Units Outstanding, End of Period                           0        0         0
FIDELITY VIP CONTRAFUND/(R)/ - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.433   $ 8.369
 Accumulation Unit Value, End of Period                         $ 9.433  $ 8.369   $10.530
 Number of Units Outstanding, End of Period                       5,676   15,127    16,008
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.339   $ 7.593
 Accumulation Unit Value, End of Period                         $ 9.339  $ 7.593   $ 9.691
 Number of Units Outstanding, End of Period                      16,281   23,563    25,998
FIDELITY VIP GROWTH - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.651   $ 5.918
 Accumulation Unit Value, End of Period                         $ 8.651  $ 5.918   $ 7.699
 Number of Units Outstanding, End of Period                       2,064    3,739     4,874
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.986   $ 9.110
 Accumulation Unit Value, End of Period                         $ 8.986  $ 9.110   $11.334
 Number of Units Outstanding, End of Period                       5,100    2,565     2,345
FTVIP FRANKLIN SMALL CAP/ /- CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.254   $ 6.477
 Accumulation Unit Value, End of Period                         $ 9.254  $ 6.477   $ 8.726
 Number of Units Outstanding, End of Period                       1,972    3,430     3,376
FTVIP FRANKLIN TECHNOLOGY SECURITIES- CLASS 2/(1)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 7.915   $ 4.358
 Accumulation Unit Value, End of Period                         $ 7.915  $ 4.358   $ 4.751
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP MUTUAL SHARES SECURITIES- CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.800   $ 8.482
 Accumulation Unit Value, End of Period                         $ 9.800  $ 8.482   $10.419
 Number of Units Outstanding, End of Period                         837      844       902
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.402   $ 9.215
 Accumulation Unit Value, End of Period                         $ 9.402  $ 9.215   $13.827
 Number of Units Outstanding, End of Period                           0        0         0
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.746   $ 6.991
 Accumulation Unit Value, End of Period                         $ 8.746  $ 6.991   $ 9.072
 Number of Units Outstanding, End of Period                         119      537       744
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.129   $ 8.453
 Accumulation Unit Value, End of Period                         $10.129  $ 8.453   $12.114
 Number of Units Outstanding, End of Period                           0    1,717     1,506

                                74  PROSPECTUS



GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.985   $ 6.887
 Accumulation Unit Value, End of Period                         $ 8.985  $ 6.887   $ 8.753
 Number of Units Outstanding, End of Period                           0    1,305     1,268
LSA CAPITAL GROWTH/(2)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.815   $ 6.543
 Accumulation Unit Value, End of Period                         $ 8.815  $ 6.543   $ 7.934
 Number of Units Outstanding, End of Period                         507    1,153     1,151
LSA DIVERSIFIED MID-CAP/**(3)/
 Accumulation Unit Value, Beginning of Period                        --  $10.000   $ 7.751
 Accumulation Unit Value, End of Period                              --  $ 7.751   $10.113
 Number of Units Outstanding, End of Period                          --        0         0
LSA EQUITY GROWTH/(2)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.072   $ 6.249
 Accumulation Unit Value, End of Period                         $ 9.072  $ 6.249   $ 7.573
 Number of Units Outstanding, End of Period                         340    1,256     1,288
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.130   $ 5.278
 Accumulation Unit Value, End of Period                         $ 8.130  $ 5.278   $ 6.731
 Number of Units Outstanding, End of Period                      13,429   12,446    14,843
MFS INVESTORS TRUST - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.813   $ 6.820
 Accumulation Unit Value, End of Period                         $ 8.813  $ 6.820   $ 8.156
 Number of Units Outstanding, End of Period                       4,190    7,183     6,574
MFS NEW DISCOVERY - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.586   $ 6.416
 Accumulation Unit Value, End of Period                         $ 9.586  $ 6.416   $ 8.403
 Number of Units Outstanding, End of Period                         683   20,924    28,388
MFS RESEARCH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.430   $ 6.228
 Accumulation Unit Value, End of Period                         $ 8.430  $ 6.228   $ 7.603
 Number of Units Outstanding, End of Period                         936    1,721     1,688
MFS UTILITIES - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 7.520   $ 5.691
 Accumulation Unit Value, End of Period                         $ 7.520  $ 5.691   $ 7.573
 Number of Units Outstanding, End of Period                       7,254    4,806     4,255
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.803   $ 6.239
 Accumulation Unit Value, End of Period                         $ 8.803  $ 6.239   $ 7.691
 Number of Units Outstanding, End of Period                       6,136    7,550     8,776
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.663   $ 6.219
 Accumulation Unit Value, End of Period                         $ 8.663  $ 6.219   $ 7.993
 Number of Units Outstanding, End of Period                      13,792   51,734    61,645
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.282   $ 7.094
 Accumulation Unit Value, End of Period                         $ 9.282  $ 7.094   $ 9.958
 Number of Units Outstanding, End of Period                       2,830    4,281     4,584
OPPENHEIMER MAIN STREET
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.140   $ 7.284
 Accumulation Unit Value, End of Period                         $ 9.140  $ 7.284   $ 9.060
 Number of Units Outstanding, End of Period                      12,659   18,076    19,388

                                 75  PROSPECTUS




OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.215   $10.772
 Accumulation Unit Value, End of Period                         $10.215  $10.772   $12.484
 Number of Units Outstanding, End of Period                       6,083   11,250     6,872
PUTNAM VT GROWTH AND INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.186   $ 7.304
 Accumulation Unit Value, End of Period                         $ 9.186  $ 7.304   $ 9.132
 Number of Units Outstanding, End of Period                         642      175         0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 8.037   $ 5.562
 Accumulation Unit Value, End of Period                         $ 8.037  $ 5.562   $ 6.718
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT HEALTH SCIENCES - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.629   $ 7.528
 Accumulation Unit Value, End of Period                         $ 9.629  $ 7.528   $ 8.748
 Number of Units Outstanding, End of Period                      11,843    8,032     7,760
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB*
 Accumulation Unit Value, Beginning of Period                   $10.000  $11.812   $ 9.545
 Accumulation Unit Value, End of Period                         $11.812  $ 9.545   $12.041
 Number of Units Outstanding, End of Period                           0        0         0
PUTNAM VT NEW VALUE - CLASS IB
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.542   $ 7.904
 Accumulation Unit Value, End of Period                         $ 9.542  $ 7.904   $10.277
 Number of Units Outstanding, End of Period                           0        0       923
PUTNAM VT RESEARCH - CLASS IB*
 Accumulation Unit Value, Beginning of Period                   $10.000  $12.040   $ 9.193
 Accumulation Unit Value, End of Period                         $12.040  $ 9.193   $11.308
 Number of Units Outstanding, End of Period                           0        0         0
VAN KAMPEN UIF CORE PLUS FIXED INCOME - CLASS I/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $10.420   $10.976
 Accumulation Unit Value, End of Period                         $10.420  $10.976   $11.273
 Number of Units Outstanding, End of Period                       1,283    2,503     2,840
VAN KAMPEN UIF EQUITY GROWTH - CLASS I/***(2,5)/
 Accumulation Unit Value, Beginning of Period                        --       --        --
 Accumulation Unit Value, End of Period                              --       --        --
 Number of Units Outstanding, End of Period                          --       --        --
VAN KAMPEN UIF GLOBAL VALUE EQUITY - CLASS I/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.258   $ 7.554
 Accumulation Unit Value, End of Period                         $ 9.258  $ 7.554   $ 9.562
 Number of Units Outstanding, End of Period                          54      287       284
VAN KAMPEN UIF U.S. MID CAP VALUE - CLASS I/(3,5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.552   $ 6.748
 Accumulation Unit Value, End of Period                         $ 9.552  $ 6.748   $ 9.373
 Number of Units Outstanding, End of Period                       3,078    4,329     4,024
VAN KAMPEN UIF U.S. REAL ESTATE - CLASS I**/(5)/
 Accumulation Unit Value, Beginning of Period                        --  $10.000   $ 8.953
 Accumulation Unit Value, End of Period                              --  $ 8.953   $12.167
 Number of Units Outstanding, End of Period                          --        0         0
VAN KAMPEN UIF VALUE - CLASS I/(5)/
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 9.583   $ 7.321
 Accumulation Unit Value, End of Period                         $ 9.583  $ 7.321   $ 9.635
 Number of Units Outstanding, End of Period                           0        0         0




                                 76  PROSPECTUS

+The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on May 1, 2001, except those indicated with one, two or three asterisks. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and Administrative Expense Charge of 0.10%.

* These Variable Sub-Accounts were first offered under the Contracts on September 21, 2001.

**These Variable Sub-Accounts were first offered under the Contracts on May 1, 2002.

*** This Variable Sub-Account was first offered under the Contracts on April 30, 2004.

(1) Effective May 1, 2003, the FTVIP Franklin Technology Securities Fund merged into the FTVIP Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the FTVIP Franklin Technology Securities Variable Sub-Account into the FTVIP Franklin Small Cap Variable Sub-Account.

(2) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA Capital Growth Variable Sub-Account and the LSA Equity Growth Variable Sub-Account into the Van Kampen UIF Equity Growth Variable Sub-Account.***

(3) Effective April 30, 2004, the LSA Diversified Mid Cap Fund merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA Diversified Mid Cap Variable Sub-Account into the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(4) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio changed its name to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                 77  PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT EXAMPLES
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request.*

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

*If a U.S. Treasury Note ("Note") with a maturity of the Guarantee Period is not available, we will determine an appropriate interest rate based on an interpolation of the next shortest duration and next longest duration Notes.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.


                                 78  PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

Purchase Payment: $10,000 (plus Credit Enhancement of $400 for ALLSTATE PROVIDER EXTRA CONTRACTS) allocated to a Guarantee Period

Guarantee Period: 5 years

Interest Rate: 4.50%

Full Surrender: End of Contract Year 3

NOTE: These examples assume that premium taxes are not applicable.




Step 1.  Calculate Contract   $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract
 Year 3:
Step 2. Calculate the Free    .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market  I = 4.5%
 Value Adjustment:            J = 4.2%
                              N = 730 days    =2
                                  --------
                                      365 days
                              Market Value Adjustment Factor: .9 X [I - (J +
                              .0025)] X N = .9 X [.045 - (.042 + .0025)] X 2 =
                              .0009

                              Market Value Adjustment = Market Value Adjustment
                              Factor X Amount Subject to Market Value
                              Adjustment:
                               = .0009 X ($11,411.66 - $1,500.00) = $8.92




Step 4. Calculate the amount
 received by a Contract       $11,411.66 + $8.92 = $11,420.58
 owner as a result of full
 withdrawal at the end of
 Contract Year 3:

EXAMPLE 1 FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)






                                 79  PROSPECTUS

 EXAMPLE 2: FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS (ASSUMES RISING INTEREST
                                     RATES)

Step 1.  Calculate Contract   $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract
 Year 3:
Step 2. Calculate the Free    .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market  I = 4.5%
 Value Adjustment:            J = 4.8%
                              N = 730 days    =2
                                  --------
                                      365 days
                              Market Value Adjustment Factor: .9 X [I - (J +
                              .0025)] X N = .9 X [.045 - (.048 + .0025)] X 2 =
                              -.0099

                              Market Value Adjustment = Market Value Adjustment
                              Factor X Amount Subject to Market Value
                              Adjustment:
                               = -.0099 X ($11,411.66 - $1,500.00) = -$98.13




Step 4. Calculate the amount
 received by a Contract       $11,411.66 - $98.13 = $11,313.53
 owner as a result of full
 withdrawal at the end of
 Contract Year 3:



  EXAMPLE 3: FOR ALLSTATE PROVIDER ULTRA CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)


Step 1. Calculate Contract      $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Free      .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the           = .06 X  ($10,000 - $1,500) = $510.00
 Withdrawal Charge:
Step 4. Calculate the Market    I = 4.50%
 Value Adjustment:              J = 4.20%
                                N = 730 days    =2
                                    --------
                                        365 days
                                Market Value Adjustment Factor:.9 X [I - (J
                                +.0025)] X N =.9 X [.045 - (.042 +.0025)] X 2
                                =.0009

                                Market Value Adjustment = Market Value
                                Adjustment Factor X Amount Subject to Market
                                Value Adjustment:
                                 =.0009 X ($11,411.66 - $1,500.00) = $8.92




Step 5. Calculate the amount
 received by a Contract owner   $11,411.66 - $510.00 + $8.92 = $10,910.58
 as a result of full
 withdrawal at the end of
 Contract Year 3:



                                 80  PROSPECTUS

EXAMPLE 4: FOR ALLSTATE PROVIDER ULTRA CONTRACTS (ASSUMES RISING INTEREST RATES)

Step 1.  Calculate Contract     $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Free      .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the           = .06 X  ($10,000 - $1,500) = $510.00
 Withdrawal Charge
Step 4. Calculate the Market    I = 4.50%
 Value Adjustment:              J = 4.80%
                                N = 730 days    =2
                                    --------
                                        365 days
                                Market Value Adjustment Factor: .9 X [I - (J +
                                .0025)] X N
                                = .9 X [.045 - (.048 + .0025)] X 2 = -.0099

                                Market Value Adjustment = Market Value
                                Adjustment Factor X Amount Subject to Market
                                Value Adjustment:
                                 = -.0099 X ($11,411.66 - $1,500.00) =
                                -($98.13)




Step 5. Calculate the amount
 received by a Contract owner   $11,411.66 - $510.00 - $98.13 = $10,803.53
 as a result of full
 withdrawal at the end of
 Contract Year 3:



  EXAMPLE 5: FOR ALLSTATE PROVIDER EXTRA CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)


Step 1.  Calculate Contract     $10,400.00 X (1.045)/3 /= $11,868.13
 Value at End of Contract Year
 3:
Step 2. Calculate the Free      .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the
 Withdrawal Charge:             = .08 X ($10,000 - $1,500) = $680
Step 4. Calculate the Market    I = 4.5%
 Value Adjustment:              J = 4.2%
                                N = 730 days    =2
                                    --------
                                        365 days
                                Market Value Adjustment Factor: .9 X [I - (J +
                                .0025)] X N
                                = .9 X [.045 - (.042 + .0025)] X 2 = .0009

                                Market Value Adjustment = Market Value
                                Adjustment Factor X Amount Subject to Market
                                Value Adjustment:
                                 = .0009 X ($11,868.13 - $1,500.00) = $9.33




Step 5. Calculate the amount
 received by a Contract owner   $11,868.13 - $680.00 + $9.33= $11,197.46
 as a result of full
 withdrawal at the end of
 Contract Year 3:



                                 81  PROSPECTUS

  EXAMPLE 6: ALLSTATE PROVIDER EXTRA CONTRACTS (ASSUMES RISING INTEREST RATES)

Step 1.  Calculate Contract Value at End   $10,400.00 X (1.045)/3 /= $11,868.13
 of Contract Year 3:
Step 2. Calculate the Free Withdrawal      .15 X ($10,000.00) = $1,500.00
 Amount:
Step 3. Calculate the Withdrawal Charge:   = .08 X ($10,000 - $1,500) = $680
Step 4. Calculate the Market Value         I = 4.5%
 Adjustment:                               J = 4.8%
                                           N = 730 days    =2
                                               --------
                                                   365 days
                                           Market Value Adjustment Factor: .9 X
                                           [I - (J + .0025)] X N
                                           = .9 X [.045 - (.048 + .0025)] X 2 =
                                           -.0099

                                           Market Value Adjustment = Market
                                           Value Adjustment Factor X Amount
                                           Subject to Market Value Adjustment:
                                            = -.0099 X ($11,868.13 - $1,500.00)
                                           = ( $102.64)




Step 5. Calculate the amount received by
 a Contract owner as a result of full      $11,868.13 - $680.00 - $102.64 =
 withdrawal at the end of Contract Year    $11,085.49
 3:






                                 82  PROSPECTUS

APPENDIX C CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT
--------------------------------------------------------------------------------

ALLSTATE PROVIDER ADVANTAGE AND PROVIDER EXTRA CONTRACTS

EXAMPLE1. In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $100,000 ($100,000 + $0 - $0)

In-Force Earnings = $25,000 ($125,000 - $100,000)

Enhanced Earnings Death Benefit = 40% X $25,000 = $10,000.

Since 40% In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $95,000 ($100,000 + $0 - $5,000)

In-Force Earnings = $19,000 ($114,000 - $95,000)

Enhanced Earnings Death Benefit = 40% X $19,000 = $7,600.

Since 40% In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)

In-Force Earnings = $20,000 ($140,000 - $120,000)

Enhanced Earnings Death Benefit = 30% of $20,000 = $6,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 30% In-Force Earnings are less than 60% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.








                                 83  PROSPECTUS

ALLSTATE PROVIDER ULTRA CONTRACTS

EXAMPLE1. In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $100,000 ($100,000 + $0 - $0)

Death Benefit Earnings = $25,000 ($125,000 - $100,000)

Enhanced Earnings Death Benefit = 40% X $25,000 = $10,000.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $95,000 ($100,000 + $0 -$5,000)

Death Benefit Earnings = $19,000 ($114,000 - $95,000)

Enhanced Earnings Death Benefit = 40% X $19,000 = $7,600.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)

Death Benefit Earnings = $20,000 ($140,000 - $120,000)

Enhanced Earnings Death Benefit = 30% of $20,000 = $6,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                 84  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
  NET INVESTMENT FACTOR
--------------------------------------------------------------------------------
  CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
  CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.




                                 85  PROSPECTUS

THE ALLSTATE/(R)// /PROVIDER VARIABLE ANNUITY SERIES
GLENBROOK LIFE AND ANNUITY COMPANY
CUSTOMER SERVICE:
544 LAKEVIEW PARKWAY, SUITE 300
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-755-5275                    PROSPECTUS DATED MAY 1, 2004
 -------------------------------------------------------------------------------
Glenbrook Life and Annuity Company ("GLENBROOK", "GLENBROOK LIFE" "WE", OR "US") has issued the following group and individual flexible premium deferred variable annuity contracts (each, a "Contract"):

.. The Allstate/(R)/ Provider Advantage Variable Annuity
.. The Allstate/(R)/ Provider Ultra Variable Annuity


Glenbrook is a wholly owned subsidiary of the Allstate Life Insurance Company. This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details. The Contracts are no longer being offered for new sales. If you have already purchased the Contracts, you may continue to make additional purchase payments according to your Contracts.

Each Contract currently offers 42 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 39 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life Multi-Manager Variable Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the portfolios ("PORTFOLIOS") of the following underlying funds ("FUNDS"):

AIM VARIABLE INSURANCE FUNDS (SERIES I)                    MFS/(R)/ VARIABLE INSURANCE TRUST/SM/
                                                            (SERVICE CLASS)
FEDERATED INSURANCE SERIES                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
FIDELITY/(R)/ VARIABLE INSURANCE PRODUCTS (SERVICE          PUTNAM VARIABLE TRUST (CLASS IB)
 CLASS 2)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST        STI CLASSIC VARIABLE TRUST
 (CLASS 2)


Each Fund has multiple Portfolios. Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

Glenbrook has filed a Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 66 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                                                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                                                   APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN
                                                   THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR
                                                   THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU
                                                   OTHERWISE IS COMMITTING A FEDERAL CRIME.

      IMPORTANT                                    THE CONTRACTS MAY BE DISTRIBUTED THROUGH
                                                   BROKER-DEALERS THAT  HAVE RELATIONSHIPS WITH BANKS OR
       NOTICES                                     OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH
                                                   BANKS. HOWEVER, THE CONTRACTS ARE NOT DEPOSITS, OR
                                                   OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR
                                                   ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE
                                                   CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING
                                                   POSSIBLE LOSS OF PRINCIPAL.

                                                    THE CONTRACTS ARE NOT FDIC INSURED.




                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                              3
--------------------------------------------------------------------------------
  Overview of Contracts                                                        4
--------------------------------------------------------------------------------
  The Contract At a Glance                                                     5
--------------------------------------------------------------------------------
  How the Contract Works                                                       8
--------------------------------------------------------------------------------
  Expense Table                                                                9
--------------------------------------------------------------------------------
  Financial Information                                                       12
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                                13
--------------------------------------------------------------------------------
  Purchases                                                                   15
--------------------------------------------------------------------------------
  Contract Value                                                              16
--------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                                17
--------------------------------------------------------------------------------
     The Fixed Account Options                                                19
--------------------------------------------------------------------------------
     Transfers                                                                22
--------------------------------------------------------------------------------
  Expenses                                                                    24
--------------------------------------------------------------------------------
  Access To Your Money                                                        26
--------------------------------------------------------------------------------
  Income Payments                                                             27
--------------------------------------------------------------------------------
  Death Benefits                                                              30
--------------------------------------------------------------------------------



                                                                            PAGE

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                            35
--------------------------------------------------------------------------------
  Glenbrook Life                                                              35
--------------------------------------------------------------------------------
  The Variable Account                                                        35
--------------------------------------------------------------------------------
  The Portfolios                                                              35
--------------------------------------------------------------------------------
  The Contract                                                                36
--------------------------------------------------------------------------------
  Non-Qualified Annuities Held Within a Qualified Plan                        37
--------------------------------------------------------------------------------
  Legal Matters                                                               37
--------------------------------------------------------------------------------
  Taxes                                                                       38
--------------------------------------------------------------------------------
  Taxation of Variable Annuities in General                                   38
--------------------------------------------------------------------------------
  Income Tax Withholding                                                      40
--------------------------------------------------------------------------------
  Tax Qualified Contracts                                                     41
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                          44
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES                                         45
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT EXAMPLES                                 61
--------------------------------------------------------------------------------
APPENDIX C - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT            64
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                         66
--------------------------------------------------------------------------------



                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                            PAGE

--------------------------------------------------------------------------------
ACCUMULATION PHASE                                                             8
--------------------------------------------------------------------------------
ACCUMULATION UNIT                                                             12
--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE                                                       12
--------------------------------------------------------------------------------
ANNIVERSARY VALUES                                                            31
--------------------------------------------------------------------------------
ANNUITANT                                                                     13
--------------------------------------------------------------------------------
AUTOMATIC ADDITIONS PLAN                                                      15
--------------------------------------------------------------------------------
AUTOMATIC PORTFOLIO REBALANCING PROGRAM                                       23
--------------------------------------------------------------------------------
BENEFICIARY                                                                   13
--------------------------------------------------------------------------------
CANCELLATION PERIOD                                                            5
--------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                                                        13
--------------------------------------------------------------------------------
CONTRACT*                                                                     13
--------------------------------------------------------------------------------
CONTRACT ANNIVERSARY                                                           5
--------------------------------------------------------------------------------
CONTRACT OWNER ("YOU")                                                        13
--------------------------------------------------------------------------------
CONTRACT VALUE                                                                 5
--------------------------------------------------------------------------------
CONTRACT YEAR                                                                  5
--------------------------------------------------------------------------------
DEATH BENEFIT ANNIVERSARY                                                     30
--------------------------------------------------------------------------------
DEATH BENEFIT EARNINGS                                                        33
--------------------------------------------------------------------------------
DOLLAR COST AVERAGING PROGRAM                                                 23
--------------------------------------------------------------------------------
DUE PROOF OF DEATH                                                            30
--------------------------------------------------------------------------------
ENHANCED EARNINGS DEATH BENEFIT RIDER                                         32
--------------------------------------------------------------------------------
ENHANCED DEATH BENEFIT RIDER                                                  30
--------------------------------------------------------------------------------
EXCESS-OF-EARNINGS WITHDRAWAL                                                 33
--------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS                                                         19
--------------------------------------------------------------------------------
FREE WITHDRAWAL AMOUNT                                                        25
--------------------------------------------------------------------------------
FUNDS                                                                          1
--------------------------------------------------------------------------------
GLENBROOK ("WE" OR "US")                                                       1
--------------------------------------------------------------------------------


                                                                            PAGE

--------------------------------------------------------------------------------
GUARANTEE PERIODS                                                             20
--------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT                                                     29
--------------------------------------------------------------------------------
GUARANTEED MATURITY FIXED ACCOUNT                                             20
--------------------------------------------------------------------------------
INCOME BASE                                                                   29
--------------------------------------------------------------------------------
INCOME BENEFIT RIDER                                                          29
--------------------------------------------------------------------------------
INCOME PLANS                                                                  27
--------------------------------------------------------------------------------
IN-FORCE EARNINGS                                                             32
--------------------------------------------------------------------------------
IN-FORCE PREMIUM                                                              32
--------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES                                                        1
--------------------------------------------------------------------------------
ISSUE DATE                                                                     8
--------------------------------------------------------------------------------
MARKET VALUE ADJUSTMENT                                                       21
--------------------------------------------------------------------------------
PAYOUT PHASE                                                                   8
--------------------------------------------------------------------------------
PAYOUT START DATE                                                             27
--------------------------------------------------------------------------------
PORTFOLIOS                                                                     1
--------------------------------------------------------------------------------
PRIMARY BENEFICIARY                                                           13
--------------------------------------------------------------------------------
QUALIFIED CONTRACTS                                                            5
--------------------------------------------------------------------------------
RIDER APPLICATION DATE                                                         5
--------------------------------------------------------------------------------
RIDER DATE                                                                    29
--------------------------------------------------------------------------------
SEC                                                                            1
--------------------------------------------------------------------------------
SETTLEMENT VALUE                                                              30
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PROGRAM                                                 27
--------------------------------------------------------------------------------
VALUATION DATE                                                                15
--------------------------------------------------------------------------------
VARIABLE ACCOUNT                                                               1
--------------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT                                                           1
--------------------------------------------------------------------------------




*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.




                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE PROVIDER ADVANTAGE CONTRACT has a mortality and expense risk charge of 1.45%, and no withdrawal charge.

.. The ALLSTATE PROVIDER ULTRA CONTRACT has a mortality and expense risk charge of 1.25%, and a withdrawal charge of up to 7% with a 7 year withdrawal charge period (and an annual Free Withdrawal Amount).

Other differences between the Contracts relate to the effect of changing Annuitants under the Income Benefit Rider *, the spousal continuation provision of the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders, and the calculation of the Enhanced Earnings Death Benefit.



*We discontinued offering the Income Benefit Rider as of January 1, 2004.


                                 4  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase a Contract with as little as $5,000
                        ($2,000 Contracts issued within an IRA or TSA). You can
                        add to your Contract as often and as much as you like,
                        but each payment must be at least $50.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period as your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation, we will
                        return your purchase payments adjusted, to the extent
                        federal or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account, including the deduction of mortality and
                        expense risk charges and administrative expense
                        charges.
-------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:


                        ALLSTATE PROVIDER ADVANTAGE CONTRACTS
                        -------------------------------------

                        .Total Variable Account annual fees equal to 1.55% of
                          average daily net assets (1.80% if you select the ENHANCED DEATH BENEFIT RIDER or the INCOME BENEFIT
                          RIDER;* and 2.05% if you select both the Enhanced
                          Death Benefit and the Income Benefit Riders).

                        ALLSTATE PROVIDER ULTRA CONTRACTS
                        ---------------------------------

                        .Total Variable Account annual fees equal to 1.35% of
                          average daily net assets (1.60% if you select the Enhanced Death Benefits Rider or the Income Benefit
                          Rider;* and 1.85% if you select both the Enhanced
                          Death Benefit and the Income Benefit Riders).

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn (with certain exceptions).

                        BOTH CONTRACTS
                        --------------

                        . If you select the ENHANCED EARNINGS DEATH BENEFIT
                          RIDER, you would pay an additional annual fee of up to 0.35% (depending on the oldest Contract owner's age as of the date we receive the completed application or a written request to add the Rider, whichever is later ("RIDER APPLICATION DATE") of the CONTRACT VALUE on each Contract anniversary
                          ("CONTRACT ANNIVERSARY"). For more information about
                          Variable Account expenses, see "EXPENSES" below.

                        .Annual contract maintenance charge of $35 (with
                          certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        . State premium tax (if your state imposes one).

                        In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable
                        Sub-Account.

                        *We discontinued offering the Income Benefit Rider as
                        of January 1, 2004. Fees shown apply to Contract Owners
                        who selected the Rider prior to January 1, 2004.
-------------------------------------------------------------------------------


                                 5  PROSPECTUS



INVESTMENT              The Contract offers 42 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credit interest at
                          rates we guarantee)

                        .39 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by these investment advisers:

                          . A I M Advisors, Inc.

                          . Federated Investment Management Company

                          . Fidelity Management & Research Company

                          . Franklin Advisers, Inc.

                          . MFS/TM/ Investment Management

                          . OppenheimerFunds, Inc.

                          . Putnam Investment Management, LLC

                          . Templeton Global Advisors Limited

                          . Trusco Capital Management, Inc.

                        To find out current rates being paid on the Fixed
                        Account Options or how the Variable Sub-Accounts have
                        performed, call us at 1-800-755-5275.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a "joint and survivor" life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)

                        Prior to January 1, 2004, we offered an Income Benefit
                        Rider.
-------------------------------------------------------------------------------
DEATH BENEFIT           If you or the ANNUITANT (if the Contract is owned by a
                        non-living person) die before the PAYOUT START DATE, we
                        will pay the death benefit described in the Contract.

                        We also offer an Enhanced Death Benefit Rider and
                        Enhanced Earnings Death Benefit Rider.
-------------------------------------------------------------------------------


                                 6  PROSPECTUS




TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. We do not currently impose a fee
                        upon transfers. However, we reserve the right to charge
                        $10 per transfer after the 12th transfer in each
                        "CONTRACT YEAR", which we measure from the date we
                        issue your Contract or a Contract Anniversary.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time prior to the Payout Start Date. In general,
                        you must withdraw at least $50 at a time. Full or
                        partial withdrawals are available under limited
                        circumstances on or after the Payout Start Date.
                        Withdrawals taken prior to annuitization (referred to
                        in this prospectus as the Payout Phase) are generally
                        considered to come from the earnings in the Contract
                        first.  If the Contract is tax-qualified, generally all
                        withdrawals are treated as distributions of earnings.
                        Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 591/2, may be subject to an
                        additional 10% federal tax penalty. A withdrawal charge
                        (ALLSTATE PROVIDER ULTRA CONTRACTS only) and a MARKET
                        VALUE ADJUSTMENT also may apply.


-------------------------------------------------------------------------------






                                 7  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 42 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 27. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
 During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-755-5275 if you have any questions about how the Contract works.


                                 8  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," on page 24. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments)

ALLSTATE PROVIDER ADVANTAGE CONTRACTS                  No  Withdrawal Charges
-------------------------------------------------------------------------------


ALLSTATE PROVIDER ULTRA CONTRACTS
-------------------------------------------------------------------------------
Number of complete years since we
 received the purchase payment being   0    1    2    3    4    5    6     7+
 withdrawn*
-------------------------------------------------------------------------------
Applicable charge                      7%   6%   6%   5%   5%   4%   3%    0%
-------------------------------------------------------------------------------


If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Both Contracts
-------------------------------------------------------------------------------------------
ANNUAL CONTRACT MAINTENANCE CHARGE                                               $35.00**
-------------------------------------------------------------------------------------------
TRANSFER FEE                                                                     $10.00***
-------------------------------------------------------------------------------------------


*Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge.

**We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                  Allstate Provider                     Allstate Provider
                                Advantage Contracts                     Ultra Contracts
--------------------------------------------------------------------------------------------------
WITHOUT THE ENHANCED DEATH BENEFIT OR INCOME BENEFIT RIDERS/+/
--------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.45%                               1.25%
 Risk Charge
--------------------------------------------------------------------------------------------------
 Administrative                                         0.10%                               0.10%
 Expense Charge
--------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         1.55%                               1.35%
 Expenses
--------------------------------------------------------------------------------------------------
WITH THE ENHANCED DEATH BENEFIT RIDER
--------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.70%                               1.50%
 Risk Charge
--------------------------------------------------------------------------------------------------
 Administrative                                         0.10%                               0.10%
 Expense Charge
--------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         1.80%                               1.60%
 Expenses
--------------------------------------------------------------------------------------------------
WITH THE INCOME BENEFIT RIDER/+/
--------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.70%                               1.50%
 Risk Charge
--------------------------------------------------------------------------------------------------
 Administrative                                         0.10%                               0.10%
 Expense Charge
--------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         1.80%                               1.60%
 Expenses
--------------------------------------------------------------------------------------------------
WITH THE INCOME BENEFIT/+/ AND ENHANCED DEATH BENEFIT RIDERS
--------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.95%                               1.75%
 Risk Charge
--------------------------------------------------------------------------------------------------
 Administrative                                         0.10%                               0.10%
 Expense Charge
--------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         2.05%                               1.85%
 Expenses
--------------------------------------------------------------------------------------------------


*We discontinued offering the Income Benefit Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.

If you elect the Enhanced Earnings Death Benefit Rider, we will deduct an annual charge of up to 0.35% of your Contract Value on each Contract Anniversary during the Accumulation Phase. The charge is based on the oldest Contract owner's age as of the Rider Application Date, as follows:

Age                                                             Annual Charge
-------------------------------------------------------------------------------
0-55                                                                 0.10%
-------------------------------------------------------------------------------
                                 9  PROSPECTUS

56-65                                                                0.20%
-------------------------------------------------------------------------------
66-75                                                                0.35%
-------------------------------------------------------------------------------





We will deduct this charge from your Contract Value in the Variable Account on a pro rata basis. If the Contract Value in the Variable Account is not sufficient to cover the charge, we will deduct the remaining charge from the fixed Guaranteed Periods, beginning with the oldest fixed Guaranteed Period (see "Expenses" on page 24 for additional information). Fixed Guarantee Periods may not be available in all states.

ANNUAL PORTFOLIO EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These are expenses that are deducted from Portfolio assets, and may include management fees, distribution and/or services (12b-1) fees, and other expenses. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. In some cases these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio              0.60%                         3.91%
Operating Expenses/1/
----------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2003.

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, VARIABLE ACCOUNT ANNUAL EXPENSES, AND PORTFOLIO FEES AND EXPENSES. IN EACH CASE, THE FIRST LINE OF THE EXAMPLE ASSUMES THAT THE MAXIMUM FEES AND EXPENSES OF ANY OF THE PORTFOLIOS ARE CHARGED. THE SECOND LINE OF THE EXAMPLE ASSUMES THAT THE MINIMUM FEES AND EXPENSES OF ANY OF THE PORTFOLIOS ARE CHARGED. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW.

EXAMPLE 1 (ALLSTATE PROVIDER ADVANTAGE CONTRACTS)

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                       1 Year         3 Years         5 Years          10 Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual          $  682         $ 2,020         $ 3,320          $  6,418
Portfolio Expenses
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual          $  343         $ 1,048         $ 1,779          $  3,725
Portfolio Expenses
---------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.95% FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.


                                 10  PROSPECTUS

EXAMPLE 2 (ALLSTATE PROVIDER ULTRA CONTRACTS)

The Example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                       1 Year         3 Years         5 Years          10 Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual          $1,172         $ 2,388         $ 3,573          $  6,280
Portfolio Expenses
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual          $  833         $ 1,412         $ 2,018          $  3,530
Portfolio Expenses
---------------------------------------------------------------------------------------------------


EXAMPLE 3 (ALLSTATE PROVIDER ULTRA CONTRACTS)

This example uses the same assumptions as Example 2 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of the time period.

                            1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio            $  662         $ 1,963         $ 3,233          $  6,280
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio            $  323         $   987         $ 1,678          $  3,530
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVER OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.75% FOR ALLSTATE PROVIDER ULTRA CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.






                                 11  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Sub-Account has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix A and in the Statement of Additional Information. The financial statements of Glenbrook Life and the Variable Account appear in the Statement of Additional Information.


                                 12  PROSPECTUS

THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Glenbrook, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section.The maximum age of the oldest Contract Owner cannot exceed 90 as of the date we receive the completed application.

You may change the Contract owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a living person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit you to name a joint Annuitant when you elect an Income Plan. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

   (i) the youngest Contract owner; otherwise,

   (ii) the youngest Beneficiary.

The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

.. 90 - Allstate Provider Advantage

.. 90 - Allstate Provider Ultra




BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each beneficiary change is


                                 13  PROSPECTUS
subject to any payment made by us or any other action we take before we accept the change.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If one or more Beneficiaries survive you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary. If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.


MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.




                                 14  PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $5,000 ($2,000 for Contracts issued within an IRA or TSA). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. The most we will accept without our prior approval is $1,000,000. We reserve the right to limit the availability of investment alternatives. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us.

If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss including the deduction of mortality and expense risk charges and administrative expense charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the Money Market Variable Sub-Account to the Variable Sub-Account as you originally designated.






                                 15  PROSPECTUS

CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges (ALLSTATE PROVIDER ULTRA CONTRACTS only), Enhanced Earnings Death Benefit charges (if applicable) and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Income Benefit Rider,* and the Enhanced Death Benefit Rider with the Income Benefit Rider.*

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

*We discontinued offering the Income Benefit Rider as of January 1, 2004.


                                 16  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 39 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

PORTFOLIO               EACH PORTFOLIO SEEKS           ADVISOR
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
 AIM V.I. Balanced       As high a total return as
 Fund - Series I         possible, consistent with
                         preservation of capital
-------------------------------------------------------
 AIM V.I. Capital
 Appreciation Fund -     Growth of capital
 Series I                                              A I M ADVISORS, INC.
-------------------------------------------------------
 AIM V.I. Core Equity    Growth of capital
 Fund - Series I
-------------------------------------------------------
 AIM V.I. Growth Fund    Growth of capital
 - Series I
-------------------------------------------------------
 AIM V.I. High Yield     A high level of income
 Fund - Series I
-------------------------------------------------------
 AIM V.I. Premier        Long-term growth of capital
 Equity Fund - Series    and income as a secondary
 I                       objective
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
 Federated Prime Money   Current income consistent     FEDERATED INVESTMENT
 Fund II                 with stability of principal   MANAGEMENT COMPANY
                         and liquidity
-------------------------------------------------------------------------------
FIDELITY/(R)/ VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
 Fidelity VIP            Long-term capital
 Contrafund/(R)/-        appreciation
 Service Class 2
-------------------------------------------------------
 Fidelity VIP
 Equity-Income
  Portfolio - Service    Reasonable income
 Class 2
-------------------------------------------------------
 Fidelity VIP Growth
 Portfolio -  Service    Capital appreciation          FIDELITY MANAGEMENT &
 Class 2                                               RESEARCH COMPANY
-------------------------------------------------------
 Fidelity VIP High       High level of current income
 Income Portfolio -      while also considering
 Service Class 2         growth of capital
-------------------------------------------------------
                         Investment results that
                         correspond to the total
                         return of common stocks
                         publicly traded in the
 Fidelity VIP Index      United States, as
 500  Portfolio -        represented by the Standard
 Service Class 2         & Poor's 500/SM/ Index
                         (S&P500/(R)/)
-------------------------------------------------------
 Fidelity VIP Overseas
 Portfolio - Service     Long-term growth of capital
 Class 2
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
 FTVIP Templeton         High current income,
 Global Income           consistent with preservation  FRANKLIN ADVISERS, INC.
 Securities Fund -       of capital. Capital
 Class 2                 appreciation is a secondary
                         consideration.
-------------------------------------------------------------------------------
 FTVIP Templeton                                       TEMPLETON GLOBAL
 Growth Securities       Long-term capital growth.     ADVISORS LIMITED
 Fund - Class 2
-------------------------------------------------------------------------------
MFS/(R)/ VARIABLE INSURANCE TRUST/SM/
-------------------------------------------------------------------------------
 MFS Emerging Growth     Long-term growth of capital
 Series -  Service
 Class
-------------------------------------------------------
 MFS Investors Trust     Long-term growth of capital
 Series - Service        with a secondary objective    MFS/TM/ INVESTMENT
 Class                   to seek reasonable current    MANAGEMENT
                         income.
-------------------------------------------------------
 MFS New Discovery
 Series - Service        Capital appreciation
 Class
-------------------------------------------------------
 MFS Research Series -   Long-term growth of capital
  Service Class          and future income
-------------------------------------------------------
 MFS Utilities Series    Capital growth and current
 -  Service Class        income
-------------------------------------------------------------------------------


                                 17  PROSPECTUS



OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
 Oppenheimer             Capital appreciation
 Aggressive Growth
 Fund/VA
-------------------------------------------------------
                         A high total investment
                         return which includes
 Oppenheimer Balanced    current income and capital
 Fund/VA/(1)/            appreciation in the value of
                         its shares.
-------------------------------------------------------OPPENHEIMERFUNDS, INC.
                         Capital appreciation by
 Oppenheimer Capital     investing in securities of
 Appreciation Fund/VA    well-known, established
                         companies.
-------------------------------------------------------
 Oppenheimer Global      Long-term capital
 Securities  Fund/VA     appreciation
-------------------------------------------------------
                         High total return, which
                         includes growth in the value
 Oppenheimer Main        of its shares as well as
 Street Fund/VA          current income, from equity
                         and debt securities.
-------------------------------------------------------
 Oppenheimer Strategic   High level of current income
 Bond Fund/VA
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
 Putnam VT Discovery     Long-term growth of capital
 Growth -  Class IB      appreciation

-------------------------------------------------------
 Putnam VT Diversified   High current income
 Income  Fund - Class    consistent with capital
 IB                      preservation                  PUTNAM INVESTMENT
-------------------------------------------------------MANAGEMENT, LLC
 Putnam VT Growth and    Capital growth and current
 Income Fund - Class     income
 IB
-------------------------------------------------------
 Putnam VT Growth
 Opportunities Fund -    Capital appreciation
 Class IB
-------------------------------------------------------
 Putnam VT Health
 Sciences Fund -         Capital appreciation
  Class IB
-------------------------------------------------------
 Putnam VT New Value     Long-term capital
 Fund -  Class IB        appreciation
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-------------------------------------------------------------------------------
 STI Classic Capital     Capital Appreciation
 Appreciation Fund


-------------------------------------------------------
                         Long-term capital
 STI Classic Growth      appreciation with the
 and Income Fund         secondary goal of current
                         income                        TRUSCO CAPITAL
-------------------------------------------------------MANAGEMENT, INC.
 STI Classic             Long-term capital
 International Equity    appreciation
 Fund
-------------------------------------------------------
                         High total return through
 STI Classic             current income and capital
 Investment Grade Bond   appreciation, while
 Fund                    preserving the principal
                         amount invested
-------------------------------------------------------
 STI Classic Mid-Cap     Capital appreciation
 Equity Fund
-------------------------------------------------------
 STI Classic Small Cap   Capital appreciation with
 Value Equity Fund       the secondary goal of
                         current income
-------------------------------------------------------
 STI Classic Value       Current income with the
 Income Stock Fund       secondary goal of capital
                         appreciation
-------------------------------------------------------------------------------



*A portfolio's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA.

VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF SIMILARLY NAMED RETAIL MUTUAL FUNDS.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.



                                 18  PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options, including 2 Dollar Cost Averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. We may offer additional Fixed Account options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Dollar Cost Averaging Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to the SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for up to six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 6 equal monthly installments. Further, you must transfer each purchase payment and associated interest out of this Option by means of dollar cost averaging within 6 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Short Term DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer each monthly installment to the Money Market Variable Sub-Account until we receive a different allocation instruction. Transferring Contract Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 23.

EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish an Extended Short Term Dollar Cost Averaging Program by allocating purchase payments to the EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("EXTENDED SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for up to twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Extended Short Term DCA Fixed Account Option. However, you may not choose less than 7 or more than 12 equal monthly installments. Further, you must transfer each purchase payment and associated interest out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Extended Short Term DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer each monthly installment to the Money Market Variable Sub-Account until we receive a different allocation instruction. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 23.

At the end of the transfer period, any nominal amounts remaining in the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account will be allocated to the Money Market Variable Sub-Account.


INVESTMENT RISK
We bear the investment risk for all amounts allocated to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.



We may declare more than one interest rate for different monies based upon the date of allocation to the Short


                                 19  PROSPECTUS

Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-755-5275.


GUARANTEE PERIODS
The Guaranteed Maturity Fixed Account is divided into Guarantee Periods. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment.

Each purchase payment or transfer allocated to a Guarantee Period must be at least $50.

We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment.....................................................    $10,000
Guarantee Period.....................................................    5 years
Annual Interest Rate.................................................      4.50%



                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value................  $10,000.00
 ^ (1 ^ Annual
 Interest Rate)          X   1.045
----------------------------------
                        $10,450.00
Contract Value at end
 of Contract Year.....              $10,450.00
 ^ (1 ^ Annual
 Interest Rate                      X    1.045
                                    ----------
                                    $10,920.25
Contract Value at end
 of Contract Year.....                          $10,920.25
 ^ (1 ^ Annual
 Interest Rate)                                 X    1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year.....                                      $11,411.66
 ^ (1 ^ Annual
 Interest Rate)                                             X    1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year.....                                                   $11,925.19
 ^ (1 ^ Annual
 Interest Rate)                                                          X    1.045
                                                                        -----------
                                                                         $12,461.82


TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82 - $10,000.00)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge (under ALLSTATE PROVIDER ULTRA CONTRACTS only), and the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.


                                 20  PROSPECTUS

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. A withdrawal charge may apply (for ALLSTATE PROVIDER ULTRA CONTRACTS only), but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable.

If you choose option 3 or 4 above, we will pay interest from the date the previous Guarantee Period expired until the date of the transfer or withdrawal as applicable. The interest rate will be the then current rate we are crediting for a Guarantee Period of the same length as the previous Guarantee Period.
 Amounts not withdrawn or transferred will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also will apply when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). A Market Value Adjustment may apply in the calculation of the Settlement Value described in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a withdrawal you make:

.. within the Free Withdrawal Amount as described below,

.. that qualify for one of the waivers as described on page 25-26,

.. to satisfy the IRS minimum distribution rules for the Contract, or

.. within one year after the date of the death of the Owner as the surviving spouse continuing the Contract (limit one withdrawal only)

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment, any withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only), and any premium taxes and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without a Market Value Adjustment. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.


                                 21  PROSPECTUS

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.




INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. After 6 months from the Payout Start Date, you may make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable.


                                 22  PROSPECTUS

Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any sub-account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares. We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


SHORT-TERM TRADES
All transfers involving the purchase or redemption of mutual fund shares by the Variable Account may be subject to restrictions or requirements imposed by the underlying Portfolios. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a Variable Sub-Account that occur within a certain number of days following the date of allocation to the Variable Sub-Account, but will only apply to those Sub-Accounts corresponding to underlying Portfolios that explicitly require the assessment of such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Sub-Account, the Short Term Dollar Cost Averaging Fixed Account, or the Extended Short Term Dollar Cost Averaging Fixed Account, to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Core Equity Variable Sub-Account. Over the next 2 months the bond market does very well relative to the stock market. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Core Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                                 23  PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies.

We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

.. your Contract Value equals $50,000 or more, or

.. all money is allocated to the Fixed Account.

After the Payout Start Date, we will waive the charge if the Contract Value is $50,000 or more as of the Payout Start Date.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.45% for ALLSTATE PROVIDER ADVANTAGE CONTRACTS

.. 1.25% for ALLSTATE PROVIDER ULTRA CONTRACTS

If you select the Income Benefit Rider* or the Enhanced Death Benefit Rider, the mortality and expense risk charge will include an additional 0.25% for the Rider. If you select both the Income Benefit Rider* and the Enhanced Death Benefit Rider, the mortality and expense risk charge will include an additional 0.50% for these Riders.

*We discontinued offering the Income Benefit Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider and the Income Benefit Rider to compensate us for the additional risk that we accept by providing these Riders.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit and the Income Benefit will cease.


ENHANCED EARNINGS DEATH BENEFIT RIDER FEE
If you elect the Enhanced Earnings Death Benefit Rider, we will deduct an annual charge from your Contract Value on each Contract Anniversary during the Accumulation Phase. The annual charge is calculated as a percentage of your Contract Value on the Contract Anniversary and is based on the oldest Contract owner's age on the Rider Application Date (described below) as follows:

                                 Age                                    Annual Charge
                                 ---                                    ------ ------
                                0-55                                             0.10%
                                56-65                                            0.20%
                                66-75                                            0.35%


We first deduct this annual fee from the Variable Sub-Accounts on a pro rata basis. If the Contract Value in the Variable Sub-Accounts is not sufficient to cover the charge, we will deduct the remaining charge from the Guarantee Periods, beginning with the oldest Guarantee Period. On the first Contract Anniversary after we issue the Rider, we will deduct the Rider charge pro rated to reflect the number of complete months the Rider was in effect during such Contract Year. Also, if you surrender your Contract, we will deduct the Rider charge (multiplied by the Contract Value immediately prior to the surrender) pro rated to reflect the number of complete months the Rider was in effect during the current Contract Year.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

                                 24  PROSPECTUS

WITHDRAWAL CHARGE
(ALLSTATE PROVIDER ULTRA CONTRACTS ONLY)
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines to 0% over a 7 year period that begins on the day we receive your payment. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the charge declines is shown on page
9. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years.
 We will deduct withdrawal changes, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distributional expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

CONFINEMENT WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract owner is not a living person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract owner is not a living person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, (if the Contract owner is not a living person), become unemployed at least one year after the Issue Date;

2. you or the Annuitant, (if the Contract owner is not a living person), receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, (if the Contract owner is not a living person), claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay a withdrawal charge

                                 25  PROSPECTUS

(ALLSTATE PROVIDER ULTRA CONTRACTS ONLY), or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.




DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of minimum and maximum Portfolio annual expenses, see page 10. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative distribution, and other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 27.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment less any withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only), contract maintenance charges, Enhanced Earnings Death Benefit Rider fee (if applicable), income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options.

To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only) and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Variable Sub-Accounts according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

                                 26  PROSPECTUS

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.




MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less any withdrawal charges (ALLSTATE PROVIDER ULTRA CONTRACTS only) and any other applicable charges and taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date; and

.. no later than the day the Annuitant reaches age 90, or the 10th Contract
  Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge
(ALLSTATE PROVIDER ULTRA CONTRACTS only). We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend

                                 27  PROSPECTUS
on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case, you may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply (ALLSTATE PROVIDER ULTRA CONTRACTS only). We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or any other action we take before we accept the change.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

We reserve the right to make other assumed investment rates available under each Contract.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may

                                 28  PROSPECTUS
require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT RIDER
QUALIFICATIONS. Effective January 1, 2004, we ceased offering the Income Benefit Rider (except in a limited number of states). The following describes the Income Benefit Rider for Contract Owners who elected the Option prior to January 1, 2004. To qualify for the income benefit payments under this Rider, you must meet the following requirements as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date this Rider was made a part of your Contract ("RIDER DATE");

.. The Payout Start Date must be prior to the oldest Annuitant's 90th birthday;

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. You must elect to receive fixed income payments, which will be calculated using the guaranteed payout rates listed in your Contract; and

.. The Income Plan you selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date.

If, however, you apply the Contract Value and not the Income Benefit to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Rider may not be appropriate.

Prior to the Payout Start Date, the Income Benefit Rider will terminate and charges for this Rider will cease when the Contract terminates. The mortality and expense risk charge for this Rider will cease on the Payout Start Date.

ALLSTATE PROVIDER ULTRA CONTRACTS ONLY:

 The Income Benefit Rider will no longer be in effect and the mortality and expense charge for the Rider will end upon the change of the named Annuitant for reasons other than death.


INCOME BASE
The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("Guaranteed Income Benefit") and does not provide a Contract Value or guarantee performance of any investment option. On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, the Income Base plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the earlier of the Payout Start Date, or the first day of the month after the oldest Contract Owner's (Annuitant, if the Contract Owner is not a living person) 85th birthday.


WITHDRAWAL ADJUSTMENT
The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where:

  (a) = the withdrawal amount

  (b) = the Contract Value immediately prior to the withdrawal, and

  (c) = the most recently calculated Income Base.

The Guaranteed Income Benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

On the Payout Start Date, the income payment will be the greater of the Guaranteed Income Benefit or the income payment provided in the payout phase section of your Contract.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


                                 29  PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract owner or,

2. the death of the Annuitant, if the Contract is owned by a non-living person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract owner.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

When there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary that remain in the investment alternatives are subject to investment risk.

A complete request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

3. the highest amount computed by taking the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

In calculating the Settlement Value when a death benefit is paid, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect the deduction of any applicable withdrawal charges, contract maintenance charges, and premium taxes. Contract maintenance charges will be pro-rated for the part of the Contract Year elapsed as of the date we determine the Settlement Value, unless your Contract qualifies for a waiver as described under the "Expenses - Contract Maintenance Charge" on page 24.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = is the withdrawal amount;

  (b) = is the Contract Value immediately prior to the withdrawal; and

  (c) = is the Contract value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value as of the date we determine the death benefit.

We reserve the right to extend the 180-day period on a non-discriminatory basis.


ENHANCED DEATH BENEFIT RIDER
For Contract owners and Annuitants up to and including age 80 as of the date we receive the completed application or a written request to add this rider, whichever is later ("Rider Application Date"), the Enhanced Death Benefit Rider is an optional benefit that you may elect. If the Contract owner is a living individual, the Enhanced Death Benefit applies only upon the death of the Contract owner. If the Contract owner is not a living individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit A or B may not be available in all states. The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract.


                                 30  PROSPECTUS

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the Enhanced Death Benefit will not apply and the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value as of the date we determine the death benefit.

If the Owner is a living person, the Enhanced Death Benefit is payable and the Rider will terminate and the mortality and expense charge for the Rider will cease upon the death of the Owner, unless the Contract and Rider are continued as permitted by a surviving spouse, as described below. If the Owner is a non-living person, the Enhanced Death Benefit is payable and the Rider will terminate and charges for the Rider will cease upon the death of the Annuitant.

The Enhanced Death Benefit Rider and charges for the Rider will terminate:

.. when the Contract owner is changed for reasons other than death;

.. if the Contract owner is a non-living person, when the Annuitant is changed for reasons other than death; or

.. on the Payout Start Date.

The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

ENHANCED DEATH BENEFIT A. On the date we issue the Rider ("RIDER DATE"), Enhanced Death Benefit A is equal to the Contract Value on that date. After the Rider Date, Enhanced Death Benefit A is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by a withdrawal adjustment, as described below, for any partial withdrawals since that Anniversary.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

.. the date we determine the death benefit; or

.. the first Contract Anniversary following the oldest Contract owner's or, if the Contract owner is not a living person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) = is the withdrawal amount,

  (b) = is the Contract Value immediately prior to the withdrawal, and

  (c) = the most recently calculated Enhanced Death Benefit A.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B on the Rider Date is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit B, plus any subsequent purchase payments and less a withdrawal adjustment, as described below, will accumulate daily at a rate equivalent to 5% per year until the earlier of:

.. the date we determine the death benefit; or

.. the first day of the month following the oldest Contract owner's or, if the Contract owner is not a living person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) = the withdrawal amount,

  (b) = is the Contract Value immediately prior to the withdrawal, and

  (c) = is the most recently calculated Enhanced Death Benefit B.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit B only for purchase payments and withdrawals.

SPOUSAL CONTINUATION UNDER ALLSTATE PROVIDER ADVANTAGE CONTRACTS. If you elected the Enhanced Death Benefit Rider, and your spouse continues the Contract as described above, the Enhanced Death Benefit Rider and the mortality and expense risk charge for this Rider will terminate if your spouse is over age 80 on the date the Contract is continued. If the Enhanced Death Benefit Rider does continue, then the following conditions will apply:

.. The Contract Value on the date the Contract is continued will equal the death benefit amount;

.. Enhanced Death Benefit A will continue to be recalculated for purchase payments, withdrawals, and on Contract Anniversaries after the date the Contract is continued until the earlier of:

1. the first Contract Anniversary after the oldest new Owner's 80th birthday. After age 80, the Enhanced Death Benefit A will be recalculated only for purchase payments and withdrawals; or

2. the date we determine the death benefit;

unless the deceased Owner was age 80 or older on the date of death. In this case, the Enhanced Death Benefit A will be recalculated only for purchase payments and withdrawals after the date the Contract is continued.


                                 31  PROSPECTUS

.. The amount of the Enhanced Death Benefit B as of the date the Contract is continued and any subsequent purchase payments and less any subsequent withdrawal adjustments will accumulate daily at a rate equivalent to 5% per year after the date the Contract is continued, until the earlier of:

1. the first day of the month following the oldest new Owner's 80th birthday. After age 80, the Enhanced Death Benefit B will be recalculated only for purchase payments and withdrawals; or

2. the date we determine the death benefit;

unless the deceased Owner was age 80 or older on the date of death. In this case, the Enhanced Death Benefit B will be recalculated only for purchase payments and withdrawals after the date the Contract is continued.

SPOUSAL CONTINUATION UNDER ALLSTATE PROVIDER ULTRA CONTRACTS. If you elected the Enhanced Death Benefit Rider, and your spouse continues the Contract as described above, on the date the Contract is continued, the Rider Date will be reset to the date the Contract is continued. For purposes of calculating future death benefits, your spouse's age on this new Rider Date will be used to determine applicable death benefit amounts.


ENHANCED EARNINGS DEATH BENEFIT RIDER
For Contract owners and Annuitants up to and including age 75 as of the Rider Application Date, the Enhanced Earnings Death Benefit Rider is an optional benefit that you may elect.

The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the Enhanced Death Benefit will not apply and the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value as of the date we determine the death benefit.

If the Contract owner is a living person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Contract owner. If the Contract owner is not a living individual, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Annuitant. If the Owner is a living person, the Enhanced Earnings Death Benefit is payable and the Rider will terminate and the annual charge for the Rider will cease upon the death of the Owner, unless the Contract and Rider are continued as permitted by a surviving spouse, as described below. If the Owner is a non-living person, the Enhanced Earnings Death Benefit is payable and the Rider will terminate and the annual charge for the Rider will cease upon the death of the Annuitant.

The Enhanced Earnings Death Benefit Rider and the annual charge for the rider will terminate:

.. when the Contract owner is changed for reasons other than death;

.. if your spouse continues the Contract as described below and your spouse is over age 75 on the date the Contract is continued, (or if your spouse elects to terminate the Rider);

.. if the Contract owner is a non-living person, when the Annuitant is changed for reasons other than death or when the Annuitant dies; or

.. on the Payout Start Date.

ALLSTATE PROVIDER ADVANTAGE CONTRACTS:

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by:

.. The lesser of 80% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person), or 40% of In-Force Earnings, calculated as of the date we receive due proof of death.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the Rider Application Date, the death benefit is increased by:

.. The lesser of 60% of In-Force Premium (Excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or annuitant is the Owner is a non-living person), or 30% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the Rider Application Date, the death benefit is increased by:

.. The lesser of 40% of In-Force Premium (excluding purchase payments made after the Rider Application Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person), or 20% of In-Force Earnings, calculated as of the date we receive due proof of death.

ALLSTATE PROVIDER ULTRA CONTRACTS:

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by:

.. 40% of the lesser of 200% of In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force Earnings. ("In-Force Earnings" are


                                 32  PROSPECTUS
  referred to as "Death Benefit Earnings" in the ALLSTATE PROVIDER ULTRA CONTRACTS, but we use the term "In-Force Earnings" in this prospectus for convenience).

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the Rider Application Date, the death benefit is increased by:

.. 30% of the lesser of 200% of the In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the Rider Application Date, the death benefit is increased by:

.. 20% of the lesser of 200% of the In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force earnings.

BOTH CONTRACTS:

For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

  In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Rider as of the date we receive a complete request for settlement of the death benefit. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

SPOUSAL CONTINUATION. If you elected the Enhanced Earnings Death Benefit Rider, and your spouse continues the Contract as described below, the Enhanced Earnings Death Benefit Rider and the annual charge for this Option will terminate if the oldest new Contract owner is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Rider. If the Enhanced Earnings Death Benefit Rider is not terminated, on the date the Contract is continued, the Rider Date for this Rider will be reset to the date the Contract is continued ("new Rider Date"). The age of the surviving spouse (oldest Contract owner for ALLSTATE PROVIDER ADVANTAGE CONTRACTS) on the new Rider Date will be used to determine the Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the surviving spouse (oldest Contract owner for ALLSTATE PROVIDER ADVANTAGE CONTRACTS) on the new Rider Date will be used to determine the annual charge for the Rider after the new Rider Date.

The value of the Enhanced Earnings Death Benefit largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Rider may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your financial advisor can help you decide if the Enhanced Earnings Death Benefit Rider is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Rider, see Appendix C.


DEATH BENEFIT PAYMENTS
If the sole new Contract Owner is your spouse, the new Contract Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the new Contract Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

.. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above the Contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we received a complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time), except that any portion of this excess attributable


                                 33  PROSPECTUS
to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Variable Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Guarantee Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guarantee Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Market Value Adjustment or withdrawal charge. Only one spousal continuation is allowed under this Contract.

Prior to the Payout Start Date, the death benefit of the continued Contract will be as described under Death Benefit Amount above.

If the new Contract Owner is not your spouse but is a living person, or if there are multiple living persons new Contract Owners the new Contract Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan.

Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the new Contract Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

.. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers section of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS will be waived for any withdrawals made during this 5 year period; however, amounts withdrawn may be subject to a Market Value Adjustment.

If the new Contract Owner dies prior to the receiving all of the Contract Value, then the new Contract Owner's named beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

If the new Contract Owner is a corporation, trust, or other non- living person:

(a)
The new Contract Owner may elect to receive the death benefit in a lump sum; or

(b)
If the new Contract Owner does not elect the option above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death benefit is paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as described in the Annuitant provision above.


                                 34  PROSPECTUS

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

(a) The Contract owner may elect to receive the death benefit in a lump sum; or

(b)
If the Contract owner does not elect the above option, then the Contract Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers provision of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS will be waived during this 5 year period; however, amounts withdrawn may be subject to a Market Value Adjustment.

We reserve the right to offer additional options upon the death of the Annuitant.

Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant's death to the date on which the death benefit is paid.


MORE INFORMATION
--------------------------------------------------------------------------------


GLENBROOK LIFE
 Glenbrook Life is the issuer of the Contract. Glenbrook Life is a stock life insurance company originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992 the Company was known as "William Penn Life Assurance Company of America." In 1992, the Company was renamed Glenbrook Life and redomesticated to Illinois. In 1998, the Company was redomesticated to Arizona.

Glenbrook Life is licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our main administrative office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Glenbrook Life is a wholly owned subsidiary of Allstate Life Insurance Company (Allstate Life), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook Life and Allstate Life entered into reinsurance agreements, under which Glenbrook Life reinsures all of its business with Allstate Life. Under the agreements, contract charges, credited interest, policy benefits and certain expenses under all general account contracts are reinsured with Allstate Life.
 Allstate Life is bound to stand behind Glenbrook Life's contractual obligations to its policyholders. However, the obligations of Allstate Life under the reinsurance agreements are to Glenbrook Life. Glenbrook Life continues to have primary responsibility as the direct insurer for risks reinsured. In addition, assets of Glenbrook Life that relate to insurance in-force, excluding Separate Accounts assets, are transferred to Allstate Life. Therefore, the funds necessary to support the operations of Glenbrook Life are provided by Allstate Life and Glenbrook Life is not required to obtain additional capital to support in-force or future business.


THE VARIABLE ACCOUNT
Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of multiple Variable Sub-Accounts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains


                                 35  PROSPECTUS
distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the NASD, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.00%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and


                                 36  PROSPECTUS
verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLANIf you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Glenbrook Life and Annuity Company no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook.


                                 37  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND
ANNUITY COMPANY
Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable

Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Glenbrook is considered the owner of the Variable

Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 38  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution


                                 39  PROSPECTUS
made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Glenbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Glenbrook is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Glenbrook as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


                                 40  PROSPECTUS

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Glenbrook reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Glenbrook can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Glenbrook does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Glenbrook reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


                                 41  PROSPECTUS

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Glenbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Glenbrook is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Glenbrook as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity.


                                 42  PROSPECTUS

Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


                                 43  PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 2003 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000945094. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 544 Lakeview Parkway, Suite 300, Vernon Hills, IL 60061 (telephone: 1-800-755-5275).


                                 44  PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED/+/ (BASE CONTRACT)/1/
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit and Contracts with the Enhanced Death Benefit and Income Benefit. These two tables represent the lowest and highest combination of charges that effect Accumulation Unit Values available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination
thereof.    Please contact us at 1-800-755-5275 to obtain a copy of the
Statement of Additional Information.

ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNTS                                          2001     2002      2003
AIM V.I. BALANCED-SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.292   $ 9.216
 Accumulation Unit Value, End of Period                       $11.292  $ 9.216   $10.557
 Number of Units Outstanding, End of Period                         0        0         0
AIM V.I. CAPITAL APPRECIATION-SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.619   $ 9.397
 Accumulation Unit Value, End of Period                       $12.619  $ 9.397   $11.983
 Number of Units Outstanding, End of Period                     1,667    2,284     2,118
AIM V.I. CORE EQUITY-SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.391   $10.298
 Accumulation Unit Value, End of Period                       $12.391  $10.298   $12.614
 Number of Units Outstanding, End of Period                         0        0         0
AIM V.I. GROWTH -SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.629   $ 7.903
 Accumulation Unit Value, End of Period                       $11.629  $ 7.903   $10.211
 Number of Units Outstanding, End of Period                         0        0         0
AIM V.I. HIGH YIELD -SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.573   $ 9.802
 Accumulation Unit Value, End of Period                       $10.573  $ 9.802   $12.356
 Number of Units Outstanding, End of Period                         0      442       560
AIM V.I. PREMIER EQUITY -SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.853   $ 8.138
 Accumulation Unit Value, End of Period                       $11.853  $ 8.138   $10.021
 Number of Units Outstanding, End of Period                     1,836    3,537     3,100
FEDERATED PRIME MONEY FUND II
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.016   $ 9.999
 Accumulation Unit Value, End of Period                       $10.016  $ 9.999   $ 9.912
 Number of Units Outstanding, End of Period                       846    1,954       486
FIDELITY VIP CONTRAFUND/(R)/ -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.452   $10.168
 Accumulation Unit Value, End of Period                       $11.452  $10.168   $12.833
 Number of Units Outstanding, End of Period                         0      793       793
FIDELITY VIP EQUITY-INCOME -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.703   $ 9.545
 Accumulation Unit Value, End of Period                       $11.703  $ 9.545   $12.219
 Number of Units Outstanding, End of Period                       180    4,978     4,673
FIDELITY VIP GROWTH -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.424   $ 8.525
 Accumulation Unit Value, End of Period                       $12.424  $ 8.525   $11.125
 Number of Units Outstanding, End of Period                     1,314    2,524     1,659



                                 45  PROSPECTUS




FIDELITY VIP HIGH INCOME -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.165   $10.337
 Accumulation Unit Value, End of Period                       $10.165  $10.337   $12.900
 Number of Units Outstanding, End of Period                         0        0         0
FIDELITY VIP INDEX 500 PORTFOLIO -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.870   $ 9.063
 Accumulation Unit Value, End of Period                       $11.870  $ 9.063   $11.429
 Number of Units Outstanding, End of Period                        58    2,399     2,313
FIDELITY VIP OVERSEAS PORTFOLIO -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.653   $ 9.125
 Accumulation Unit Value, End of Period                       $11.653  $ 9.125   $12.851
 Number of Units Outstanding, End of Period                       676    1,439     1,210
FTVIP TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.957   $11.876
 Accumulation Unit Value, End of Period                       $ 9.957  $11.876   $14.315
 Number of Units Outstanding, End of Period                         0        0         0
FTVIP TEMPLETON GROWTH SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.839   $ 9.500
 Accumulation Unit Value, End of Period                       $11.839  $ 9.500   $12.359
 Number of Units Outstanding, End of Period                         0    2,112     1,502
MFS EMERGING GROWTH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.752   $ 8.304
 Accumulation Unit Value, End of Period                       $12.752  $ 8.304   $10.622
 Number of Units Outstanding, End of Period                         0      221       209
MFS INVESTORS TRUST - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.545   $ 8.962
 Accumulation Unit Value, End of Period                       $11.545  $ 8.962   $10.750
 Number of Units Outstanding, End of Period                         0    1,539     1,538
MFS NEW DISCOVERY - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $13.155   $ 8.832
 Accumulation Unit Value, End of Period                       $13.155  $ 8.832   $11.603
 Number of Units Outstanding, End of Period                       355    1,202       944
MFS RESEARCH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.948   $ 8.855
 Accumulation Unit Value, End of Period                       $11.948  $ 8.855   $10.842
 Number of Units Outstanding, End of Period                         0      730       794
MFS UTILITIES - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.020   $ 7.606
 Accumulation Unit Value, End of Period                       $10.020  $ 7.606   $10.151
 Number of Units Outstanding, End of Period                        35      747       676
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.554   $ 8.214
 Accumulation Unit Value, End of Period                       $11.554  $ 8.214   $10.156
 Number of Units Outstanding, End of Period                       182    1,538     1,537
OPPENHEIMER BALANCED/(1)/
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.184   $ 9.866
 Accumulation Unit Value, End of Period                       $11.184  $ 9.866   $12.137
 Number of Units Outstanding, End of Period                         0    4,364     4,326
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.235   $ 8.810
 Accumulation Unit Value, End of Period                       $12.235  $ 8.810   $11.357
 Number of Units Outstanding, End of Period                       576    4,510     3,833
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.373   $ 9.485
 Accumulation Unit Value, End of Period                       $12.373  $ 9.485   $13.355
 Number of Units Outstanding, End of Period                        82      517       516

                                 46  PROSPECTUS


OPPENHEIMER MAIN STREET
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.480   $ 9.178
 Accumulation Unit Value, End of Period                       $11.480  $ 9.178   $11.450
 Number of Units Outstanding, End of Period                     2.061    8,915     7,786
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.384   $10.984
 Accumulation Unit Value, End of Period                       $10.384  $10.984   $12.768
 Number of Units Outstanding, End of Period                         0    1,146       832
PUTNAM VT DISCOVERY GROWTH - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.955   $ 8.981
 Accumulation Unit Value, End of Period                       $12.955  $ 8.981   $11.672
 Number of Units Outstanding, End of Period                         0    2,173     1,529
PUTNAM VT DIVERSIFIED INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.190   $10.624
 Accumulation Unit Value, End of Period                       $10.190  $10.624   $12.557
 Number of Units Outstanding, End of Period                        68    3,663     3,490
PUTNAM VT GROWTH AND INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.385   $ 9.080
 Accumulation Unit Value, End of Period                       $11.385  $ 9.080   $11.387
 Number of Units Outstanding, End of Period                         0      131         0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.249   $ 8.503
 Accumulation Unit Value, End of Period                       $12.249  $ 8.503   $10.301
 Number of Units Outstanding, End of Period                         0    1,402     1,401
PUTNAM VT HEALTH SCIENCES - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.053   $ 8.668
 Accumulation Unit Value, End of Period                       $11.053  $ 8.668   $10.103
 Number of Units Outstanding, End of Period                         0      361       388
PUTNAM VT NEW VALUE - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.856   $ 9.851
 Accumulation Unit Value, End of Period                       $11.856  $ 9.851   $12.848
 Number of Units Outstanding, End of Period                         0    3,078     2,252
STI CLASSIC CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.146   $ 9.340
 Accumulation Unit Value, End of Period                       $12.146  $ 9.340   $10.892
 Number of Units Outstanding, End of Period                         0    2,720     2,716
STI CLASSIC GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.675   $ 9.127
 Accumulation Unit Value, End of Period                       $11.675  $ 9.127   $11.366
 Number of Units Outstanding, End of Period                         0       96        96
STI CLASSIC INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.261     9.026
 Accumulation Unit Value, End of Period                       $11.261  $ 9.026   $12.202
 Number of Units Outstanding, End of Period                         0        0         0
STI CLASSIC INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.949   $10.519
 Accumulation Unit Value, End of Period                       $ 9.949  $10.519   $10.721
 Number of Units Outstanding, End of Period                        70    4,156     4,101
STI CLASSIC MID-CAP EQUITY
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.960   $ 9.129
 Accumulation Unit Value, End of Period                       $12.960  $ 9.129   $11.659
 Number of Units Outstanding, End of Period                       308    3,247     2,613
STI CLASSIC SMALL CAP VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.108   $11.778
 Accumulation Unit Value, End of Period                       $12.108  $11.778   $16.053
 Number of Units Outstanding, End of Period                     1,066    3,129     2,616

                                 47  PROSPECTUS


STI CLASSIC VALUE INCOME STOCK
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.633   $ 9.507
 Accumulation Unit Value, End of Period                       $11.633  $ 9.507   $11.524
 Number of Units Outstanding, End of Period                       181    2,719     2,597







+ The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on September 21, 2001. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.45% and Administrative Expense Charge of 0.10%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.








                                 48  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED/+/ (WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS)
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNTS                                          2001     2002      2003

AIM V.I. BALANCED-SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.276   $ 9.156
 Accumulation Unit Value, End of Period                       $11.276  $ 9.156   $10.436
 Number of Units Outstanding, End of Period                         0        0         0
AIM V.I. CAPITAL APPRECIATION-SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.601   $ 9.336
 Accumulation Unit Value, End of Period                       $12.601  $ 9.336   $11.844
 Number of Units Outstanding, End of Period                         0        0         0
AIM V.I. CORE EQUITY-SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.374   $10.231
 Accumulation Unit Value, End of Period                       $12.374  $10.231   $12.469
 Number of Units Outstanding, End of Period                         0        0         0
AIM V.I. GROWTH -SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.613   $ 7.852
 Accumulation Unit Value, End of Period                       $11.613  $ 7.852   $10.094
 Number of Units Outstanding, End of Period                         0        0         0
AIM V.I. HIGH YIELD -SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.558   $ 9.738
 Accumulation Unit Value, End of Period                       $10.558  $ 9.738   $12.213
 Number of Units Outstanding, End of Period                         0        0         0
AIM V.I. PREMIER EQUITY -SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.836   $ 8.085
 Accumulation Unit Value, End of Period                       $11.836  $ 8.085   $ 9.906
 Number of Units Outstanding, End of Period                         0        0         0
FEDERATED PRIME MONEY FUND II
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.002   $ 9.934
 Accumulation Unit Value, End of Period                       $10.002  $ 9.934   $ 9.797
 Number of Units Outstanding, End of Period                    14,453   14,453         0
FIDELITY VIP CONTRAFUND/(R)/ -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.409   $10.102
 Accumulation Unit Value, End of Period                       $11.409  $10.102   $12.685
 Number of Units Outstanding, End of Period                       575      575       574
FIDELITY VIP EQUITY-INCOME -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.686   $ 9.483
 Accumulation Unit Value, End of Period                       $11.686  $ 9.483   $12.078
 Number of Units Outstanding, End of Period                         0      616       608
FIDELITY VIP GROWTH -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.406   $ 8.470
 Accumulation Unit Value, End of Period                       $12.406  $ 8.470   $10.997
 Number of Units Outstanding, End of Period                         0        0         0
FIDELITY VIP HIGH INCOME -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.150   $10.270
 Accumulation Unit Value, End of Period                       $10.150  $10.270   $12.751
 Number of Units Outstanding, End of Period                         0        0         0

                                 49  PROSPECTUS



FIDELITY VIP INDEX 500 PORTFOLIO -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.854   $ 9.004
 Accumulation Unit Value, End of Period                       $11.854  $ 9.004   $11.297
 Number of Units Outstanding, End of Period                         0        0         0
FIDELITY VIP OVERSEAS PORTFOLIO -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.637   $ 9.066
 Accumulation Unit Value, End of Period                       $11.637  $ 9.066   $12.702
 Number of Units Outstanding, End of Period                         0        0         0
FTVIP TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.943   $11.799
 Accumulation Unit Value, End of Period                       $ 9.943  $11.799   $14.150
 Number of Units Outstanding, End of Period                         0        0         0
FTVIP TEMPLETON GROWTH SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.822   $ 9.438
 Accumulation Unit Value, End of Period                       $11.822  $ 9.438   $12.216
 Number of Units Outstanding, End of Period                         0        0         0
MFS EMERGING GROWTH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.734   $ 8.250
 Accumulation Unit Value, End of Period                       $12.734  $ 8.250   $10.500
 Number of Units Outstanding, End of Period                         0        0         0
MFS INVESTORS TRUST - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.529   $ 8.904
 Accumulation Unit Value, End of Period                       $11.529  $ 8.904   $10.626
 Number of Units Outstanding, End of Period                         0        0         0
MFS NEW DISCOVERY - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $13.137   $ 8.775
 Accumulation Unit Value, End of Period                       $13.137  $ 8.775   $11.469
 Number of Units Outstanding, End of Period                         0        0         0
MFS RESEARCH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.932   $ 8.798
 Accumulation Unit Value, End of Period                       $11.932  $ 8.798   $10.717
 Number of Units Outstanding, End of Period                         0        0         0
MFS UTILITIES - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.006   $ 7.556
 Accumulation Unit Value, End of Period                       $10.006  $ 7.556   $10.034
 Number of Units Outstanding, End of Period                         0        0         0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.538   $ 8.161
 Accumulation Unit Value, End of Period                       $11.538  $ 8.161   $10.039
 Number of Units Outstanding, End of Period                         0        0         0
OPPENHEIMER BALANCED/(1)/
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.169   $ 9.802
 Accumulation Unit Value, End of Period                       $11.169  $ 9.802   $11.997
 Number of Units Outstanding, End of Period                         0        0         0
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.217   $ 8.752
 Accumulation Unit Value, End of Period                       $12.217  $ 8.752   $11.226
 Number of Units Outstanding, End of Period                         0    1,291     1,266
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.356   $ 9.423
 Accumulation Unit Value, End of Period                       $12.356  $ 9.423   $13.201
 Number of Units Outstanding, End of Period                         0        0         0
OPPENHEIMER MAIN STREET
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.464   $ 9.118
 Accumulation Unit Value, End of Period                       $11.464  $ 9.118   $11.318
 Number of Units Outstanding, End of Period                         0        0         0


                                 50  PROSPECTUS


OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.369   $10.913
 Accumulation Unit Value, End of Period                       $10.369  $10.913   $12.621
 Number of Units Outstanding, End of Period                         0        0         0
PUTNAM VT DISCOVERY GROWTH - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.936   $ 8.923
 Accumulation Unit Value, End of Period                       $12.936  $ 8.923   $11.537
 Number of Units Outstanding, End of Period                         0        0         0
PUTNAM VT DIVERSIFIED INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.175   $10.555
 Accumulation Unit Value, End of Period                       $10.175  $10.555   $12.412
 Number of Units Outstanding, End of Period                         0        0         0
PUTNAM VT GROWTH AND INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.369   $ 9.021
 Accumulation Unit Value, End of Period                       $11.369  $ 9.021   $11.256
 Number of Units Outstanding, End of Period                         0        0         0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.232   $ 8.448
 Accumulation Unit Value, End of Period                       $12.232  $ 8.448   $10.183
 Number of Units Outstanding, End of Period                         0        0         0
PUTNAM VT HEALTH SCIENCES - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.037   $ 8.612
 Accumulation Unit Value, End of Period                       $11.037  $ 8.612   $ 9.986
 Number of Units Outstanding, End of Period                       587      586       585
PUTNAM VT NEW VALUE - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.840   $ 9.787
 Accumulation Unit Value, End of Period                       $11.840  $ 9.787   $12.700
 Number of Units Outstanding, End of Period                         0        0         0
 STI CLASSIC CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.129   $ 9.280
 Accumulation Unit Value, End of Period                       $12.129  $ 9.280   $10.766
 Number of Units Outstanding, End of Period                         0        0         0
STI CLASSIC GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.659   $ 9.068
 Accumulation Unit Value, End of Period                       $11.659  $ 9.068   $11.235
 Number of Units Outstanding, End of Period                         0        0         0
STI CLASSIC INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.245   $ 8.967
 Accumulation Unit Value, End of Period                       $11.245  $ 8.967   $12.061
 Number of Units Outstanding, End of Period                         0        0         0
STI CLASSIC INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.935   $10.451
 Accumulation Unit Value, End of Period                       $ 9.935  $10.451   $10.597
 Number of Units Outstanding, End of Period                         0        0         0
STI CLASSIC MID-CAP EQUITY
 Accumulation Unit Value, Beginning of Period                 $10.000  $12.942   $ 9.070
 Accumulation Unit Value, End of Period                       $12.942  $ 9.070   $11.525
 Number of Units Outstanding, End of Period                       514      514       513
STI CLASSIC SMALL CAP VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.820   $11.702
 Accumulation Unit Value, End of Period                       $11.820  $11.702   $15.868
 Number of Units Outstanding, End of Period                         0        0       541
STI CLASSIC VALUE INCOME STOCK
 Accumulation Unit Value, Beginning of Period                 $10.000  $11.616   $ 9.445
 Accumulation Unit Value, End of Period                       $11.616  $ 9.445   $11.391
 Number of Units Outstanding, End of Period                         0    1,239     1,268

                                 51  PROSPECTUS

+ The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on September 21, 2001. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.95% and Administrative Expense Charge of 0.10%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                 52  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED/+/ (BASE CONTRACT)
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNTS                                           2001      2002       2003
AIM V.I. BALANCED-SERIES I
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.121   $  7.459
 Accumulation Unit Value, End of Period                       $  9.121  $  7.459   $  8.563
 Number of Units Outstanding, End of Period                     17,262    42,779     45,589
AIM V.I. CAPITAL APPRECIATION-SERIES I
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $   8.61   $  6.470
 Accumulation Unit Value, End of Period                       $   8.61  $  6.470   $  8.267
 Number of Units Outstanding, End of Period                      7,675    16,768     14,128
AIM V.I. CORE EQUITY-SERIES I
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $ 10.000   $  7.076
 Accumulation Unit Value, End of Period                       $ 10.000  $  7.076   $  8.685
 Number of Units Outstanding, End of Period                      6,837    11,578     14,469
AIM V.I. GROWTH -SERIES I
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  8.395   $  5.717
 Accumulation Unit Value, End of Period                       $  8.395  $  5.717   $  7.401
 Number of Units Outstanding, End of Period                     14,481    16,296     20,778
AIM V.I. HIGH YIELD -SERIES I
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.444   $  8.773
 Accumulation Unit Value, End of Period                       $  9.444  $  8.773   $ 11.081
 Number of Units Outstanding, End of Period                      6,926    10,386     13,738
AIM V.I. PREMIER EQUITY -SERIES I
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  8.853   $  6.090
 Accumulation Unit Value, End of Period                       $  8.853  $  6.090   $  7.515
 Number of Units Outstanding, End of Period                     11,756    24,783     37,906
FEDERATED PRIME MONEY FUND II
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $ 10.109   $ 10.113
 Accumulation Unit Value, End of Period                       $ 10.109  $ 10.113   $ 10.045
 Number of Units Outstanding, End of Period                     25,597   130,131    109,114
FIDELITY VIP CONTRAFUND/(R)/ -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.456   $  8.440
 Accumulation Unit Value, End of Period                       $  9.456  $  8.440   $ 10.674
 Number of Units Outstanding, End of Period                     17.056    47,759     51,098
FIDELITY VIP EQUITY-INCOME -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.370   $  7.658
 Accumulation Unit Value, End of Period                       $  9.370  $  7.658   $  9.824
 Number of Units Outstanding, End of Period                     35,300   122,842    133,904
FIDELITY VIP GROWTH -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  8.681   $  5.969
 Accumulation Unit Value, End of Period                       $  8.681  $  5.969   $  7.805
 Number of Units Outstanding, End of Period                     13,066    55,960     53,130
FIDELITY VIP HIGH INCOME -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.016   $  9.188
 Accumulation Unit Value, End of Period                       $  9.016  $  9.188   $ 11.489
 Number of Units Outstanding, End of Period                      2,936    14,304     43,267
FIDELITY VIP INDEX 500 PORTFOLIO -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.041   $  6.917
 Accumulation Unit Value, End of Period                       $  9.041  $  6.917   $  8.740
 Number of Units Outstanding, End of Period                     26,457    75,946     72,748

                                 53  PROSPECTUS




FIDELITY VIP OVERSEAS PORTFOLIO -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  8.045   $  6.313
 Accumulation Unit Value, End of Period                       $  8.045  $  6.313   $  8.908
 Number of Units Outstanding, End of Period                      1,796     2,408      2,496
FTVIP TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $ 10.431   $ 12.467
 Accumulation Unit Value, End of Period                       $ 10.431  $ 12.467   $ 15.058
 Number of Units Outstanding, End of Period                      1,263     4,668      7,170
FTVIP TEMPLETON GROWTH SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.716   $  7.812
 Accumulation Unit Value, End of Period                       $  9.716  $  7.812   $ 10.184
 Number of Units Outstanding, End of Period                      3,102     2,414      5,016
MFS EMERGING GROWTH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  8.158   $  5.323
 Accumulation Unit Value, End of Period                       $  8.158  $  5.323   $  6.823
 Number of Units Outstanding, End of Period                      8,841    21,444     25,357
MFS INVESTORS TRUST - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  8.843   $  6.878
 Accumulation Unit Value, End of Period                       $  8.843  $  6.878   $  8.267
 Number of Units Outstanding, End of Period                     16,089    27,727     26,096
MFS NEW DISCOVERY - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.619   $  6.471
 Accumulation Unit Value, End of Period                       $  9.619  $  6.471   $  8.518
 Number of Units Outstanding, End of Period                      5,451    52,548     55,148
MFS RESEARCH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  8.458   $  6.281
 Accumulation Unit Value, End of Period                       $  8.458  $  6.281   $  7.707
 Number of Units Outstanding, End of Period                      6,555    20,274     18,639
MFS UTILITIES - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  7.546   $  5.739
 Accumulation Unit Value, End of Period                       $  7.546  $  5.739   $  7.676
 Number of Units Outstanding, End of Period                     33,039    39,745     40,053
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  8.833   $  6.292
 Accumulation Unit Value, End of Period                       $  8.833  $  6.292   $  7.796
 Number of Units Outstanding, End of Period                     19,725    70,033     69,523
OPPENHEIMER BALANCED/(1)/
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.610   $  8.494
 Accumulation Unit Value, End of Period                       $  9.610  $  8.494   $ 10.471
 Number of Units Outstanding, End of Period                    24.,078    80,326     86,138
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  8.693   $  6.272
 Accumulation Unit Value, End of Period                       $  8.693  $  6.272   $  8.102
 Number of Units Outstanding, End of Period                     67,547   161,093    173,075
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.314   $  7.154
 Accumulation Unit Value, End of Period                       $  9.314  $  7.154   $ 10.094
 Number of Units Outstanding, End of Period                     12,351    41,764     43,440
OPPENHEIMER MAIN STREET
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.171   $  7.346
 Accumulation Unit Value, End of Period                       $  9.171  $  7.346   $  9.183
 Number of Units Outstanding, End of Period                     44,958   112,400    118,783
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $ 10.250   $ 10.864
 Accumulation Unit Value, End of Period                       $ 10.250  $ 10.864   $ 12.654
 Number of Units Outstanding, End of Period                     22,387    94,592    117,277


                                 54  PROSPECTUS



PUTNAM VT DISCOVERY GROWTH - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  8.060   $  5.600
 Accumulation Unit Value, End of Period                       $  8.060  $  5.600   $  7.292
 Number of Units Outstanding, End of Period                     12,089    52,612     56,019
PUTNAM VT DIVERSIFIED INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $ 10.106   $ 10.558
 Accumulation Unit Value, End of Period                       $ 10.106  $ 10.558   $ 12.504
 Number of Units Outstanding, End of Period                     11,853    23,667     25,695
PUTNAM VT GROWTH AND INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.217   $  7.366
 Accumulation Unit Value, End of Period                       $  9.217  $  7.366   $  9.257
 Number of Units Outstanding, End of Period                     25,624    34,780     36,428
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  8.065   $  5.610
 Accumulation Unit Value, End of Period                       $  8.065  $  5.610   $  6.810
 Number of Units Outstanding, End of Period                      3,456       697      2,958
PUTNAM VT HEALTH SCIENCES - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.662   $  7.592
 Accumulation Unit Value, End of Period                       $  9.662  $  7.592   $  8.867
 Number of Units Outstanding, End of Period                     10,884    38,840     36,639
PUTNAM VT NEW VALUE - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.574   $  7.971
 Accumulation Unit Value, End of Period                       $  9.574  $  7.971   $ 10.417
 Number of Units Outstanding, End of Period                     10,667    23,289     25,332
 STI CLASSIC CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.492   $  7.314
 Accumulation Unit Value, End of Period                       $  9.492  $  7.314   $  8.546
 Number of Units Outstanding, End of Period                      3,007    57,261     58,701
STI CLASSIC GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.453   $  7.405
 Accumulation Unit Value, End of Period                       $  9.453  $  7.405   $  9.240
 Number of Units Outstanding, End of Period                      3,400    23,116     21,949
STI CLASSIC INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  8.635   $  6.935
 Accumulation Unit Value, End of Period                       $  8.635  $  6.935   $  9.395
 Number of Units Outstanding, End of Period                        962     8,014      8,665
STI CLASSIC INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $ 10.337   $ 10.952
 Accumulation Unit Value, End of Period                       $ 10.337  $ 10.952   $ 11.185
 Number of Units Outstanding, End of Period                     30,005    85,658    100,416
STI CLASSIC MID-CAP EQUITY
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $ 10.303   $  7.272
 Accumulation Unit Value, End of Period                       $ 10.303  $  7.272   $  9.306
 Number of Units Outstanding, End of Period                      5,019    22,866     25,014
STI CLASSIC SMALL CAP VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $ 10.938   $ 10.661
 Accumulation Unit Value, End of Period                       $ 10.938  $ 10.661   $ 14.560
 Number of Units Outstanding, End of Period                     12,295    50,763     52,179


                                 55  PROSPECTUS



STI CLASSIC VALUE INCOME STOCK
 Accumulation Unit Value, Beginning of Period                 $ 10.000  $  9.541   $  7.814
 Accumulation Unit Value, End of Period                       $  9.541  $  7.814   $  9.490
 Number of Units Outstanding, End of Period                      4,062    31,847     33,164








+ The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on May 1, 2001. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.25% and Administrative Expense Charge of 0.10%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.




                                 56  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED/+/ (WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS)
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+ /AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNTS                                          2001     2002       2003
AIM V.I. BALANCED-SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.090    $ 7.396
 Accumulation Unit Value, End of Period                       $ 9.090  $ 7.396    $ 8.447
 Number of Units Outstanding, End of Period                     2,006    6,967      6,504
AIM V.I. CAPITAL APPRECIATION-SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.642    $ 6.416
 Accumulation Unit Value, End of Period                       $ 8.642  $ 6.416    $ 8.156
 Number of Units Outstanding, End of Period                    16,080   14,710     14,332
AIM V.I. CORE EQUITY-SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.000    $ 7.016
 Accumulation Unit Value, End of Period                       $10.000  $ 7.016    $ 8.568
 Number of Units Outstanding, End of Period                    16,782   17,669     16,401
AIM V.I. GROWTH -SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.367    $ 5.668
 Accumulation Unit Value, End of Period                       $ 8.367  $ 5.668    $ 7.302
 Number of Units Outstanding, End of Period                    13,911   12,843     11,421
AIM V.I. HIGH YIELD -SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.412    $ 8.699
 Accumulation Unit Value, End of Period                       $ 9.412  $ 8.699    $10.932
 Number of Units Outstanding, End of Period                       479       95      1,407
AIM V.I. PREMIER EQUITY -SERIES I
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.823    $ 6.039
 Accumulation Unit Value, End of Period                       $ 8.823  $ 6.039    $ 7.414
 Number of Units Outstanding, End of Period                    22,170   21,759     22,150
FEDERATED PRIME MONEY FUND II
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.075    $10.027
 Accumulation Unit Value, End of Period                       $10.075  $10.027    $ 9.909
 Number of Units Outstanding, End of Period                    28,939   42,669     29,245
FIDELITY VIP CONTRAFUND/(R)/ -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.433    $ 8.369
 Accumulation Unit Value, End of Period                       $ 9.433  $ 8.369    $10.530
 Number of Units Outstanding, End of Period                     5,676   15,127     16,008
FIDELITY VIP EQUITY-INCOME -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.339    $ 7.593
 Accumulation Unit Value, End of Period                       $ 9.339  $ 7.593    $ 9.691
 Number of Units Outstanding, End of Period                    16,281   23,563     25,998
FIDELITY VIP GROWTH -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.651    $ 5.918
 Accumulation Unit Value, End of Period                       $ 8.651  $ 5.918    $ 7.699
 Number of Units Outstanding, End of Period                     2,064    3,739      4,874
FIDELITY VIP HIGH INCOME -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.986    $ 9.110
 Accumulation Unit Value, End of Period                       $ 8.986  $ 9.110    $11.334
 Number of Units Outstanding, End of Period                     5,100    2,565      2,345



                                 57  PROSPECTUS


FIDELITY VIP INDEX 500 PORTFOLIO -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.010    $ 6.858
 Accumulation Unit Value, End of Period                       $ 9.010  $ 6.858    $ 8.623
 Number of Units Outstanding, End of Period                     9,098   20,543     24,750
FIDELITY VIP OVERSEAS PORTFOLIO -SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.018    $ 6.260
 Accumulation Unit Value, End of Period                       $ 8.018  $ 6.260    $ 8.788
 Number of Units Outstanding, End of Period                         0        0          0
FTVIP TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.396    $12.362
 Accumulation Unit Value, End of Period                       $10.396  $12,362    $14.855
 Number of Units Outstanding, End of Period                         0      393        671
FTVIP TEMPLETON GROWTH SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.683    $ 7.746
 Accumulation Unit Value, End of Period                       $ 9.683  $ 7.746    $10.047
 Number of Units Outstanding, End of Period                       102   17,855     23,874
MFS EMERGING GROWTH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.130    $ 5.278
 Accumulation Unit Value, End of Period                       $ 8.130  $ 5.278    $ 6.731
 Number of Units Outstanding, End of Period                    13,429   12,446     14,843
MFS INVESTORS TRUST - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.813    $ 6.820
 Accumulation Unit Value, End of Period                       $ 8.813  $ 6.820    $ 8.156
 Number of Units Outstanding, End of Period                     4,190    7,183      6,574
MFS NEW DISCOVERY - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.586    $ 6.416
 Accumulation Unit Value, End of Period                       $ 9.586  $ 6.416    $ 8.403
 Number of Units Outstanding, End of Period                       683   20,924     28,388
MFS RESEARCH - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.430    $ 6.228
 Accumulation Unit Value, End of Period                       $ 8.430  $ 6.228    $ 7.603
 Number of Units Outstanding, End of Period                       936    1,721      1,688
MFS UTILITIES - SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 7.520    $ 5.691
 Accumulation Unit Value, End of Period                       $ 7.520  $ 5.691    $ 7.573
 Number of Units Outstanding, End of Period                     7,254    4,806      4,255
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.803    $ 6.239
 Accumulation Unit Value, End of Period                       $ 8.803  $ 6.239    $ 7.691
 Number of Units Outstanding, End of Period                     6,136    7,550      8,776
OPPENHEIMER BALANCED/(1)/
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.577    $ 8.422
 Accumulation Unit Value, End of Period                       $ 9.577  $ 8.422    $10.330
 Number of Units Outstanding, End of Period                     2,422   17,298     22,120
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.663    $ 6.219
 Accumulation Unit Value, End of Period                       $ 8.663  $ 6.219    $ 7.993
 Number of Units Outstanding, End of Period                    13,792   51,734     61,645
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.282$   $ 7.094
 Accumulation Unit Value, End of Period                       $ 9.282  $ 7.094    $ 9.958
 Number of Units Outstanding, End of Period                     2,830    4,281      4,584
OPPENHEIMER MAIN STREET
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.140    $ 7.284
 Accumulation Unit Value, End of Period                       $ 9.140  $ 7.284    $ 9.060
 Number of Units Outstanding, End of Period                    12,659   18,076     19,388


                                 58  PROSPECTUS



OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.215    $10.772
 Accumulation Unit Value, End of Period                       $10.215   10.772    $12.484
 Number of Units Outstanding, End of Period                     6,083   11,280      6,872
PUTNAM VT DISCOVERY GROWTH - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.033    $ 5.552
 Accumulation Unit Value, End of Period                       $ 8.033  $ 5.552    $ 7.193
 Number of Units Outstanding, End of Period                     7,867   10,595     10,547
PUTNAM VT DIVERSIFIED INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.072    $10.469
 Accumulation Unit Value, End of Period                       $10.072  $10.469    $12.336
 Number of Units Outstanding, End of Period                         0      538      1,064
PUTNAM VT GROWTH AND INCOME - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.186    $ 7.304
 Accumulation Unit Value, End of Period                       $ 9.186  $ 7.304    $ 9.132
 Number of Units Outstanding, End of Period                       642      175          0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.037    $ 5.562
 Accumulation Unit Value, End of Period                       $ 8.037  $ 5.562    $ 6.718
 Number of Units Outstanding, End of Period                         0        0          0
PUTNAM VT HEALTH SCIENCES - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.629    $ 7.528
 Accumulation Unit Value, End of Period                       $ 9.629  $ 7.528    $ 8.748
 Number of Units Outstanding, End of Period                    11,843    8,032      7,760
PUTNAM VT NEW VALUE - CLASS IB
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.542    $ 7.904
 Accumulation Unit Value, End of Period                       $ 9.542  $ 7.904    $10.277
 Number of Units Outstanding, End of Period                         0        0        923
 STI CLASSIC CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.460    $ 7.252
 Accumulation Unit Value, End of Period                       $ 9.460  $ 7.252    $ 8.431
 Number of Units Outstanding, End of Period                       293   22,090     19,339
STI CLASSIC GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.421    $ 7.342
 Accumulation Unit Value, End of Period                       $ 9.421  $ 7.342    $ 9.115
 Number of Units Outstanding, End of Period                     1,830    8,158      5,441
STI CLASSIC INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 8.606    $ 6.877
 Accumulation Unit Value, End of Period                       $ 8.606  $ 6.877    $ 9.268
 Number of Units Outstanding, End of Period                         0        0          0
STI CLASSIC INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.302    $10.860
 Accumulation Unit Value, End of Period                       $10.302  $10.860    $11.034
 Number of Units Outstanding, End of Period                     2,966   20,300     17,659
STI CLASSIC MID-CAP EQUITY
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.268    $ 7.210
 Accumulation Unit Value, End of Period                       $10.268  $ 7.210    $ 9.181
 Number of Units Outstanding, End of Period                       592   17,585     19,063
STI CLASSIC SMALL CAP VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                 $10.000  $10.901    $10.571
 Accumulation Unit Value, End of Period                       $10.901  $10.571    $14.364
 Number of Units Outstanding, End of Period                     4,362    6,001      6,354
STI CLASSIC VALUE INCOME STOCK
 Accumulation Unit Value, Beginning of Period                 $10.000  $ 9.509    $ 7.747
 Accumulation Unit Value, End of Period                       $ 9.509  $ 7.747    $ 9.362
 Number of Units Outstanding, End of Period                     3,040   24,545     28,223


                                 59  PROSPECTUS

+ The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on May 1, 2001. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.75% and Administrative Expense Charge of 0.10%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.




                                 60  PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT EXAMPLES
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request.*

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15.

*If a U.S. Treasury Note ("Note") with a maturity of the Guarantee Period is not available, we will determine an appropriate interest rate based on an interpolation of the next shortest duration and next longest duration Notes.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.


                                 61  PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

Purchase Payment: $10,000 allocated to a Guarantee Period

Guarantee Period: 5 years

Interest Rate: 4.50%

Full Surrender: End of Contract Year 3

NOTE: These examples assume that premium taxes are not applicable.


Step 1.  Calculate Contract     $10,000.00 X (1.045)/3/ = $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Free      .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market    I = 4.5%
 Value Adjustment:              J = 4.2%
                                N = 730 days    =2
                                    --------
                                        365 days
                                Market Value Adjustment Factor: .9 X [I - (J +
                                .0025)] X N
                                = .9 X [.045 - (.042 + .0025)] X 2 = .0009

                                Market Value Adjustment = Market Value
                                Adjustment Factor X Amount Subject to Market
                                Value Adjustment:
                                 = .0009 X ($11,411.66 - $1,500.00) = $8.92
Step 4. Calculate the amount
 received by a Contract owner   $11,411.66 + $8.92 = $11,420.58
 as a result of full
 withdrawal at the end of
 Contract Year 3:

EXAMPLE 1 FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)



 EXAMPLE 2: FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS (ASSUMES RISING INTEREST
                                     RATES)


Step 1.  Calculate Contract     $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Free      .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market    I = 4.5%
 Value Adjustment:              J = 4.8%
                                N = 730 days    =2
                                    --------
                                        365 days
                                Market Value Adjustment Factor: .9 X [I - (J +
                                .0025)] X N
                                = .9 X [.045 - (.048 + .0025)] X 2 = -.0099

                                Market Value Adjustment = Market Value
                                Adjustment Factor X Amount Subject to Market
                                Value Adjustment:
                                 = -.0099 X ($11,411.66 - $1,500.00) = -$98.13
Step 4. Calculate the amount
 received by a Contract owner   $11,411.66 - $98.13 = $11,313.53
 as a result of full
 withdrawal at the end of
 Contract Year 3:




















                                 62  PROSPECTUS

  EXAMPLE 3: FOR ALLSTATE PROVIDER ULTRA CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)


Step 1. Calculate Contract      $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Free      .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the           = .06 X  ($10,000 - $1,500) = $510.00
 Withdrawal Charge:
Step 4. Calculate the Market    I = 4.50%
 Value Adjustment:              J = 4.20%
                                N = 730 days    =2
                                    --------
                                        365 days
                                Market Value Adjustment Factor:.9 X [I - (J
                                +.0025)] X N
                                =.9 X [.045 - (.042 +.0025)] X 2 =.0009

                                Market Value Adjustment = Market Value
                                Adjustment Factor X Amount Subject to Market
                                Value Adjustment:
                                 =.0009 X ($11,411.66 - $1,500.00) = $8.92
Step 5. Calculate the amount
 received by a Contract owner   $11,411.66 - $510.00 + $8.92 = $10,910.58
 as a result of full
 withdrawal at the end of
 Contract Year 3:







EXAMPLE 4: FOR ALLSTATE PROVIDER ULTRA CONTRACTS (ASSUMES RISING INTEREST RATES)


Step 1.  Calculate Contract Value at End of  $10,000.00 X (1.045)/3 /=
 Contract Year 3:                            $11,411.66

Step 2. Calculate the Free Withdrawal        .15 X ($10,000.00) = $1,500.00
 Amount:
Step 3. Calculate the Withdrawal Charge      = .06 X  ($10,000 - $1,500) =
                                             $510.00
Step 4. Calculate the Market Value           I = 4.50%
 Adjustment:                                 J = 4.80%
                                             N = 730 days    =2
                                                 --------
                                                     365 days
                                             Market Value Adjustment Factor: .9
                                             X [I - (J + .0025)] X N
                                             = .9 X [.045 - (.048 + .0025)] X 2
                                             = -.0099

                                             Market Value Adjustment = Market
                                             Value Adjustment Factor X Amount
                                             Subject to Market Value
                                             Adjustment:
                                              = -.0099 X ($11,411.66 -
                                             $1,500.00) = -($98.13)
Step 5. Calculate the amount received by a
 Contract owner as a result of full          $11,411.66 - $510.00 - $98.13 =
 withdrawal at the end of Contract Year 3:   $10,803.53






                                 63  PROSPECTUS

APPENDIX C CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT
--------------------------------------------------------------------------------

THE ENHANCED EARNINGS DEATH BENEFIT RIDER IS NOT AVAILABLE FOR PURCHASE WITH ANY IRA AT THIS TIME.

ALLSTATE PROVIDER ADVANTAGE CONTRACTS

EXAMPLE1. In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $100,000 ($100,000 + $0 - $0)

In-Force Earnings = $25,000 ($125,000 - $100,000)

Enhanced Earnings Death Benefit = 40% X $25,000 = $10,000.

Since 40% In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $95,000 ($100,000 + $0 - $5,000)

In-Force Earnings = $19,000 ($114,000 - $95,000)

Enhanced Earnings Death Benefit = 40% X $19,000 = $7,600.

Since 40% In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)

In-Force Earnings = $20,000 ($140,000 - $120,000)

Enhanced Earnings Death Benefit = 30% of $20,000 = $6,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 30% In-Force Earnings are less than 60% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.






                                 64  PROSPECTUS

ALLSTATE PROVIDER ULTRA CONTRACTS

EXAMPLE1. In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $100,000 ($100,000 + $0 - $0)

Death Benefit Earnings = $25,000 ($125,000 - $100,000)

Enhanced Earnings Death Benefit = 40% X $25,000 = $10,000.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $95,000 ($100,000 + $0 -$5,000)

Death Benefit Earnings = $19,000 ($114,000 - $95,000)

Enhanced Earnings Death Benefit = 40% X $19,000 = $7,600.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)

Death Benefit Earnings = $20,000 ($140,000 - $120,000)

Enhanced Earnings Death Benefit = 30% of $20,000 = $6,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                 65  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
  NET INVESTMENT FACTOR
--------------------------------------------------------------------------------
  CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
  CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 66  PROSPECTUS

THE ALLSTATE(R)PROVIDER VARIABLE ANNUITY SERIES

Glenbrook Life and Annuity Company          Statement of Additional Information
Multi-Manager Variable Account                                Dated May 1, 2004
544 Lakeview Parkway, Suite 300
Vernon Hills, IL, 60061
1 (800) 755-5275

This Statement of Additional Information supplements the information in the prospectus for the following Allstate/R/ Provider Variable Annuity Series Contracts that we offer:

     The Allstate(R) Provider Advantage Variable Annuity

     The Allstate(R) Provider Ultra Variable Annuity

     The Allstate(R) Provider Extra Variable Annuity

Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2004, for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract.

The Allstate(R) Provider Variable Annuity Series Contracts are offered through multiple sales channels that may offer different combinations of the Variable Sub-Accounts. If you own a Allstate(R) Provider Variable Annuity Series Contract, please refer to your prospectus for the Variable Sub-Accounts available under your Contract.






                                TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
    Purchases of Contracts
    Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
    Calculation of Accumulation Unit Values
    Net Investment Factor
    Calculation of Variable Income Payments
    Calculation of Annuity Unit Values
General Matters
    Incontestability
    Settlements
    Safekeeping of the Variable Account's Assets
    Premium Taxes
    Tax Reserves
Experts
Financial Statements
Appendix A Accumulation Unit Values




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract with existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

We offered the Contracts to the public through brokers licensed under the federal securities laws and state insurance laws. The Contracts are distributed through the principal underwriter for the Variable Account, ALFS, Inc., an affiliate of Glenbrook Life. ALFS, Inc., receives no underwriting commission. Glenbrook Life is no longer offering the Contracts for sale. If you have already purchased a Contract, you may continue to make purchase payments according to your Contracts.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) Is the sum of:

     (1) the net asset value per share of the mutual fund underlying the sub-account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distributions made by the mutual fund underlying the subaccount during the current Valuation Period.

(B) Is by the net asset value per share of the mutual fund underlying the sub-account determined as of the end of the immediately preceding Valuation Period.

(C) Is the sum of the Mortality and Expense Risk Charge, and the Administrative Expense Charge, corresponding to the portion of the 365-day year (366 days for a Leap Year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.



CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.



GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements of Glenbrook Life and Annuity Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the related financial statement schedules incorporated by reference in the prospectuses and included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is included herein and incorporated by reference in the prospectuses, and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Glenbrook Life Multi-Manager Variable Account as of December 31, 2003 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2003 and for each of the periods in the two year period then ended, the financial statements of Glenbrook as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and financial statement schedules of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contracts.

                                   APPENDIX A
                            ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of accumulation units available under the Contracts. Accumulation Unit Values and number of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered+.

ALLSTATE PROVIDER VARIABLE ANNUITY SERIES (ADVANTAGE, ULTRA, EXTRA) COMBINATION

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED+ (WITH THE ENHANCED DEATH BENEFIT RIDER)


ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,                              2001         2002        2003
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH - SERIES I*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.661      $8.096
Accumulation Unit Value, End of Period                                                 $10.661       $8.096     $10.071
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. BALANCED - SERIES I
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.284      $9.186
Accumulation Unit Value, End of Period                                                 $11.284       $9.186     $10.496
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. CAPITAL APPRECIATION - SERIES I
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.610      $9.367
Accumulation Unit Value, End of Period                                                 $12.610       $9.367     $11.913
Number of Units Outstanding, End of Period                                                   0          263         263
AIM V.I. CORE EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.382     $10.265
Accumulation Unit Value, End of Period                                                 $12.382      $10.265     $12.542
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. DENT DEMOGRAPHIC TRENDS - SERIES I*
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.036      $7.348
Accumulation Unit Value, End of Period                                                 $11.036       $7.348      $9.919
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. DIVERSIFIED INCOME - SERIES I*
Accumulation Unit Value, Beginning of Period                                           $10.000       $9.772      $9.816
Accumulation Unit Value, End of Period                                                  $9.772       $9.816     $10.530
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.621      $7.877
Accumulation Unit Value, End of Period                                                 $11.621       $7.877     $10.152
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. INTERNATIONAL GROWTH - SERIES I*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.213      $8.457
Accumulation Unit Value, End of Period                                                 $10.213       $8.457     $10.718
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. PREMIER EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.844      $8.111
Accumulation Unit Value, End of Period                                                 $11.844       $8.111      $9.963
Number of Units Outstanding, End of Period                                                   0            0           0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH - INITIAL SHARES*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.520      $7.340
Accumulation Unit Value, End of Period                                                 $10.520       $7.340      $9.083
Number of Units Outstanding, End of Period                                                   0            0           0
DREYFUS STOCK INDEX - INITIAL SHARES*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.579      $8.065
Accumulation Unit Value, End of Period                                                 $10.579       $8.065     $10.167
Number of Units Outstanding, End of Period                                                   0            0           0
DREYFUS VIF GROWTH & INCOME - INITIAL SHARES*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.714      $7.856
Accumulation Unit Value, End of Period                                                 $10.714       $7.856      $9.765
Number of Units Outstanding, End of Period                                                   0            0           0
DREYFUS VIF MONEY MARKET - INITIAL SHARES*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.006      $9.970
Accumulation Unit Value, End of Period                                                 $10.006       $9.970      $9.858
Number of Units Outstanding, End of Period                                                   0            0           0
FIDELITY VIP ASSET MANAGER: GROWTH/(R)/ - SERVICE CLASS 2*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.610      $8.770
Accumulation Unit Value, End of Period                                                 $10.610       $8.770     $10.596
Number of Units Outstanding, End of Period                                                   0            0           0
FIDELITY VIP CONTRAFUND/(R)/ - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.417     $10.135
Accumulation Unit Value, End of Period                                                 $11.417      $10.135     $12.759
Number of Units Outstanding, End of Period                                                   0            0           0
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.695      $9.514
Accumulation Unit Value, End of Period                                                 $11.695       $9.514     $12.149
Number of Units Outstanding, End of Period                                                   0          839         838
FIDELITY VIP GROWTH - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.415      $8.498
Accumulation Unit Value, End of Period                                                 $12.415       $8.498     $11.061
Number of Units Outstanding, End of Period                                                   0          456         455
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.157     $10.304
Accumulation Unit Value, End of Period                                                 $10.157      $10.304     $12.826
Number of Units Outstanding, End of Period                                                   0            0           0
FTVIP FRANKLIN SMALL CAP*/ /- CLASS 2
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.179      $7.829
Accumulation Unit Value, End of Period                                                 $11.179       $7.829     $10.551
Number of Units Outstanding, End of Period                                                   0            0           0
FTVIP FRANKLIN TECHNOLOGY SECURITIES- CLASS 2/(1)/
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.578      $6.378
Accumulation Unit Value, End of Period                                                 $11.578       $6.378      $6.955
Number of Units Outstanding, End of Period                                                   0            0           0
FTVIP MUTUAL SHARES SECURITIES- CLASS 2*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.597      $9.177
Accumulation Unit Value, End of Period                                                 $10.597       $9.177     $11.278
Number of Units Outstanding, End of Period                                                   0            0           0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.960     $10.747
Accumulation Unit Value, End of Period                                                 $10.960      $10.747     $16.147
Number of Units Outstanding, End of Period                                                   0            0           0
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.507      $8.403
Accumulation Unit Value, End of Period                                                 $10.507       $8.403     $10.910
Number of Units Outstanding, End of Period                                                   0            0           0
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY*
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.267      $9.408
Accumulation Unit Value, End of Period                                                 $11.267       $9.408     $13.489
Number of Units Outstanding, End of Period                                                   0            0           0
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY *
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.566      $8.104
Accumulation Unit Value, End of Period                                                 $10.566       $8.104     $10.304
Number of Units Outstanding, End of Period                                                   0            0           0
LSA CAPITAL GROWTH*/(2)/
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.572      $7.848
Accumulation Unit Value, End of Period                                                 $10.572       $7.848      $9.525
Number of Units Outstanding, End of Period                                                   0            0           0
LSA DIVERSIFIED MID-CAP**/(3)/
Accumulation Unit Value, Beginning of Period                                                --      $10.000      $7.754
Accumulation Unit Value, End of Period                                                      --       $7.754     $10.122
Number of Units Outstanding, End of Period                                                  --            0           0
LSA EQUITY GROWTH*/(2)/
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.500      $7.237
Accumulation Unit Value, End of Period                                                 $10.500       $7.237      $8.774
Number of Units Outstanding, End of Period                                                   0            0           0
MFS EMERGING GROWTH SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.743      $8.277
Accumulation Unit Value, End of Period                                                 $12.743       $8.277     $10.561
Number of Units Outstanding, End of Period                                                 102          312         311
MFS INVESTORS TRUST - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.537      $8.933
Accumulation Unit Value, End of Period                                                 $11.537       $8.933     $10.688
Number of Units Outstanding, End of Period                                                   0          185         185
MFS NEW DISCOVERY - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                           $10.000      $13.146      $8.804
Accumulation Unit Value, End of Period                                                 $13.146       $8.804     $11.536
Number of Units Outstanding, End of Period                                                   0          447         447
MFS RESEARCH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.940      $8.826
Accumulation Unit Value, End of Period                                                 $11.940       $8.826     $10.780
Number of Units Outstanding, End of Period                                                   0            0           0
MFS UTILITIES - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.013      $7.581
Accumulation Unit Value, End of Period                                                 $10.013       $7.581     $10.093
Number of Units Outstanding, End of Period                                                   0            0           0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.546      $8.187
Accumulation Unit Value, End of Period                                                 $11.546       $8.187     $10.098
Number of Units Outstanding, End of Period                                                   0            0           0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.226      $8.781
Accumulation Unit Value, End of Period                                                 $12.226       $8.781     $11.291
Number of Units Outstanding, End of Period                                                 105          581         580
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.364      $9.454
Accumulation Unit Value, End of Period                                                 $12.364       $9.454     $13.278
Number of Units Outstanding, End of Period                                                   0            0           0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.472      $9.148
Accumulation Unit Value, End of Period                                                 $11.472       $9.148     $11.384
Number of Units Outstanding, End of Period                                                   0        1,322       1,320
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.377     $10.948
Accumulation Unit Value, End of Period                                                 $10.377      $10.948     $12.694
Number of Units Outstanding, End of Period                                                 123          448         447
PUTNAM VT GROWTH AND INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.377      $9.051
Accumulation Unit Value, End of Period                                                 $11.377       $9.051     $11.322
Number of Units Outstanding, End of Period                                                   0            0           0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.241      $8.475
Accumulation Unit Value, End of Period                                                 $12.241       $8.475     $10.242
Number of Units Outstanding, End of Period                                                   0          919         918
PUTNAM VT HEALTH SCIENCES - CLASS IB
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.450      $8.640
Accumulation Unit Value, End of Period                                                 $11.450       $8.640     $10.044
Number of Units Outstanding, End of Period                                                   0            0           0
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.399      $8.408
Accumulation Unit Value, End of Period                                                 $10.399       $8.408     $10.612
Number of Units Outstanding, End of Period                                                   0            0           0
PUTNAM VT NEW VALUE - CLASS IB
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.848      $9.819
Accumulation Unit Value, End of Period                                                 $11.848       $9.819     $12.774
Number of Units Outstanding, End of Period                                                   0          839         838
PUTNAM VT RESEARCH - CLASS IB*
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.945      $8.333
Accumulation Unit Value, End of Period                                                 $12.945       $8.333     $10.255
Number of Units Outstanding, End of Period                                                   0            0           0
VAN KAMPEN UIF CORE PLUS FIXED INCOME - CLASS I*/(5)/
Accumulation Unit Value, Beginning of Period                                           $10.000       $9.901     $10.435
Accumulation Unit Value, End of Period                                                  $9.901      $10.435     $10.722
Number of Units Outstanding, End of Period                                                   0            0           0
VAN KAMPEN UIF EQUITY GROWTH - CLASS I***/(2,5)/
Accumulation Unit Value, Beginning of Period                                                --           --          --
Accumulation Unit Value, End of Period                                                      --           --          --
Number of Units Outstanding, End of Period                                                  --           --          --
VAN KAMPEN UIF GLOBAL VALUE EQUITY - CLASS I*/(5)/
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.378      $8.472
Accumulation Unit Value, End of Period                                                 $10.378       $8.472     $10.729
Number of Units Outstanding, End of Period                                                   0            0           0
VAN KAMPEN UIF U.S. MID CAP VALUE - CLASS I/(3,4,5)/*
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.073      $7.826
Accumulation Unit Value, End of Period                                                 $11.073       $7.826     $10.876
Number of Units Outstanding, End of Period                                                   0            0           0
VAN KAMPEN UIF U.S. REAL ESTATE - CLASS I**/(5)/
Accumulation Unit Value, Beginning of Period                                                --      $10.000      $8.956
Accumulation Unit Value, End of Period                                                      --       $8.956     $12.177
Number of Units Outstanding, End of Period                                                  --            0           0
VAN KAMPEN UIF VALUE - CLASS I */(5)/
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.791      $8.249
Accumulation Unit Value, End of Period                                                 $10.791       $8.249     $10.861
Number of Units Outstanding, End of Period                                                   0            0           0




+The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on September 21, 2001, except those indicated with one, two or three asterisks. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and Administrative Expense Charge of 0.10%.

* These Variable Sub-Accounts were first offered under the Contracts on November
1, 2001.

**These Variable Sub-Accounts were first offered under the Contracts on May 1, 2002.

*** This Variable Sub-Account was first offered under the Contracts on April
30, 2004.

(1) Effective May 1, 2003, the FTVIP Franklin Technology Securities Fund merged into the FTVIP Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the FTVIP Franklin Technology
Securities Variable Sub-Account into the FTVIP Franklin Small Cap Variable
Sub-Account.

(2) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity
Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio
Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA
Capital Growth Variable Sub-Account and the LSA Equity Growth Variable
Sub-Account into the Van Kampen UIF Equity Growth Variable Sub-Account.***

(3) Effective April 30, 2004, the LSA Diversified Mid Cap Fund merged into the
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on April 30,
2004, we transferred the value of the LSA Diversified Mid Cap Variable
Sub-Account into the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(4) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio changed its name to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.


ALLSTATE PROVIDER VARIABLE ANNUITY SERIES (ADVANTAGE, ULTRA, EXTRA)


ACCUMULATION  UNIT VALUE AND NUMBER OF ACCUMULATION  UNITS  OUTSTANDING FOR EACH
VARIABLE  SUB-ACCOUNT  SINCE  CONTRACTS  WERE  FIRST  OFFERED+  (WITH THE INCOME
BENEFIT RIDER)



ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,                              2001         2002        2003
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH - SERIES I*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.661      $8.096
Accumulation Unit Value, End of Period                                                 $10.661       $8.096     $10.071
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. BALANCED - SERIES I
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.284      $9.186
Accumulation Unit Value, End of Period                                                 $11.284       $9.186     $10.496
Number of Units Outstanding, End of Period                                                   0            0         387
AIM V.I. CAPITAL APPRECIATION - SERIES I
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.610      $9.367
Accumulation Unit Value, End of Period                                                 $12.610       $9.367     $11.913
Number of Units Outstanding, End of Period                                                   0          263           0
AIM V.I. CORE EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.382     $10.265
Accumulation Unit Value, End of Period                                                 $12.382      $10.265     $12.542
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. DENT DEMOGRAPHIC TRENDS - SERIES I*
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.036      $7.348
Accumulation Unit Value, End of Period                                                 $11.036       $7.348      $9.919
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. DIVERSIFIED INCOME - SERIES I*
Accumulation Unit Value, Beginning of Period                                           $10.000       $9.772      $9.816
Accumulation Unit Value, End of Period                                                  $9.772       $9.816     $10.530
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.621      $7.877
Accumulation Unit Value, End of Period                                                 $11.621       $7.877     $10.152
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. INTERNATIONAL GROWTH - SERIES I*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.213      $8.457
Accumulation Unit Value, End of Period                                                 $10.213       $8.457     $10.718
Number of Units Outstanding, End of Period                                                   0            0           0
AIM V.I. PREMIER EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.844      $8.111
Accumulation Unit Value, End of Period                                                 $11.844       $8.111      $9.963
Number of Units Outstanding, End of Period                                                   0            0       2,738
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH - INITIAL SHARES*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.520      $7.340
Accumulation Unit Value, End of Period                                                 $10.520       $7.340      $9.083
Number of Units Outstanding, End of Period                                                   0            0           0
DREYFUS STOCK INDEX - INITIAL SHARES*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.579      $8.065
Accumulation Unit Value, End of Period                                                 $10.579       $8.065     $10.167
Number of Units Outstanding, End of Period                                                   0            0           0
DREYFUS VIF GROWTH & INCOME - INITIAL SHARES*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.714      $7.856
Accumulation Unit Value, End of Period                                                 $10.714       $7.856      $9.765
Number of Units Outstanding, End of Period                                                   0            0           0
DREYFUS VIF MONEY MARKET - INITIAL SHARES*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.006      $9.970
Accumulation Unit Value, End of Period                                                 $10.006       $9.970      $9.858
Number of Units Outstanding, End of Period                                                   0            0           0
FIDELITY VIP ASSET MANAGER: GROWTH/(R)/ - SERVICE CLASS 2*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.610      $8.770
Accumulation Unit Value, End of Period                                                 $10.610       $8.770     $10.596
Number of Units Outstanding, End of Period                                                   0            0           0
FIDELITY VIP CONTRAFUND/(R)/ - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.417     $10.135
Accumulation Unit Value, End of Period                                                 $11.417      $10.135     $12.759
Number of Units Outstanding, End of Period                                                   0              183    276
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.695      $9.514
Accumulation Unit Value, End of Period                                                 $11.695       $9.514     $12.149
Number of Units Outstanding, End of Period                                                   0          534       2,977
FIDELITY VIP GROWTH - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.415      $8.498
Accumulation Unit Value, End of Period                                                 $12.415       $8.498     $11.061
Number of Units Outstanding, End of Period                                                   0                0           0
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.157     $10.304
Accumulation Unit Value, End of Period                                                 $10.157      $10.304     $12.826
Number of Units Outstanding, End of Period                                                   0            0           0
FTVIP FRANKLIN SMALL CAP*/ /- CLASS 2
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.179      $7.829
Accumulation Unit Value, End of Period                                                 $11.179       $7.829     $10.551
Number of Units Outstanding, End of Period                                                   0            0           0
FTVIP FRANKLIN TECHNOLOGY SECURITIES- CLASS 2/(1)/
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.578      $6.378
Accumulation Unit Value, End of Period                                                 $11.578       $6.378      $6.955
Number of Units Outstanding, End of Period                                                   0            0           0
FTVIP MUTUAL SHARES SECURITIES- CLASS 2*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.597      $9.177
Accumulation Unit Value, End of Period                                                 $10.597       $9.177     $11.278
Number of Units Outstanding, End of Period                                                   0            0           0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.960     $10.747
Accumulation Unit Value, End of Period                                                 $10.960      $10.747     $16.147
Number of Units Outstanding, End of Period                                                   0            0           0
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.507      $8.403
Accumulation Unit Value, End of Period                                                 $10.507       $8.403     $10.910
Number of Units Outstanding, End of Period                                                   0            0           0
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY*
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.267      $9.408
Accumulation Unit Value, End of Period                                                 $11.267       $9.408     $13.489
Number of Units Outstanding, End of Period                                                   0            0           0
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY *
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.566      $8.104
Accumulation Unit Value, End of Period                                                 $10.566       $8.104     $10.304
Number of Units Outstanding, End of Period                                                   0            0           0
LSA CAPITAL GROWTH*/(2)/
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.572      $7.848
Accumulation Unit Value, End of Period                                                 $10.572       $7.848      $9.525
Number of Units Outstanding, End of Period                                                   0            0           0
LSA DIVERSIFIED MID-CAP**/(3)/
Accumulation Unit Value, Beginning of Period                                                --      $10.000      $7.754
Accumulation Unit Value, End of Period                                                      --       $7.754     $10.122
Number of Units Outstanding, End of Period                                                  --            0           0
LSA EQUITY GROWTH*/(2)/
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.500      $7.237
Accumulation Unit Value, End of Period                                                 $10.500       $7.237      $8.774
Number of Units Outstanding, End of Period                                                   0            0           0
MFS EMERGING GROWTH SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.743      $8.277
Accumulation Unit Value, End of Period                                                 $12.743       $8.277     $10.561
Number of Units Outstanding, End of Period                                                 102          824         823
MFS INVESTORS TRUST - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.537      $8.933
Accumulation Unit Value, End of Period                                                 $11.537       $8.933     $10.688
Number of Units Outstanding, End of Period                                                   0          699         698
MFS NEW DISCOVERY - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                           $10.000      $13.146      $8.804
Accumulation Unit Value, End of Period                                                 $13.146       $8.804     $11.536
Number of Units Outstanding, End of Period                                                   0          253         289
MFS RESEARCH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.940      $8.826
Accumulation Unit Value, End of Period                                                 $11.940       $8.826     $10.780
Number of Units Outstanding, End of Period                                                   0            0           0
MFS UTILITIES - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.013      $7.581
Accumulation Unit Value, End of Period                                                 $10.013       $7.581     $10.093
Number of Units Outstanding, End of Period                                                   0            0           0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.546      $8.187
Accumulation Unit Value, End of Period                                                 $11.546       $8.187     $10.098
Number of Units Outstanding, End of Period                                                   0            0           0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.226      $8.781
Accumulation Unit Value, End of Period                                                 $12.226       $8.781     $11.291
Number of Units Outstanding, End of Period                                                 105          658       3,253
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.364      $9.454
Accumulation Unit Value, End of Period                                                 $12.364       $9.454     $13.278
Number of Units Outstanding, End of Period                                                   0            0           0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.472      $9.148
Accumulation Unit Value, End of Period                                                 $11.472       $9.148     $11.384
Number of Units Outstanding, End of Period                                                   0        682        749
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.377     $10.948
Accumulation Unit Value, End of Period                                                 $10.377      $10.948     $12.694
Number of Units Outstanding, End of Period                                                 123          448           0
PUTNAM VT GROWTH AND INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.377      $9.051
Accumulation Unit Value, End of Period                                                 $11.377       $9.051     $11.322
Number of Units Outstanding, End of Period                                                   0           0           0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.241      $8.475
Accumulation Unit Value, End of Period                                                 $12.241       $8.475     $10.242
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT HEALTH SCIENCES - CLASS IB
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.450      $8.640
Accumulation Unit Value, End of Period                                                 $11.450       $8.640     $10.044
Number of Units Outstanding, End of Period                                                   0            0           0
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB*
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.399      $8.408
Accumulation Unit Value, End of Period                                                 $10.399       $8.408     $10.612
Number of Units Outstanding, End of Period                                                   0            0           0
PUTNAM VT NEW VALUE - CLASS IB
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.848      $9.819
Accumulation Unit Value, End of Period                                                 $11.848       $9.819     $12.774
Number of Units Outstanding, End of Period                                                   0          732       3,222
PUTNAM VT RESEARCH - CLASS IB*
Accumulation Unit Value, Beginning of Period                                           $10.000      $12.945      $8.333
Accumulation Unit Value, End of Period                                                 $12.945       $8.333     $10.255
Number of Units Outstanding, End of Period                                                   0            0           0
VAN KAMPEN UIF CORE PLUS FIXED INCOME - CLASS I*/(5)/
Accumulation Unit Value, Beginning of Period                                           $10.000       $9.901     $10.435
Accumulation Unit Value, End of Period                                                  $9.901      $10.435     $10.722
Number of Units Outstanding, End of Period                                                   0            0           0
VAN KAMPEN UIF EQUITY GROWTH - CLASS I***/(2,5)/
Accumulation Unit Value, Beginning of Period                                                --           --          --
Accumulation Unit Value, End of Period                                                      --           --          --
Number of Units Outstanding, End of Period                                                  --           --          --
VAN KAMPEN UIF GLOBAL VALUE EQUITY - CLASS I*/(5)/
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.378      $8.472
Accumulation Unit Value, End of Period                                                 $10.378       $8.472     $10.729
Number of Units Outstanding, End of Period                                                   0            0           0
VAN KAMPEN UIF U.S. MID CAP VALUE - CLASS I/(3,4,5)/*
Accumulation Unit Value, Beginning of Period                                           $10.000      $11.073      $7.826
Accumulation Unit Value, End of Period                                                 $11.073       $7.826     $10.876
Number of Units Outstanding, End of Period                                                   0            0           0
VAN KAMPEN UIF U.S. REAL ESTATE - CLASS I**/(5)/
Accumulation Unit Value, Beginning of Period                                                --      $10.000      $8.956
Accumulation Unit Value, End of Period                                                      --       $8.956     $12.177
Number of Units Outstanding, End of Period                                                  --            0           0
VAN KAMPEN UIF VALUE - CLASS I */(5)/
Accumulation Unit Value, Beginning of Period                                           $10.000      $10.791      $8.249
Accumulation Unit Value, End of Period                                                 $10.791       $8.249     $10.861
Number of Units Outstanding, End of Period                                                   0            0           0




+The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on September 21, 2001, except those indicated with one, two or three asterisks. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and Administrative Expense Charge of 0.10%.

* These Variable Sub-Accounts were first offered under the Contracts on November
1, 2001.

**These Variable Sub-Accounts were first offered under the Contracts on May 1, 2002.

*** This Variable Sub-Account was first offered under the Contracts on April
30, 2004.

(1) Effective May 1, 2003, the FTVIP Franklin Technology Securities Fund merged into the FTVIP Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the FTVIP Franklin Technology
Securities Variable Sub-Account into the FTVIP Franklin Small Cap Variable
Sub-Account.

(2) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity
Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio
Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA
Capital Growth Variable Sub-Account and the LSA Equity Growth Variable
Sub-Account into the Van Kampen UIF Equity Growth Variable Sub-Account.***

(3) Effective April 30, 2004, the LSA Diversified Mid Cap Fund merged into the
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on April 30,
2004, we transferred the value of the LSA Diversified Mid Cap Variable
Sub-Account into the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(4) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio changed its name to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.






ALLSTATE PROVIDER VARIABLE ANNUITY SERIES (ADVANTAGE, ULTRA, EXTRA)

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED+ (WITH THE ENHANCED DEATH
BENEFIT RIDER)


ALLSTATE PROVIDER EXTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/AND ENDING DECEMBER 31,                                2001        2002       2003
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.609     $8.061
Accumulation Unit Value, End of Period                                                  $10.609      $8.061    $10.033
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. BALANCED - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.284     $8.376
Accumulation Unit Value, End of Period                                                  $10.284      $8.376     $9.576
Number of Units Outstanding, End of Period                                                    0         193          0
AIM V.I. CAPITAL APPRECIATION - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.798     $8.025
Accumulation Unit Value, End of Period                                                  $10.798      $8.025    $10.212
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. CORE EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.584     $8.779
Accumulation Unit Value, End of Period                                                  $10.584      $8.779    $10.731
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. DENT DEMOGRAPHIC TRENDS - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.951     $7.295
Accumulation Unit Value, End of Period                                                  $10.951      $7.295     $9.852
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. DIVERSIFIED INCOME - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000      $9.842     $9.892
Accumulation Unit Value, End of Period                                                   $9.842      $9.892    $10.617
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.456     $7.091
Accumulation Unit Value, End of Period                                                  $10.456      $7.091     $9.143
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. INTERNATIONAL GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.180     $8.434
Accumulation Unit Value, End of Period                                                  $10.180      $8.434    $10.695
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. PREMIER EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.499     $7.194
Accumulation Unit Value, End of Period                                                  $10.499      $7.194     $8.840
Number of Units Outstanding, End of Period                                                    0           0          0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.488     $7.322
Accumulation Unit Value, End of Period                                                  $10.488      $7.322     $9.064
Number of Units Outstanding, End of Period                                                    0           0          0
DREYFUS STOCK INDEX - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.550     $8.047
Accumulation Unit Value, End of Period                                                  $10.550      $8.047    $10.149
Number of Units Outstanding, End of Period                                                    0           0          0
DREYFUS VIF GROWTH & INCOME - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.652     $7.815
Accumulation Unit Value, End of Period                                                  $10.652      $7.815     $9.719
Number of Units Outstanding, End of Period                                                    0           0          0
DREYFUS VIF MONEY MARKET - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.006     $9.975
Accumulation Unit Value, End of Period                                                  $10.006      $9.975     $9.869
Number of Units Outstanding, End of Period                                                    0           0          0
FIDELITY VIP ASSET MANAGER: GROWTH/(R)/ - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.621     $8.783
Accumulation Unit Value, End of Period                                                  $10.621      $8.783    $10.617
Number of Units Outstanding, End of Period                                                    0           0          0
FIDELITY VIP CONTRAFUND/(R)/ - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.420     $9.254
Accumulation Unit Value, End of Period                                                  $10.420      $9.254    $11.656
Number of Units Outstanding, End of Period                                                    0           0          0
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.630     $8.653
Accumulation Unit Value, End of Period                                                  $10.630      $8.653    $11.054
Number of Units Outstanding, End of Period                                                    0         710      1,610
FIDELITY VIP GROWTH - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.676     $7.311
Accumulation Unit Value, End of Period                                                  $10.676      $7.311     $9.521
Number of Units Outstanding, End of Period                                                    0         651          0
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.245    $10.398
Accumulation Unit Value, End of Period                                                  $10.245     $10.398    $12.950
Number of Units Outstanding, End of Period                                                    0           0          0
FTVIP FRANKLIN SMALL CAP- CLASS 2*
Accumulation Unit Value, Beginning of Period                                            $10.000     $11.180     $7.834
Accumulation Unit Value, End of Period                                                  $11.180      $7.834    $10.564
Number of Units Outstanding, End of Period                                                    0         210        209
FTVIP FRANKLIN TECHNOLOGY SECURITIES- CLASS 2/(1)/
Accumulation Unit Value, Beginning of Period                                            $10.000     $11.529     $6.345
Accumulation Unit Value, End of Period                                                  $11.529      $6.354     $6.930
Number of Units Outstanding, End of Period                                                    0           0          0
FTVIP MUTUAL SHARES SECURITIES- CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.591     $9.176
Accumulation Unit Value, End of Period                                                  $10.591      $9.176    $11.283
Number of Units Outstanding, End of Period                                                    0           0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.937    $10.729
Accumulation Unit Value, End of Period                                                  $10.937     $10.729    $16.128
Number of Units Outstanding, End of Period                                                    0           0          0
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.499     $8.401
Accumulation Unit Value, End of Period                                                  $10.499      $8.401    $10.912
Number of Units Outstanding, End of Period                                                    0           0          0
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
Accumulation Unit Value, Beginning of Period                                            $10.000     $11.316     $9.453
Accumulation Unit Value, End of Period                                                  $11.316      $9.453    $13.561
Number of Units Outstanding, End of Period                                                    0           0          0
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.537     $8.086
Accumulation Unit Value, End of Period                                                  $10.537      $8.086    $10.286
Number of Units Outstanding, End of Period                                                    0           0          0
LSA CAPITAL GROWTH/(2)/
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.537     $7.826
Accumulation Unit Value, End of Period                                                  $10.537      $7.826     $9.503
Number of Units Outstanding, End of Period                                                    0           0          0
LSA DIVERSIFIED MID-CAP*
Accumulation Unit Value, Beginning of Period                                            --          $10.000     $7.757
Accumulation Unit Value, End of Period                                                  --           $7.757    $10.130
Number of Units Outstanding, End of Period                                              --                0          0
LSA EQUITY GROWTH/(2)/
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.463     $7.215
Accumulation Unit Value, End of Period                                                  $10.463      $7.215     $8.752
Number of Units Outstanding, End of Period                                                    0           0          0
MFS EMERGING GROWTH SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.862     $7.059
Accumulation Unit Value, End of Period                                                  $10.862      $7.059     $9.011
Number of Units Outstanding, End of Period                                                    0           0          0
MFS INVESTORS TRUST - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.372     $8.035
Accumulation Unit Value, End of Period                                                  $10.372      $8.035     $9.618
Number of Units Outstanding, End of Period                                                    0           0          0
MFS NEW DISCOVERY - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                            $10.000     $11.630     $7.792
Accumulation Unit Value, End of Period                                                  $11.630      $7.792    $10.216
Number of Units Outstanding, End of Period                                                    0          61          0
MFS RESEARCH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.611     $7.848
Accumulation Unit Value, End of Period                                                  $10.611      $7.848     $9.589
Number of Units Outstanding, End of Period                                                    0           0          0
MFS UTILITIES - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.163     $7.699
Accumulation Unit Value, End of Period                                                  $10.163      $7.699    $10.255
Number of Units Outstanding, End of Period                                                    0           0          0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.680     $7.577
Accumulation Unit Value, End of Period                                                  $10.680      $7.577     $9.349
Number of Units Outstanding, End of Period                                                    0          63          0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.665     $7.664
Accumulation Unit Value, End of Period                                                  $10.665      $7.664     $9.860
Number of Units Outstanding, End of Period                                                    0         335          0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.789     $8.253
Accumulation Unit Value, End of Period                                                  $10.789      $8.253    $11.598
Number of Units Outstanding, End of Period                                                    0         191          0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.450     $8.337
Accumulation Unit Value, End of Period                                                  $10.450      $8.337    $10.380
Number of Units Outstanding, End of Period                                                    0           0          0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.170    $10.735
Accumulation Unit Value, End of Period                                                  $10.170     $10.735    $12.454
Number of Units Outstanding, End of Period                                                    0           0          0
PUTNAM VT GROWTH AND INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.510     $8.365
Accumulation Unit Value, End of Period                                                  $10.510      $8.365    $10.469
Number of Units Outstanding, End of Period                                                    0           0          0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.529     $7.294
Accumulation Unit Value, End of Period                                                  $10.529      $7.294     $8.819
Number of Units Outstanding, End of Period                                                    0           0          0
PUTNAM VT HEALTH SCIENCES - CLASS IB*
Accumulation Unit Value, Beginning of Period                                             --         $10.000     $8.246
Accumulation Unit Value, End of Period                                                   --          $8.246     $9.591
Number of Units Outstanding, End of Period                                               --               0          0
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.374     $8.392
Accumulation Unit Value, End of Period                                                  $10.374      $8.392    $10.597
Number of Units Outstanding, End of Period                                                    0           0          0
PUTNAM VT NEW VALUE - CLASS IB
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.871     $9.014
Accumulation Unit Value, End of Period                                                  $10.871      $9.014    $11.732
Number of Units Outstanding, End of Period                                                    0           0          0
PUTNAM VT RESEARCH - CLASS IB
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.855     $8.296
Accumulation Unit Value, End of Period                                                  $10.855      $8.296    $10.216
Number of Units Outstanding, End of Period                                                    0           0          0
VAN KAMPEN UIF CORE PLUS FIXED INCOME - CLASS I/(5)/
Accumulation Unit Value, Beginning of Period                                            $10.000      $9.936    $10.478
Accumulation Unit Value, End of Period                                                   $9.936     $10.478    $10.772
Number of Units Outstanding, End of Period                                                    0           0          0
VAN KAMPEN UIF EQUITY GROWTH - CLASS I**/(2,5)/
Accumulation Unit Value, Beginning of Period                                                 --          --         --
Accumulation Unit Value, End of Period                                                       --          --         --
Number of Units Outstanding, End of Period                                                   --          --         --
VAN KAMPEN UIF GLOBAL VALUE EQUITY - CLASS I/(5)/
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.344     $8.449
Accumulation Unit Value, End of Period                                                  $10.344      $8.449    $10.705
Number of Units Outstanding, End of Period                                                    0           0          0
VAN KAMPEN UIF U.S. MID CAP VALUE - CLASS I/(3,4,5)/
Accumulation Unit Value, Beginning of Period                                            $10.000     $11.074     $7.831
Accumulation Unit Value, End of Period                                                  $11.074      $7.831    $10.888
Number of Units Outstanding, End of Period                                                    0           0          0
VAN KAMPEN UIF U.S. REAL ESTATE - CLASS I*/(5)/
Accumulation Unit Value, Beginning of Period                                            --          $10.000     $8.959
Accumulation Unit Value, End of Period                                                  --           $8.959    $12.188
Number of Units Outstanding, End of Period                                              --                0          0
VAN KAMPEN UIF VALUE - CLASS I */(5)/
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.731     $8.207
Accumulation Unit Value, End of Period                                                  $10.731      $8.207    $10.812
Number of Units Outstanding, End of Period                                                    0           0          0

+ The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on November 2, 2001, except those indicated with one or two asterisks. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.65% and Administrative Expense Charge of 0.10%.

* These Variable Sub-Accounts were first offered under the Contracts on May 1,
2002.

** This Variable Sub-Account was first offered under the Contracts on April
30, 2004.

(1) Effective May 1, 2003, the FTVIP Franklin Technology Securities Fund merged into the FTVIP Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the FTVIP Franklin Technology
Securities Variable Sub-Account into the FTVIP Franklin Small Cap Variable
Sub-Account.

(2) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity
Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio
Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA
Capital Growth Variable Sub-Account and the LSA Equity Growth Variable
Sub-Account into the Van Kampen UIF Equity Growth Variable Sub-Account.**

(3) Effective April 30, 2004, the LSA Diversified Mid Cap Fund merged into the
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on April 30,
2004, we transferred the value of the LSA Diversified Mid Cap Variable
Sub-Account into the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(4) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio changed its name to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.


ALLSTATE PROVIDER VARIABLE ANNUITY SERIES (ADVANTAGE, ULTRA, EXTRA)

ACCUMULATION  UNIT VALUE AND NUMBER OF ACCUMULATION  UNITS  OUTSTANDING FOR EACH
VARIABLE  SUB-ACCOUNT  SINCE  CONTRACTS  WERE  FIRST  OFFERED+  (WITH THE INCOME
BENEFIT RIDER)


ALLSTATE PROVIDER EXTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/AND ENDING DECEMBER 31,                                2001        2002       2003
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.609     $8.061
Accumulation Unit Value, End of Period                                                  $10.609      $8.061    $10.033
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. BALANCED - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.284     $8.376
Accumulation Unit Value, End of Period                                                  $10.284      $8.376     $9.576
Number of Units Outstanding, End of Period                                                    0         0          0
AIM V.I. CAPITAL APPRECIATION - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.798     $8.025
Accumulation Unit Value, End of Period                                                  $10.798      $8.025    $10.212
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. CORE EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.584     $8.779
Accumulation Unit Value, End of Period                                                  $10.584      $8.779    $10.731
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. DENT DEMOGRAPHIC TRENDS - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.951     $7.295
Accumulation Unit Value, End of Period                                                  $10.951      $7.295     $9.852
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. DIVERSIFIED INCOME - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000      $9.842     $9.892
Accumulation Unit Value, End of Period                                                   $9.842      $9.892    $10.617
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.456     $7.091
Accumulation Unit Value, End of Period                                                  $10.456      $7.091     $9.143
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. INTERNATIONAL GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.180     $8.434
Accumulation Unit Value, End of Period                                                  $10.180      $8.434    $10.695
Number of Units Outstanding, End of Period                                                    0           0          0
AIM V.I. PREMIER EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.499     $7.194
Accumulation Unit Value, End of Period                                                  $10.499      $7.194     $8.840
Number of Units Outstanding, End of Period                                                    0           0          0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.488     $7.322
Accumulation Unit Value, End of Period                                                  $10.488      $7.322     $9.064
Number of Units Outstanding, End of Period                                                    0           0          0
DREYFUS STOCK INDEX - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.550     $8.047
Accumulation Unit Value, End of Period                                                  $10.550      $8.047    $10.149
Number of Units Outstanding, End of Period                                                    0           0          0
DREYFUS VIF GROWTH & INCOME - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.652     $7.815
Accumulation Unit Value, End of Period                                                  $10.652      $7.815     $9.719
Number of Units Outstanding, End of Period                                                    0           0      1,607
DREYFUS VIF MONEY MARKET - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.006     $9.975
Accumulation Unit Value, End of Period                                                  $10.006      $9.975     $9.869
Number of Units Outstanding, End of Period                                                    0           0          0
FIDELITY VIP ASSET MANAGER: GROWTH/(R)/ - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.621     $8.783
Accumulation Unit Value, End of Period                                                  $10.621      $8.783    $10.617
Number of Units Outstanding, End of Period                                                    0           0          0
FIDELITY VIP CONTRAFUND/(R)/ - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.420     $9.254
Accumulation Unit Value, End of Period                                                  $10.420      $9.254    $11.656
Number of Units Outstanding, End of Period                                                    0           0      2,602
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.630     $8.653
Accumulation Unit Value, End of Period                                                  $10.630      $8.653    $11.054
Number of Units Outstanding, End of Period                                                    0         710      2,883
FIDELITY VIP GROWTH - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.676     $7.311
Accumulation Unit Value, End of Period                                                  $10.676      $7.311     $9.521
Number of Units Outstanding, End of Period                                                    0         651          0
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.245    $10.398
Accumulation Unit Value, End of Period                                                  $10.245     $10.398    $12.950
Number of Units Outstanding, End of Period                                                    0           0      1,183
FTVIP FRANKLIN SMALL CAP- CLASS 2*
Accumulation Unit Value, Beginning of Period                                            $10.000     $11.180     $7.834
Accumulation Unit Value, End of Period                                                  $11.180      $7.834    $10.564
Number of Units Outstanding, End of Period                                                    0         210      1,418
FTVIP FRANKLIN TECHNOLOGY SECURITIES- CLASS 2/(1)/
Accumulation Unit Value, Beginning of Period                                            $10.000     $11.529     $6.345
Accumulation Unit Value, End of Period                                                  $11.529      $6.354     $6.930
Number of Units Outstanding, End of Period                                                    0           0          0
FTVIP MUTUAL SHARES SECURITIES- CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.591     $9.176
Accumulation Unit Value, End of Period                                                  $10.591      $9.176    $11.283
Number of Units Outstanding, End of Period                                                    0           0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.937    $10.729
Accumulation Unit Value, End of Period                                                  $10.937     $10.729    $16.128
Number of Units Outstanding, End of Period                                                    0           0        980
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.499     $8.401
Accumulation Unit Value, End of Period                                                  $10.499      $8.401    $10.912
Number of Units Outstanding, End of Period                                                    0           0      1,435
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
Accumulation Unit Value, Beginning of Period                                            $10.000     $11.316     $9.453
Accumulation Unit Value, End of Period                                                  $11.316      $9.453    $13.561
Number of Units Outstanding, End of Period                                                    0           0          0
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.537     $8.086
Accumulation Unit Value, End of Period                                                  $10.537      $8.086    $10.286
Number of Units Outstanding, End of Period                                                    0           0          0
LSA CAPITAL GROWTH/(2)/
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.537     $7.826
Accumulation Unit Value, End of Period                                                  $10.537      $7.826     $9.503
Number of Units Outstanding, End of Period                                                    0           0          0
LSA DIVERSIFIED MID-CAP*
Accumulation Unit Value, Beginning of Period                                            --          $10.000     $7.757
Accumulation Unit Value, End of Period                                                  --           $7.757    $10.130
Number of Units Outstanding, End of Period                                              --                0          0
LSA EQUITY GROWTH/(2)/
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.463     $7.215
Accumulation Unit Value, End of Period                                                  $10.463      $7.215     $8.752
Number of Units Outstanding, End of Period                                                    0           0          0
MFS EMERGING GROWTH SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.862     $7.059
Accumulation Unit Value, End of Period                                                  $10.862      $7.059     $9.011
Number of Units Outstanding, End of Period                                                    0           0          0
MFS INVESTORS TRUST - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.372     $8.035
Accumulation Unit Value, End of Period                                                  $10.372      $8.035     $9.618
Number of Units Outstanding, End of Period                                                    0           0          0
MFS NEW DISCOVERY - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                            $10.000     $11.630     $7.792
Accumulation Unit Value, End of Period                                                  $11.630      $7.792    $10.216
Number of Units Outstanding, End of Period                                                    0          0          0
MFS RESEARCH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.611     $7.848
Accumulation Unit Value, End of Period                                                  $10.611      $7.848     $9.589
Number of Units Outstanding, End of Period                                                    0           0          0
MFS UTILITIES - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.163     $7.699
Accumulation Unit Value, End of Period                                                  $10.163      $7.699    $10.255
Number of Units Outstanding, End of Period                                                    0           0      1,546
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.680     $7.577
Accumulation Unit Value, End of Period                                                  $10.680      $7.577     $9.349
Number of Units Outstanding, End of Period                                                    0          0          0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.665     $7.664
Accumulation Unit Value, End of Period                                                  $10.665      $7.664     $9.860
Number of Units Outstanding, End of Period                                                    0         0          0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.789     $8.253
Accumulation Unit Value, End of Period                                                  $10.789      $8.253    $11.598
Number of Units Outstanding, End of Period                                                    0         0          0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.450     $8.337
Accumulation Unit Value, End of Period                                                  $10.450      $8.337    $10.380
Number of Units Outstanding, End of Period                                                    0           0          0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.170    $10.735
Accumulation Unit Value, End of Period                                                  $10.170     $10.735    $12.454
Number of Units Outstanding, End of Period                                                    0           0          0
PUTNAM VT GROWTH AND INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.510     $8.365
Accumulation Unit Value, End of Period                                                  $10.510      $8.365    $10.469
Number of Units Outstanding, End of Period                                                    0           0          0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.529     $7.294
Accumulation Unit Value, End of Period                                                  $10.529      $7.294     $8.819
Number of Units Outstanding, End of Period                                                    0           0          0
PUTNAM VT HEALTH SCIENCES - CLASS IB*
Accumulation Unit Value, Beginning of Period                                             --         $10.000     $8.246
Accumulation Unit Value, End of Period                                                   --          $8.246     $9.591
Number of Units Outstanding, End of Period                                               --               0          0
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.374     $8.392
Accumulation Unit Value, End of Period                                                  $10.374      $8.392    $10.597
Number of Units Outstanding, End of Period                                                    0           0          0
PUTNAM VT NEW VALUE - CLASS IB
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.871     $9.014
Accumulation Unit Value, End of Period                                                  $10.871      $9.014    $11.732
Number of Units Outstanding, End of Period                                                    0           0          0
PUTNAM VT RESEARCH - CLASS IB
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.855     $8.296
Accumulation Unit Value, End of Period                                                  $10.855      $8.296    $10.216
Number of Units Outstanding, End of Period                                                    0           0          0
VAN KAMPEN UIF CORE PLUS FIXED INCOME - CLASS I/(5)/
Accumulation Unit Value, Beginning of Period                                            $10.000      $9.936    $10.478
Accumulation Unit Value, End of Period                                                   $9.936     $10.478    $10.772
Number of Units Outstanding, End of Period                                                    0           0          0
VAN KAMPEN UIF EQUITY GROWTH - CLASS I**/(2,5)/
Accumulation Unit Value, Beginning of Period                                                 --          --         --
Accumulation Unit Value, End of Period                                                       --          --         --
Number of Units Outstanding, End of Period                                                   --          --         --
VAN KAMPEN UIF GLOBAL VALUE EQUITY - CLASS I/(5)/
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.344     $8.449
Accumulation Unit Value, End of Period                                                  $10.344      $8.449    $10.705
Number of Units Outstanding, End of Period                                                    0           0          0
VAN KAMPEN UIF U.S. MID CAP VALUE - CLASS I/(3,4,5)/
Accumulation Unit Value, Beginning of Period                                            $10.000     $11.074     $7.831
Accumulation Unit Value, End of Period                                                  $11.074      $7.831    $10.888
Number of Units Outstanding, End of Period                                                    0           0          0
VAN KAMPEN UIF U.S. REAL ESTATE - CLASS I*/(5)/
Accumulation Unit Value, Beginning of Period                                            --          $10.000     $8.959
Accumulation Unit Value, End of Period                                                  --           $8.959    $12.188
Number of Units Outstanding, End of Period                                              --                0          0
VAN KAMPEN UIF VALUE - CLASS I */(5)/
Accumulation Unit Value, Beginning of Period                                            $10.000     $10.731     $8.207
Accumulation Unit Value, End of Period                                                  $10.731      $8.207    $10.812
Number of Units Outstanding, End of Period                                                    0           0          0

+ The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on November 2, 2001, except those indicated with one or two asterisks. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.65% and Administrative Expense Charge of 0.10%.

* These Variable Sub-Accounts were first offered under the Contracts on May 1,
2002.

** This Variable Sub-Account was first offered under the Contracts on April
30, 2004.

(1) Effective May 1, 2003, the FTVIP Franklin Technology Securities Fund merged into the FTVIP Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the FTVIP Franklin Technology
Securities Variable Sub-Account into the FTVIP Franklin Small Cap Variable
Sub-Account.

(2) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity
Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio
Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA
Capital Growth Variable Sub-Account and the LSA Equity Growth Variable
Sub-Account into the Van Kampen UIF Equity Growth Variable Sub-Account.**

(3) Effective April 30, 2004, the LSA Diversified Mid Cap Fund merged into the
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on April 30,
2004, we transferred the value of the LSA Diversified Mid Cap Variable
Sub-Account into the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(4) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio changed its name to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.


ALLSTATE PROVIDER VARIABLE ANNUITY SERIES (ADVANTAGE, ULTRA, EXTRA)


ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED+ (WITH THE ENHANCED DEATH
BENEFIT RIDER)


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,                            2001        2002       2003
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.603     $6.547
Accumulation Unit Value, End of Period                                                $8.603      $6.547     $8.161
Number of Units Outstanding, End of Period                                             2,604       3,314      3,257
AIM V.I. BALANCED - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.106     $7.428
Accumulation Unit Value, End of Period                                                $9.106      $7.428     $8.505
Number of Units Outstanding, End of Period                                            36,214      59,272     55,463
AIM V.I. CAPITAL APPRECIATION - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.650     $6.443
Accumulation Unit Value, End of Period                                                $8.650      $6.443     $8.212
Number of Units Outstanding, End of Period                                            34,586      34,536     40,700
AIM V.I. CORE EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.482     $7.046
Accumulation Unit Value, End of Period                                                $8.482      $7.046     $8.626
Number of Units Outstanding, End of Period                                                 0      18,325     14,645
AIM V.I. DENT DEMOGRAPHIC TRENDS - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.456     $5.641
Accumulation Unit Value, End of Period                                                $8.456      $5.641     $7.630
Number of Units Outstanding, End of Period                                                 0           0          0
AIM V.I. DIVERSIFIED INCOME - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000     $10.109    $10.176
Accumulation Unit Value, End of Period                                               $10.109     $10.176    $10.939
Number of Units Outstanding, End of Period                                             3,369       6.695      4,405
AIM V.I. GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.381     $5.692
Accumulation Unit Value, End of Period                                                $8.381      $5.692     $7.351
Number of Units Outstanding, End of Period                                             6,203       4,499      4,493
AIM V.I. INTERNATIONAL GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.493     $7.047
Accumulation Unit Value, End of Period                                                $8.493      $7.047     $8.950
Number of Units Outstanding, End of Period                                                 0           0          0
AIM V.I. PREMIER EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.832     $6.065
Accumulation Unit Value, End of Period                                                $8.832      $6.065     $7.464
Number of Units Outstanding, End of Period                                            35,582      44,074     41,858
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.309     $5.809
Accumulation Unit Value, End of Period                                                $8.309      $5.809     $7.203
Number of Units Outstanding, End of Period                                                 0      13,511     12,073
DREYFUS STOCK INDEX - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.034     $6.901
Accumulation Unit Value, End of Period                                                $9.034      $6.901     $8.717
Number of Units Outstanding, End of Period                                             3,055      34,428     33,226
DREYFUS VIF GROWTH & INCOME - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.140     $6.716
Accumulation Unit Value, End of Period                                                $9.140      $6.716     $8.364
Number of Units Outstanding, End of Period                                                 0       1,249      1,637
DREYFUS VIF MONEY MARKET - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                         $10.000     $10.107    $10.091
Accumulation Unit Value, End of Period                                               $10.107     $10.091     $9.999
Number of Units Outstanding, End of Period                                                 0       2,198      4,424
FIDELITY VIP ASSET MANAGER: GROWTH/(R)/ - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.481     $7.853
Accumulation Unit Value, End of Period                                                $9.481      $7.853     $9.506
Number of Units Outstanding, End of Period                                                 0           0          0
FIDELITY VIP CONTRAFUND/(R)/ - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.449     $8.404
Accumulation Unit Value, End of Period                                                $9.449      $8.404    $10.602
Number of Units Outstanding, End of Period                                            15,928      26,889     29,544
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.354     $7.626
Accumulation Unit Value, End of Period                                                $9.354      $7.626     $9.757
Number of Units Outstanding, End of Period                                            48,170     100,659    109,429
FIDELITY VIP GROWTH - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.666     $5.944
Accumulation Unit Value, End of Period                                                $8.666      $5.944     $7.752
Number of Units Outstanding, End of Period                                            23,900      35,644     43,824
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.001     $9.149
Accumulation Unit Value, End of Period                                                $9.001      $9.149    $11.412
Number of Units Outstanding, End of Period                                             6,849      47,369     51,685
FTVIP FRANKLIN SMALL CAP/ /- CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.270     $6.505
Accumulation Unit Value, End of Period                                                $9.270      $6.505     $8.785
Number of Units Outstanding, End of Period                                                 0       2,501      1,842
FTVIP FRANKLIN TECHNOLOGY SECURITIES- CLASS 2/(1)/
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.929     $4.376
Accumulation Unit Value, End of Period                                                $7.929      $4.376     $4.776
Number of Units Outstanding, End of Period                                                 0           0          0
FTVIP MUTUAL SHARES SECURITIES- CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.816     $8.518
Accumulation Unit Value, End of Period                                                $9.816      $8.518    $10.490
Number of Units Outstanding, End of Period                                             1,046      15,478     16,429
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.418     $9.254
Accumulation Unit Value, End of Period                                                $9.418      $9.254    $13.931
Number of Units Outstanding, End of Period                                                 0           0          0
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.761     $7.020
Accumulation Unit Value, End of Period                                                $8.761      $7.020     $9.133
Number of Units Outstanding, End of Period                                             1,234       2,439      1,234
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
Accumulation Unit Value, Beginning of Period                                         $10.000     $10.146     $8.489
Accumulation Unit Value, End of Period                                               $10.146      $8.489    $12.196
Number of Units Outstanding, End of Period                                                 0       1,225      1,311
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.000     $6.917
Accumulation Unit Value, End of Period                                                $9.000      $6.917     $8.812
Number of Units Outstanding, End of Period                                                 0          92          0
LSA CAPITAL GROWTH/(2)/
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.830     $6.571
Accumulation Unit Value, End of Period                                                $8.830      $6.571     $7.988
Number of Units Outstanding, End of Period                                                 0       1,876      4,373
LSA DIVERSIFIED MID-CAP***/(3)/
Accumulation Unit Value, Beginning of Period                                          --         $10.000     $7.764
Accumulation Unit Value, End of Period                                                --          $7.764    $10.156
Number of Units Outstanding, End of Period                                            --               0          0
LSA EQUITY GROWTH/(5)/
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.087     $6.275
Accumulation Unit Value, End of Period                                                $9.087      $6.275     $7.625
Number of Units Outstanding, End of Period                                               198         689        606
MFS EMERGING GROWTH SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.144     $5.300
Accumulation Unit Value, End of Period                                                $8.144      $5.300     $6.777
Number of Units Outstanding, End of Period                                            28,157      31,880     31,527
MFS INVESTORS TRUST - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.828     $6.849
Accumulation Unit Value, End of Period                                                $8.828      $6.849     $8.211
Number of Units Outstanding, End of Period                                            20,784      27,105     27,035
MFS NEW DISCOVERY - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.602     $6.444
Accumulation Unit Value, End of Period                                                $9.602      $6.444     $8.461
Number of Units Outstanding, End of Period                                             7,674      20,990     27,799
MFS RESEARCH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.444     $6.255
Accumulation Unit Value, End of Period                                                $8.444      $6.255     $7.654
Number of Units Outstanding, End of Period                                            14,559      14,381     14,063
MFS UTILITIES - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.533     $5.715
Accumulation Unit Value, End of Period                                                $7.533      $5.715     $7.624
Number of Units Outstanding, End of Period                                            20,335      21,447     23,108
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.818     $6.266
Accumulation Unit Value, End of Period                                                $8.818      $6.266     $7.743
Number of Units Outstanding, End of Period                                            11,201      27,413     27,683
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.678     $6.245
Accumulation Unit Value, End of Period                                                $8.678      $6.245     $8.047
Number of Units Outstanding, End of Period                                            68,758     134,635    134,088
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.298     $7.124
Accumulation Unit Value, End of Period                                                $9.298      $7.124    $10.026
Number of Units Outstanding, End of Period                                            26,672      27,128     32,792
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.155     $7.315
Accumulation Unit Value, End of Period                                                $9.155      $7.315     $9.121
Number of Units Outstanding, End of Period                                            44,954      79,731    100,143
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                         $10.000     $10.232    $10.818
Accumulation Unit Value, End of Period                                               $10.232     $10.818    $12.569
Number of Units Outstanding, End of Period                                            37,733     110,799     86,805
PUTNAM VT GROWTH AND INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.202     $7.335
Accumulation Unit Value, End of Period                                                $9.202      $7.335     $9.194
Number of Units Outstanding, End of Period                                            32,365      26,466     23,949
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.051     $5.586
Accumulation Unit Value, End of Period                                                $8.051      $5.586     $6.764
Number of Units Outstanding, End of Period                                             2,002       7,046      7,597
PUTNAM VT HEALTH SCIENCES - CLASS IB
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.645     $7.560
Accumulation Unit Value, End of Period                                                $9.645      $7.560     $8.807
Number of Units Outstanding, End of Period                                             8,615      15,785     16,315
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB*
Accumulation Unit Value, Beginning of Period                                         $10.000     $11.820     $9.576
Accumulation Unit Value, End of Period                                               $11.820      $9.576    $12.111
Number of Units Outstanding, End of Period                                                 0           0          0
PUTNAM VT NEW VALUE - CLASS IB
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.558     $7.937
Accumulation Unit Value, End of Period                                                $9.558      $7.937    $10.347
Number of Units Outstanding, End of Period                                            11,841      16,427     15,558
PUTNAM VT RESEARCH - CLASS IB*
Accumulation Unit Value, Beginning of Period                                         $10.000     $12.048     $9.223
Accumulation Unit Value, End of Period                                               $12.048      $9.223    $11.373
Number of Units Outstanding, End of Period                                                 0       1,135      1,838
VAN KAMPEN UIF CORE PLUS FIXED INCOME - CLASS I/(5)/
Accumulation Unit Value, Beginning of Period                                         $10.000     $10.437    $11.023
Accumulation Unit Value, End of Period                                               $10.437     $11.023    $11.350
Number of Units Outstanding, End of Period                                                98      35,731     39,159
VAN KAMPEN UIF EQUITY GROWTH - CLASS I***/(2,5)/
Accumulation Unit Value, Beginning of Period                                              --          --         --
Accumulation Unit Value, End of Period                                                    --          --         --
Number of Units Outstanding, End of Period                                                --          --         --
VAN KAMPEN UIF GLOBAL VALUE EQUITY - CLASS I/(5)/
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.274     $7.586
Accumulation Unit Value, End of Period                                                $9.274      $7.586     $9.627
Number of Units Outstanding, End of Period                                                 0           0          0
VAN KAMPEN UIF U.S. MID CAP VALUE - CLASS I/(3,4,5)/
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.568     $6.777
Accumulation Unit Value, End of Period                                                $9.568      $6.777     $9.436
Number of Units Outstanding, End of Period                                                83       2,893      2,971
VAN KAMPEN UIF U.S. REAL ESTATE - CLASS I**/(5)/
Accumulation Unit Value, Beginning of Period                                          --         $10.000     $8.968
Accumulation Unit Value, End of Period                                                --          $8.968    $12.219
Number of Units Outstanding, End of Period                                            --             590        714
VAN KAMPEN UIF VALUE - CLASS I /(5)/
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.568     $7.353
Accumulation Unit Value, End of Period                                                $9.599      $7.353     $9.701
Number of Units Outstanding, End of Period                                                 0           0          0

+ The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on May 1, 2001, except those indicated with one, two or three asterisks. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.50% and Administrative Expense Charge of 0.10%.

* These Variable Sub-Accounts were first offered under the Contracts on September 21, 2001.

**These Variable Sub-Accounts were first offered under the Contracts on May 1, 2002.

*** This Variable Sub-Account was first offered under the Contracts on April
30, 2004.

(1) Effective May 1, 2003, the FTVIP Franklin Technology Securities Fund merged into the FTVIP Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the FTVIP Franklin Technology
Securities Variable Sub-Account into the FTVIP Franklin Small Cap Variable
Sub-Account.

(2) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity
Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio
Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA
Capital Growth Variable Sub-Account and the LSA Equity Growth Variable
Sub-Account into the Van Kampen UIF Equity Growth Variable Sub-Account.***






(3) Effective April 30, 2004, the LSA Diversified Mid Cap Fund merged into the
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on April 30,
2004, we transferred the value of the LSA Diversified Mid Cap Variable
Sub-Account into the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(4) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio changed its name to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.


ALLSTATE PROVIDER VARIABLE ANNUITY SERIES (ADVANTAGE, ULTRA, EXTRA)


ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED+ (WITH THE INCOME BENEFIT RIDER)


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,                            2001        2002       2003
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.603     $6.547
Accumulation Unit Value, End of Period                                                $8.603      $6.547     $8.161
Number of Units Outstanding, End of Period                                             530          3,166     3,165
AIM V.I. BALANCED - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.106     $7.428
Accumulation Unit Value, End of Period                                                $9.106      $7.428     $8.505
Number of Units Outstanding, End of Period                                            8,928       39,007     40,252
AIM V.I. CAPITAL APPRECIATION - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.650     $6.443
Accumulation Unit Value, End of Period                                                $8.650      $6.443     $8.212
Number of Units Outstanding, End of Period                                            7,427       12,814     14,727
AIM V.I. CORE EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.482     $7.046
Accumulation Unit Value, End of Period                                                $8.482      $7.046     $8.626
Number of Units Outstanding, End of Period                                                 0      7,809      7,787
AIM V.I. DENT DEMOGRAPHIC TRENDS - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.456     $5.641
Accumulation Unit Value, End of Period                                                $8.456      $5.641     $7.630
Number of Units Outstanding, End of Period                                                 0           0          0
AIM V.I. DIVERSIFIED INCOME - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000     $10.109    $10.176
Accumulation Unit Value, End of Period                                               $10.109     $10.176    $10.939
Number of Units Outstanding, End of Period                                             507       11,636     15,774
AIM V.I. GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.381     $5.692
Accumulation Unit Value, End of Period                                                $8.381      $5.692     $7.351
Number of Units Outstanding, End of Period                                             4,883       7,263      7,258
AIM V.I. INTERNATIONAL GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.493     $7.047
Accumulation Unit Value, End of Period                                                $8.493      $7.047     $8.950
Number of Units Outstanding, End of Period                                                 0           0          0
AIM V.I. PREMIER EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.832     $6.065
Accumulation Unit Value, End of Period                                                $8.832      $6.065     $7.464
Number of Units Outstanding, End of Period                                            15,056      43,253     41,803
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.309     $5.809
Accumulation Unit Value, End of Period                                                $8.309      $5.809     $7.203
Number of Units Outstanding, End of Period                                                 0      1,364      1,362
DREYFUS STOCK INDEX - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.034     $6.901
Accumulation Unit Value, End of Period                                                $9.034      $6.901     $8.717
Number of Units Outstanding, End of Period                                             2,060      15,918     17,140
DREYFUS VIF GROWTH & INCOME - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.140     $6.716
Accumulation Unit Value, End of Period                                                $9.140      $6.716     $8.364
Number of Units Outstanding, End of Period                                                 0       544        365
DREYFUS VIF MONEY MARKET - INITIAL SHARES
Accumulation Unit Value, Beginning of Period                                         $10.000     $10.107    $10.091
Accumulation Unit Value, End of Period                                               $10.107     $10.091     $9.999
Number of Units Outstanding, End of Period                                           4,062       17,969     19,161
FIDELITY VIP ASSET MANAGER: GROWTH/(R)/ - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.481     $7.853
Accumulation Unit Value, End of Period                                                $9.481      $7.853     $9.506
Number of Units Outstanding, End of Period                                                 0         960        893
FIDELITY VIP CONTRAFUND/(R)/ - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.449     $8.404
Accumulation Unit Value, End of Period                                                $9.449      $8.404    $10.602
Number of Units Outstanding, End of Period                                             4,269     11,387     15,699
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.354     $7.626
Accumulation Unit Value, End of Period                                                $9.354      $7.626     $9.757
Number of Units Outstanding, End of Period                                            21,250     62,281     52,669
FIDELITY VIP GROWTH - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.666     $5.944
Accumulation Unit Value, End of Period                                                $8.666      $5.944     $7.752
Number of Units Outstanding, End of Period                                            2,130       6,031      7,720
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.001     $9.149
Accumulation Unit Value, End of Period                                                $9.001      $9.149    $11.412
Number of Units Outstanding, End of Period                                             3,040      5,031      5,924
FTVIP FRANKLIN SMALL CAP/ /- CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.270     $6.505
Accumulation Unit Value, End of Period                                                $9.270      $6.505     $8.785
Number of Units Outstanding, End of Period                                              509       4,382      8,170
FTVIP FRANKLIN TECHNOLOGY SECURITIES- CLASS 2/(1)/
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.929     $4.376
Accumulation Unit Value, End of Period                                                $7.929      $4.376     $4.776
Number of Units Outstanding, End of Period                                              348           331       0
FTVIP MUTUAL SHARES SECURITIES- CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.816     $8.518
Accumulation Unit Value, End of Period                                                $9.816      $8.518    $10.490
Number of Units Outstanding, End of Period                                             3,552      18,783     20,796
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.418     $9.254
Accumulation Unit Value, End of Period                                                $9.418      $9.254    $13.931
Number of Units Outstanding, End of Period                                                 0         767      1,239
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.761     $7.020
Accumulation Unit Value, End of Period                                                $8.761      $7.020     $9.133
Number of Units Outstanding, End of Period                                             1,036       8,733     12,929
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
Accumulation Unit Value, Beginning of Period                                         $10.000     $10.146     $8.489
Accumulation Unit Value, End of Period                                               $10.146      $8.489    $12.196
Number of Units Outstanding, End of Period                                                 0         936      1,624
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.000     $6.917
Accumulation Unit Value, End of Period                                                $9.000      $6.917     $8.812
Number of Units Outstanding, End of Period                                                 0         1,021     3,111
LSA CAPITAL GROWTH/(2)/
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.830     $6.571
Accumulation Unit Value, End of Period                                                $8.830      $6.571     $7.988
Number of Units Outstanding, End of Period                                                 0           0          0
LSA DIVERSIFIED MID-CAP***/(3)/
Accumulation Unit Value, Beginning of Period                                          --         $10.000     $7.764
Accumulation Unit Value, End of Period                                                --          $7.764    $10.156
Number of Units Outstanding, End of Period                                            --               0          0
LSA EQUITY GROWTH/(5)/
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.087     $6.275
Accumulation Unit Value, End of Period                                                $9.087      $6.275     $7.625
Number of Units Outstanding, End of Period                                               168         387        167
MFS EMERGING GROWTH SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.144     $5.300
Accumulation Unit Value, End of Period                                                $8.144      $5.300     $6.777
Number of Units Outstanding, End of Period                                             6,533      25,642     24,892
MFS INVESTORS TRUST - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.828     $6.849
Accumulation Unit Value, End of Period                                                $8.828      $6.849     $8.211
Number of Units Outstanding, End of Period                                             3,393      26,418     29,230
MFS NEW DISCOVERY - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.602     $6.444
Accumulation Unit Value, End of Period                                                $9.602      $6.444     $8.461
Number of Units Outstanding, End of Period                                             2,355       5,904      6,170
MFS RESEARCH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.444     $6.255
Accumulation Unit Value, End of Period                                                $8.444      $6.255     $7.654
Number of Units Outstanding, End of Period                                            1,783      15,215     16,197
MFS UTILITIES - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.533     $5.715
Accumulation Unit Value, End of Period                                                $7.533      $5.715     $7.624
Number of Units Outstanding, End of Period                                             6,058       4,973      5,313
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.818     $6.266
Accumulation Unit Value, End of Period                                                $8.818      $6.266     $7.743
Number of Units Outstanding, End of Period                                             3,962      22,134     23,659
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.678     $6.245
Accumulation Unit Value, End of Period                                                $8.678      $6.245     $8.047
Number of Units Outstanding, End of Period                                             9,979       53,979     40,958
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.298     $7.124
Accumulation Unit Value, End of Period                                                $9.298      $7.124    $10.026
Number of Units Outstanding, End of Period                                             3,338      15,026     14,794
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.155     $7.315
Accumulation Unit Value, End of Period                                                $9.155      $7.315     $9.121
Number of Units Outstanding, End of Period                                            14,089      34,714     36,054
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                         $10.000     $10.232    $10.818
Accumulation Unit Value, End of Period                                               $10.232     $10.818    $12.569
Number of Units Outstanding, End of Period                                             8,015      31,058     38,285
PUTNAM VT GROWTH AND INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.202     $7.335
Accumulation Unit Value, End of Period                                                $9.202      $7.335     $9.194
Number of Units Outstanding, End of Period                                                 0           0        420
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.051     $5.586
Accumulation Unit Value, End of Period                                                $8.051      $5.586     $6.764
Number of Units Outstanding, End of Period                                             2,093       7,128      7,065
PUTNAM VT HEALTH SCIENCES - CLASS IB
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.645     $7.560
Accumulation Unit Value, End of Period                                                $9.645      $7.560     $8.807
Number of Units Outstanding, End of Period                                             9,717      14,519     14,473
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB*
Accumulation Unit Value, Beginning of Period                                         $10.000     $11.820     $9.576
Accumulation Unit Value, End of Period                                               $11.820      $9.576    $12.111
Number of Units Outstanding, End of Period                                                 0         179        179
PUTNAM VT NEW VALUE - CLASS IB
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.558     $7.937
Accumulation Unit Value, End of Period                                                $9.558      $7.937    $10.347
Number of Units Outstanding, End of Period                                             1,206       5,106      7,290
PUTNAM VT RESEARCH - CLASS IB*
Accumulation Unit Value, Beginning of Period                                         $10.000     $12.048     $9.223
Accumulation Unit Value, End of Period                                               $12.048      $9.223    $11.373
Number of Units Outstanding, End of Period                                               257         337        306
VAN KAMPEN UIF CORE PLUS FIXED INCOME - CLASS I/(5)/
Accumulation Unit Value, Beginning of Period                                         $10.000     $10.437    $11.023
Accumulation Unit Value, End of Period                                               $10.437     $11.023    $11.350
Number of Units Outstanding, End of Period                                            3,648       23,368     23,070
VAN KAMPEN UIF EQUITY GROWTH - CLASS I***/(2,5)/
Accumulation Unit Value, Beginning of Period                                              --          --         --
Accumulation Unit Value, End of Period                                                    --          --         --
Number of Units Outstanding, End of Period                                                --          --         --
VAN KAMPEN UIF GLOBAL VALUE EQUITY - CLASS I/(5)/
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.274     $7.586
Accumulation Unit Value, End of Period                                                $9.274      $7.586     $9.627
Number of Units Outstanding, End of Period                                                 0           0          0
VAN KAMPEN UIF U.S. MID CAP VALUE - CLASS I/(3,4,5)/
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.568     $6.777
Accumulation Unit Value, End of Period                                                $9.568      $6.777     $9.436
Number of Units Outstanding, End of Period                                            1,343       2,377      2,134
VAN KAMPEN UIF U.S. REAL ESTATE - CLASS I**/(5)/
Accumulation Unit Value, Beginning of Period                                          --         $10.000     $8.968
Accumulation Unit Value, End of Period                                                --          $8.968    $12.219
Number of Units Outstanding, End of Period                                            --               0        393
VAN KAMPEN UIF VALUE - CLASS I /(5)/
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.568     $7.353
Accumulation Unit Value, End of Period                                                $9.599      $7.353     $9.701
Number of Units Outstanding, End of Period                                               657      3,071     3,560

+ The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on May 1, 2001, except those indicated with one, two or three asterisks. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.50% and Administrative Expense Charge of 0.10%.

* These Variable Sub-Accounts were first offered under the Contracts on September 21, 2001.

**These Variable Sub-Accounts were first offered under the Contracts on May 1, 2002.

*** This Variable Sub-Account was first offered under the Contracts on April
30, 2004.

(1) Effective May 1, 2003, the FTVIP Franklin Technology Securities Fund merged into the FTVIP Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the FTVIP Franklin Technology
Securities Variable Sub-Account into the FTVIP Franklin Small Cap Variable
Sub-Account.

(2) Effective April 30, 2004, the LSA Capital Growth Fund and the LSA Equity
Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio
Class I. Accordingly, on April 30, 2004, we transferred the value of the LSA
Capital Growth Variable Sub-Account and the LSA Equity Growth Variable
Sub-Account into the Van Kampen UIF Equity Growth Variable Sub-Account.***






(3) Effective April 30, 2004, the LSA Diversified Mid Cap Fund merged into the
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on April 30,
2004, we transferred the value of the LSA Diversified Mid Cap Variable
Sub-Account into the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

(4) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio changed its name to the Van Kampen UIF U.S. Mid Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.




ALLSTATE PROVIDER VARIABLE ANNUITY SERIES (ADVANTAGE, ULTRA COMBINATION)


ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED+ (WITH THE ENHANCED DEATH
BENEFIT RIDER)


ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,                            2001       2002        2003
VARIABLE SUB-ACCOUNTS
AIM V.I. BALANCED - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.284      $9.186
Accumulation Unit Value, End of Period                                             $11.284     $9.186     $10.496
Number of Units Outstanding, End of Period                                               0          0           0
AIM V.I. CAPITAL APPRECIATION - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.610      $9.367
Accumulation Unit Value, End of Period                                             $12.610     $9.367     $11.913
Number of Units Outstanding, End of Period                                               0        263         263
AIM V.I. CORE EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.382     $10.265
Accumulation Unit Value, End of Period                                             $12.382    $10.265     $12.542
Number of Units Outstanding, End of Period                                               0          0           0
AIM V.I. GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.621      $7.877
Accumulation Unit Value, End of Period                                             $11.621     $7.877     $10.152
Number of Units Outstanding, End of Period                                               0          0           0
AIM V.I. HIGH YIELD - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.566      $9.770
Accumulation Unit Value, End of Period                                             $10.566     $9.770     $12.284
Number of Units Outstanding, End of Period                                               0         94          94
AIM V.I. PREMIER EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.844      $8.111
Accumulation Unit Value, End of Period                                             $11.844     $8.111      $9.963
Number of Units Outstanding, End of Period                                               0          0           0
FEDERATED PRIME MONEY FUND II
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.009      $9.967
Accumulation Unit Value, End of Period                                             $10.009     $9.967      $9.854
Number of Units Outstanding, End of Period                                           2,178      6,307         465
FIDELITY VIP CONTRAFUND(R) - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.417     $10.135
Accumulation Unit Value, End of Period                                             $11.417    $10.135     $12.759
Number of Units Outstanding, End of Period                                               0          0           0
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.695      $9.514
Accumulation Unit Value, End of Period                                             $11.695     $9.514     $12.149
Number of Units Outstanding, End of Period                                               0        839         838
FIDELITY VIP GROWTH - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.415      $8.498
Accumulation Unit Value, End of Period                                             $12.415     $8.498     $11.061
Number of Units Outstanding, End of Period                                               0        456         455
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.157     $10.304
Accumulation Unit Value, End of Period                                             $10.157    $10.304     $12.826
Number of Units Outstanding, End of Period                                               0          0           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.862      $9.033
Accumulation Unit Value, End of Period                                             $11.862     $9.033     $11.363
Number of Units Outstanding, End of Period                                               0        277         277
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.645      $9.096
Accumulation Unit Value, End of Period                                             $11.645     $9.096     $12.776
Number of Units Outstanding, End of Period                                               0          0           0
FTVIP TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.950     $11.837
Accumulation Unit Value, End of Period                                              $9.950    $11.837     $14.233
Number of Units Outstanding, End of Period                                               0          0         312
FTVIP TEMPLETON GROWTH SECURITIES - CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.830      $9.469
Accumulation Unit Value, End of Period                                             $11.830     $9.469     $12.287
Number of Units Outstanding, End of Period                                               0        312           0
MFS EMERGING GROWTH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.743      $8.277
Accumulation Unit Value, End of Period                                             $12.743     $8.277     $10.561
Number of Units Outstanding, End of Period                                             102        312         311
MFS INVESTORS TRUST - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.537      $8.933
Accumulation Unit Value, End of Period                                             $11.537     $8.933     $10.688
Number of Units Outstanding, End of Period                                               0        185         185
MFS NEW DISCOVERY - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.146      $8.804
Accumulation Unit Value, End of Period                                             $13.146     $8.804     $11.536
Number of Units Outstanding, End of Period                                               0        447         447
MFS RESEARCH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.940      $8.826
Accumulation Unit Value, End of Period                                             $11.940     $8.826     $10.780
Number of Units Outstanding, End of Period                                               0          0           0
MFS UTILITIES - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.013      $7.581
Accumulation Unit Value, End of Period                                             $10.013     $7.581     $10.093
Number of Units Outstanding, End of Period                                               0          0           0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.546      $8.187
Accumulation Unit Value, End of Period                                             $11.546     $8.187     $10.098
Number of Units Outstanding, End of Period                                               0          0           0
OPPENHEIMER BALANCED /(//1//)/
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.176      $9.834
Accumulation Unit Value, End of Period                                             $11.176     $9.834     $12.067
Number of Units Outstanding, End of Period                                             115        522         521
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.226      $8.781
Accumulation Unit Value, End of Period                                             $12.226     $8.781     $11.291
Number of Units Outstanding, End of Period                                             105        581         580
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.364      $9.454
Accumulation Unit Value, End of Period                                             $12.364     $9.454     $13.278
Number of Units Outstanding, End of Period                                               0          0           0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.472      $9.148
Accumulation Unit Value, End of Period                                             $11.472     $9.148     $11.384
Number of Units Outstanding, End of Period                                               0      1,322       1,320
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.377     $10.948
Accumulation Unit Value, End of Period                                             $10.377    $10.948     $12.694
Number of Units Outstanding, End of Period                                             123        448         447
PUTNAM VT DISCOVERY GROWTH - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.945      $8.952
Accumulation Unit Value, End of Period                                             $12.945     $8.952     $11.604
Number of Units Outstanding, End of Period                                               0        261         261
PUTNAM VT DIVERSIFIED INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.183     $10.590
Accumulation Unit Value, End of Period                                             $10.183    $10.590     $12.484
Number of Units Outstanding, End of Period                                               0          0           0
PUTNAM VT GROWTH AND INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.377      $9.051
Accumulation Unit Value, End of Period                                             $11.377     $9.051     $11.322
Number of Units Outstanding, End of Period                                               0          0           0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.241      $8.475
Accumulation Unit Value, End of Period                                             $12.241     $8.475     $10.242
Number of Units Outstanding, End of Period                                               0        919         918
PUTNAM VT HEALTH SCIENCES - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.045      $8.640
Accumulation Unit Value, End of Period                                             $11.045     $8.640     $10.044
Number of Units Outstanding, End of Period                                               0          0           0
PUTNAM VT NEW VALUE - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.848      $9.819
Accumulation Unit Value, End of Period                                             $11.848     $9.819     $12.774
Number of Units Outstanding, End of Period                                               0        839         838
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.137      $9.310
Accumulation Unit Value, End of Period                                             $12.137     $9.310     $10.829
Number of Units Outstanding, End of Period                                               0      3,913       3,012
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.667      $9.098
Accumulation Unit Value, End of Period                                             $11.667     $9.098     $11.300
Number of Units Outstanding, End of Period                                               0      1,979       1,466
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.253      $8.996
Accumulation Unit Value, End of Period                                             $11.253     $8.996     $12.131
Number of Units Outstanding, End of Period                                               0         90          89
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.942     $10.485
Accumulation Unit Value, End of Period                                              $9.942    $10.485     $10.659
Number of Units Outstanding, End of Period                                               0        368         367
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.951      $9.099
Accumulation Unit Value, End of Period                                             $12.951     $9.099     $11.592
Number of Units Outstanding, End of Period                                               0      2,414       1,909
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.100     $11.740
Accumulation Unit Value, End of Period                                             $12.100    $11.740     $15.960
Number of Units Outstanding, End of Period                                               0        669         668
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.624      $9.476
Accumulation Unit Value, End of Period                                             $11.624     $9.476     $11.457
Number of Units Outstanding, End of Period                                               0      2,369       1,867

+ The Contracts and all Variable Sub-Accounts were first offered under the Contracts on September 21, 2001. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.70% and Administrative Expense
Charge of 0.10%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.



ALLSTATE PROVIDER VARIABLE ANNUITY SERIES (ADVANTAGE, ULTRA)

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED+ (WITH THE INCOME BENEFIT RIDER)


ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,                            2001       2002        2003
VARIABLE SUB-ACCOUNTS
AIM V.I. BALANCED - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.284      $9.186
Accumulation Unit Value, End of Period                                             $11.284     $9.186     $10.496
Number of Units Outstanding, End of Period                                               0          388      387
AIM V.I. CAPITAL APPRECIATION - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.610      $9.367
Accumulation Unit Value, End of Period                                             $12.610     $9.367     $11.913
Number of Units Outstanding, End of Period                                               0           0          0
AIM V.I. CORE EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.382     $10.265
Accumulation Unit Value, End of Period                                             $12.382    $10.265     $12.542
Number of Units Outstanding, End of Period                                               0          0           0
AIM V.I. GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.621      $7.877
Accumulation Unit Value, End of Period                                             $11.621     $7.877     $10.152
Number of Units Outstanding, End of Period                                               0          0           0
AIM V.I. HIGH YIELD - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.566      $9.770
Accumulation Unit Value, End of Period                                             $10.566     $9.770     $12.284
Number of Units Outstanding, End of Period                                               0            0         0
AIM V.I. PREMIER EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.844      $8.111
Accumulation Unit Value, End of Period                                             $11.844     $8.111      $9.963
Number of Units Outstanding, End of Period                                               0          0       2,738
FEDERATED PRIME MONEY FUND II
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.009      $9.967
Accumulation Unit Value, End of Period                                             $10.009     $9.967      $9.854
Number of Units Outstanding, End of Period                                              0           0        0
FIDELITY VIP CONTRAFUND(R) - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.417     $10.135
Accumulation Unit Value, End of Period                                             $11.417    $10.135     $12.759
Number of Units Outstanding, End of Period                                               0          0         276
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.695      $9.514
Accumulation Unit Value, End of Period                                             $11.695     $9.514     $12.149
Number of Units Outstanding, End of Period                                               0        534       2,977
FIDELITY VIP GROWTH - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.415      $8.498
Accumulation Unit Value, End of Period                                             $12.415     $8.498     $11.061
Number of Units Outstanding, End of Period                                               0           0          0
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.157     $10.304
Accumulation Unit Value, End of Period                                             $10.157    $10.304     $12.826
Number of Units Outstanding, End of Period                                               0          0           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.862      $9.033
Accumulation Unit Value, End of Period                                             $11.862     $9.033     $11.363
Number of Units Outstanding, End of Period                                         1,375       1,373     1,372
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.645      $9.096
Accumulation Unit Value, End of Period                                             $11.645     $9.096     $12.776
Number of Units Outstanding, End of Period                                               0          0           0
FTVIP TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.950     $11.837
Accumulation Unit Value, End of Period                                              $9.950    $11.837     $14.233
Number of Units Outstanding, End of Period                                               0          0           0
FTVIP TEMPLETON GROWTH SECURITIES - CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.830      $9.469
Accumulation Unit Value, End of Period                                             $11.830     $9.469     $12.287
Number of Units Outstanding, End of Period                                               0        541       3,173
MFS EMERGING GROWTH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.743      $8.277
Accumulation Unit Value, End of Period                                             $12.743     $8.277     $10.561
Number of Units Outstanding, End of Period                                             824        823         823
MFS INVESTORS TRUST - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.537      $8.933
Accumulation Unit Value, End of Period                                             $11.537     $8.933     $10.688
Number of Units Outstanding, End of Period                                            700        699        698
MFS NEW DISCOVERY - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000    $13.146      $8.804
Accumulation Unit Value, End of Period                                             $13.146     $8.804     $11.536
Number of Units Outstanding, End of Period                                               0        253        289
MFS RESEARCH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.940      $8.826
Accumulation Unit Value, End of Period                                             $11.940     $8.826     $10.780
Number of Units Outstanding, End of Period                                               0          0           0
MFS UTILITIES - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.013      $7.581
Accumulation Unit Value, End of Period                                             $10.013     $7.581     $10.093
Number of Units Outstanding, End of Period                                               0          0           0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.546      $8.187
Accumulation Unit Value, End of Period                                             $11.546     $8.187     $10.098
Number of Units Outstanding, End of Period                                               0          0           0
OPPENHEIMER BALANCED /(//1//)/
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.176      $9.834
Accumulation Unit Value, End of Period                                             $11.176     $9.834     $12.067
Number of Units Outstanding, End of Period                                                0        129       193
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.226      $8.781
Accumulation Unit Value, End of Period                                             $12.226     $8.781     $11.291
Number of Units Outstanding, End of Period                                                0        658       3,253
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.364      $9.454
Accumulation Unit Value, End of Period                                             $12.364     $9.454     $13.278
Number of Units Outstanding, End of Period                                               0          0           0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.472      $9.148
Accumulation Unit Value, End of Period                                             $11.472     $9.148     $11.384
Number of Units Outstanding, End of Period                                               0           682        749
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.377     $10.948
Accumulation Unit Value, End of Period                                             $10.377    $10.948     $12.694
Number of Units Outstanding, End of Period                                               0            0          0
PUTNAM VT DISCOVERY GROWTH - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.945      $8.952
Accumulation Unit Value, End of Period                                             $12.945     $8.952     $11.604
Number of Units Outstanding, End of Period                                               0        0           0
PUTNAM VT DIVERSIFIED INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.183     $10.590
Accumulation Unit Value, End of Period                                             $10.183    $10.590     $12.484
Number of Units Outstanding, End of Period                                               0          0           0
PUTNAM VT GROWTH AND INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.377      $9.051
Accumulation Unit Value, End of Period                                             $11.377     $9.051     $11.322
Number of Units Outstanding, End of Period                                               0          0           0
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.241      $8.475
Accumulation Unit Value, End of Period                                             $12.241     $8.475     $10.242
Number of Units Outstanding, End of Period                                               0          0           0
PUTNAM VT HEALTH SCIENCES - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.045      $8.640
Accumulation Unit Value, End of Period                                             $11.045     $8.640     $10.044
Number of Units Outstanding, End of Period                                               0          0           0
PUTNAM VT NEW VALUE - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.848      $9.819
Accumulation Unit Value, End of Period                                             $11.848     $9.819     $12.774
Number of Units Outstanding, End of Period                                             536       732       3,222
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.137      $9.310
Accumulation Unit Value, End of Period                                             $12.137     $9.310     $10.829
Number of Units Outstanding, End of Period                                               0           0          0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.667      $9.098
Accumulation Unit Value, End of Period                                             $11.667     $9.098     $11.300
Number of Units Outstanding, End of Period                                               0           0          0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.253      $8.996
Accumulation Unit Value, End of Period                                             $11.253     $8.996     $12.131
Number of Units Outstanding, End of Period                                               0             0           0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.942     $10.485
Accumulation Unit Value, End of Period                                              $9.942    $10.485     $10.659
Number of Units Outstanding, End of Period                                               0        24,322    9,049
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.951      $9.099
Accumulation Unit Value, End of Period                                             $12.951     $9.099     $11.592
Number of Units Outstanding, End of Period                                               0           503         572
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $12.100     $11.740
Accumulation Unit Value, End of Period                                             $12.100    $11.740     $15.960
Number of Units Outstanding, End of Period                                               0        204        230
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                       $10.000    $11.624      $9.476
Accumulation Unit Value, End of Period                                             $11.624     $9.476     $11.457
Number of Units Outstanding, End of Period                                               0          665       2,385

+ The Contracts and all Variable Sub-Accounts were first offered under the Contracts on September 21, 2001. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.70% and Administrative Expense
Charge of 0.10%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.






ALLSTATE PROVIDER VARIABLE ANNUITY SERIES (ADVANTAGE, ULTRA)

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED+ (WITH THE ENHANCED DEATH
BENEFIT)
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,                            2001       2002        2003
VARIABLE SUB-ACCOUNTS
AIM V.I. BALANCED - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.106      $7.428
Accumulation Unit Value, End of Period                                              $9.106     $7.428      $8.505
Number of Units Outstanding, End of Period                                          36,214     59,272      55,463
AIM V.I. CAPITAL APPRECIATION - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.656      $6.443
Accumulation Unit Value, End of Period                                              $8.656     $6.443      $8.212
Number of Units Outstanding, End of Period                                          34,586     34,536      40,700
AIM V.I. CORE EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.482      $7.046
Accumulation Unit Value, End of Period                                              $8.482     $7.046      $8.626
Number of Units Outstanding, End of Period                                          12,044     18,325      14,645
AIM V.I. GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.381      $5.692
Accumulation Unit Value, End of Period                                              $8.381     $5.692      $7.351
Number of Units Outstanding, End of Period                                           6,203      4,499       4,493
AIM V.I. HIGH YIELD - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.428      $8.736
Accumulation Unit Value, End of Period                                              $9.428     $8.736     $11.006
Number of Units Outstanding, End of Period                                           1,624      2,834       2,801
AIM V.I. PREMIER EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.838      $6.065
Accumulation Unit Value, End of Period                                              $8.838     $6.065      $7.464
Number of Units Outstanding, End of Period                                          35,582     44,074      41,858
FEDERATED PRIME MONEY FUND II
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.092     $10.070
Accumulation Unit Value, End of Period                                             $10.092    $10.070      $9.977
Number of Units Outstanding, End of Period                                          35,632     89,595      77,220
FIDELITY VIP CONTRAFUND(R) - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.449      $8.404
Accumulation Unit Value, End of Period                                              $9.449     $8.404     $10.602
Number of Units Outstanding, End of Period                                          15,928     26,889      29,544
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.354      $7.626
Accumulation Unit Value, End of Period                                              $9.354     $7.626      $9.757
Number of Units Outstanding, End of Period                                          48,170    100,659     109,429
FIDELITY VIP GROWTH - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.666      $5.944
Accumulation Unit Value, End of Period                                              $8.666     $5.944      $7.752
Number of Units Outstanding, End of Period                                          23,900     35,644      43,824
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.001      $9.149
Accumulation Unit Value, End of Period                                              $9.001     $9.149     $11.412
Number of Units Outstanding, End of Period                                           6,849     47,369      51,685
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.026      $6.888
Accumulation Unit Value, End of Period                                              $9.026     $6.888      $8.681
Number of Units Outstanding, End of Period                                          59,776     82,279      81,115
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.032      $6.286
Accumulation Unit Value, End of Period                                              $8.032     $6.286      $8.848
Number of Units Outstanding, End of Period                                           1,596      1,990         769
FTVIP TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.414     $12.414
Accumulation Unit Value, End of Period                                             $10.414    $12.414     $14.957
Number of Units Outstanding, End of Period                                             655      1,594       1,761
FTVIP TEMPLETON GROWTH SECURITIES - CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.699      $7.779
Accumulation Unit Value, End of Period                                              $9.699     $7.779     $10.115
Number of Units Outstanding, End of Period                                           3,332      8,386      12,963
MFS EMERGING GROWTH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.144      $5.300
Accumulation Unit Value, End of Period                                              $8.144     $5.300      $6.777
Number of Units Outstanding, End of Period                                          28,157     31,880      31,527
MFS INVESTORS TRUST - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.828      $6.849
Accumulation Unit Value, End of Period                                              $8.828     $6.849      $8.211
Number of Units Outstanding, End of Period                                          20,784     27,105      27,035
MFS NEW DISCOVERY - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.602      $6.444
Accumulation Unit Value, End of Period                                              $9.602     $6.444      $8.461
Number of Units Outstanding, End of Period                                           7,674     20,990      27,799
MFS RESEARCH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.444      $6.255
Accumulation Unit Value, End of Period                                              $8.444     $6.255      $7.654
Number of Units Outstanding, End of Period                                          14,559     14,381      14,063
MFS UTILITIES - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000     $7.533      $5.715
Accumulation Unit Value, End of Period                                              $7.533     $5.715      $7.624
Number of Units Outstanding, End of Period                                          20,335     21,447      23,108
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.818      $6.266
Accumulation Unit Value, End of Period                                              $8.818     $6.266      $7.743
Number of Units Outstanding, End of Period                                          11,201     27,413      27,683
OPPENHEIMER BALANCED /(//1//)/
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.594      $8.458
Accumulation Unit Value, End of Period                                              $9.594     $8.458     $10.400
Number of Units Outstanding, End of Period                                          31,126     94,450     112,318
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.678      $6.245
Accumulation Unit Value, End of Period                                              $8.678     $6.245      $8.047
Number of Units Outstanding, End of Period                                          68,758    134,635     134,088
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.298      $7.124
Accumulation Unit Value, End of Period                                              $9.298     $7.124     $10.026
Number of Units Outstanding, End of Period                                          26,672     27,128      32,792
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.155      $7.315
Accumulation Unit Value, End of Period                                              $9.155     $7.315      $9.121
Number of Units Outstanding, End of Period                                          44,954     79,731     100,143
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.232     $10.818
Accumulation Unit Value, End of Period                                             $10.232    $10.818     $12.569
Number of Units Outstanding, End of Period                                          37,733    110,799      86,805
PUTNAM VT DISCOVERY GROWTH - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.047      $5.576
Accumulation Unit Value, End of Period                                              $8.047     $5.576      $7.243
Number of Units Outstanding, End of Period                                          10,399     20,533      21,436
PUTNAM VT DIVERSIFIED INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.089     $10.514
Accumulation Unit Value, End of Period                                             $10.089    $10.514     $12.420
Number of Units Outstanding, End of Period                                          32,527     53,959      37,705
PUTNAM VT GROWTH AND INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.202      $7.335
Accumulation Unit Value, End of Period                                              $9.202     $7.335      $9.194
Number of Units Outstanding, End of Period                                          32,365     26,466      23,949
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.051      $5.586
Accumulation Unit Value, End of Period                                              $8.051     $5.586      $6.764
Number of Units Outstanding, End of Period                                           2,002      7.046       7,597
PUTNAM VT HEALTH SCIENCES - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.645      $7.560
Accumulation Unit Value, End of Period                                              $9.645     $7.560      $8.807
Number of Units Outstanding, End of Period                                           8,615     15,785      16,315
PUTNAM VT NEW VALUE - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.558      $7.937
Accumulation Unit Value, End of Period                                              $9.558     $7.937     $10.347
Number of Units Outstanding, End of Period                                          11,841     16,427      15,558
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.476      $7.283
Accumulation Unit Value, End of Period                                              $9.476     $7.283      $8.489
Number of Units Outstanding, End of Period                                           7,451     47,438      50,760
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.437      $7.373
Accumulation Unit Value, End of Period                                              $9.437     $7.373      $9.177
Number of Units Outstanding, End of Period                                           9,138     31,555      32,623
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.621      $6.906
Accumulation Unit Value, End of Period                                              $8.621     $6.906      $9.331
Number of Units Outstanding, End of Period                                               0          0           0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.320     $10.906
Accumulation Unit Value, End of Period                                             $10.320    $10.906     $11.109
Number of Units Outstanding, End of Period                                          31,250     91,060      57,629
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.286      $7.241
Accumulation Unit Value, End of Period                                             $10.286     $7.241      $9.243
Number of Units Outstanding, End of Period                                           5,718     27,063      32,784
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.920     $10.618
Accumulation Unit Value, End of Period                                             $10.920    $10.618     $14.462
Number of Units Outstanding, End of Period                                           7,610     30,373      36,289
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.525      $7.780
Accumulation Unit Value, End of Period                                              $9.525     $7.780      $9.426
Number of Units Outstanding, End of Period                                           2,020     17,196      19,372




+ The Contracts and all Variable Sub-Accounts were first offered under the Contracts on May 1, 2001. The Accumulation Unit Values in this table reflect a
Mortality and Expense Risk Charge of 1.50% and Administrative Expense Charge of
0.10%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.



ALLSTATE PROVIDER VARIABLE ANNUITY SERIES (ADVANTAGE, ULTRA)

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED+ (WITH THE INCOME BENEFIT RIDER)
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,                            2001       2002        2003
VARIABLE SUB-ACCOUNTS
AIM V.I. BALANCED - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.106      $7.428
Accumulation Unit Value, End of Period                                              $9.106     $7.428      $8.505
Number of Units Outstanding, End of Period                                           8,928     39,007      40,252
AIM V.I. CAPITAL APPRECIATION - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.656      $6.443
Accumulation Unit Value, End of Period                                              $8.656     $6.443      $8.212
Number of Units Outstanding, End of Period                                          7,427      12,814     14,727
AIM V.I. CORE EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.482      $7.046
Accumulation Unit Value, End of Period                                              $8.482     $7.046      $8.626
Number of Units Outstanding, End of Period                                           8,515      7,809       7,787
AIM V.I. GROWTH - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.381      $5.692
Accumulation Unit Value, End of Period                                              $8.381     $5.692      $7.351
Number of Units Outstanding, End of Period                                           4,883      7,263       7,258
AIM V.I. HIGH YIELD - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.428      $8.736
Accumulation Unit Value, End of Period                                              $9.428     $8.736     $11.006
Number of Units Outstanding, End of Period                                            834        5,132      4,824
AIM V.I. PREMIER EQUITY - SERIES I
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.838      $6.065
Accumulation Unit Value, End of Period                                              $8.838     $6.065      $7.464
Number of Units Outstanding, End of Period                                          15,056     43,253      41,803
FEDERATED PRIME MONEY FUND II
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.092     $10.070
Accumulation Unit Value, End of Period                                             $10.092    $10.070      $9.977
Number of Units Outstanding, End of Period                                           1,869     17,227      15,717
FIDELITY VIP CONTRAFUND(R) - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.449      $8.404
Accumulation Unit Value, End of Period                                              $9.449     $8.404     $10.602
Number of Units Outstanding, End of Period                                           4,269     11,387     15,699
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.354      $7.626
Accumulation Unit Value, End of Period                                              $9.354     $7.626      $9.757
Number of Units Outstanding, End of Period                                          21,250     62,281      52,669
FIDELITY VIP GROWTH - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.666      $5.944
Accumulation Unit Value, End of Period                                              $8.666     $5.944      $7.752
Number of Units Outstanding, End of Period                                           2,130      6,031       7,720
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.001      $9.149
Accumulation Unit Value, End of Period                                              $9.001     $9.149     $11.412
Number of Units Outstanding, End of Period                                           3,040      5,031       5,924
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.026      $6.888
Accumulation Unit Value, End of Period                                              $9.026     $6.888      $8.681
Number of Units Outstanding, End of Period                                          14,249     35,745      21,651
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.032      $6.286
Accumulation Unit Value, End of Period                                              $8.032     $6.286      $8.848
Number of Units Outstanding, End of Period                                            481         579       579
FTVIP TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.414     $12.414
Accumulation Unit Value, End of Period                                             $10.414    $12.414     $14.957
Number of Units Outstanding, End of Period                                             972      1,857       8,170
FTVIP TEMPLETON GROWTH SECURITIES - CLASS 2
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.699      $7.779
Accumulation Unit Value, End of Period                                              $9.699     $7.779     $10.115
Number of Units Outstanding, End of Period                                            347      1,362       1,641
MFS EMERGING GROWTH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.144      $5.300
Accumulation Unit Value, End of Period                                              $8.144     $5.300      $6.777
Number of Units Outstanding, End of Period                                           6,533     25,642      24,892
MFS INVESTORS TRUST - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.828      $6.849
Accumulation Unit Value, End of Period                                              $8.828     $6.849      $8.211
Number of Units Outstanding, End of Period                                           3,393     26,418      29,230
MFS NEW DISCOVERY - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.602      $6.444
Accumulation Unit Value, End of Period                                              $9.602     $6.444      $8.461
Number of Units Outstanding, End of Period                                           2,355     5,904       6,170
MFS RESEARCH - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.444      $6.255
Accumulation Unit Value, End of Period                                              $8.444     $6.255      $7.654
Number of Units Outstanding, End of Period                                          1,783     15,215      16,197
MFS UTILITIES - SERVICE CLASS
Accumulation Unit Value, Beginning of Period                                       $10.000     $7.533      $5.715
Accumulation Unit Value, End of Period                                              $7.533     $5.715      $7.624
Number of Units Outstanding, End of Period                                           6,058      4,972       5,313
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.818      $6.266
Accumulation Unit Value, End of Period                                              $8.818     $6.266      $7.743
Number of Units Outstanding, End of Period                                           3,962     22,134      23,659
OPPENHEIMER BALANCED /(//1//)/
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.594      $8.458
Accumulation Unit Value, End of Period                                              $9.594     $8.458     $10.400
Number of Units Outstanding, End of Period                                           8,513     33,282      22,255
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.678      $6.245
Accumulation Unit Value, End of Period                                              $8.678     $6.245      $8.047
Number of Units Outstanding, End of Period                                           9,979     53,979      40,958
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.298      $7.124
Accumulation Unit Value, End of Period                                              $9.298     $7.124     $10.026
Number of Units Outstanding, End of Period                                            3,338     15,026      14,794
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.155      $7.315
Accumulation Unit Value, End of Period                                              $9.155     $7.315      $9.121
Number of Units Outstanding, End of Period                                          14,089     34,714      36,054
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.232     $10.818
Accumulation Unit Value, End of Period                                             $10.232    $10.818     $12.569
Number of Units Outstanding, End of Period                                           8,015     31,058      38,285
PUTNAM VT DISCOVERY GROWTH - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.047      $5.576
Accumulation Unit Value, End of Period                                              $8.047     $5.576      $7.243
Number of Units Outstanding, End of Period                                          13,977     10,018      18,169
PUTNAM VT DIVERSIFIED INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.089     $10.514
Accumulation Unit Value, End of Period                                             $10.089    $10.514     $12.420
Number of Units Outstanding, End of Period                                          3,387      9,985      10,134
PUTNAM VT GROWTH AND INCOME - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.202      $7.335
Accumulation Unit Value, End of Period                                              $9.202     $7.335      $9.194
Number of Units Outstanding, End of Period                                               0           0         420
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.051      $5.586
Accumulation Unit Value, End of Period                                              $8.051     $5.586      $6.764
Number of Units Outstanding, End of Period                                           2,093      7,128       7,065
PUTNAM VT HEALTH SCIENCES - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.645      $7.560
Accumulation Unit Value, End of Period                                              $9.645     $7.560      $8.807
Number of Units Outstanding, End of Period                                           9,717     14,519      14,473
PUTNAM VT NEW VALUE - CLASS IB
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.558      $7.937
Accumulation Unit Value, End of Period                                              $9.558     $7.937     $10.347
Number of Units Outstanding, End of Period                                          1,206      5,106      7,290
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.476      $7.283
Accumulation Unit Value, End of Period                                              $9.476     $7.283      $8.489
Number of Units Outstanding, End of Period                                           3,775     50,832      51,400
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.437      $7.373
Accumulation Unit Value, End of Period                                              $9.437     $7.373      $9.177
Number of Units Outstanding, End of Period                                           3,266     21,292       2,537
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000     $8.621      $6.906
Accumulation Unit Value, End of Period                                              $8.621     $6.906      $9.331
Number of Units Outstanding, End of Period                                             263       1,393       2,713
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.320     $10.906
Accumulation Unit Value, End of Period                                             $10.320    $10.906     $11.109
Number of Units Outstanding, End of Period                                          11,821    54,065     43,814
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.286      $7.241
Accumulation Unit Value, End of Period                                             $10.286     $7.241      $9.243
Number of Units Outstanding, End of Period                                           1,642     14,991      14,254
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                       $10.000    $10.920     $10.618
Accumulation Unit Value, End of Period                                             $10.920    $10.618     $14.462
Number of Units Outstanding, End of Period                                           2,641     13,343      12,055
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                       $10.000     $9.525      $7.780
Accumulation Unit Value, End of Period                                              $9.525     $7.780      $9.426
Number of Units Outstanding, End of Period                                           3,196     9,735       9,744



+ The Contracts and all Variable Sub-Accounts were first offered under the Contracts on May 1, 2001. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.50% and Administrative Expense Charge of 0.10%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2003 and 2002, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2003. Our audits also included Schedule I - Summary of Investments - Other Than Investments In Related Parties and Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other Than Investments In Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 4, 2004

                       GLENBROOK LIFE AND ANNUITY COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME



                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
(IN THOUSANDS)
                                                                 2003         2002         2001
REVENUES
Net investment income                                         $   10,150   $   10,335    $   10,715
Realized capital gains and losses                                     79       (1,984)          435
                                                              ----------   ----------    ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                  10,229        8,351        11,150
Income tax expense                                                 3,283        2,839         3,896
                                                              ----------   ----------    ----------

NET INCOME                                                         6,946        5,512         7,254
                                                              ----------   ----------    ----------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Change in unrealized net capital gains and losses                 (2,027)       5,088         1,633
                                                              ----------   ----------    ----------

COMPREHENSIVE INCOME                                          $    4,919   $   10,600    $    8,887
                                                              ==========   ==========    ==========


                       See notes to financial statements.


                                       2





                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION



                                                                                             DECEMBER 31,
                                                                                   -------------------------------
                                                                                       2003             2002
                                                                                   --------------   --------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)

ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $162,771 and $158,963)   $      174,301   $      173,611
   Short-term                                                                               3,230            2,778
                                                                                   --------------   --------------
      Total investments                                                                   177,531          176,389

Cash                                                                                        3,895            1,235
Reinsurance recoverable from Allstate Life Insurance Company, net                       7,418,603        6,203,516
Other assets                                                                                3,559            3,388
Current income taxes receivable                                                               689               20
Receivable from affiliates, net                                                                 -            5,680
Separate accounts                                                                       1,228,327        1,155,112
                                                                                   --------------   --------------
        TOTAL ASSETS                                                               $    8,832,604   $    7,545,340
                                                                                   ==============   ==============

LIABILITIES
Contractholder funds                                                               $    7,409,386   $    6,195,649
Reserve for life-contingent contract benefits                                               9,217            7,867
Deferred income taxes                                                                       3,940            4,629
Other liabilities and accrued expenses                                                      2,226            9,165
Payable to affiliates, net                                                                  1,671                -
Separate accounts                                                                       1,228,327        1,155,112
                                                                                   --------------   --------------
        TOTAL LIABILITIES                                                               8,654,767        7,372,422
                                                                                   --------------   --------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 7)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10 thousand shares authorized, 5 thousand shares
   issued and outstanding                                                                   2,500            2,500
Additional capital paid-in                                                                119,241          119,241
Retained income                                                                            48,602           41,656
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                  7,494            9,521
                                                                                   --------------   --------------
        Total accumulated other comprehensive income                                        7,494            9,521
                                                                                   --------------   --------------
        TOTAL SHAREHOLDER'S EQUITY                                                        177,837          172,918
                                                                                   --------------   --------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $    8,832,604   $    7,545,340
                                                                                   ==============   ==============


                       See notes to financial statements.


                                       3





                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                                      YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
(IN THOUSANDS)
                                                                 2003         2002          2001
                                                              ----------   ----------    ----------

COMMON STOCK                                                  $    2,500   $    2,500    $    2,500
                                                              ----------   ----------    ----------

ADDITIONAL CAPITAL PAID-IN                                       119,241      119,241       119,241
                                                              ----------   ----------    ----------

RETAINED INCOME
Balance, beginning of year                                        41,656       36,144        28,890
Net income                                                         6,946        5,512         7,254
                                                              ----------   ----------    ----------
Balance, end of year                                              48,602       41,656        36,144
                                                              ----------   ----------    ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME

Balance, beginning of year                                         9,521        4,433         2,800
Change in unrealized net capital gains and losses                 (2,027)       5,088         1,633
                                                              ----------   ----------    ----------
Balance, end of year                                               7,494        9,521         4,433
                                                              ----------   ----------    ----------

TOTAL SHAREHOLDER'S EQUITY                                    $  177,837   $  172,918    $  162,318
                                                              ==========   ==========    ==========


                       See notes to financial statements.

                                       4





                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS



                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
(IN THOUSANDS)                                                   2003         2002          2001
                                                              ----------   ----------    ----------

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                    $    6,946   $    5,512    $    7,254
Adjustments to reconcile net income to net cash provided by
      operating activities:
          Amortization and other non-cash items                       97           (6)          (77)
          Realized capital gains and losses                          (79)       1,984          (435)
          Changes in:
             Income taxes                                           (267)      (4,585)            4
             Receivable/payable to affiliates, net                 7,351       (7,878)       (2,903)
             Other operating assets and liabilities               (7,110)       9,181        (1,491)
                                                              ----------   ----------    ----------
                Net cash provided by operating activities          6,938        4,208         2,352
                                                              ----------   ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                     23,670        4,885        14,535
          Investment collections                                  16,280       18,720         9,553
          Investments purchases                                  (43,776)     (30,392)      (36,433)
Change in short-term investments                                    (452)       3,814        (3,507)
                                                              ----------   ----------    ----------
                Net cash used in investing activities             (4,278)      (2,973)      (15,852)
                                                              ----------   ----------    ----------

NET INCREASE (DECREASE) IN CASH                                    2,660        1,235       (13,500)
CASH AT BEGINNING OF YEAR                                          1,235            -        13,500
                                                              ----------   ----------    ----------
CASH AT END OF YEAR                                           $    3,895   $    1,235    $        -
                                                              ==========   ==========    ==========

                       See notes to financial statements.

                                       5





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Glenbrook
Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate
Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2003 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The mission of Glenbrook Life is to assist financial services professionals in meeting their clients' financial protection, savings and retirement needs by providing top-tier products delivered with reliable and efficient service. The
Company's product line includes a wide variety of financial protection, savings and retirement products aimed at serving the financial needs of the Company's customers. Products currently sold include variable and fixed annuities.
Products are sold through a variety of distribution channels including financial institutions and broker/dealers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

     The Company is authorized to sell life insurance and investment products in all states except New York, as well as in the District of Columbia and Puerto
Rico. For 2003, the top geographic locations for statutory premiums and annuity considerations for the Company were Pennsylvania, California, Texas, Florida,
Illinois, Michigan, and New Jersey. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded to ALIC under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Recent legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on


                                       6





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, are reflected as a component of other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     The Company has reinsurance agreements whereby substantially all contract charges, contract benefits, interest credited to contractholder funds and certain expenses are ceded to ALIC (see Note 3). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period.
Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the contract.

     Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder funds deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts.
Deposits received for such contracts are reported as contractholder funds deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities are based on a specified interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate accounts products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate accounts contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.


                                       7





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 142,
"Goodwill and other Intangible Assets", effective January 1, 2002. The statement eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis. The Company analyzed the unamortized goodwill balance of December 31, 2003 for impairment using the fair value impairment approach prescribed by SFAS No. 142 and has determined that the balance is not impaired. The goodwill balance was $1.2 million at December 31, 2003 and 2002 and is reported in other assets on the Statements of Financial Position.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC. Deposits to the separate accounts are not included in the Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 6.


                                       8





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 03-01, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
("SOP NO. 03-01")

     In July 2003, the American Institute of Certified Public Accountants issued
SOP 03-01 which applies to several of the Company's insurance products and product features. The effective date of the SOP is for fiscal years beginning after December 15, 2003. A provision of the SOP requires the establishment of reserves in addition to the account balance for contracts containing certain features that provide guaranteed death or other insurance benefits and guaranteed income benefits. These reserves are not currently established by the Company. When established, these reserves will be ceded to ALIC under the terms of the reinsurance agreements.

PROPOSED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE TOPIC NO. 03-01, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN Investments" ("EITF NO. 03-01")

     The Emerging Issues Task Force ("EITF") is currently deliberating EITF No.
03-01, which attempts to define other-than-temporary impairment and highlight its application to investment securities accounted for under both SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No.
115") and Accounting Principles Board Opinion No. 18, "The Equity Method of
Accounting for Investments in Common Stocks"("APB No. 18"). The current issue summary, which has yet to be finalized, proposes that if, at the evaluation date, the fair value of an investment security is less than its carrying value then an impairment exists for which a determination must be made as to whether the impairment is other-than-temporary. If it is determined that an impairment is other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's carrying value and its fair value at the reporting date. In recent deliberations, the EITF discussed different models to assess whether impairment is other-than-temporary for different types of investments (e.g. SFAS No. 115 marketable equity securities, SFAS No. 115 debt securities, and equity and cost method investments subject to APB No. 18) and subsequently decided to use a unified model. Due to the uncertainty of the final model (or models) that may be adopted, the estimated impact to the Company's
Statements of Operations and Comprehensive Income and Financial Position is presently not determinable. In November 2003, the EITF reached a consensus with respect to certain disclosures effective for fiscal years ending after December
15, 2003. Quantitative and qualitative disclosures are required for fixed income and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115. The Company has included those disclosures at December 31, 2003 (see Note 4).

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments, LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $39.1 million, $38.8 million and $48.6 million in 2003, 2002 and 2001, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

BROKER/DEALER SERVICES

     During 2003, the Company entered into a service agreement with Allstate
Distributors, LLC ("ADLLC"), a broker/dealer affiliate of the Company, whereby
ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC also acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $9.3 million for the year ended December 31, 2003 that was ceded to ALIC under the terms of the reinsurance agreements.


                                       9





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:



                                                                                    YEAR ENDED DECEMBER 31,
                                                                         -------------------------------------------
(IN THOUSANDS)                                                              2003            2002            2001
                                                                         -----------     -----------     -----------

Contract charges                                                         $    28,057     $    30,368     $    31,771
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                        423,587         364,379         384,825


INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 8).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2003.

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:



                                                                           GROSS UNREALIZED
                                                   AMORTIZED       -------------------------------        FAIR
(IN THOUSANDS)                                       COST             GAINS             LOSSES            VALUE
                                                 ------------     --------------    --------------    --------------

AT DECEMBER 31, 2003
U.S. government and agencies                     $     48,718     $        4,832    $         (127)   $       53,423
Municipal                                                 409                 46                 -               455
Corporate                                              69,034              5,582              (174)           74,442
Asset-backed securities                                10,070                946                 -            11,016
Mortgage-backed securities                             34,540                805              (380)           34,965
                                                 ------------     --------------    --------------    --------------
  Total fixed income securities                  $    162,771     $       12,211    $         (681)   $      174,301
                                                 ============     ==============    ==============    ==============




                                                                           GROSS UNREALIZED
                                                   AMORTIZED       -------------------------------        FAIR
(IN THOUSANDS)                                       COST             GAINS             LOSSES            VALUE
                                                 -------------    --------------    --------------    --------------

AT DECEMBER 31, 2002
U.S. government and agencies                     $      49,529    $        6,661    $            -    $       56,190
Municipal                                                  412                45                 -               457
Corporate                                               67,717             6,105              (991)           72,831
Asset-backed securities                                 10,079             1,025                 -            11,104
Mortgage-backed securities                              31,226             1,809                (6)           33,029
                                                 -------------    --------------    --------------    --------------
  Total fixed income securities                  $     158,963    $       15,645    $         (997)   $      173,611
                                                 =============    ==============    ==============    ==============



                                       10





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2003:



                                                                     AMORTIZED          FAIR
(IN THOUSANDS)                                                         COST             VALUE
                                                                  --------------    --------------

Due in one year or less                                           $       11,464    $       11,799
Due after one year through five years                                     37,645            41,040
Due after five years through ten years                                    51,926            55,142
Due after ten years                                                       17,126            20,339
                                                                  --------------    --------------
                                                                         118,161           128,320
Mortgage and asset-backed securities                                      44,610            45,981
                                                                  --------------    --------------
        Total                                                     $      162,771    $      174,301
                                                                  ==============    ==============


     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:



(IN THOUSANDS)                                                         2003              2002              2001
                                                                  --------------    --------------    --------------

Fixed income securities                                           $       10,223    $       10,381    $       10,566
Short-term investments                                                        99               135               409
                                                                  --------------    --------------    --------------
         Investment income, before expense                                10,322            10,516            10,975
         Investment expense                                                  172               181               260
                                                                  --------------    --------------    --------------
         Net investment income                                    $       10,150    $       10,335    $       10,715
                                                                  ==============    ==============    ==============


REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:



(IN THOUSANDS)                                                         2003              2002             2001
                                                                  --------------    --------------    --------------

Fixed income securities                                           $           79    $       (1,984)   $          435
Income tax (expense) benefit                                                 (28)              694              (152)
                                                                  --------------    --------------    --------------
Realized capital gains and losses, after-tax                      $           51    $       (1,290)   $          283
                                                                  ==============    ==============    ==============


     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:



(IN THOUSANDS)                                                         2003              2002              2001
                                                                  --------------    --------------    --------------

Write-downs in value                                              $            -    $       (1,904)   $            -
Sales - Fixed income securities                                               79               (80)              435
                                                                  --------------    --------------    --------------
    Realized capital gains and losses                                         79            (1,984)              435
    Income tax (expense) benefit                                             (28)              694              (152)
                                                                  --------------    --------------    --------------
    Realized capital gains and losses, after-tax                  $           51    $       (1,290)   $          283
                                                                  ==============    ==============    ==============


     Excluding the effects of calls and prepayments, gross gains of $806 thousand, $54 thousand and $636 thousand and gross losses of $727 thousand, $134 thousand, and $201 thousand were realized on sales of fixed income securities during 2003, 2002 and 2001, respectively.


                                       11





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2003 are as follows:



                                                                 GROSS UNREALIZED
                                                  FAIR       -------------------------      UNREALIZED
(IN THOUSANDS)                                   VALUE          GAINS        LOSSES         NET GAINS
                                              ------------   -----------   -----------    -------------

Fixed income securities                       $    174,301   $    12,211   $      (681)   $      11,530
Deferred income taxes                                                                            (4,036)
                                                                                          -------------
Unrealized net capital gains and losses                                                   $       7,494
                                                                                          =============


CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended
December 31 are as follows:



(IN THOUSANDS)                                                          2003              2002             2001
                                                                    -------------     ------------     -------------

Fixed income securities                                             $      (3,118)    $      7,828     $       2,512
Deferred income taxes                                                       1,091           (2,740)             (879)
                                                                    -------------     ------------     -------------
(Decrease) increase in unrealized net capital gains and losses      $      (2,027)    $      5,088     $       1,633
                                                                    =============     ============     =============


PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     At December 31, 2003, the Company has unrealized losses of $681 thousand which relate to 14 holdings of fixed income securities with a fair value of $30.8 million, all of which are investment grade and which have been in an unrealized loss position for a period less than 12 months. Investment grade is defined as a security having a rating from the National Association of Insurance
Commissioners ("NAIC") of 1 or 2; a Moody's rating of Aaa, Aa, A or Baa; a
Standard & Poor's ("S&P") rating of AAA, AA, A or BBB; or a comparable internal rating. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired. As of December 31, 2003, the Company has the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

SECURITIES ON DEPOSIT

     At December 31, 2003, fixed income securities with a carrying value of $10.1 million were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets
(including reinsurance recoverable, net) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial


                                       12





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS



                                                         DECEMBER 31, 2003                   DECEMBER 31, 2002
                                                  -------------------------------     ------------------------------
                                                    CARRYING            FAIR            CARRYING            FAIR
(IN THOUSANDS)                                        VALUE             VALUE             VALUE             VALUE
                                                  -------------     -------------     -------------    -------------

Fixed income securities                           $     174,301     $     174,301     $     173,611    $     173,611
Short-term investments                                    3,230             3,230             2,778            2,778
Separate accounts                                     1,228,327         1,228,327         1,155,112        1,155,112


     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources.
Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value.
Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES



                                                         DECEMBER 31, 2003                   DECEMBER 31, 2002
                                                  -------------------------------     ------------------------------
                                                    CARRYING            FAIR            CARRYING            FAIR
(IN THOUSANDS)                                        VALUE             VALUE             VALUE             VALUE
                                                  -------------     -------------     -------------    -------------

Contractholder funds on investment contracts      $   7,223,165     $   6,962,714     $   6,105,536    $   5,863,243
Separate accounts                                     1,228,327         1,228,327         1,155,112        1,155,112


     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements.
The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate accounts liabilities are carried at the fair value of the underlying assets.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2003 or 2002.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     The reserve for life-contingent contract benefits consists of immediate annuities with life contingencies. The reserve calculation equals the present value of contractually fixed future benefits based on mortality and interest assumptions. The assumptions utilized for mortality generally include industry standard tables, such as the 1983 group annuity mortality table, and tables based on historical company experience. Interest rate assumptions range from 1.9% to 7.7%.


                                       13





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     At December 31, contractholder funds consists of the following:



(IN THOUSANDS)                                          2003                2002
                                                  ----------------    ----------------

Interest-sensitive life                           $        216,593    $        121,760
Investment contracts:
   Immediate annuities                                      30,834              27,565
   Fixed annuities                                       7,161,959           6,046,324
                                                  ----------------    ----------------
   Total contractholder funds                     $      7,409,386    $      6,195,649
                                                  ================    ================


     The following table highlights the key contract provisions relating to contractholder funds:



           PRODUCT                           INTEREST RATE                      WITHDRAWAL/SURRENDER CHARGES
------------------------------   ---------------------------------------   ---------------------------------------

Interest-sensitive life          Interest rates credited range from        Either a percentage of account
                                 2.7% - 5.2%                               balance or dollar amount grading off
                                                                           generally over 20 years

Investment contracts             Interest rates credited range from        Either a declining or a level
                                 1.3% to 7.3% for immediate annuities      percentage charge generally over nine
                                 and 0.0% to 10.0% for fixed annuities     years or less.  Additionally,
                                 (which include equity-indexed             approximately 5.0% of fixed annuities
                                 annuities whose returns are indexed       are subject to market value
                                 to the S&P 500)                           adjustment for discretionary
                                                                           withdrawals.


     Contractholder funds activity for the years ended December 31 is as follows:



(IN THOUSANDS)                                          2003                2002
                                                  ----------------    ----------------

Balance, beginning of year                        $      6,195,649    $      5,370,475
Deposits                                                 1,688,005           1,143,977
Benefits and withdrawals                                  (753,787)           (573,478)
Interest credited to contractholder funds                  284,068             289,746
Transfers (to) from separate accounts                       (5,825)            (29,602)
Other adjustments                                            1,276              (5,469)
                                                  ----------------    ----------------
Balance, end of year                              $      7,409,386    $      6,195,649
                                                  ================    ================


7. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits.
The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     In addition, the Company indemnifies its directors, officers and other individuals serving at the request of the Company as a director or officer to the extent provided in its charter and by-laws. Since these indemnifications


                                       14





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnifications.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2003.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products or competing non-insurance products that may impact the relative desirability of various personal investment products and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL PROCEEDINGS

     Various legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of lawsuits, some of which involve claims for substantial or indeterminate amounts.
This litigation is based on a variety of issues including insurance and claim settlement practices. The outcome of these disputes is currently unpredictable.
However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

8. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The
Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

     (IN THOUSANDS)



                                                             2003            2002
                                                         ------------    ------------

     DEFERRED ASSETS
     Other assets                                        $        281    $          -
     Difference in tax bases of investments                         -             501
                                                         ------------    ------------
         Total deferred assets                                    281             501

     DEFERRED LIABILITIES
     Unrealized net capital gains                              (4,036)         (5,127)
     Difference in tax bases of investments                      (185)              -
     Other liabilities                                              -              (3)
                                                         ------------    ------------
         Total deferred liabilities                            (4,221)         (5,130)
                                                         ------------    ------------
             Net deferred liabilities                    $     (3,940)   $     (4,629)
                                                         ============    ============



                                       15





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:



     (IN THOUSANDS)                                       2003           2002            2001
                                                     -------------   ------------    ------------

     Current                                         $       1,107   $      3,560    $      4,008
     Deferred                                                2,176           (721)           (112)
                                                     -------------   ------------    ------------
       Total income tax expense                      $       3,283   $      2,839    $      3,896
                                                     =============   ============    ============


     The Company paid income taxes of $1.8 million, $7.4 million and $3.9 million in 2003, 2002 and 2001, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:



                                                          2003           2002            2001
                                                     -------------   ------------    ------------

     Statutory federal income tax rate                        35.0%          35.0%           35.0%
     Adjustment to prior year tax liabilities                 (2.8)          (0.9)              -
     Other                                                    (0.1)          (0.1)           (0.1)
                                                     -------------   ------------    ------------
     Effective income tax rate                                32.1%          34.0%           34.9%
                                                     =============   ============    ============


9. STATUTORY FINANCIAL INFORMATION

     The following table reconciles net income for the years ended December 31, and shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:



                                                                 NET INCOME                   SHAREHOLDER'S EQUITY
                                                     -----------------------------------    -------------------------
(IN THOUSANDS)                                         2003         2002         2001          2003          2002
                                                     ---------    ---------    ---------    ----------    -----------

Balance per GAAP                                     $   6,946    $   5,512    $   7,254    $  177,837    $   172,918
Unrealized gain on fixed income securities                   -            -            -       (11,530)       (14,648)
Deferred income taxes                                    2,176         (721)        (112)        3,755          3,524
Reserves and non-admitted assets                         1,816          155         (150)       (2,293)        (1,000)
Other                                                   (2,355)          12           (8)          281           (393)
                                                     ---------    ---------    ---------    ----------    -----------
Balance per statutory accounting practices           $   8,583    $   4,958    $   6,984    $  168,050    $   160,401
                                                     =========    =========    =========    ==========    ===========


     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Arizona. The
State of Arizona requires its domestic insurance companies to prepare statutory-basis financial statements in conformity with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual
("Codification"), subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve-month period beginning January 1, 2003, the Company did not pay any dividends. Based on 2003 statutory net income, the maximum amount of dividends the Company will be able to pay without prior Arizona Insurance
Department approval at a given point in time during 2004 is $8.0 million.


                                       16





                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December
31, 2003, RBC for the Company was above a level that would require regulatory action.

10. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:



(IN THOUSANDS)                                                               2003
                                                              ------------------------------------
                                                                                          After-
UNREALIZED CAPITAL GAINS AND LOSSES:                           Pretax        Tax           tax
                                                              ---------    ---------     ---------

  Unrealized holding (losses) gains arising during the
    period                                                    $  (3,016)   $   1,056     $  (1,960)
  Less: reclassification adjustments                                102          (35)           67
                                                              ---------    ---------     ---------
  Unrealized net capital gains and losses                        (3,118)       1,091        (2,027)
                                                              ---------    ---------     ---------
  Other comprehensive (loss) income                           $  (3,118)   $   1,091     $  (2,027)
                                                              =========    =========     =========


                                                                             2002
                                                              ------------------------------------
                                                                                          After-
UNREALIZED CAPITAL GAINS AND LOSSES:                           Pretax        Tax           tax
                                                              ---------    ---------     ---------

  Unrealized holding gains arising during the period          $   5,844    $  (2,046)    $   3,798
  Less: reclassification adjustments                             (1,984)         694        (1,290)
                                                              ---------    ---------     ---------
  Unrealized net capital gains and losses                         7,828       (2,740)        5,088
                                                              ---------    ---------     ---------
  Other comprehensive income                                  $   7,828    $  (2,740)    $   5,088
                                                              =========    =========     =========


                                                                             2001
                                                              ------------------------------------
                                                                                          After-
UNREALIZED CAPITAL GAINS AND LOSSES:                           Pretax        Tax           tax
                                                              ---------    ---------     ---------

  Unrealized holding gains arising during the period          $   2,948    $  (1,032)    $   1,916
  Less: reclassification adjustments                                436         (153)          283
                                                              ---------    ---------     ---------
  Unrealized net capital gains and losses                         2,512         (879)        1,633
                                                              ---------    ---------     ---------
  Other comprehensive income                                  $   2,512    $    (879)    $   1,633
                                                              =========    =========     =========



                                       17

                         -------------------------------------------------------
                         GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2003 AND FOR THE PERIODS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life Multi-Manager Variable Account (the "Account") as of December 31, 2003, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life Multi-Manager Variable Account as of December 31, 2003, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 31, 2004

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds Sub-Accounts
                                 -------------------------------------------------------------------------------------------------
                                     AIM V. I.
                                    Aggressive           AIM V. I.       AIM V. I. Capital       AIM V. I.        AIM V. I. Dent
                                      Growth             Balanced          Appreciation         Core Equity        Demographics
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $          74,754   $       4,094,218   $       3,861,372   $       3,002,124   $           6,437
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $          74,754   $       4,094,218   $       3,861,372   $       3,002,124   $           6,437
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $          74,754   $       4,094,218   $       3,861,372   $       3,002,124   $           6,437
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $          74,754   $       4,094,218   $       3,861,372   $       3,002,124   $           6,437
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                          7,059             409,832             181,455             143,368               1,235
                                 =================   =================   =================   =================   =================
   Cost of investments           $          71,536   $       4,589,322   $       5,386,883   $       3,635,790   $           6,638
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $            8.11   $            7.49   $            5.58   $            6.22   $            7.58
                                 =================   =================   =================   =================   =================
   Highest                       $            8.22   $           10.50   $           11.98   $           11.21   $            7.68
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                 -------------------------------------------------------------------------------------------------
                                     AIM V. I.                              AIM V. I.
                                    Diversified      AIM V. I. Global       Government           AIM V. I.        AIM V. I. High
                                      Income             Utilities          Securities            Growth               Yield
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $       1,278,976   $          17,475   $         775,116   $       2,376,164   $         701,804
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $       1,278,976   $          17,475   $         775,116   $       2,376,164   $         701,804
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $       1,278,976   $          17,475   $         775,116   $       2,376,164   $         701,804
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $       1,278,976   $          17,475   $         775,116   $       2,376,164   $         701,804
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                        145,009               1,566              63,378             160,227             117,555
                                 =================   =================   =================   =================   =================
   Cost of investments           $       1,303,944   $          32,604   $         771,813   $       3,838,203   $         727,413
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $           10.68   $            8.35   $           11.70   $            4.29   $            9.13
                                 =================   =================   =================   =================   =================
   Highest                       $           11.04   $            8.92   $           12.66   $            8.12   $           12.36
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Dreyfus Socially
                                                                                                                   Responsible
                                     AIM Variable Insurance Funds              American Century Variable         Growth Fund, Inc.
                                             Sub-Accounts                    Portfolios, Inc. Sub-Accounts         Sub-Account
                                 -------------------------------------   -------------------------------------   -----------------
                                     AIM V. I.                                American           American         Dreyfus Socially
                                   International     AIM V. I. Premier        Century            Century            Responsible
                                      Growth              Equity            VP Balanced      VP International       Growth Fund
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $         126,200   $       5,327,055   $          84,643   $          89,593   $         319,704
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $         126,200   $       5,327,055   $          84,643   $          89,593   $         319,704
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $         126,200   $       5,272,522   $          84,643   $          89,593   $         319,704
Contracts in payout
   (annuitization) period                        -              54,533                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $         126,200   $       5,327,055   $          84,643   $          89,593   $         319,704
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                          7,868             263,325              12,558              13,934              13,439
                                 =================   =================   =================   =================   =================
   Cost of investments           $         166,611   $       7,124,338   $          90,935   $         154,586   $         399,450
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $            9.37   $            6.20   $           12.58   $           10.46   $            5.55
                                 =================   =================   =================   =================   =================
   Highest                       $           10.16   $           10.51   $           12.66   $           10.52   $           10.33
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                   Dreyfus Stock                                                                     Federated
                                    Index Fund                           Dreyfus Variable                        Insurance Series
                                    Sub-Account                    Investment Fund Sub-Accounts                     Sub-Account
                                 -----------------   ---------------------------------------------------------   -----------------
                                                            VIF                 VIF                 VIF
                                   Dreyfus Stock        Growth and             Money           Small Company      Federated Prime
                                    Index Fund            Income              Market               Stock           Money Fund II
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $       2,329,338   $         398,468   $       1,570,462   $          69,649   $       6,937,319
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $       2,329,338   $         398,468   $       1,570,462   $          69,649   $       6,937,319
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $       2,329,338   $         398,468   $       1,570,462   $          69,649   $       6,937,319
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $       2,329,338   $         398,468   $       1,570,462   $          69,649   $       6,937,319
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                         81,961              19,765           1,570,462               3,424           6,937,319
                                 =================   =================   =================   =================   =================
   Cost of investments           $       2,341,475   $         411,562   $       1,570,462   $          50,443   $       6,937,319
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $            7.35   $            7.94   $            9.91   $           13.05   $            9.85
                                 =================   =================   =================   =================   =================
   Highest                       $           11.48   $           11.06   $           11.67   $           13.50   $           10.79
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                      Fidelity Variable Insurance Products Fund Sub-Accounts
                                 -------------------------------------------------------------------------------------------------
                                                        VIP Equity-                              VIP High
                                  VIP Contrafund          Income            VIP Growth            Income           VIP Index 500
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $       5,380,622   $       4,735,166   $       4,616,073   $       2,020,370   $       3,340,950
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $       5,380,622   $       4,735,166   $       4,616,073   $       2,020,370   $       3,340,950
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $       5,299,383   $       4,690,498   $       4,616,073   $       2,020,370   $       3,340,950
Contracts in payout
   (annuitization) period                   81,239              44,668                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $       5,380,622   $       4,735,166   $       4,616,073   $       2,020,370   $       3,340,950
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                        232,625             204,278             148,714             290,701              26,488
                                 =================   =================   =================   =================   =================
   Cost of investments           $       5,447,991   $       4,622,194   $       6,620,124   $       2,105,187   $       3,740,334
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $            8.98   $           10.20   $            6.09   $            9.18   $            7.37
                                 =================   =================   =================   =================   =================
   Highest                       $           15.74   $           12.49   $           12.87   $            9.60   $            7.75
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity Variable
                                     Insurance
                                   Products Fund
                                    Sub-Accounts       Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
                                 -----------------   -----------------------------------------------------------------------------
                                                         VIP Asset
                                                          Manager         VIP Contrafund        VIP Equity-         VIP Growth
                                                      Growth (Service        (Service         Income (Service        (Service
                                   VIP Overseas          Class 2)            Class 2)            Class 2)            Class 2)
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $         573,329   $          31,137   $       1,256,102   $       3,336,055   $         892,230
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $         573,329   $          31,137   $       1,256,102   $       3,336,055   $         892,230
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $         573,329   $          31,137   $       1,256,102   $       3,336,055   $         892,230
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $         573,329   $          31,137   $       1,256,102   $       3,336,055   $         892,230
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                         36,775               2,554              54,780             145,299              29,044
                                 =================   =================   =================   =================   =================
   Cost of investments           $         721,556   $          28,440   $       1,069,411   $       2,974,848   $         830,485
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $            7.17   $            9.51   $           10.53   $            9.69   $            7.70
                                 =================   =================   =================   =================   =================
   Highest                       $            7.44   $            9.57   $           12.83   $           12.22   $           11.12
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Franklin Templeton
                                            Fidelity Variable Insurance Products                      Variable Insurance
                                            Fund (Service Class 2) Sub-Accounts                   Products Trust Sub-Accounts
                                 ---------------------------------------------------------   -------------------------------------
                                     VIP High          VIP Index 500       VIP Overseas
                                  Income (Service        (Service            (Service            Franklin          Mutual Shares
                                     Class 2)            Class 2)            Class 2)            Small Cap          Securities
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $       1,202,441   $       1,786,588   $          49,712   $         347,547   $       1,258,339
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $       1,202,441   $       1,786,588   $          49,712   $         347,547   $       1,258,339
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $       1,202,441   $       1,786,588   $          49,712   $         347,547   $       1,258,339
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $       1,202,441   $       1,786,588   $          49,712   $         347,547   $       1,258,339
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                        175,028              14,257               3,207              19,940              84,509
                                 =================   =================   =================   =================   =================
   Cost of investments           $       1,033,880   $       1,728,887   $          43,331   $         303,406   $       1,127,969
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $           11.33   $            8.62   $            8.85   $            6.43   $           10.42
                                 =================   =================   =================   =================   =================
   Highest                       $           12.95   $           11.43   $           12.85   $           16.81   $           16.10
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Goldman Sachs
                                                                                                                     Variable
                                                                                                                  Insurance Trust
                                       Franklin Templeton Variable Insurance Products Trust Sub-Accounts           Sub-Accounts
                                 -----------------------------------------------------------------------------   -----------------
                                     Templeton
                                    Developing           Templeton           Templeton           Templeton
                                      Markets             Foreign          Global Income          Growth            VIT Capital
                                    Securities          Securities          Securities          Securities            Growth
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $          33,070   $         303,461   $         628,975   $       1,025,837   $          77,782
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $          33,070   $         303,461   $         628,975   $       1,025,837   $          77,782
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $          33,070   $         303,461   $         628,975   $       1,025,837   $          77,782
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $          33,070   $         303,461   $         628,975   $       1,025,837   $          77,782
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                          4,664              24,793              40,790              91,674               8,111
                                 =================   =================   =================   =================   =================
   Cost of investments           $          26,235   $         268,483   $         509,670   $         967,339   $          93,849
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $           13.93   $            8.26   $           14.86   $           10.05   $            6.68
                                 =================   =================   =================   =================   =================
   Highest                       $           16.13   $           10.91   $           16.69   $           13.96   $            9.85
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                        Goldman Sachs Variable Insurance Trust Sub-Accounts
                                 -------------------------------------------------------------------------------------------------
                                     VIT CORE                                                       VIT
                                     Small Cap           VIT CORE           VIT Growth         International        VIT Mid Cap
                                      Equity            U.S. Equity         and Income            Equity               Value
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $         413,884   $         314,673   $           7,620   $          20,068   $           7,556
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $         413,884   $         314,673   $           7,620   $          20,068   $           7,556
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $         413,884   $         314,673   $           7,620   $          20,068   $           7,556
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $         413,884   $         314,673   $           7,620   $          20,068   $           7,556
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                         31,862              28,816                 762               2,119                 565
                                 =================   =================   =================   =================   =================
   Cost of investments           $         311,582   $         326,875   $           8,457   $          28,675   $           6,071
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $           11.87   $            7.46   $            9.31   $            9.94   $           16.73
                                 =================   =================   =================   =================   =================
   Highest                       $           15.59   $           10.34   $            9.31   $           10.05   $           16.73
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                       LSA Variable                                      MFS Variable
                                                 Series Trust Sub-Accounts                        Insurance Trust Sub-Accounts
                                 ---------------------------------------------------------   -------------------------------------
                                    LSA Capital       LSA Diversified       LSA Equity         MFS Emerging        MFS Investors
                                      Growth              Mid Cap             Growth              Growth               Trust
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $         172,363   $             223   $          96,250   $       2,391,176   $         736,644
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $         172,363   $             223   $          96,250   $       2,391,176   $         736,644
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $         172,363   $             223   $          96,250   $       2,391,176   $         736,644
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $         172,363   $             223   $          96,250   $       2,391,176   $         736,644
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                         20,230                  21              12,885             154,170              45,082
                                 =================   =================   =================   =================   =================
   Cost of investments           $         149,530   $             171   $          89,275   $       4,052,637   $         810,508
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $            7.93   $           10.18   $            7.57   $            4.41   $            7.44
                                 =================   =================   =================   =================   =================
   Highest                       $            9.56   $           10.18   $            8.80   $           11.10   $            8.83
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 MFS Variable Insurance Trust
                                         MFS Variable Insurance Trust Sub-Accounts               (Service Class) Sub-Accounts
                                 ---------------------------------------------------------   -------------------------------------
                                                                                               MFS Emerging        MFS Investors
                                      MFS New                                                     Growth               Trust
                                     Discovery         MFS Research        MFS Utilities      (Service Class)     (Service Class)
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $         489,057   $       1,577,921   $          14,735   $         669,465   $         764,732
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $         489,057   $       1,577,921   $          14,735   $         669,465   $         764,732
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $         489,057   $       1,577,921   $          14,735   $         669,465   $         764,732
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $         489,057   $       1,577,921   $          14,735   $         669,465   $         764,732
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                         35,033             118,196                 924              43,444              47,031
                                 =================   =================   =================   =================   =================
   Cost of investments           $         447,833   $       2,143,101   $          12,841   $         689,340   $         735,918
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $            7.89   $            6.07   $            9.24   $            6.73   $            8.16
                                 =================   =================   =================   =================   =================
   Highest                       $           15.87   $            7.77   $            9.31   $           10.62   $           10.75
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                 MFS Variable Insurance                           Neuberger & Berman Advisers
                                             Trust (Service Class) Sub-Accounts                  Management Trust Sub-Accounts
                                 ---------------------------------------------------------   -------------------------------------
                                        MFS
                                   New Discovery       MFS Research        MFS Utilities                                AMT
                                     (Service            (Service            (Service               AMT               Mid-Cap
                                      Class)              Class)              Class)             Guardian             Growth
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $       1,025,651   $         396,711   $         613,520   $           6,960   $          24,704
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $       1,025,651   $         396,711   $         613,520   $           6,960   $          24,704
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $       1,025,651   $         396,711   $         613,520   $           6,960   $          24,704
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $       1,025,651   $         396,711   $         613,520   $           6,960   $          24,704
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                         74,054              29,828              38,659                 498               1,611
                                 =================   =================   =================   =================   =================
   Cost of investments           $         906,771   $         392,319   $         594,592   $           7,696   $          38,853
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $            8.40   $            7.60   $            7.57   $           11.07   $           10.87
                                 =================   =================   =================   =================   =================
   Highest                       $           11.60   $           10.84   $           10.31   $           11.07   $           11.12
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                   Neuberger &
                                 Berman Advisers
                                 Management Trust
                                    Sub-Account                     Oppenheimer Variable Account Funds Sub-Accounts
                                 -----------------   -----------------------------------------------------------------------------
                                                        Oppenheimer         Oppenheimer         Oppenheimer
                                        AMT             Aggressive            Capital             Global            Oppenheimer
                                     Partners             Growth           Appreciation         Securities          Main Street
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $         120,678   $       2,230,577   $       6,706,746   $       3,302,913   $       8,580,059
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $         120,678   $       2,230,577   $       6,706,746   $       3,302,913   $       8,580,059
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $         120,678   $       2,230,577   $       6,706,746   $       3,302,913   $       8,580,059
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $         120,678   $       2,230,577   $       6,706,746   $       3,302,913   $       8,580,059
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                          7,836              60,762             193,278             131,695             446,878
                                 =================   =================   =================   =================   =================
   Cost of investments           $         142,299   $       2,876,915   $       6,875,002   $       3,172,779   $       8,750,698
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $           10.25   $            4.12   $            7.10   $            8.77   $            7.67
                                 =================   =================   =================   =================   =================
   Highest                       $           10.25   $           10.16   $           11.36   $           13.36   $           11.45
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer Variable
                                      Account Funds Sub-Accounts                    Putnam Variable Trust Sub-Accounts
                                 -------------------------------------   ---------------------------------------------------------
                                    Oppenheimer         Oppenheimer
                                     Multiple            Strategic         VT Discovery       VT Diversified         VT Growth
                                    Strategies             Bond               Growth              Income            and Income
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $       5,749,796   $       6,133,992   $         844,455   $       1,116,642   $         579,228
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $       5,749,796   $       6,133,992   $         844,455   $       1,116,642   $         579,228
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $       5,749,796   $       6,133,992   $         844,455   $       1,116,642   $         579,228
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $       5,749,796   $       6,133,992   $         844,455   $       1,116,642   $         579,228
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                        361,168           1,214,652             182,782             120,849              24,902
                                 =================   =================   =================   =================   =================
   Cost of investments           $       5,255,727   $       5,486,784   $         818,197   $       1,014,680   $         557,901
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $           10.33   $           12.45   $            7.19   $           12.09   $            9.19
                                 =================   =================   =================   =================   =================
   Highest                       $           12.14   $           13.25   $           11.67   $           12.56   $            9.94
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                Putnam Variable Trust Sub-Accounts
                                 -------------------------------------------------------------------------------------------------
                                     VT Growth           VT Health       VT International           VT                  VT
                                   Opportunities         Sciences             Equity             New Value           Research
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $         159,474   $         698,520   $          11,142   $         691,618   $          77,002
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $         159,474   $         698,520   $          11,142   $         691,618   $          77,002
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $         159,474   $         698,520   $          11,142   $         691,618   $          77,002
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $         159,474   $         698,520   $          11,142   $         691,618   $          77,002
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                         34,744              63,676                 867              48,467               7,278
                                 =================   =================   =================   =================   =================
   Cost of investments           $         153,840   $         702,912   $           8,932   $         576,614   $          65,229
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $            6.76   $            8.75   $           10.66   $           10.28   $           10.27
                                 =================   =================   =================   =================   =================
   Highest                       $           10.30   $           10.10   $           12.18   $           12.85   $           11.44
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                STI Classic Variable Trus Sub-Accounts
                                 -------------------------------------------------------------------------------------------------
                                    STI Capital         STI Growth       STI International    STI Investment        STI Mid-Cap
                                   Appreciation          & Income             Equity            Grade Bond            Equity
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $       4,114,203   $       2,806,340   $         373,114   $       5,124,264   $       1,692,673
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $       4,114,203   $       2,806,340   $         373,114   $       5,124,264   $       1,692,673
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $       4,114,203   $       2,806,340   $         373,114   $       5,124,264   $       1,692,673
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $       4,114,203   $       2,806,340   $         373,114   $       5,124,264   $       1,692,673
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                        266,983             277,855              39,567             498,955             165,462
                                 =================   =================   =================   =================   =================
   Cost of investments           $       4,136,737   $       2,765,105   $         344,764   $       5,037,251   $       1,663,428
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $            7.73   $            8.83   $            8.38   $           10.66   $            7.87
                                 =================   =================   =================   =================   =================
   Highest                       $           10.89   $           11.37   $           12.13   $           12.44   $           11.66
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         STI Classic Variable
                                          Trust Sub-Accounts                The Universal Institutional Funds, Inc. Sub-Accounts
                                 -------------------------------------   ---------------------------------------------------------
                                                         STI Value          Van Kampen          Van Kampen          Van Kampen
                                   STI Small Cap          Income            UIF Equity           UIF Fixed          UIF Global
                                   Value Equity            Stock              Growth              Income           Value Equity
                                 -----------------   -----------------   -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $       4,051,745   $       2,172,630   $         166,294   $       2,267,335   $          37,788
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total assets                  $       4,051,745   $       2,172,630   $         166,294   $       2,267,335   $          37,788
                                 =================   =================   =================   =================   =================

NET ASSETS
Accumulation units               $       4,051,745   $       2,172,630   $         166,294   $       2,267,335   $          37,788
Contracts in payout
   (annuitization) period                        -                   -                   -                   -                   -
                                 -----------------   -----------------   -----------------   -----------------   -----------------
   Total net assets              $       4,051,745   $       2,172,630   $         166,294   $       2,267,335   $          37,788
                                 =================   =================   =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                        273,767             172,431              13,012             196,476               2,978
                                 =================   =================   =================   =================   =================
   Cost of investments           $       2,965,940   $       2,059,943   $         214,649   $       2,204,708   $          35,857
                                 =================   =================   =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $           14.36   $            9.36   $            5.87   $           10.77   $            9.56
                                 =================   =================   =================   =================   =================
   Highest                       $           19.03   $           11.52   $            9.73   $           12.87   $           11.39
                                 =================   =================   =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------

                                   The Universal Institutional Funds, Inc. Sub-Accounts
                                 ---------------------------------------------------------
                                    Van Kampen          Van Kampen
                                    UIF Mid Cap        UIF U.S. Real        Van Kampen
                                       Value              Estate             UIF Value
                                 -----------------   -----------------   -----------------
ASSETS
Investments at fair value        $         722,113   $         158,147   $         277,334
                                 -----------------   -----------------   -----------------
   Total assets                  $         722,113   $         158,147   $         277,334
                                 =================   =================   =================

NET ASSETS
Accumulation units               $         722,113   $         158,147   $         277,334
Contracts in payout
   (annuitization) period                        -                   -                   -
                                 -----------------   -----------------   -----------------
   Total net assets              $         722,113   $         158,147   $         277,334
                                 =================   =================   =================

FUND SHARE INFORMATION
   Number of shares                         48,693              10,151              21,042
                                 =================   =================   =================
   Cost of investments           $         644,356   $         128,478   $         245,683
                                 =================   =================   =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                        $            9.32   $           12.22   $            9.70
                                 =================   =================   =================
   Highest                       $           13.64   $           12.25   $           12.30
                                 =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                         -----------------------------------------------------------------------------------------
                                            AIM V. I.
                                           Aggressive          AIM V. I.     AIM V. I. Capital       AIM V. I.      AIM V. I. Dent
                                             Growth            Balanced        Appreciation         Core Equity      Demographics
                                         ---------------   ---------------   -----------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $             -   $        75,792   $               -   $        27,252   $             -
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                       (985)          (52,532)            (47,123)          (36,828)             (100)
   Administrative expense                            (68)           (3,870)             (3,437)           (2,705)               (5)
                                         ---------------   ---------------   -----------------   ---------------   ---------------

      Net investment income (loss)                (1,053)           19,390             (50,560)         (12,281)             (105)
                                         ---------------   ---------------   -----------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                            17,329           572,838             557,745           404,129             1,206
   Cost of investments sold                       21,822           709,797             961,753           589,827             1,485
                                         ---------------   ---------------   -----------------   ---------------   ---------------

      Realized gains (losses) on fund
         shares                                   (4,493)         (136,959)           (404,008)         (185,698)             (279)

Realized gain distributions                            -                 -                   -                 -                 -
                                         ---------------   ---------------   -----------------   ---------------   ---------------

      Net realized gains (losses)                 (4,493)         (136,959)           (404,008)         (185,698)             (279)

Change in unrealized gains (losses)               19,556           652,489           1,303,393           754,960             2,211
                                         ---------------   ---------------   -----------------   ---------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                  15,063           515,530             899,385           569,262             1,932
                                         ---------------   ---------------   -----------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $        14,010   $       534,920   $         848,825   $       556,981   $         1,827
                                         ===============   ===============   =================   ===============   ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                         ------- ---------------------------------------------------------------------------------
                                             AIM V. I.                            AIM V. I.
                                            Diversified    AIM V. I. Global       Government         AIM V. I.      AIM V. I. High
                                              Income           Utilities          Securities          Growth             Yield
                                         ---------------   -----------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $        77,857   $             611   $        18,459   $             -   $        46,804
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                    (14,401)               (194)           (9,859)          (29,331)           (8,034)
   Administrative expense                         (1,233)                (16)             (818)           (2,098)             (595)
                                         ---------------   -----------------   ---------------   ---------------   ---------------

      Net investment income (loss)                62,223                 401             7,782           (31,429)           38,175
                                         ---------------   -----------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                            79,041                 216           147,538           369,524            60,245
   Cost of investments sold                       85,703                 456           142,593           766,977            67,874
                                         ---------------   -----------------   ---------------   ---------------   ---------------

      Realized gains (losses) on fund
         shares                                   (6,662)               (240)            4,945          (397,453)           (7,629)

Realized gain distributions                            -                   -               279                 -                 -
                                         ---------------   -----------------   ---------------   ---------------   ---------------

      Net realized gains (losses)                 (6,662)               (240)            5,224          (397,453)           (7,629)

Change in unrealized gains (losses)               37,084               2,434           (15,245)          972,327           107,166
                                         ---------------   -----------------   ---------------   ---------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                  30,422               2,194           (10,021)          574,874            99,537
                                         ---------------   -----------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $        92,645   $           2,595   $        (2,239)  $       543,445   $       137,712
                                         ===============   =================   ===============   ===============   ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Dreyfus Socially
                                                                                                                      Responsible
                                            AIM Variable Insurance Funds          American Century Variable        Growth Fund, Inc.
                                                   Sub-Accounts                 Portfolios, Inc. Sub-Accounts         Sub-Account
                                         ---------------------------------   -----------------------------------   ----------------
                                            AIM V. I.         AIM V. I.         American           American        Dreyfus Socially
                                          International        Premier           Century            Century           Responsible
                                             Growth            Equity          VP Balanced     VP International       Growth Fund
                                         ---------------   ---------------   ---------------   -----------------   ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $           603   $        14,753   $         3,511   $             568   $           327
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                     (1,459)          (64,613)           (1,482)             (1,033)           (3,809)
   Administrative expense                           (116)           (4,765)             (111)                (77)             (273)
                                         ---------------   ---------------   ---------------   -----------------   ---------------

      Net investment income (loss)                  (972)          (54,625)            1,918                (542)           (3,755)
                                         ---------------   ---------------   ---------------   -----------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                            29,366           576,999            61,770               1,670            28,655
   Cost of investments sold                       45,447           937,623            69,383               3,082            44,416
                                         ---------------   ---------------   ---------------   -----------------   ---------------

      Realized gains (losses) on fund
         shares                                  (16,081)         (360,624)           (7,613)             (1,412)          (15,761)

Realized gain distributions                            -                 -                 -                   -                 -
                                         ---------------   ---------------   ---------------   -----------------   ---------------

      Net realized gains (losses)                (16,081)         (360,624)           (7,613)             (1,412)          (15,761)

Change in unrealized gains (losses)               46,167         1,421,781            24,208              18,567            79,479
                                         ---------------   ---------------   ---------------   -----------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                  30,086         1,061,157            16,595              17,155            63,718
                                         ---------------   ---------------   ---------------   -----------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $        29,114   $     1,006,532   $        18,513   $          16,613   $        59,963
                                         ===============   ===============   ===============   =================   ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                          Dreyfus Stock                                                              Federated
                                           Index Fund                  Dreyfus Variable Investment                Insurance Series
                                           Sub-Account                      Fund Sub-Accounts                       Sub-Account
                                         ---------------   ---------------------------------------------------   -----------------
                                                                VIF                VIF              VIF
                                          Dreyfus Stock      Growth and           Money         Small Company     Federated Prime
                                            Index Fund         Income             Market            Stock          Money Fund II
                                         ---------------   ---------------   ---------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $        30,801   $         2,975   $        14,919   $            71   $          57,091
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                    (27,641)           (4,566)          (27,374)             (818)           (110,574)
   Administrative expense                         (2,064)             (357)           (2,051)              (60)             (8,201)
                                         ---------------   ---------------   ---------------   ---------------   -----------------

      Net investment income (loss)                 1,096            (1,948)          (14,506)             (807)            (61,684)
                                         ---------------   ---------------   ---------------   ---------------   -----------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                           363,169           104,124         1,698,009             6,126           3,864,738
   Cost of investments sold                      450,049           122,038         1,698,009             5,028           3,864,738
                                         ---------------   ---------------   ---------------   ---------------   -----------------

      Realized gains (losses) on fund
         shares                                  (86,880)          (17,914)                -             1,098                   -

Realized gain distributions                            -                 -                 -                 -                   -
                                         ---------------   ---------------   ---------------   ---------------   -----------------

      Net realized gains (losses)                (86,880)          (17,914)                -             1,098                   -

Change in unrealized gains (losses)              576,619           101,147                 -            21,793                   -
                                         ---------------   ---------------   ---------------   ---------------   -----------------
      Net realized and unrealized gains
         (losses) on investments                 489,739            83,233                 -            22,891                   -
                                         ---------------   ---------------   ---------------   ---------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $       490,835   $        81,285   $       (14,506)  $        22,084   $         (61,684)
                                         ===============   ===============   ===============   ===============   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          Fidelity Variable Insurance Products Fund Sub-Accounts
                                         -----------------------------------------------------------------------------------------
                                                             VIP Equity-                          VIP High
                                         VIP Contrafund        Income           VIP Growth         Income          VIP Index 500
                                         ---------------   ---------------   ---------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $        21,691   $        75,791   $        11,349   $       106,384   $          46,664
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                    (60,489)          (51,436)          (52,610)          (20,211)            (38,871)
   Administrative expense                         (4,645)           (4,101)           (4,104)           (1,685)             (3,007)
                                         ---------------   ---------------   ---------------   ---------------   -----------------

      Net investment income (loss)               (43,443)           20,254           (45,365)           84,488               4,786
                                         ---------------   ---------------   ---------------   ---------------   -----------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                           570,182           685,781           569,495           188,785             480,698
   Cost of investments sold                      693,214           838,121           997,600           237,838             659,701
                                         ---------------   ---------------   ---------------   ---------------   -----------------

      Realized gains (losses) on fund
         shares                                 (123,032)         (152,340)         (428,105)          (49,053)           (179,003)

Realized gain distributions                            -                 -                 -                 -                   -
                                         ---------------   ---------------   ---------------   ---------------   -----------------

      Net realized gains (losses)               (123,032)         (152,340)         (428,105)          (49,053)           (179,003)

Change in unrealized gains (losses)            1,287,296         1,182,332         1,592,790           339,104             889,068
                                         ---------------   ---------------   ---------------   ---------------   -----------------
      Net realized and unrealized gains
          (losses) on investments              1,164,264         1,029,992         1,164,685           290,051             710,065
                                         ---------------   ---------------   ---------------   ---------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $     1,120,821   $     1,050,246   $     1,119,320   $       374,539   $         714,851
                                         ===============   ===============   ===============   ===============   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                      Fidelity Variable
                                          Insurance
                                        Products Fund
                                         Sub-Accounts     Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
                                      -----------------   ------------------------------------------------------------------------
                                                             VIP Asset
                                                              Manager         VIP Contrafund       VIP Equity-       VIP Growth
                                                           Growth (Service       (Service       Income (Service       (Service
                                         VIP Overseas         Class 2)           Class 2)           Class 2)          Class 2)
                                      ------------------  ----------------   ----------------   ---------------    ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                             $            4,279  $            585   $          2,977   $        43,202    $           733
Charges from Glenbrook Life and
   Annuity Company:
   Mortality and expense risk                     (6,249)             (329)           (14,613)          (38,339)            (9,598)
   Administrative expense                           (477)              (24)            (1,018)           (2,674)              (689)
                                      ------------------  ----------------   ----------------   ---------------    ---------------

      Net investment income (loss)                (2,447)              232            (12,654)            2,189             (9,554)
                                      ------------------  ----------------   ----------------   ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
   shares:
   Proceeds from sales                            95,701             8,314             66,384           424,737            159,439
   Cost of investments sold                      163,635             9,184             66,141           499,405            201,298
                                      ------------------  ----------------   ----------------   ---------------    ---------------

      Realized gains (losses) on fund
         shares                                  (67,934)             (870)               243           (74,668)           (41,859)

Realized gain distributions                            -                 -                  -                 -                  -
                                      ------------------  ----------------   ----------------   ---------------    ---------------

      Net realized gains (losses)                (67,934)             (870)               243           (74,668)           (41,859)

Change in unrealized gains (losses)              238,164             4,826            261,062           766,431            235,669
                                      ------------------  ----------------   ----------------   ---------------    ---------------
      Net realized and unrealized
         gains (losses) on
         investments                             170,230             3,956            261,305           691,763            193,810
                                      ------------------  ----------------   ----------------   ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                    $          167,783  $          4,188   $        248,651   $       693,952    $       184,256
                                      ==================  ================   ================   ===============    ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Franklin Templeton
                                                 Fidelity Variable Insurance Products                   Variable Insurance
                                                 Fund (Service Class 2) Sub-Accounts               Products Trust Sub-Accounts
                                         ----------------------------------------------------   -----------------------------------
                                             VIP High       VIP Index 500      VIP Overseas                           Franklin
                                         Income (Service       (Service          (Service          Franklin          Technology
                                             Class 2)          Class 2)          Class 2)       Small Cap (a)      Securities (a)
                                         ----------------  ----------------  ----------------  ----------------   ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $        56,120   $        19,727   $           248   $              -   $              -
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                    (13,585)          (21,909)             (561)            (3,520)               (26)
   Administrative expense                           (947)           (1,513)              (40)              (256)                (1)
                                         ---------------   ---------------   ---------------   ----------------   ----------------

      Net investment income (loss)                41,588            (3,695)             (353)            (3,776)               (27)
                                         ---------------   ---------------   ---------------   ----------------   ----------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                           105,612           265,303            10,151             21,225              6,553
   Cost of investments sold                       99,018           325,359            14,080             21,750              7,244
                                         ---------------   ---------------   ---------------   ----------------   ----------------

      Realized gains (losses) on fund
         shares                                    6,594           (60,056)           (3,929)              (525)              (691)

Realized gain distributions                            -                 -                 -                  -                  -
                                         ---------------   ---------------   ---------------   ----------------   ----------------

      Net realized gains (losses)                  6,594           (60,056)           (3,929)              (525)              (691)

Change in unrealized gains (losses)              154,122           416,153            18,064             85,593              1,238
                                         ---------------   ---------------   ---------------   ----------------   ----------------
      Net realized and unrealized gains
         (losses) on investments                 160,716           356,097            14,135             85,068                547
                                         ---------------   ---------------   ---------------   ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $       202,304   $       352,402   $        13,782   $         81,292   $            520
                                         ===============   ===============   ===============   ================   ================

(a) On April 30, 2003, Franklin Technology Securities merged into Franklin Small Cap

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                        -------------------------------------------------------------------------------------------
                                                              Templeton
                                                              Developing         Templeton          Templeton          Templeton
                                         Mutual Shares         Markets            Foreign         Global Income         Growth
                                           Securities         Securities         Securities         Securities        Securities
                                        ----------------   ----------------   ----------------   ---------------   ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $          9,780   $            153   $          3,795   $        39,990   $        13,106
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                    (12,698)              (213)            (2,949)           (7,410)          (12,015)
   Administrative expense                           (946)               (14)              (212)             (535)             (830)
                                        ----------------   ----------------   ----------------   ---------------   ---------------

      Net investment income (loss)                (3,864)               (74)               634            32,045               261
                                        ----------------   ----------------   ----------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                            44,004                218             33,183           153,548           108,706
   Cost of investments sold                       44,915                184             43,082           130,567           131,262
                                        ----------------   ----------------   ----------------   ---------------   ---------------

      Realized gains (losses) on fund
         shares                                     (911)                34             (9,899)           22,981           (22,556)

Realized gain distributions                            -                  -                  -                 -                 -
                                        ----------------   ----------------   ----------------   ---------------   ---------------

      Net realized gains (losses)                   (911)                34             (9,899)           22,981           (22,556)

Change in unrealized gains (losses)              218,788              6,575             73,977            46,078           258,675
                                        ----------------   ----------------   ----------------   ---------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                 217,877              6,609             64,078            69,059           236,119
                                        ----------------   ----------------   ----------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $        214,013   $          6,535   $         64,712   $       101,104   $       236,380
                                        ================   ================   ================   ===============   ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Goldman Sachs Variable Insurance Trust Sub-Accounts
                                        -------------------------------------------------------------------------------------------
                                                               VIT CORE                                                  VIT
                                          VIT Capital         Small Cap           VIT CORE          VIT Growth      International
                                             Growth             Equity          U.S. Equity         and Income          Equity
                                        ----------------   ----------------   ----------------   ---------------   ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $            189   $            812   $          1,996   $            90   $           688
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                     (1,022)            (4,979)            (3,793)              (99)             (246)
   Administrative expense                            (69)              (341)              (255)               (7)              (16)
                                        ----------------   ----------------   ----------------   ---------------   ---------------

      Net investment income (loss)                  (902)            (4,508)            (2,052)              (16)              426
                                        ----------------   ----------------   ----------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                             1,947             48,886             23,610               114             1,644
   Cost of investments sold                        2,685             44,093             29,211               147             2,895
                                        ----------------   ----------------   ----------------   ---------------   ---------------

      Realized gains (losses) on fund
         shares                                     (738)             4,793             (5,601)              (33)           (1,251)

Realized gain distributions                            -             11,964                  -                 -                 -
                                        ----------------   ----------------   ----------------   ---------------   ---------------

      Net realized gains (losses)                   (738)            16,757             (5,601)              (33)           (1,251)

Change in unrealized gains (losses)               15,551            118,195             72,826             1,444             5,976
                                        ----------------   ----------------   ----------------   ---------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                  14,813            134,952             67,225             1,411             4,725
                                        ----------------   ----------------   ----------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $         13,911   $        130,444   $         65,173   $         1,395   $         5,151
                                        ================   ================   ================   ===============   ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                         Goldman Sachs
                                            Variable                                                               MFS Variable
                                        Insurance Trust                                                           Insurance Trust
                                          Sub-Accounts             LSA Variable Series Trust Sub-Accounts          Sub-Accounts
                                        ---------------   -----------------------------------------------------   ---------------
                                          VIT Mid Cap       LSA Capital      LSA Diversified       LSA Equity      MFS Emerging
                                             Value           Growth (b)        Mid Cap (c)         Growth (d)         Growth
                                        ---------------   ---------------   -----------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $            59   $           325   $               -   $             -   $             -
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                       (82)           (1,509)                 (2)             (812)          (28,395)
   Administrative expense                            (7)             (111)                  -               (58)           (2,219)
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Net investment income (loss)                  (30)           (1,295)                 (2)             (870)          (30,614)
                                        ---------------   ---------------   -----------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                               92             3,366                   1             8,452           392,962
   Cost of investments sold                          86             3,302                   1             9,419           781,296
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Realized gains (losses) on fund
         shares                                       6                64                   -              (967)         (388,334)

Realized gain distributions                          77                 -                   -                 -                 -
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Net realized gains (losses)                    83                64                   -              (967)         (388,334)

Change in unrealized gains (losses)               1,537            25,163                  52            12,880           974,173
                                        ---------------   ---------------   -----------------   ---------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                  1,620            25,227                  52            11,913           585,839
                                        ---------------   ---------------   -----------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $         1,590   $        23,932   $              50   $        11,043   $       555,225
                                        ===============   ===============   =================   ===============   ===============

(b) Previously known as LSA Growth Equity

(c) For period beginning May 1, 2003 and ended December 31, 2003

(d) Previously known as LSA Focused Equity

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   MFS Variable
                                                                                                                  Insurance Trust
                                                                                                                  (Service Class)
                                                   MFS Variable Insurance Trust Sub-Accounts                       Sub-Accounts
                                        -----------------------------------------------------------------------   ---------------
                                                                                                                    MFS Emerging
                                          MFS Investors        MFS New                                            Growth (Service
                                              Trust           Discovery       MFS Research        MFS Utilities       Class)
                                        ---------------   ---------------   -----------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $         4,558   $             -   $           9,613   $           297   $             -
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                    (8,710)           (4,937)            (19,443)             (196)           (8,412)
   Administrative expense                          (685)             (378)             (1,430)              (14)             (566)
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Net investment income (loss)               (4,837)           (5,315)            (11,260)               87            (8,978)
                                        ---------------   ---------------   -----------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                          158,226            16,560             148,849             5,355            59,114
   Cost of investments sold                     201,348            18,650             240,722             6,558            71,259
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Realized gains (losses) on fund
         shares                                 (43,122)           (2,090)            (91,873)           (1,203)          (12,145)

Realized gain distributions                           -                 -                   -                 -                 -
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Net realized gains (losses)               (43,122)           (2,090)            (91,873)           (1,203)          (12,145)

Change in unrealized gains (losses)             175,092           116,091             402,844             4,686           159,443
                                        ---------------   ---------------   -----------------   ---------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                131,970           114,001             310,971             3,483           147,298
                                        ---------------   ---------------   -----------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $       127,133   $       108,686   $         299,711   $         3,570   $       138,320
                                        ===============   ===============   =================   ===============   ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Neuberger &
                                                                                                                  Berman Advisers
                                                                                                                    Management
                                                                                                                      Trust
                                                MFS Variable Insurance Trust (Service Class) Sub-Accounts          Sub-Accounts
                                        -----------------------------------------------------------------------   ---------------
                                                                MFS
                                         MFS Investors     New Discovery      MFS Research       MFS Utilities
                                        Trust (Service       (Service           (Service           (Service            AMT
                                            Class)            Class)             Class)             Class)           Guardian
                                        ---------------   ---------------   -----------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $         3,204   $             -   $           1,395   $        11,028   $            56
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                   (10,051)          (12,256)             (4,964)           (7,124)              (97)
   Administrative expense                          (690)             (844)               (348)             (513)               (7)
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Net investment income (loss)               (7,537)          (13,100)             (3,917)            3,391               (48)
                                        ---------------   ---------------   -----------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                           56,900            54,891              31,192            91,401             1,300
   Cost of investments sold                      63,828            58,935              37,982           103,516             1,700
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Realized gains (losses) on fund
         shares                                  (6,928)           (4,044)             (6,790)          (12,115)             (400)

Realized gain distributions                           -                 -                   -                 -                 -
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Net realized gains (losses)                (6,928)           (4,044)             (6,790)          (12,115)             (400)

Change in unrealized gains (losses)             143,279           251,786              81,951           158,595             2,150
                                        ---------------   ---------------   -----------------   ---------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                136,351           247,742              75,161           146,480             1,750
                                        ---------------   ---------------   -----------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $       128,814   $       234,642   $          71,244   $       149,871   $         1,702
                                        ===============   ===============   =================   ===============   ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                           Neuberger & Berman Advisers
                                          Management Trust Sub-Accounts        Oppenheimer Variable Account Funds Sub-Accounts
                                        ---------------------------------   -----------------------------------------------------
                                              AMT                              Oppenheimer        Oppenheimer
                                            Mid-Cap            AMT             Aggressive           Capital           Global
                                            Growth           Partners            Growth           Appreciation      Securities
                                        ---------------   ---------------   -----------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $             -   $             -   $               -   $        22,020   $        21,090
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                      (307)           (1,663)            (28,450)          (77,460)          (35,068)
   Administrative expense                           (21)             (112)             (2,100)           (5,770)           (2,724)
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Net investment income (loss)                 (328)           (1,775)            (30,550)          (61,210)          (16,702)
                                        ---------------   ---------------   -----------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                              349            15,019             362,595           753,793           543,195
   Cost of investments sold                         641            18,952             587,846           968,318           703,237
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Realized gains (losses) on fund
         shares                                    (292)           (3,933)           (225,251)         (214,525)         (160,042)

Realized gain distributions                           -                 -                   -                 -                 -
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Net realized gains (losses)                  (292)           (3,933)           (225,251)         (214,525)         (160,042)

Change in unrealized gains (losses)               5,735            37,827             694,778         1,776,703         1,146,521
                                        ---------------   ---------------   -----------------   ---------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                  5,443            33,894             469,527         1,562,178           986,479
                                        ---------------   ---------------   -----------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $         5,115   $        32,119   $         438,977   $     1,500,968   $       969,777
                                        ===============   ===============   =================   ===============   ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Putnam Variable
                                          Oppenheimer Variable Account Funds Sub-Accounts               Trust Sub-Accounts
                                        -----------------------------------------------------   ---------------------------------
                                                           Oppenheimer         Oppenheimer
                                          Oppenheimer        Multiple           Strategic        VT Discovery     VT Diversified
                                        Main Street (e)     Strategies            Bond            Growth (f)          Income
                                        ---------------   ---------------   -----------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $        71,189   $       148,965   $         340,292   $             -   $       100,947
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                   (97,591)          (69,962)            (76,847)          (10,186)          (16,526)
   Administrative expense                        (7,453)           (5,201)             (5,730)             (726)           (1,141)
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Net investment income (loss)              (33,855)           73,802             257,715           (10,912)           83,280
                                        ---------------   ---------------   -----------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                          955,958           812,970           1,384,647            63,340           328,116
   Cost of investments sold                   1,186,090           846,528           1,335,509            74,751           315,064
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Realized gains (losses) on fund
         shares                                (230,132)          (33,558)             49,138           (11,411)           13,052

Realized gain distributions                           -                 -                   -                 -                 -
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Net realized gains (losses)              (230,132)          (33,558)             49,138           (11,411)           13,052

Change in unrealized gains (losses)           1,965,046         1,065,726             551,897           215,230            93,215
                                        ---------------   ---------------   -----------------   ---------------   ---------------
      Net realized and unrealized gains
         (losses) on investments              1,734,914         1,032,168             601,035           203,819           106,267
                                        ---------------   ---------------   -----------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $     1,701,059   $     1,105,970   $         858,750   $       192,907   $       189,547
                                        ===============   ===============   =================   ===============   ===============

(e) Previously known as Oppenheimer Main Street Growth & Income

(f) Previously known as VT Voyager II


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                        ----------------------------------------------------------------------------------------
                                           VT Growth         VT Growth          VT Health       VT International        VT
                                           and Income      Opportunities        Sciences           Equity (g)        New Value
                                        ---------------   ---------------   -----------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $         8,618   $             -   $           3,487   $            80   $         6,535
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                    (6,693)           (1,960)             (9,025)             (130)           (7,919)
   Administrative expense                          (488)             (130)               (640)               (3)             (563)
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Net investment income (loss)                1,437            (2,090)             (6,178)              (53)           (1,947)
                                        ---------------   ---------------   -----------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                           49,022             5,489              69,446             1,148            75,382
   Cost of investments sold                      57,442             5,813              79,548             1,104            74,242
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Realized gains (losses) on fund
         shares                                  (8,420)             (324)            (10,102)               44             1,140

Realized gain distributions                           -                 -                   -                 -                 -
                                        ---------------   ---------------   -----------------   ---------------   ---------------

      Net realized gains (losses)                (8,420)             (324)            (10,102)               44             1,140

Change in unrealized gains (losses)             122,302            27,736             115,107             2,390           166,422
                                        ---------------   ---------------   -----------------   ---------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                113,882            27,412             105,005             2,434           167,562
                                        ---------------   ---------------   -----------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $       115,319   $        25,322   $          98,827   $         2,381   $       165,615
                                        ===============   ===============   =================   ===============   ===============

(g) Previously known as VT International Growth


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                        Putnam Variable
                                             Trust
                                          Sub-Accounts                   STI Classic Variable Trust Sub-Accounts
                                        ---------------   -----------------------------------------------------------------------
                                              VT            STI Capital        STI Growth     STI International   STI Investment
                                           Research        Appreciation         & Income            Equity          Grade Bond
                                        ---------------   ---------------   ---------------   -----------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $           185   $             -   $        20,503   $           2,408   $       202,359
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                      (976)          (52,478)          (32,504)             (4,019)          (77,238)
   Administrative expense                           (37)           (3,801)           (2,449)               (308)           (5,538)
                                        ---------------   ---------------   ---------------   -----------------   ---------------

      Net investment income (loss)                 (828)          (56,279)          (14,450)             (1,919)          119,583
                                        ---------------   ---------------   ---------------   -----------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                           22,318           429,582           303,951              73,884         2,011,865
   Cost of investments sold                      22,771           496,565           363,874              92,679         1,970,844
                                        ---------------   ---------------   ---------------   -----------------   ---------------

      Realized gains (losses) on fund
         shares                                    (453)          (66,983)          (59,923)            (18,795)           41,021

Realized gain distributions                           -                 -                 -                   -                 -
                                        ---------------   ---------------   ---------------   -----------------   ---------------

      Net realized gains (losses)                  (453)          (66,983)          (59,923)            (18,795)           41,021

Change in unrealized gains (losses)              15,774           721,897           630,152             119,585           (58,662)
                                        ---------------   ---------------   ---------------   -----------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                 15,321           654,914           570,229             100,790           (17,641)
                                        ---------------   ---------------   ---------------   -----------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $        14,493   $       598,635   $       555,779   $          98,871   $       101,942
                                        ===============   ===============   ===============   =================   ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                   The Universal Institutional
                                               STI Classic Variable Trust Sub-Accounts              Funds, Inc. Sub-Accounts
                                        -----------------------------------------------------   ---------------------------------
                                                                                 STI Value        Van Kampen        Van Kampen
                                          STI Mid-Cap       STI Small Cap         Income          UIF Equity         UIF Fixed
                                             Equity         Value Equity          Stock             Growth            Income
                                        ---------------   -----------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $         8,888   $          18,397   $        29,142   $             -   $         1,109
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                   (19,939)            (43,355)          (25,855)           (2,146)          (25,091)
   Administrative expense                        (1,416)             (3,240)           (1,893)             (151)           (1,820)
                                        ---------------   -----------------   ---------------   ---------------   ---------------

      Net investment income (loss)              (12,467)            (28,198)            1,394            (2,297)          (25,802)
                                        ---------------   -----------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                          228,466             421,290           192,146            14,721           112,283
   Cost of investments sold                     281,961             395,573           220,490            20,680           111,289
                                        ---------------   -----------------   ---------------   ---------------   ---------------

      Realized gains (losses) on fund
         shares                                 (53,495)             25,717           (28,344)           (5,959)              994

Realized gain distributions                           -                   -                 -                 -            14,051
                                        ---------------   -----------------   ---------------   ---------------   ---------------

      Net realized gains (losses)               (53,495)             25,717           (28,344)           (5,959)           15,045

Change in unrealized gains (losses)             429,797           1,074,530           408,274            39,973            66,512
                                        ---------------   -----------------   ---------------   ---------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                376,302           1,100,247           379,930            34,014            81,557
                                        ---------------   -----------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $       363,835   $       1,072,049   $       381,324   $        31,717   $        55,755
                                        ===============   =================   ===============   ===============   ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------

                                                   The Universal Institutional Funds, Inc. Sub-Accounts
                                         -----------------------------------------------------------------------
                                            Van Kampen         Van Kampen        Van Kampen
                                         UIF Global Value      UIF Mid Cap        UIF U.S.          Van Kampen
                                              Equity            Value (h)        Real Estate        UIF Value
                                         -----------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $               -   $             -   $             -   $             -
Charges from Glenbrook Life and Annuity
   Company:
   Mortality and expense risk                         (446)           (7,417)           (1,246)           (3,268)
   Administrative expense                              (35)             (551)              (90)             (224)
                                         -----------------   ---------------   ---------------   ---------------

      Net investment income (loss)                    (481)           (7,968)           (1,336)           (3,492)
                                         -----------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                              10,459            64,494            21,403            12,761
   Cost of investments sold                         14,035            76,883            19,007            13,650
                                         -----------------   ---------------   ---------------   ---------------

      Realized gains (losses) on fund
         shares                                     (3,576)          (12,389)            2,396              (889)

Realized gain distributions                              -                 -                 -                 -
                                         -----------------   ---------------   ---------------   ---------------

      Net realized gains (losses)                   (3,576)          (12,389)            2,396              (889)

Change in unrealized gains (losses)                 11,314           210,224            29,837            69,889
                                         -----------------   ---------------   ---------------   ---------------
      Net realized and unrealized gains
         (losses) on investments                     7,738           197,835            32,233            69,000
                                         -----------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $           7,257   $       189,867   $        30,897   $        65,508
                                         =================   ===============   ===============   ===============

(h) Previously known as Van Kampen UIF Mid Cap Core


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                        ------------------------------------------------------------------------------------------
                                                AIM V. I.
                                             Aggressive Growth             AIM V. I. Balanced      AIM V. I. Capital Appreciation
                                        --------------------------   ---------------------------   -------------------------------
                                            2003           2002           2003           2002           2003            2002
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    (1,053)  $     (1,093)  $     19,390   $     43,864   $      (50,560)  $      (61,684)
Net realized gains (losses)                  (4,493)        (3,411)      (136,959)      (268,000)        (404,008)        (692,067)
Change in unrealized gains (losses)          19,556        (18,724)       652,489       (628,541)       1,303,393         (541,646)
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from operations                            14,010        (23,228)       534,920       (852,677)         848,825       (1,295,397)
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -         91,264        100,724        312,761           39,346          139,207
Benefit payments                                  -              -        (45,606)       (78,455)         (31,693)         (16,753)
Payments on termination                     (10,197)       (32,972)      (312,990)      (393,950)        (215,528)        (345,275)
Contract maintenance charge                     (15)           (13)        (2,267)        (2,178)          (2,938)          (3,428)
Transfers among the sub-accounts
  and with the Fixed Account - net           (2,467)         8,961         43,021        435,105          (89,341)        (278,043)
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from contract transactions                (12,679)        67,240       (217,118)       273,283         (300,154)        (504,292)
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS             1,331         44,012        317,802       (579,394)         548,671       (1,799,689)

NET ASSETS AT BEGINNING OF PERIOD            73,423         29,411      3,776,416      4,355,810        3,312,701        5,112,390
                                        -----------   ------------   ------------   ------------   --------------   --------------
NET ASSETS AT END OF PERIOD             $    74,754   $     73,423   $  4,094,218   $  3,776,416   $    3,861,372   $    3,312,701
                                        ===========   ============   ============   ============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                11,008          3,419        475,162        440,039          465,404          529,933
    Units issued                                470         11,863         48,042        200,177           41,111           64,778
    Units redeemed                           (2,329)        (4,274)       (71,906)      (165,054)         (73,525)        (129,307)
                                        -----------   ------------   ------------   ------------   --------------   --------------
  Units outstanding at end of period          9,149         11,008        451,298        475,162          432,990          465,404
                                        ===========   ============   ============   ============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                        ------------------------------------------------------------------------------------------
                                                                           AIM V. I. Dent
                                           AIM V. I. Core Equity            Demographics              AIM V. I. Diversified Income
                                        --------------------------   ---------------------------   -------------------------------
                                           2003           2002           2003           2002           2003            2002
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $   (12,281)  $    (37,674)  $       (105)  $       (127)  $       62,223   $       80,376
Net realized gains (losses)                (185,698)      (371,135)          (279)          (467)          (6,662)          (7,426)
Change in unrealized gains (losses)         754,960       (213,825)         2,211         (2,350)          37,084          (38,755)
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from operations                           556,981       (622,634)         1,827         (2,944)          92,645           34,195
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      7,628         80,426              -              -           11,972          839,850
Benefit payments                             (2,074)       (71,171)             -              -                -           (5,988)
Payments on termination                    (168,122)      (323,811)        (1,011)        (2,011)         (39,765)          (8,770)
Contract maintenance charge                  (1,877)        (2,247)             -             (4)            (115)            (104)
Transfers among the sub-accounts
  and with the Fixed Account - net          (98,026)      (243,686)           (85)         1,843           57,844          121,899
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from contract transactions               (262,471)      (560,489)        (1,096)          (172)          29,936          946,887
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS           294,510     (1,183,123)           731         (3,116)         122,581          981,082

NET ASSETS AT BEGINNING OF PERIOD         2,707,614      3,890,737          5,706          8,822        1,156,395          175,313
                                        -----------   ------------   ------------   ------------   --------------   --------------
NET ASSETS AT END OF PERIOD             $ 3,002,124   $  2,707,614   $      6,437   $      5,706   $    1,278,976   $    1,156,395
                                        ===========   ============   ============   ============   ==============   ==============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period                              370,015        439,775          1,014          1,044          113,411           17,546
     Units issued                            14,388         47,661              2            389            9,483          104,441
     Units redeemed                         (47,138)      (117,421)          (170)          (419)          (6,652)          (8,576)
                                        -----------   ------------   ------------   ------------   --------------   --------------
   Units outstanding at end of period       337,265        370,015            846          1,014          116,242          113,411
                                        ===========   ============   ============   ============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                        ------------------------------------------------------------------------------------------
                                        AIM V. I. Global Utilities   AIM V. I. Government Securities        AIM V. I. Growth
                                        --------------------------   -------------------------------   ---------------------------
                                           2003           2002           2003              2002            2003           2002
                                        -----------   ------------   --------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $       401   $        293   $        7,782   $        6,466   $    (31,429)  $    (37,925)
Net realized gains (losses)                    (240)          (223)           5,224           19,019       (397,453)      (534,349)
Change in unrealized gains (losses)           2,434         (5,453)         (15,245)          13,712        972,327       (465,035)
                                        -----------   ------------   --------------   --------------   ------------   ------------
Increase (decrease) in net assets
  from operations                             2,595         (5,383)          (2,239)          39,197        543,445     (1,037,309)
                                        -----------   ------------   --------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -              -                -            7,069         20,524         44,242
Benefit payments                                  -              -                -          (10,855)       (18,344)       (42,729)
Payments on termination                           -              -          (96,344)         (74,454)      (180,789)      (226,163)
Contract maintenance charge                     (10)           (11)            (206)            (175)        (2,078)        (2,411)
Transfers among the sub-accounts
  and with the Fixed Account - net                -              -          118,211          379,602         32,343        (61,538)
                                        -----------   ------------   --------------   --------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                    (10)           (11)          21,661          301,187       (148,344)      (288,599)
                                        -----------   ------------   --------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS             2,585         (5,394)          19,422          340,384        395,101     (1,325,908)

NET ASSETS AT BEGINNING OF PERIOD            14,890         20,284          755,694          415,310      1,981,063      3,306,971
                                        -----------   ------------   --------------   --------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $    17,475   $     14,890   $      775,116   $      755,694   $  2,376,164   $  1,981,063
                                        ===========   ============   ==============   ==============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period                                1,981          1,983           62,015           36,218        402,857        457,834
     Units issued                                 -              -           14,937           79,640         36,463        213,937
     Units redeemed                              (1)            (2)         (13,172)         (53,843)       (64,121)      (268,914)
                                        -----------   ------------   --------------   --------------   ------------   ------------
   Units outstanding at end of period         1,980          1,981           63,780           62,015        375,199        402,857
                                        ===========   ============   ==============   ==============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable Insurance Funds Sub-Accounts
                                        ------------------------------------------------------------------------------------------
                                           AIM V. I. High Yield      AIM V. I. International Growth     AIM V. I. Premier Equity
                                        --------------------------   -------------------------------   ---------------------------
                                            2003          2002            2003             2002            2003           2002
                                        -----------   ------------   --------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    38,175   $     (8,091)  $         (972)  $       (1,122)  $    (54,625)  $    (68,850)
Net realized gains (losses)                  (7,629)       (67,593)         (16,081)          (9,776)      (360,624)      (983,907)
Change in unrealized gains (losses)         107,166         27,100           46,167          (13,701)     1,421,781     (1,372,229)
                                        -----------   ------------   --------------   --------------   ------------   ------------
Increase (decrease) in net assets
  from operations                           137,712        (48,584)          29,114          (24,599)     1,006,532     (2,424,986)
                                        -----------   ------------   --------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      6,530         28,975                -                -         26,829        246,702
Benefit payments                            (10,483)       (10,767)          (5,454)               -        (49,826)      (142,962)
Payments on termination                     (22,799)       (65,665)         (14,006)          (6,420)      (297,198)      (472,515)
Contract maintenance charge                    (309)          (247)            (153)            (168)        (3,431)        (3,910)
Transfers among the sub-accounts
  and with the Fixed Account - net           81,331         35,214            7,839           (8,702)        38,201       (368,038)
                                        -----------   ------------   --------------   --------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                 54,270        (12,490)         (11,774)         (15,290)      (285,425)      (740,723)
                                        -----------   ------------   --------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS           191,982        (61,074)          17,340          (39,889)       721,107     (3,165,709)

NET ASSETS AT BEGINNING OF PERIOD           509,822        570,896          108,860          148,749      4,605,948      7,771,657
                                        -----------   ------------   --------------   --------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $   701,804   $    509,822   $      126,200   $      108,860   $  5,327,055   $  4,605,948
                                        ===========   ============   ==============   ==============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period                               63,528         67,184           14,463           16,893        667,834        757,407
     Units issued                            11,240         27,337            1,941              944         45,029        142,446
     Units redeemed                          (5,825)       (30,993)          (3,311)          (3,374)       (83,256)      (232,019)
                                        -----------   ------------   --------------   --------------   ------------   ------------
   Units outstanding at end of period        68,943         63,528           13,093           14,463        629,607        667,834
                                        ===========   ============   ==============   ==============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Dreyfus Socially Responsible
                                        American Century Variable Portfolios, Inc. Sub-Accounts     Growth Fund, Inc. Sub-Account
                                        --------------------------------------------------------   -------------------------------
                                             American Century                American Century             Dreyfus Socially
                                               VP Balanced                   VP International          Responsible Growth Fund
                                        --------------------------   ---------------------------   -------------------------------
                                           2003           2002           2003           2002           2003              2002
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $     1,918   $      1,657   $       (542)  $       (589)  $       (3,755)  $       (3,591)
Net realized gains (losses)                  (7,613)       (13,341)        (1,412)       (30,146)         (15,761)         (21,404)
Change in unrealized gains (losses)          24,208         (6,718)        18,567          5,906           79,479          (83,671)
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from operations                            18,513        (18,402)        16,613        (24,829)          59,963         (108,666)
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -              -             88             80           16,200          117,534
Benefit payments                                  -              -              -              -                -           (4,709)
Payments on termination                     (34,798)        (6,378)          (554)        (9,095)         (16,096)         (21,589)
Contract maintenance charge                     (46)           (73)           (11)           (12)            (107)            (108)
Transfers among the sub-accounts
  and with the Fixed Account - net          (12,661)        (3,573)             5        (20,206)             330           13,308
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from contract transactions                (47,505)       (10,024)          (472)       (29,233)             327          104,436
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS           (28,992)       (28,426)        16,141        (54,062)          60,290           (4,230)

NET ASSETS AT BEGINNING OF PERIOD           113,635        142,061         73,452        127,514          259,414          263,644
                                        -----------   ------------   ------------   ------------   --------------   --------------
NET ASSETS AT END OF PERIOD             $    84,643   $    113,635   $     89,593   $     73,452   $      319,704   $      259,414
                                        ===========   ============   ============   ============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                10,622         11,837          8,619         11,744           39,461           25,858
    Units issued                              1,233          3,418             10              8            5,930           18,101
    Units redeemed                           (5,142)        (4,633)           (63)        (3,133)          (6,023)          (4,498)
                                        -----------   ------------   ------------   ------------   --------------   --------------
  Units outstanding at end of period          6,713         10,622          8,566          8,619           39,368           39,461
                                        ===========   ============   ============   ============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Dreyfus Stock Index Fund
                                               Sub-Account                    Dreyfus Variable Investment Fund Sub-Accounts
                                        --------------------------   -------------------------------------------------------------
                                         Dreyfus Stock Index Fund       VIF Growth and Income            VIF Money Market
                                        --------------------------   ---------------------------   -------------------------------
                                           2003           2002           2003           2002            2003             2002
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $     1,096   $       (561)  $     (1,948)  $     (3,168)  $      (14,506)  $       (3,834)
Net realized gains (losses)                 (86,880)      (151,502)       (17,914)       (28,299)               -                -
Change in unrealized gains (losses)         576,619       (427,992)       101,147       (102,279)               -                -
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from operations                           490,835       (580,055)        81,285       (133,746)         (14,506)          (3,834)
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     30,166        549,863         31,377         32,285           81,397          384,209
Benefit payments                            (18,469)       (35,468)        (7,837)             -          (28,102)               -
Payments on termination                    (162,038)      (163,477)       (31,350)       (55,228)      (1,133,104)        (715,901)
Contract maintenance charge                  (1,520)        (1,303)          (322)          (276)            (923)            (620)
Transfers among the sub-accounts
  and with the Fixed Account - net           83,095        140,640        (15,044)          (887)          13,925        1,376,010
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from contract transactions                (68,766)       490,255        (23,176)       (24,106)      (1,066,807)       1,043,698
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS           422,069        (89,800)        58,109       (157,852)      (1,081,313)       1,039,864

NET ASSETS AT BEGINNING OF PERIOD         1,907,269      1,997,069        340,359        498,211        2,651,775        1,611,911
                                        -----------   ------------   ------------   ------------   --------------   --------------
NET ASSETS AT END OF PERIOD             $ 2,329,338   $  1,907,269   $    398,468   $    340,359   $    1,570,462   $    2,651,775
                                        ===========   ============   ============   ============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               248,777        185,002         42,476         45,351          241,851          146,458
    Units issued                             41,540        130,448         13,726          9,200           57,939          402,706
    Units redeemed                          (46,544)       (66,673)       (15,601)       (12,075)        (150,838)        (307,313)
                                        -----------   ------------   ------------   ------------   --------------   --------------
  Units outstanding at end of period        243,773        248,777         40,601         42,476          148,952          241,851
                                        ===========   ============   ============   ============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Dreyfus Variable Investment     Federated Insurance Series     Fidelity Variable Insurance
                                             Fund Sub-Accounts                 Sub-Account                Products Sub-Accounts
                                        ----------------------------   -----------------------------   ---------------------------
                                          VIF Small Company Stock      Federated Prime Money Fund II         VIP Contrafund
                                        ----------------------------   -----------------------------   ---------------------------
                                            2003           2002            2003            2002            2003           2002
                                        ------------   -------------   ------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $       (807)  $        (705)  $    (61,684)  $       (6,326)  $    (43,443)  $    (26,817)
Net realized gains (losses)                    1,098             204              -                -       (123,032)      (306,695)
Change in unrealized gains (losses)           21,793         (12,677)             -                -      1,287,296       (241,604)
                                        ------------   -------------   ------------   --------------   ------------   ------------
Increase (decrease) in net assets
  from operations                             22,084         (13,178)       (61,684)          (6,326)     1,120,821       (575,116)
                                        ------------   -------------   ------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                           -               -          5,104          384,654         18,089         30,959
Benefit payments                                   -               -       (506,828)        (112,487)       (54,442)       (58,109)
Payments on termination                       (5,207)         (5,393)    (1,423,483)      (1,579,817)      (260,832)      (397,857)
Contract maintenance charge                      (55)            (61)        (2,521)          (1,936)        (3,190)        (3,506)
Transfers among the sub-accounts
  and with the Fixed Account - net             6,358              (1)       402,446        4,632,706        139,526       (275,848)
                                        ------------   -------------   ------------   --------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                   1,096          (5,455)    (1,525,282)       3,323,120       (160,849)      (704,361)
                                        ------------   -------------   ------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS             23,180         (18,633)    (1,586,966)       3,316,794        959,972     (1,279,477)

NET ASSETS AT BEGINNING OF PERIOD             46,469          65,102      8,524,285        5,207,491      4,420,650      5,700,127
                                        ------------   -------------   ------------   --------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $     69,649   $      46,469   $  6,937,319   $    8,524,285   $  5,380,622   $  4,420,650
                                        ============   =============   ============   ==============   ============   ============
UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                  4,953           5,483        813,509          493,659        451,303        519,828
    Units issued                                 739               -        362,504        1,281,184         37,399         51,754
    Units redeemed                              (403)           (530)      (509,886)        (961,334)       (53,536)      (120,279)
                                        ------------   -------------   ------------   --------------   ------------   ------------
  Units outstanding at end of
    period                                     5,289           4,953        666,127          813,509        435,166        451,303
                                        ============   =============   ============   ==============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                         Fidelity Variable Insurance Products Fund Sub-Accounts
                                        ------------------------------------------------------------------------------------------
                                             VIP Equity-Income                 VIP Growth                   VIP High Income
                                        ----------------------------   -----------------------------   ---------------------------
                                            2003           2002            2003           2002             2003           2002
                                        ------------   -------------   ------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $     20,254   $      21,100   $    (45,365)  $      (58,688)  $     84,488   $    126,576
Net realized gains (losses)                 (152,340)       (181,585)      (428,105)      (1,035,530)       (49,053)      (212,196)
Change in unrealized gains (losses)        1,182,332        (870,307)     1,592,790         (989,777)       339,104        106,485
                                        ------------   -------------   ------------   --------------   ------------   ------------
Increase (decrease) in net assets
  from operations                          1,050,246      (1,030,792)     1,119,320       (2,083,995)       374,539         20,865
                                        ------------   -------------   ------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       9,552         241,258         13,679           72,162          6,875         68,012
Benefit payments                             (34,103)        (45,350)       (52,025)         (24,449)       (14,002)        (3,969)
Payments on termination                     (348,078)       (321,319)      (270,322)        (405,947)       (86,234)      (145,618)
Contract maintenance charge                   (2,257)         (2,423)        (3,247)          (3,799)          (686)          (530)
Transfers among the sub-accounts
  and with the Fixed Account - net           102,816        (210,502)       (74,192)        (591,016)       455,584        (61,639)
                                        ------------   -------------   ------------   --------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                (272,070)       (338,336)      (386,107)        (953,049)       361,537       (143,744)
                                        ------------   -------------   ------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS            778,176      (1,369,128)       733,213       (3,037,044)       736,076       (122,879)

NET ASSETS AT BEGINNING OF PERIOD          3,956,990       5,326,118      3,882,860        6,919,904      1,284,294      1,407,173
                                        ------------   -------------   ------------   --------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $  4,735,166   $   3,956,990   $  4,616,073   $    3,882,860   $  2,020,370   $  1,284,294
                                        ============   =============   ============   ==============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                438,888         482,054        543,411          661,859        169,789        190,110
    Units issued                              41,223          92,022         21,277           56,673         64,291         44,484
    Units redeemed                           (71,397)       (135,188)       (70,795)        (175,121)       (21,649)       (64,805)
                                        ------------   -------------   ------------   --------------   ------------   ------------
  Units outstanding at end of period         408,714         438,888        493,893          543,411        212,431        169,789
                                        ============   =============   ============   ==============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Fidelity Variable
                                                                                                       Insurance Products Fund
                                         Fidelity Variable Insurance Products Fund Sub-Accounts     (Service Class 2) Sub-Accounts
                                        --------------------------------------------------------   -------------------------------
                                                                                                      VIP Asset Manager Growth
                                               VIP Index 500                   VIP Overseas              (Service Class 2)
                                        --------------------------   ---------------------------   -------------------------------
                                            2003          2002           2003           2002            2003            2002
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $     4,786   $        302   $     (2,447)  $     (3,423)  $          232   $           60
Net realized gains (losses)                (179,003)      (231,413)       (67,934)      (115,905)            (870)          (2,187)
Change in unrealized gains (losses)         889,068       (702,023)       238,164        (36,852)           4,826           (2,596)
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from operations                           714,851       (933,134)       167,783       (156,180)           4,188           (4,723)
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     29,821        131,764          1,036         47,777                -           22,567
Benefit payments                            (53,373)      (249,272)       (10,630)             -                -                -
Payments on termination                    (217,452)      (200,181)       (42,870)       (31,450)          (6,168)          (8,071)
Contract maintenance charge                  (1,568)        (1,789)          (357)          (440)             (10)              (8)
Transfers among the sub-accounts
  and with the Fixed Account - net          (43,416)       (37,257)       (29,217)      (120,684)          12,010           (4,372)
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from contract transactions               (285,988)      (356,735)       (82,038)      (104,797)           5,832           10,116
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS           428,863     (1,289,869)        85,745       (260,977)          10,020            5,393

NET ASSETS AT BEGINNING OF PERIOD         2,912,087      4,201,956        487,584        748,561           21,117           15,724
                                        -----------   ------------   ------------   ------------   --------------   --------------
NET ASSETS AT END OF PERIOD             $ 3,340,950   $  2,912,087   $    573,329   $    487,584   $       31,137   $       21,117
                                        ===========   ============   ============   ============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               482,186        532,748         94,862        114,724            2,682            1,656
    Units issued                             27,823         70,629          1,435         14,328            1,360            3,096
    Units redeemed                          (72,664)      (121,191)       (17,281)       (34,190)            (783)          (2,070)
                                        -----------   ------------   ------------   ------------   --------------   --------------
  Units outstanding at end of period        437,345        482,186         79,016         94,862            3,259            2,682
                                        ===========   ============   ============   ============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
                                        ------------------------------------------------------------------------------------------
                                              VIP Contrafund              VIP Equity-Income                  VIP Growth
                                             (Service Class 2)            (Service Class 2)               (Service Class 2)
                                        --------------------------   ---------------------------   -------------------------------
                                           2003           2002           2003           2002            2003             2002
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $   (12,654)  $     (7,741)  $      2,189   $    (10,634)  $       (9,554)  $       (8,501)
Net realized gains (losses)                     243         (7,656)       (74,668)       (49,905)         (41,859)         (59,868)
Change in unrealized gains (losses)         261,062        (79,457)       766,431       (416,572)         235,669         (168,897)
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from operations                           248,651        (94,854)       693,952       (477,111)         184,256         (237,266)
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     16,216        157,392         68,531        755,392           22,951          179,969
Benefit payments                               (163)        (3,405)          (220)       (78,480)               -          (47,444)
Payments on termination                     (44,965)       (25,893)      (218,356)      (204,893)         (39,924)         (48,173)
Contract maintenance charge                    (344)          (235)          (979)          (533)            (452)            (226)
Transfers among the sub-accounts
  and with the Fixed Account - net          169,608        421,726        349,692      1,314,764           87,067          418,290
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from contract transactions                140,352        549,585        198,668      1,786,250           69,642          502,416
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS           389,003        454,731        892,620      1,309,139          253,898          265,150

NET ASSETS AT BEGINNING OF PERIOD           867,099        412,368      2,443,435      1,134,296          638,332          373,182
                                        -----------   ------------   ------------   ------------   --------------   --------------
NET ASSETS AT END OF PERIOD             $ 1,256,102   $    867,099   $  3,336,055   $  2,443,435   $      892,230   $      638,332
                                        ===========   ============   ============   ============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               102,713         43,504        318,019        121,181          105,596           42,475
    Units issued                             21,289         73,698         87,756        284,033           32,695          106,083
    Units redeemed                           (6,453)       (14,489)       (67,792)       (87,195)         (24,849)         (42,962)
                                        -----------   ------------   ------------   ------------   --------------   --------------
  Units outstanding at end of period        117,549        102,713        337,983        318,019          113,442          105,596
                                        ===========   ============   ============   ============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
                                        ------------------------------------------------------------------------------------------
                                             VIP High Income                VIP Index 500                  VIP Overseas
                                            (Service Class 2)             (Service Class 2)              (Service Class 2)
                                        --------------------------   ---------------------------   -------------------------------
                                            2003          2002           2003           2002            2003             2002
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    41,588   $     14,438   $     (3,695)  $    (10,468)  $         (353)  $         (446)
Net realized gains (losses)                   6,594        (14,502)       (60,056)       (80,218)          (3,929)          (2,921)
Change in unrealized gains (losses)         154,122         19,237        416,153       (335,036)          18,064          (10,074)
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from operations                           202,304         19,173        352,402       (425,722)          13,782          (13,441)
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     54,120        165,090         11,552        279,278                -           10,614
Benefit payments                             (1,576)             -              -        (14,158)               -                -
Payments on termination                     (22,326)       (27,476)      (149,949)      (191,993)          (1,956)          (2,938)
Contract maintenance charge                     (90)           (58)          (573)          (378)             (35)             (14)
Transfers among the sub-accounts
  and with the Fixed Account - net          335,798        316,177         57,406        862,404           (6,558)          11,250
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from contract transactions                365,926        453,733        (81,564)       935,153           (8,549)          18,912
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS           568,230        472,906        270,838        509,431            5,233            5,471

NET ASSETS AT BEGINNING OF PERIOD           634,211        161,305      1,515,750      1,006,319           44,479           39,008
                                        -----------   ------------   ------------   ------------   --------------   --------------
NET ASSETS AT END OF PERIOD             $ 1,202,441   $    634,211   $  1,786,588   $  1,515,750   $       49,712   $       44,479
                                        ===========   ============   ============   ============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                69,269         17,924        218,562        111,014            6,416            4,549
    Units issued                             49,082         66,209         21,894        215,931              155            8,477
    Units redeemed                          (13,481)       (14,864)       (36,230)      (108,383)          (1,517)          (6,610)
                                        -----------   ------------   ------------   ------------   --------------   --------------
  Units outstanding at end of period        104,870         69,269        204,226        218,562            5,054            6,416
                                        ===========   ============   ============   ============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                 Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                          -------------------------------------------------------------------------------
                                          Franklin Global
                                            Health Care
                                            Securities           Franklin Small Cap       Franklin Technology Securities
                                          ---------------   ---------------------------   -------------------------------
                                              2002 (i)        2003 (a)       2002 (i)        2003 (a)          2002
                                          ---------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $           (97)  $     (3,776)  $     (1,735)  $          (27)  $          (66)
Net realized gains (losses)                        (1,585)          (525)        (4,460)            (691)            (155)
Change in unrealized gains (losses)                  (252)        85,593        (44,720)           1,238           (2,073)
                                          ---------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from operations                                  (1,934)        81,292        (50,915)             520           (2,294)
                                          ---------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                           19,669          1,423         31,655                3              757
Benefit payments                                        -         (1,001)          (540)               -                -
Payments on termination                                 -         (6,092)        (7,691)            (694)          (1,022)
Contract maintenance charge                             -           (121)           (84)              (1)              (5)
Transfers among the sub-accounts
  and with the Fixed Account - net                (25,338)        89,572        107,315           (4,882)           2,788
                                          ---------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from contract transactions                       (5,669)        83,781        130,655           (5,574)           2,518
                                          ---------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS                  (7,603)       165,073         79,740           (5,054)             224

NET ASSETS AT BEGINNING OF PERIOD                   7,603        182,474        102,734            5,054            4,830
                                          ---------------   ------------   ------------   --------------   --------------
NET ASSETS AT END OF PERIOD                $            -   $    347,547   $    182,474   $            -   $        5,054
                                          ===============   ============   ============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                         775         25,497          8,528              984              609
    Units issued                                    3,289         18,823         20,481              470              728
    Units redeemed                                 (4,064)        (7,776)        (3,512)          (1,454)            (353)
                                          ---------------   ------------   ------------   --------------   --------------
  Units outstanding at end of period                    -         36,544         25,497                -              984
                                          ===============   ============   ============   ==============   ==============

(a) On April 30, 2003, Franklin Technology Securities merged into Franklin Small Cap

(i) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small Cap

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                        Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------
                                                                        Templeton Developing
                                         Mutual Shares Securities        Markets Securities         Templeton Foreign Securities
                                        --------------------------   ---------------------------   -------------------------------
                                           2003           2002           2003           2002            2003             2002
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    (3,864)  $     (2,942)  $        (74)  $        (20)  $          634   $          110
Net realized gains (losses)                    (911)         2,046             34              1           (9,899)          (4,238)
Change in unrealized gains (losses)         218,788        (79,789)         6,575            260           73,977          (18,841)
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from operations                           214,013        (80,685)         6,535            241           64,712          (22,969)
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    140,236        110,636              -              -                -           33,379
Benefit payments                             (8,329)        (5,090)             -              -           (7,923)               -
Payments on termination                     (23,588)       (30,518)             -              -          (12,414)            (922)
Contract maintenance charge                    (279)          (122)             -              -              (87)             (64)
Transfers among the sub-accounts
  and with the Fixed Account - net          221,819        359,449         19,441          6,853          126,981           51,035
                                        -----------   ------------   ------------   ------------   --------------   --------------
Increase (decrease) in net assets
  from contract transactions                329,859        434,355         19,441          6,853          106,557           83,428
                                        -----------   ------------   ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS           543,872        353,670         25,976          7,094          171,269           60,459

NET ASSETS AT BEGINNING OF PERIOD           714,467        360,797          7,094              -          132,192           71,733
                                        -----------   ------------   ------------   ------------   --------------   --------------
NET ASSETS AT END OF PERIOD             $ 1,258,339   $    714,467   $     33,070   $      7,094   $      303,461   $      132,192
                                        ===========   ============   ============   ============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                76,838         31,851            767              -           18,772            8,050
    Units issued                             40,399         56,273          1,453            767           20,851           12,146
    Units redeemed                           (5,426)       (11,286)            (1)             -           (6,904)          (1,424)
                                        -----------   ------------   ------------   ------------   --------------   --------------
  Units outstanding at end of period        111,811         76,838          2,219            767           32,719           18,772
                                        ===========   ============   ============   ============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                        Franklin Templeton                              Goldman Sachs Variable
                                        Variable Insurance Products Trust Sub-Accounts                Insurance Trust Sub-Accounts
                                        ----------------------------------------------------------    ----------------------------
                                              Templeton Global
                                              Income Securities        Templeton Growth Securities         VIT Capital Growth
                                        ---------------------------    ---------------------------    ----------------------------
                                            2003           2002            2003           2002            2003            2002
                                        ------------   ------------    ------------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $     32,045   $     (1,890)   $        261   $      4,282    $       (902)   $     (2,044)
Net realized gains (losses)                   22,981          5,110         (22,556)          (904)           (738)        (49,448)
Change in unrealized gains (losses)           46,078         64,133         258,675       (130,760)         15,551          (8,570)
                                        ------------   ------------    ------------   ------------    ------------    ------------
Increase (decrease) in net assets
  from operations                            101,104         67,353         236,380       (127,382)         13,911         (60,062)
                                        ------------   ------------    ------------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       5,700          4,442           7,090         75,500             550          13,517
Benefit payments                                   -              -               -              -               -               -
Payments on termination                      (32,661)       (12,571)        (47,435)       (18,172)            (30)         (5,121)
Contract maintenance charge                     (335)          (228)           (451)          (324)            (96)            (84)
Transfers among the sub-accounts
  and with the Fixed Account - net            94,667        147,670         151,588        251,248            (737)        (90,382)
                                        ------------   ------------    ------------   ------------    ------------    ------------
Increase (decrease) in net assets
  from contract transactions                  67,371        139,313         110,792        308,252            (313)        (82,070)
                                        ------------   ------------    ------------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS            168,475        206,666         347,172        180,870          13,598        (142,132)

NET ASSETS AT BEGINNING OF PERIOD            460,500        253,834         678,665        497,795          64,184         206,316
                                        ------------   ------------    ------------   ------------    ------------    ------------
NET ASSETS AT END OF PERIOD             $    628,975   $    460,500    $  1,025,837   $    678,665    $     77,782    $     64,184
                                        ============   ============    ============   ============    ============    ============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                 34,510         22,479          74,169         40,019           9,896          20,601
    Units issued                              15,326         17,551          23,500         46,097              84          11,941
    Units redeemed                           (10,490)        (5,520)        (10,088)       (11,947)           (103)        (22,646)
                                        ------------   ------------    ------------   ------------    ------------    ------------
  Units outstanding at end of period          39,346         34,510          87,581         74,169           9,877           9,896
                                        ============   ============    ============   ============    ============    ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------

                                                           Goldman Sachs Variable Insurance Trust Sub-Accounts
                                                ------------------------------------------------------------------------
                                                 VIT CORE
                                                Large Cap
                                                  Growth         VIT CORE Small Cap Equity        VIT CORE U.S. Equity
                                                ----------    ------------------------------    ------------------------
                                                  2002 (j)        2003             2002            2003          2002
                                                ----------    -------------    -------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                    $       (2)   $      (4,508)   $      (3,972)   $   (2,052)   $   (2,380)
Net realized gains (losses)                         (2,911)          16,757            1,843        (5,601)      (16,139)
Change in unrealized gains (losses)                  2,906          118,195          (53,662)       72,826       (45,079)
                                                ----------    -------------    -------------    ----------    ----------
Increase (decrease) in net assets
  from operations                                       (7)         130,444          (55,791)       65,173       (63,598)
                                                ----------    -------------    -------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS

Deposits                                                 -           27,792           47,576        30,661        33,416
Benefit payments                                         -           (1,596)         (21,845)            -       (13,162)
Payments on termination                                  -          (30,401)         (19,356)      (19,047)      (20,493)
Contract maintenance charge                              -             (201)            (152)         (216)         (185)
Transfers among the sub-accounts
  and with the Fixed Account - net                  (3,662)           9,261           26,692        30,116        14,325
                                                ----------    -------------    -------------    ----------    ----------
Increase (decrease) in net assets
  from contract transactions                        (3,662)           4,855           32,915        41,514        13,901
                                                ----------    -------------    -------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS                   (3,669)         135,299          (22,876)      106,687       (49,697)

NET ASSETS AT BEGINNING OF PERIOD                    3,669          278,585          301,461       207,986       257,683
                                                ----------    -------------    -------------    ----------    ----------
NET ASSETS AT END OF PERIOD                     $        -    $     413,884    $     278,585    $  314,673    $  207,986
                                                ==========    =============    =============    ==========    ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period             409           28,999           25,383        28,745        26,240
    Units issued                                         -            5,440            8,832         8,124         7,292
    Units redeemed                                    (409)          (4,044)          (5,216)       (2,350)       (4,787)
                                                ----------    -------------    -------------    ----------    ----------
  Units outstanding at end of period                     -           30,395           28,999        34,519        28,745
                                                ==========    =============    =============    ==========    ==========

(j) For the period beginning January 1, 2002 and ended on April 30, 2002

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------

                                                             Goldman Sachs Variable Insurance Trust Sub-Accounts
                                                ---------------------------------------------------------------------------
                                                     VIT
                                                Global Income        VIT Growth and Income         VIT International Equity
                                                -------------    ------------------------------    ------------------------
                                                   2002 (j)          2003             2002            2003           2002
                                                -------------    -------------    -------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                    $         (71)   $         (16)   $         (40)   $      426    $      (76)
Net realized gains (losses)                            (1,871)             (33)          (1,295)       (1,251)         (204)
Change in unrealized gains (losses)                     3,122            1,444               93         5,976        (3,686)
                                                -------------    -------------    -------------    ----------    ----------
Increase (decrease) in net assets
  from operations                                       1,180            1,395           (1,242)        5,151        (3,966)
                                                -------------    -------------    -------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS

Deposits                                                  661                -                -             -             -
Benefit payments                                            -                -                -             -             -
Payments on termination                                     -                -           (4,585)       (1,382)            -
Contract maintenance charge                                 -              (11)             (14)           (8)           (8)
Transfers among the sub-accounts
  and with the Fixed Account - net                   (154,598)               1                -             -            (5)
                                                -------------    -------------    -------------    ----------    ----------
Increase (decrease) in net assets
  from contract transactions                         (153,937)             (10)          (4,599)       (1,390)          (13)
                                                -------------    -------------    -------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS                    (152,757)           1,385           (5,841)        3,761        (3,979)

NET ASSETS AT BEGINNING OF PERIOD                     152,757            6,235           12,076        16,307        20,286
                                                -------------    -------------    -------------    ----------    ----------
NET ASSETS AT END OF PERIOD                     $           -    $       7,620    $       6,235    $   20,068    $   16,307
                                                =============    =============    =============    ==========    ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period             14,148              820            1,386         2,183         2,184
    Units issued                                        3,542                -                -             -             -
    Units redeemed                                    (17,690)              (1)            (566)         (166)           (1)
                                                -------------    -------------    -------------    ----------    ----------
  Units outstanding at end of period                        -              819              820         2,017         2,183
                                                =============    =============    =============    ==========    ==========

(j) For the period beginning January 1, 2002 and ended on April 30, 2002

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                     Goldman Sachs Variable
                                                   Insurance Trust Sub-Accounts          LSA Variable Series Trust Sub-Accounts
                                                   ----------------------------    -----------------------------------------------
                                                                                                                   LSA Diversified
                                                        VIT Mid Cap Value             LSA Capital Growth (b)           Mid Cap
                                                   ----------------------------    ----------------------------    ---------------
                                                       2003            2002            2003            2002            2003 (C)
                                                   ------------    ------------    ------------    ------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                       $        (30)   $        (23)   $     (1,295)   $       (254)   $            (2)
Net realized gains (losses)                                  83              23              64             115                  -
Change in unrealized gains (losses)                       1,537            (381)         25,163          (2,570)                52
                                                   ------------    ------------    ------------    ------------    ---------------
Increase (decrease) in net assets
  from operations                                         1,590            (381)         23,932          (2,709)                50
                                                   ------------    ------------    ------------    ------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                                      -               -          89,175          31,619                  -
Benefit payments                                              -               -               -               -                  -
Payments on termination                                       -               -          (1,888)              -                  -
Contract maintenance charge                                  (6)             (6)            (38)              -                  -
Transfers among the sub-accounts
  and with the Fixed Account - net                            -               -          22,134           5,670                173
                                                   ------------    ------------    ------------    ------------    ---------------
Increase (decrease) in net assets
  from contract transactions                                 (6)             (6)        109,383          37,289                173
                                                   ------------    ------------    ------------    ------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                         1,584            (387)        133,315          34,580                223

NET ASSETS AT BEGINNING OF PERIOD                         5,972           6,359          39,048           4,468                  -
                                                   ------------    ------------    ------------    ------------    ---------------

NET ASSETS AT END OF PERIOD                        $      7,556    $      5,972    $    172,363    $     39,048    $           223
                                                   ============    ============    ============    ============    ===============

UNITS OUTSTANDING
  Units outstanding at beginning of period                  452             452           5,862             507                  -
    Units issued                                              -               -          16,455           5,357                 22
    Units redeemed                                            -               -            (888)             (2)                 -
                                                   ------------    ------------    ------------    ------------    ---------------
  Units outstanding at end of period                        452             452          21,429           5,862                 22
                                                   ============    ============    ============    ============    ===============

(b) Previously known as LSA Growth Equity

(c) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                 LSA Variable Series
                                                 Trust Sub-Accounts              MFS Variable Insurance Trust Sub-Accounts
                                               ------------------------    ----------------------------------------------------
                                                 LSA Equity Growth (d)       MFS Emerging Growth          MFS Investors Trust
                                               ------------------------    ------------------------    ------------------------
                                                  2003          2002          2003          2002          2003          2002
                                               ----------    ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                   $     (870)   $     (330)   $  (30,614)   $  (37,926)   $   (4,837)   $   (6,435)
Net realized gains (losses)                          (967)         (857)     (388,334)     (568,728)      (43,122)      (63,426)
Change in unrealized gains (losses)                12,880        (6,180)      974,173      (636,966)      175,092      (148,017)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in net assets
  from operations                                  11,043        (7,367)      555,225    (1,243,620)      127,133      (217,878)
                                               ----------    ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                           51,952         8,973        29,324       105,358         3,234        66,127
Benefit payments                                   (1,243)            -       (10,072)      (46,398)      (10,039)      (14,284)
Payments on termination                            (1,907)       (4,329)     (241,284)     (205,951)      (85,609)      (42,626)
Contract maintenance charge                           (46)          (14)       (1,866)       (2,124)         (451)         (462)
Transfers among the sub-accounts
  and with the Fixed Account - net                  9,059        20,969       (35,602)     (125,444)       27,029       (81,470)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in net assets
  from contract transactions                       57,815        25,599      (259,500)     (274,559)      (65,836)      (72,715)
                                               ----------    ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS                  68,858        18,232       295,725    (1,518,179)       61,297      (290,593)

NET ASSETS AT BEGINNING                            27,392         9,160     2,095,451     3,613,630       675,347       965,940
  OF PERIOD
                                               ----------    ----------    ----------    ----------    ----------    ----------
NET ASSETS AT END OF PERIOD                    $   96,250    $   27,392    $2,391,176    $2,095,451    $  736,644    $  675,347
                                               ==========    ==========    ==========    ==========    ==========    ==========
UNITS OUTSTANDING
  Units outstanding at beginning of period          4,242         1,008       330,758       361,187        96,230       105,912
    Units issued                                    9,193         4,032        21,911        46,173        10,800        21,117
    Units redeemed                                 (1,124)         (798)      (55,966)      (76,602)      (19,478)      (30,799)
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Units outstanding at end of period               12,311         4,242       296,703       330,758        87,552        96,230
                                               ==========    ==========    ==========    ==========    ==========    ==========

(d) Previously known as LSA Focused Equity

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                  MFS Variable Insurance Trust Sub-Accounts
                                               --------------------------------------------------------------------------------
                                                  MFS New Discovery               MFS Research               MFS Utilities
                                               ------------------------    ------------------------    ------------------------
                                                  2003          2002          2003          2002          2003         2002
                                               ----------    ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                   $   (5,315)   $   (4,268)   $  (11,260)   $  (19,310)   $       87    $      (33)
Net realized gains (losses)                        (2,090)      (47,264)      (91,873)     (168,165)       (1,203)         (101)
Change in unrealized gains (losses)               116,091       (79,718)      402,844      (308,424)        4,686        (3,058)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in net assets
  from operations                                 108,686      (131,250)      299,711      (495,899)        3,570        (3,192)
                                               ----------    ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                            4,522        10,084         3,481        23,596             -         5,867
Benefit payments                                        -        (5,426)      (10,436)      (16,146)       (4,866)            -
Payments on termination                           (10,164)      (27,179)      (81,170)     (109,442)         (271)         (271)
Contract maintenance charge                          (141)         (124)         (691)         (834)          (12)          (13)
Transfers among the sub-accounts
  and with the Fixed Account - net                102,852        58,453         4,819       (41,678)           (1)        6,597
                                               ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in net assets
  from contract transactions                       97,069        35,808       (83,997)     (144,504)       (5,150)       12,180
                                               ----------    ----------    ----------    ----------    ----------    ----------

INCREASE (DECREASE) IN NET ASSETS                 205,755       (95,442)      215,714      (640,403)       (1,580)        8,988

NET ASSETS AT BEGINNING OF PERIOD                 283,302       378,744     1,362,207     2,002,610        16,315         7,327
                                               ----------    ----------    ----------    ----------    ----------    ----------

NET ASSETS AT END OF PERIOD                    $  489,057    $  283,302    $1,577,921    $1,362,207    $   14,735    $   16,315
                                               ==========    ==========    ==========    ==========    ==========    ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period         27,297        23,639       232,666       252,999         2,352           804
    Units issued                                   12,711        15,876         8,238        26,554             -         2,394
    Units redeemed                                 (1,072)      (12,218)      (21,805)      (46,887)         (763)         (846)
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Units outstanding at end of period               38,936        27,297       219,099       232,666         1,589         2,352
                                               ==========    ==========    ==========    ==========    ==========    ==========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                           MFS Variable Insurance Trust (Service Class) Sub-Accounts
                                               --------------------------------------------------------------------------------
                                                     MFS Emerging                MFS Investors                 MFS New
                                                Growth (Service Class)       Trust (Service Class)     Discovery (Service Class)
                                               ------------------------    ------------------------    ------------------------
                                                  2003          2002          2003          2002          2003          2002
                                               ----------    ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                   $   (8,978)   $   (8,297)   $   (7,537)   $   (6,279)   $  (13,100)   $   (7,091)
Net realized gains (losses)                       (12,145)      (49,022)       (6,928)      (35,775)       (4,044)      (24,226)
Change in unrealized gains (losses)               159,443      (171,459)      143,279      (110,482)      251,786      (147,261)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in net assets
  from operations                                 138,320      (228,778)      128,814      (152,536)      234,642      (178,578)
                                               ----------    ----------    ----------    ----------    ----------    ----------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                               38        55,079           650       113,579         4,008       211,571
Benefit payments                                        -             -             -             -             -             -
Payments on termination                           (34,483)      (32,918)      (30,583)      (16,289)      (23,337)      (87,991)
Contract maintenance charge                          (256)         (124)         (332)         (106)         (207)          (99)
Transfers among the sub-accounts
  and with the Fixed Account - net                 69,896       227,073        34,561       286,263       141,201       564,497
                                               ----------    ----------    ----------    ----------    ----------    ----------

Increase (decrease) in net assets
  from contract transactions                       35,195       249,110         4,296       383,447       121,665       687,978
                                               ----------    ----------    ----------    ----------    ----------    ----------

INCREASE (DECREASE) IN NET ASSETS                 173,515        20,332       133,110       230,911       356,307       509,400

NET ASSETS AT BEGINNING OF PERIOD                 495,950       475,618       631,622       400,711       669,344       159,944
                                               ----------    ----------    ----------    ----------    ----------    ----------

NET ASSETS AT END OF PERIOD                    $  669,465    $  495,950    $  764,732    $  631,622    $1,025,651    $  669,344
                                               ==========    ==========    ==========    ==========    ==========    ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period         92,767        57,887        91,310        45,156       102,903        16,517
    Units issued                                   14,606        69,071        12,808        87,045        27,334       110,282
    Units redeemed                                 (9,411)      (34,191)      (11,996)      (40,891)      (10,029)      (23,896)
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Units outstanding at end of period               97,962        92,767        92,122        91,310       120,208       102,903
                                               ==========    ==========    ==========    ==========    ==========    ==========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Neuberger & Berman
                                                                                                          Advisers Management
                                          MFS Variable Insurance Trust (Service Class) Sub-Accounts       Trust Sub-Accounts
                                          ----------------------------------------------------------  ---------------------------
                                          MFS Research (Service Class) MFS Utilities (Service Class)         AMT Guardian
                                          ---------------------------- -----------------------------  ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------    ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $     (3,917)  $     (4,479)  $      3,391    $      6,115  $        (48)  $        (86)
Net realized gains (losses)                     (6,790)       (19,986)       (12,115)        (73,115)         (400)        (1,326)
Change in unrealized gains (losses)             81,951        (75,308)       158,595         (92,559)        2,150         (1,986)
                                          ------------   ------------   ------------    ------------  ------------   ------------
Increase (decrease) in net assets
  from operations                               71,244        (99,773)       149,871        (159,559)        1,702         (3,398)
                                          ------------   ------------   ------------    ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         6,119         32,137         17,779          84,704             -              -
Benefit payments                                     -        (18,699)        (2,479)         (6,366)            -              -
Payments on termination                         (5,605)       (16,796)       (32,753)        (16,386)       (1,200)        (5,651)
Contract maintenance charge                       (164)          (112)          (150)            (94)            -             (4)
Transfers among the sub-accounts
  and with the Fixed Account - net              (4,532)       231,569         40,899          35,026             -              -
                                          ------------   ------------   ------------    ------------  ------------   ------------

Increase (decrease) in net assets
  from contract transactions                    (4,182)       228,099         23,296          96,884        (1,200)        (5,655)
                                          ------------   ------------   ------------    ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               67,062        128,326        173,167         (62,675)          502         (9,053)

NET ASSETS AT BEGINNING OF PERIOD              329,649        201,323        440,353         503,028         6,458         15,511
                                          ------------   ------------   ------------    ------------  ------------   ------------

NET ASSETS AT END OF PERIOD               $    396,711   $    329,649   $    613,520    $    440,353  $      6,960   $      6,458
                                          ============   ============   ============    ============  ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      52,321         23,833         75,372          66,720           756          1,315
    Units issued                                 3,763         42,202         14,162          50,634             -              -
    Units redeemed                              (4,703)       (13,714)       (11,243)        (41,982)         (127)          (559)
                                          ------------   ------------   ------------    ------------  ------------   ------------
  Units outstanding at end of period            51,381         52,321         78,291          75,372           629            756
                                          ============   ============   ============    ============  ============   ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Oppenheimer Variable Account
                                          Neuberger & Berman Advisers Management Trust Sub-Accounts         Funds Sub-Accounts
                                          ---------------------------------------------------------   ----------------------------
                                                                                                               Oppenheimer
                                               AMT Mid-Cap Growth               AMT Partners                Aggressive Growth
                                          ---------------------------   ----------------------------  ----------------------------
                                              2003           2002           2003           2002           2003            2002
                                          ------------   ------------   ------------   -------------  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $       (328)  $       (444)  $     (1,775)  $     (1,390)  $    (30,550)   $    (16,738)
Net realized gains (losses)                       (292)       (10,102)        (3,933)       (14,022)      (225,251)       (324,488)
Change in unrealized gains (losses)              5,735         (1,507)        37,827        (24,342)       694,778        (368,454)
                                          ------------   ------------   ------------   ------------   ------------    ------------
Increase (decrease) in net assets
  from operations                                5,115        (12,053)        32,119        (39,754)       438,977        (709,680)
                                          ------------   ------------   ------------   ------------   ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                            15              -          2,576            400         26,245         363,646
Benefit payments                                     -         (3,806)             -        (14,728)       (27,128)        (14,488)
Payments on termination                              -         (6,256)       (12,774)        (5,761)      (156,222)       (158,752)
Contract maintenance charge                        (35)           (34)           (35)           (46)        (1,192)         (1,240)
Transfers among the sub-accounts
  and with the Fixed Account - net                   -              -            304         (7,089)       (23,661)        521,947
                                          ------------   ------------   ------------   ------------   ------------    ------------

Increase (decrease) in net assets
  from contract transactions                       (20)       (10,096)        (9,929)       (27,224)      (181,958)        711,113
                                          ------------   ------------   ------------   ------------   ------------    ------------

INCREASE (DECREASE) IN NET ASSETS                5,095        (22,149)        22,190        (66,978)       257,019           1,433

NET ASSETS AT BEGINNING OF PERIOD               19,609         41,758         98,488        165,466      1,973,558       1,972,125
                                          ------------   ------------   ------------   ------------   ------------    ------------

NET ASSETS AT END OF PERIOD               $     24,704   $     19,609   $    120,678   $     98,488   $  2,230,577    $  1,973,558
                                          ============   ============   ============   ============   ============    ============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       2,267          3,352         12,781         16,031        361,077         261,438
    Units issued                                     -              -            362             38         28,239         202,125
    Units redeemed                                  (3)        (1,085)        (1,365)        (3,288)       (62,155)       (102,486)
                                          ------------   ------------   ------------   ------------   ------------    ------------
  Units outstanding at end of period             2,264          2,267         11,778         12,781        327,161         361,077
                                          ============   ============   ============   ============   ============    ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                          ---------------------------------------------------------------------------------------
                                                  Oppenheimer                   Oppenheimer                   Oppenheimer
                                             Capital Appreciation            Global Securities               Main Street (e)
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $    (61,210)  $    (46,415)  $    (16,702)  $    (23,445)  $    (33,855)  $    (52,416)
Net realized gains (losses)                   (214,525)      (377,234)      (160,042)      (194,861)      (230,132)      (489,037)
Change in unrealized gains (losses)          1,776,703     (1,375,580)     1,146,521       (536,796)     1,965,046     (1,282,675)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                            1,500,968     (1,799,229)       969,777       (755,102)     1,701,059     (1,824,128)
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       122,826      1,091,379         17,743        209,095         36,595        701,215
Benefit payments                               (52,346)       (23,546)       (10,783)        (7,794)       (34,565)      (116,208)
Payments on termination                       (418,353)      (508,363)      (177,753)      (147,211)      (518,581)      (618,241)
Contract maintenance charge                     (3,220)        (2,315)          (913)          (892)        (4,576)        (4,458)
Transfers among the sub-accounts
  and with the Fixed Account - net             378,506      1,610,816        (50,034)       287,771        448,705        635,829
                                          ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from contract transactions                    27,413      2,167,971       (221,740)       340,969        (72,422)       598,137
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            1,528,381        368,742        748,037       (414,133)     1,628,637     (1,225,991)

NET ASSETS AT BEGINNING OF PERIOD            5,178,365      4,809,623      2,554,876      2,969,009      6,951,422      8,177,413
                                          ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD               $  6,706,746   $  5,178,365   $  3,302,913   $  2,554,876   $  8,580,059   $  6,951,422
                                          ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     779,189        512,901        306,445        266,290      1,002,779        957,677
    Units issued                               117,672        495,131         34,684        131,702        122,052        383,580
    Units redeemed                            (115,065)      (228,843)       (56,477)       (91,547)      (135,943)      (338,478)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period           781,796        779,189        284,652        306,445        988,888      1,002,779
                                          ============   ============   ============   ============   ============   ============

(e) Previously known as Oppenheimer Main Street Growth & Income

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Putnam Variable
                                               Oppenheimer Variable Account Funds Sub-Accounts              Trust Sub-Accounts
                                        ------------------------------------------------------------  ----------------------------
                                        Oppenheimer Multiple Strategies  Oppenheimer Strategic Bond      VT Discovery Growth (f)
                                        -------------------------------  ---------------------------  ----------------------------
                                            2003               2002           2003           2002           2003           2002
                                        ------------       ------------  ------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $     73,802       $     70,531  $    257,715   $    198,327   $    (10,912)  $     (8,752)
Net realized gains (losses)                  (33,558)           (52,993)       49,138        (24,155)       (11,411)       (27,156)
Change in unrealized gains (losses)        1,065,726           (510,913)      551,897         81,305        215,230       (178,981)
                                        ------------       ------------  ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                          1,105,970           (493,375)      858,750        255,477        192,907       (214,889)
                                        ------------       ------------  ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      64,197            497,289       150,174        719,491          2,001        204,141
Benefit payments                            (203,758)          (103,423)      (42,359)       (57,828)          (138)             -
Payments on termination                     (349,491)          (299,029)     (459,895)      (353,441)       (41,079)       (63,897)
Contract maintenance charge                   (1,998)            (1,567)       (1,782)        (1,064)          (267)          (187)
Transfers among the sub-accounts
  and with the Fixed Account - net           567,990          1,708,143       456,248      1,931,658         90,141        318,132
                                        ------------       ------------  ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from contract transactions                  76,940          1,801,413       102,386      2,238,816         50,658        458,189
                                        ------------       ------------  ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS          1,182,910          1,308,038       961,136      2,494,293        243,565        243,300

NET ASSETS AT BEGINNING OF PERIOD          4,566,886          3,258,848     5,172,856      2,678,563        600,890        357,590
                                        ------------       ------------  ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD             $  5,749,796       $  4,566,886  $  6,133,992   $  5,172,856   $    844,455   $    600,890
                                        ============       ============  ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   513,599            316,206       469,876        255,897        105,712         44,411
    Units issued                              94,747            313,362       139,900        363,405         24,644         92,623
    Units redeemed                           (80,875)          (115,969)     (131,046)      (149,426)       (16,666)       (31,322)
                                        ------------       ------------  ------------   ------------   ------------   ------------
  Units outstanding at end of period         527,471            513,599       478,730        469,876        113,690        105,712
                                        ============       ============  ============   ============   ============   ============

(f) Previously known as VT Voyager II

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                          ---------------------------------------------------------------------------------------
                                             VT Diversified Income          VT Growth and Income        VT Growth Opportunities
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $     83,280   $     38,099   $      1,437   $      1,178   $     (2,090)  $     (1,545)
Net realized gains (losses)                     13,052         (2,426)        (8,420)       (44,658)          (324)       (19,276)
Change in unrealized gains (losses)             93,215          6,666        122,302        (88,314)        27,736        (18,740)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                              189,547         42,339        115,319       (131,794)        25,322        (39,561)
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         6,650         35,949         13,349         45,425          5,500         48,740
Benefit payments                                (6,421)             -              -        (17,181)             -              -
Payments on termination                        (63,046)       (28,193)       (41,514)       (36,034)        (2,026)        (2,045)
Contract maintenance charge                       (225)          (189)          (208)          (193)           (91)           (36)
Transfers among the sub-accounts
  and with the Fixed Account - net             (86,707)       544,124         31,809         55,372         27,976         34,851
                                          ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from contract transactions                  (149,749)       551,691          3,436         47,389         31,359         81,510
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               39,798        594,030        118,755        (84,405)        56,681         41,949

NET ASSETS AT BEGINNING OF PERIOD            1,076,844        482,814        460,473        544,878        102,793         60,844
                                          ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD               $  1,116,642   $  1,076,844   $    579,228   $    460,473   $    159,474   $    102,793
                                          ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     102,535         47,836         62,525         59,133         17,192          7,551
    Units issued                                17,086         82,549          5,754         56,362          5,123         17,050
    Units redeemed                             (29,642)       (27,850)        (5,668)       (52,970)          (456)        (7,409)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period            89,979        102,535         62,611         62,525         21,859         17,192
                                          ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                          ---------------------------------------------------------------------------------------
                                               VT Health Sciences       VT International Equity (g)          VT New Value
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $     (6,178)  $     (9,294)  $        (53)  $        (39)  $     (1,947)  $     (3,103)
Net realized gains (losses)                    (10,102)       (35,224)            44             (7)         1,140        (22,936)
Change in unrealized gains (losses)            115,107       (113,653)         2,390           (180)       166,422        (54,921)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                               98,827       (158,171)         2,381           (226)       165,615        (80,960)
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         1,048        137,782            585          3,323         16,471        145,788
Benefit payments                                  (283)        (1,088)             -              -              -         (2,435)
Payments on termination                        (37,015)       (98,002)          (868)          (450)       (22,393)       (36,876)
Contract maintenance charge                       (230)          (205)           (12)             -           (193)           (85)
Transfers among the sub-accounts
  and with the Fixed Account - net              24,988        318,902          1,480          4,929         82,389        182,452
                                          ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from contract transactions                   (11,492)       357,389          1,185          7,802         76,274        288,844
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               87,335        199,218          3,566          7,576        241,889        207,884

NET ASSETS AT BEGINNING OF PERIOD              611,185        411,967          7,576              -        449,729        241,845
                                          ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD               $    698,520   $    611,185   $     11,142   $      7,576   $    691,618   $    449,729
                                          ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      80,530         42,533            823              -         54,998         25,106
    Units issued                                 8,190         65,430         15,280          1,001         22,062         56,715
    Units redeemed                              (9,803)       (27,433)       (15,143)          (178)       (12,524)       (26,823)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period            78,917         80,530            960            823         64,536         54,998
                                          ============   ============   ============   ============   ============   ============

(g) Previously known as VT International Growth

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                Putnam Variable
                                               Trust Sub-Accounts               STI Classic Variable Trust Sub-Accounts
                                          ---------------------------   ---------------------------------------------------------
                                                  VT Research            STI Capital Appreciation         STI Growth & Income
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $       (828)  $       (355)  $    (56,279)  $    (37,195)  $    (14,450)  $    (17,935)
Net realized gains (losses)                       (453)        (1,277)       (66,983)       (29,688)       (59,923)       (79,529)
Change in unrealized gains (losses)             15,774         (4,063)       721,897       (565,954)       630,152       (525,975)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                               14,493         (5,695)       598,635       (632,837)       555,779       (623,439)
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                             -         43,653         56,931        625,366          8,242        328,372
Benefit payments                                     -              -        (53,786)       (50,145)       (33,810)       (23,359)
Payments on termination                         (7,275)        (9,415)      (197,423)      (173,651)      (174,136)      (107,234)
Contract maintenance charge                        (55)            (7)        (2,183)        (1,264)        (1,258)        (1,124)
Transfers among the sub-accounts
  and with the Fixed Account - net              13,130         25,081         29,134      2,127,842         87,914        406,637
                                          ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from contract transactions                     5,800         59,312       (167,327)     2,528,148       (113,048)       603,292
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               20,293         53,617        431,308      1,895,311        442,731        (20,147)

NET ASSETS AT BEGINNING OF PERIOD               56,709          3,092      3,682,895      1,787,584      2,363,609      2,383,756
                                          ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD               $     77,002   $     56,709   $  4,114,203   $  3,682,895   $  2,806,340   $  2,363,609
                                          ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       6,538            257        493,749        180,181        308,981        241,852
    Units issued                                 3,193          7,646         34,839        402,031         21,756        132,929
    Units redeemed                              (2,569)        (1,365)       (54,882)       (88,463)       (36,886)       (65,800)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             7,162          6,538        473,706        493,749        293,851        308,981
                                          ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                 STI Classic Variable Trust Sub-Accounts
                                          ---------------------------------------------------------------------------------------
                                            STI International Equity     STI Investment Grade Bond        STI Mid-Cap Equity
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2002           2001
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $     (1,919)  $     (4,146)  $    119,583   $    124,414   $    (12,467)  $    (17,068)
Net realized gains (losses)                    (18,795)       (18,025)        41,021          2,393        (53,495)       (77,345)
Change in unrealized gains (losses)            119,585        (45,135)       (58,662)       137,755        429,797       (302,571)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                               98,871        (67,306)       101,942        264,562        363,835       (396,984)
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        10,337         39,607         60,877        382,679         42,447        405,872
Benefit payments                                (3,143)        (1,495)      (121,849)       (35,414)       (17,173)        (2,883)
Payments on termination                        (37,601)       (47,629)      (389,616)      (324,321)      (111,093)       (70,922)
Contract maintenance charge                       (141)          (106)        (1,938)        (1,134)          (816)          (555)
Transfers among the sub-accounts
  and with the Fixed Account - net              (1,987)       152,516       (217,054)     3,161,516        114,707        553,562
                                          ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from contract transactions                   (32,535)       142,893       (669,580)     3,183,326         28,072        885,074
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               66,336         75,587       (567,638)     3,447,888        391,907        488,090

NET ASSETS AT BEGINNING OF PERIOD              306,778        231,191      5,691,902      2,244,014      1,300,766        812,676
                                          ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD               $    373,114   $    306,778   $  5,124,264   $  5,691,902   $  1,692,673   $  1,300,766
                                          ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      47,579         29,258        500,706        204,655        188,175         86,297
    Units issued                                 5,879         34,708        121,553        422,933         40,011        151,153
    Units redeemed                             (10,965)       (16,387)      (182,370)      (126,882)       (36,594)       (49,275)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period            42,493         47,579        439,889        500,706        191,592        188,175
                                          ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------

                                                                STI Classic Variable Trust Sub-Accounts
                                               ------------------------------------------------------------------------
                                               STI Quality
                                               Growth Stock       STI Small Cap Equity         STI Value Income Stock
                                               ------------   ---------------------------   ---------------------------
                                                 2002 (k)         2003           2002           2003           2002
                                               ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                   $    (14,779)  $    (28,198)  $    (19,636)  $      1,394   $      1,479
Net realized gains (losses)                        (612,048)        25,717         12,666        (28,344)       (48,114)
Change in unrealized gains (losses)                 302,139      1,074,530       (132,640)       408,274       (287,281)
                                               ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                  (324,688)     1,072,049       (139,610)       381,324       (333,916)
                                               ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                             89,169         75,392        529,380         18,030        307,155
Benefit payments                                    (14,199)       (23,129)        (1,029)        (6,813)        (7,016)
Payments on termination                             (84,858)      (167,030)       (79,084)      (109,848)       (43,556)
Contract maintenance charge                            (678)        (1,542)          (946)        (1,076)          (802)
Transfers among the sub-accounts
  and with the Fixed Account - net               (1,023,183)       212,052      1,053,048         99,631        575,811
                                               ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from contract transactions                     (1,033,749)        95,743      1,501,369            (76)       831,592
                                               ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                (1,358,437)     1,167,792      1,361,759        381,248        497,676

NET ASSETS AT BEGINNING OF PERIOD                 1,358,437      2,883,953      1,522,194      1,791,382      1,293,706
                                               ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                    $          -   $  4,051,745   $  2,883,953   $  2,172,630   $  1,791,382
                                               ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period          178,852        236,109        115,262        220,251        128,855
    Units issued                                     61,892         40,089        170,904         20,762        130,863
    Units redeemed                                 (240,744)       (32,123)       (50,057)       (20,544)       (39,467)
                                               ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period                      -        244,075        236,109        220,469        220,251
                                               ============   ============   ============   ============   ============

(k) For the period beginning January 1, 2002 and ended September 6, 2002

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                           The Universal Institutional Funds, Inc. Sub-Accounts
                                          ---------------------------------------------------------------------------------------
                                                 Van Kampen UIF                Van Kampen UIF               Van Kampen UIF
                                                 Equity Growth                  Fixed Income              Global Value Equity
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $     (2,297)  $     (2,151)  $    (25,802)  $     35,581   $       (481)  $         26
Net realized gains (losses)                     (5,959)        (6,919)        15,045         11,817         (3,576)           317
Change in unrealized gains (losses)             39,973        (47,596)        66,512          4,459         11,314         (8,548)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                               31,717        (56,666)        55,755         51,857          7,257         (8,205)
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         8,050         36,502        217,836        496,456             17         14,524
Benefit payments                                     -              -        (16,635)             -              -              -
Payments on termination                        (11,979)       (13,495)       (57,940)       (58,829)        (9,938)          (524)
Contract maintenance charge                       (105)          (111)          (466)          (121)           (49)           (34)
Transfers among the sub-accounts
  and with the Fixed Account - net                (332)         7,918        670,295        631,768             (7)        12,308
                                          ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from contract transactions                    (4,366)        30,814        813,090      1,069,274         (9,977)        26,274
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               27,351        (25,852)       868,845      1,121,131         (2,720)        18,069

NET ASSETS AT BEGINNING OF PERIOD              138,943        164,795      1,398,490        277,359         40,508         22,439
                                          ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD               $    166,294   $    138,943   $  2,267,335   $  1,398,490   $     37,788   $     40,508
                                          ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      20,693         17,182        125,749         25,804          5,026          2,159
    Units issued                                   916          5,102         87,812        131,272              -          2,937
    Units redeemed                              (1,370)        (1,591)       (15,701)       (31,327)        (1,240)           (70)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period            20,239         20,693        197,860        125,749          3,786          5,026
                                          ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                           The Universal Institutional Funds, Inc. Sub-Accounts
                                          ---------------------------------------------------------------------------------------
                                                Van Kampen UIF                Van Kampen UIF                Van Kampen UIF
                                             International Magnum            Mid Cap Value (h)             U.S. Real Estate
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $          -   $        (19)  $     (7,968)  $     (5,987)  $     (1,336)  $        124
Net realized gains (losses)                          -         (2,191)       (12,389)       (11,958)         2,396             69
Change in unrealized gains (losses)                  -          2,132        210,224       (127,663)        29,837           (168)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                    -            (78)       189,867       (145,608)        30,897             25
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                             -              -         87,814        121,424          5,484              -
Benefit payments                                     -              -         (8,749)             -              -              -
Payments on termination                              -         (5,430)       (28,514)       (50,446)       (11,710)             -
Contract maintenance charge                          -              -           (499)          (323)             -              -
Transfers among the sub-accounts
  and with the Fixed Account - net                   -              -         47,003        124,117        128,182          5,269
                                          ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from contract transactions                         -         (5,430)        97,055        194,772        121,956          5,269
                                          ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                    -         (5,508)       286,922         49,164        152,853          5,294

NET ASSETS AT BEGINNING OF PERIOD                    -          5,508        435,191        386,027          5,294              -
                                          ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD               $          -   $          -   $    722,113   $    435,191   $    158,147   $      5,294
                                          ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                           -            625         56,334         32,834            590              -
    Units issued                                     -              -         19,261         31,818         17,861            590
    Units redeemed                                   -           (625)        (7,186)        (8,318)        (5,538)             -
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period                 -              -         68,409         56,334         12,913            590
                                          ============   ============   ============   ============   ============   ============

(h) Previously known as Van Kampen UIF Mid Cap Core

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------

                                               The Universal Institutional
                                                Funds, Inc. Sub-Accounts
                                               ---------------------------
                                                  Van Kampen UIF Value
                                               ---------------------------
                                                   2003           2002
                                               ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                   $     (3,492)  $     (1,272)
Net realized gains (losses)                            (889)        (4,189)
Change in unrealized gains (losses)                  69,889        (50,854)
                                               ------------   ------------
Increase (decrease) in net assets
  from operations                                    65,508        (56,315)
                                               ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                             13,927         36,474
Benefit payments                                          -        (19,063)
Payments on termination                              (9,140)       (29,601)
Contract maintenance charge                            (192)          (165)
Transfers among the sub-accounts
  and with the Fixed Account - net                   14,188         18,662
                                               ------------   ------------

Increase (decrease) in net assets
  from contract transactions                         18,783          6,307
                                               ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                    84,291        (50,008)

NET ASSETS AT BEGINNING OF PERIOD                   193,043        243,051
                                               ------------   ------------

NET ASSETS AT END OF PERIOD                    $    277,334   $    193,043
                                               ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           22,049         20,577
    Units issued                                      3,165          7,308
    Units redeemed                                     (958)        (5,836)
                                               ------------   ------------
  Units outstanding at end of period                 24,256         22,049
                                               ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Glenbrook Life Multi-Manager Variable Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Glenbrook Life issued five variable annuity contracts, Enhanced Allstate(R) Provider, Allstate(R) Provider, Allstate(R) Provider Ultra, Allstate(R) Provider Advantage, and Allstate(R) Provider Extra (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new customers. Absent any Contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND
          AIM V.I. Aggressive Growth                      (CONTINUED)
          AIM V.I. Balanced                                  VIP Equity-Income
          AIM V.I. Capital Appreciation                      VIP Growth
          AIM V.I. Core Equity                               VIP High Income
          AIM V.I. Dent Demographics                         VIP Index 500
          AIM V.I. Diversified Income                        VIP Overseas
          AIM V.I. Global Utilities                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE
          AIM V.I. Government Securities                  CLASS 2)
          AIM V.I. Growth                                    VIP Asset Manager Growth (Service Class 2)
          AIM V.I. High Yield                                VIP Contrafund (Service Class 2)
          AIM V.I. International Growth                      VIP Equity-Income (Service Class 2)
          AIM V.I. Premier Equity                            VIP Growth (Service Class 2)
     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.              VIP High Income (Service Class 2)
          American Century VP Balanced                       VIP Index 500 (Service Class 2)
          American Century VP International                  VIP Overseas (Service Class 2)
     DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
          Dreyfus Socially Responsible Growth Fund        TRUST
     DREYFUS STOCK INDEX FUND                                Franklin Global Health Care Securities (Merged into
          Dreyfus Stock Index Fund                               Franklin Small Cap on April 30, 2002)
     DREYFUS VARIABLE INVESTMENT FUND                        Franklin Small Cap
          VIF Growth and Income                              Franklin Technology Securities (Merged into
          VIF Money Market                                       Franklin Small Cap on April 30, 2003)
          VIF Small Company Stock                            Mutual Shares Securities
     FEDERATED INSURANCE SERIES                              Templeton Developing Markets Securities
          Federated Prime Money Fund II                      Templeton Foreign Securities
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND               Templeton Global Income Securities
          VIP Contrafund                                     Templeton Growth Securities

--------------------------------------------------------------------------------
1.   ORGANIZATION (CONTINUED)

     GOLDMAN SACHS VARIABLE INSURANCE TRUST             OPPENHEIMER VARIABLE ACCOUNT FUNDS
          VIT Capital Growth                              (CONTINUED)
          VIT CORE Large Cap Growth (Closed April 30,        Oppenheimer Main Street  (formerly known as
              2002)                                             Oppenheimer Main Street Growth & Income)
          VIT CORE Small Cap Equity                          Oppenheimer Multiple Strategies
          VIT CORE U.S. Equity                               Oppenheimer Strategic Bond
          VIT Global Income (Closed April 30, 2002)     PUTNAM VARIABLE TRUST
          VIT Growth and Income                              VT Discovery Growth (formerly known as VT
          VIT International Equity                              Voyager II)
          VIT Mid Cap Value                                  VT Diversified Income
     LSA VARIABLE SERIES TRUST                               VT Growth and Income
          LSA Capital Growth (formerly known as LSA          VT Growth Opportunities
              Growth Equity)                                 VT Health Sciences
          LSA Diversified Mid Cap                            VT International Equity (formerly known as VT
          LSA Equity Growth (formerly known as Focused       International Growth)
              Equity)                                        VT New Value
     MFS VARIABLE INSURANCE TRUST                            VT Research
          MFS Emerging Growth                           STI CLASSIC VARIABLE TRUST
          MFS Investors Trust                                STI Capital Appreciation
          MFS New Discovery                                  STI Growth & Income
          MFS Research                                       STI International Equity
          MFS Utilities                                      STI Investment Grade Bond
     MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)            STI Mid-Cap Equity
          MFS Emerging Growth (Service Class)                STI Quality Growth Stock (Closed September 6,
          MFS Investors Trust (Service Class)                   2002)
          MFS New Discovery (Service Class)                  STI Small Cap Value Equity
          MFS Research (Service Class)                       STI Value Income Stock
          MFS Utilities (Service Class)                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST            Van Kampen UIF Equity Growth
          AMT Guardian                                       Van Kampen UIF Fixed Income
          AMT Mid-Cap Growth                                 Van Kampen UIF Global Value Equity
          AMT Partners                                       Van Kampen UIF International Magnum *
     OPPENHEIMER VARIABLE ACCOUNT FUNDS                      Van Kampen UIF Mid Cap Value (Previously
          Oppenheimer Aggressive Growth                         known as Van Kampen UIF Mid Cap Core)
          Oppenheimer Capital Appreciation                   Van Kampen UIF U.S. Real Estate
          Oppenheimer Global Securities                      Van Kampen UIF Value

        *Fund was available, but had no activity as of December 31, 2003.

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 4). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Glenbrook Life.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

--------------------------------------------------------------------------------
1.   ORGANIZATION (CONTINUED)
     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

      The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets at 0.85% for LSA Capital Growth, 0.90% for LSA Diversified Mid Cap , and 0.95% for LSA Equity Growth.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Glenbrook Life.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

3.   MERGER

     On March 10, 2004, the Board of Directors of Glenbrook Life approved the merger of the Glenbrook Life Scudder Variable Account A ("Scudder Account") and the Glenbrook Life and Annuity Company Variable Annuity Account ("Variable Annuity Account") into the Account (the "Merger"). Glenbrook Life will consummate the Merger on May 1, 2004. Collectively, the Account, Scudder Account, and the Variable Annuity Account are referred to as the "Separate Accounts".

     At December 31, 2003, the Scudder Account, Variable Annuity Account and the Account offered 9, 38 and 88 variable sub-accounts, respectively. The 38 sub-accounts offered by the Variable Annuity Account were invested in the same underlying funds as 38 of the sub accounts offered by the Account. Upon completion of the merger on May 1, 2004, the Account will offer 97 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, will require no adjustments and will not change the number of units and accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Account will not change as a result of the Merger. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the Merger as of December 31, 2003.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                      Pre-Merger                                    Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                               Glenbrook Life                              Glenbrook Life and      Glenbrook Life
                                               Multi-Manager    Glenbrook Life Scudder       Annuity Company        Multi-Manager
SUB-ACCOUNT                                   Variable Account    Variable Account A    Variable Annuity Account  Variable Account
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V. I. Aggressive Growth              $         74,754  $                    -  $                      -  $         74,754
     AIM V. I. Balanced                              4,094,218                       -                   819,004         4,913,222
     AIM V. I. Capital Appreciation                  3,861,372                       -                11,309,710        15,171,082
     AIM V. I. Core Equity                           3,002,124                       -                 1,064,165         4,066,289
     AIM V. I. Dent Demographics                         6,437                       -                         -             6,437
     AIM V. I. Diversified Income                    1,278,976                       -                         -         1,278,976
     AIM V. I. Global Utilities                         17,475                       -                         -            17,475
     AIM V. I. Government Securities                   775,116                       -                         -           775,116
     AIM V. I. Growth                                2,376,164                       -                   481,715         2,857,879
     AIM V. I. High Yield                              701,804                       -                 1,127,937         1,829,741
     AIM V. I. International Growth                    126,200                       -                         -           126,200
     AIM V. I. Premier Equity                        5,327,055                       -                 2,762,247         8,089,302

American Century Variable Portfolios, Inc.
     American Century VP Balanced                       84,643                       -                         -            84,643
     American Century VP International                  89,593                       -                         -            89,593

Dreyfus Socially Responsible Growth Fund, Inc.
     Dreyfus Socially Responsible Growth Fund          319,704                       -                         -           319,704

Dreyfus Stock Index Fund
     Dreyfus Stock Index Fund                        2,329,338                       -                         -         2,329,338

Dreyfus Variable Investment Fund
     VIF Growth & Income                               398,468                       -                         -           398,468
     VIF Money Market                                1,570,462                       -                         -         1,570,462
     VIF Small Company Stock                            69,649                       -                         -            69,649

Federated Insurance Series
     Federated Prime Money Fund II                   6,937,319                       -                 6,328,665        13,265,984

Fidelity Variable Insurance Products Fund
     VIP Contrafund                                  5,380,622                       -                 1,436,940         6,817,562
     VIP Equity-Income                               4,735,166                       -                 1,409,011         6,144,177
     VIP Growth                                      4,616,073                       -                 1,858,465         6,474,538
     VIP High Income                                 2,020,370                       -                   347,926         2,368,296
     VIP Index 500                                   3,340,950                       -                 2,915,799         6,256,749
     VIP Overseas                                      573,329                       -                   392,578           965,907

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                      Pre-Merger                                     Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                               Glenbrook Life                              Glenbrook Life and      Glenbrook Life
                                                Multi-Manager   Glenbrook Life Scudder       Annuity Company        Multi-Manager
SUB-ACCOUNT                                   Variable Account    Variable Account A    Variable Annuity Account  Variable Account
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
  (Service Class 2)
     VIP Asset Manager Growth (Service
       Class 2)                                         31,137                       -                         -            31,137
     VIP Contrafund (Service Class 2)                1,256,102                       -                         -         1,256,102
     VIP Equity-Income (Service Class 2)             3,336,055                       -                         -         3,336,055
     VIP Growth (Service Class 2)                      892,230                       -                         -           892,230
     VIP High Income (Service Class 2)               1,202,441                       -                         -         1,202,441
     VIP Index 500 (Service Class 2)                 1,786,588                       -                         -         1,786,588
     VIP Overseas (Service Class 2)                     49,712                       -                         -            49,712

Franklin Templeton Variable Insurance
  Products Trust
     Franklin Small Cap                                347,547                       -                         -           347,547
     Mutual Shares Securities                        1,258,339                       -                         -         1,258,339
     Templeton Developing Markets Securities            33,070                       -                         -            33,070
     Templeton Foreign Securities                      303,461                       -                         -           303,461
     Templeton Global Income Securities                628,975                       -                   768,954         1,397,929
     Templeton Growth Securities                     1,025,837                       -                 5,300,479         6,326,316

Goldman Sachs Variable Insurance Trust
     VIT Capital Growth                                 77,782                       -                         -            77,782
     VIT CORE Small Cap Equity                         413,884                       -                         -           413,884
     VIT CORE U.S. Equity                              314,673                       -                         -           314,673
     VIT Growth and Income                               7,620                       -                         -             7,620
     VIT International Equity                           20,068                       -                         -            20,068
     VIT Mid Cap Value                                   7,556                       -                         -             7,556

LSA Variable Series Trust
     LSA Capital Growth Fund                           172,363                       -                         -           172,363
     LSA Diversified Mid Cap                               223                       -                         -               223
     LSA Equity Growth                                  96,250                       -                         -            96,250

MFS Variable Insurance Trust
     MFS Emerging Growth                             2,391,176                       -                   842,244         3,233,420
     MFS Investors Trust                               736,644                       -                   259,946           996,590
     MFS New Discovery                                 489,057                       -                    75,247           564,304
     MFS Research                                    1,577,921                       -                   556,088         2,134,009
     MFS Utilities                                      14,735                       -                    59,333            74,068

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                      Pre-Merger                                     Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                               Glenbrook Life                              Glenbrook Life and      Glenbrook Life
                                                Multi-Manager   Glenbrook Life Scudder       Annuity Company        Multi-Manager
SUB-ACCOUNT                                   Variable Account    Variable Account A    Variable Annuity Account  Variable Account
----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Service Class)
     MFS Emerging Growth (Service Class)               669,465                       -                         -           669,465
     MFS Investors Trust (Service Class)               764,732                       -                         -           764,732
     MFS New Discovery (Service Class)               1,025,651                       -                         -         1,025,651
     MFS Research (Service Class)                      396,711                       -                         -           396,711
     MFS Utilities (Service Class)                     613,520                       -                         -           613,520

Neuberger & Berman Advisers Management Trust
     AMT Guardian                                        6,960                       -                         -             6,960
     AMT Mid-Cap Growth                                 24,704                       -                         -            24,704
     AMT Partners                                      120,678                       -                         -           120,678

Oppenheimer Variable Account Funds
     Oppenheimer Aggressive Growth                   2,230,577                       -                   510,146         2,740,723
     Oppenheimer Capital Appreciation                6,706,746                       -                 1,174,909         7,881,655
     Oppenheimer Global Securities                   3,302,913                       -                 1,391,192         4,694,105
     Oppenheimer Main Street                         8,580,059                       -                 2,541,435        11,121,494
     Oppenheimer Multiple Strategies                 5,749,796                       -                 6,474,185        12,223,981
     Oppenheimer Strategic Bond                      6,133,992                       -                 2,508,901         8,642,893

Putnam Variable Trust
     VT Discovery Growth                               844,455                       -                         -           844,455
     VT Diversified Income                           1,116,642                       -                   111,256         1,227,898
     VT Growth and Income                              579,228                       -                    38,535           617,763
     VT Growth Opportunities                           159,474                       -                    24,870           184,344
     VT Health Sciences                                698,520                       -                    64,315           762,835
     VT International Equity                            11,142                       -                         -            11,142
     VT New Value                                      691,618                       -                    25,866           717,484
     VT Research                                        77,002                       -                         -            77,002

Scudder Variable Series I
     Balanced                                                -               3,237,017                         -         3,237,017
     Bond                                                    -               1,383,149                         -         1,383,149
     Capital Growth                                          -               2,026,920                         -         2,026,920
     Global Discovery                                        -               1,577,600                         -         1,577,600
     Growth and Income                                       -               1,569,589                         -         1,569,589
     International                                           -                 915,939                         -           915,939
     Money Market                                            -               1,593,166                         -         1,593,166
     21st Century Growth                                     -                 657,152                         -           657,152

Scudder Variable Series II
     Growth                                                  -                 841,556                         -           841,556

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                      Pre-Merger                                    Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                               Glenbrook Life                              Glenbrook Life and      Glenbrook Life
                                                Multi-Manager   Glenbrook Life Scudder       Annuity Company        Multi-Manager
SUB-ACCOUNT                                   Variable Account    Variable Account A    Variable Annuity Account  Variable Account
----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust
     STI Capital Appreciation                        4,114,203                       -                47,386,083        51,500,286
     STI Growth & Income                             2,806,340                       -                 1,128,155         3,934,495
     STI International Equity                          373,114                       -                 6,244,770         6,617,884
     STI Investment Grade Bond                       5,124,264                       -                13,826,045        18,950,309
     STI Mid-Cap Equity                              1,692,673                       -                12,264,454        13,957,127
     STI Small Cap Value Equity                      4,051,745                       -                 6,909,691        10,961,436
     STI Value Income Stock                          2,172,630                       -                38,138,755        40,311,385

The Universal Institutional Funds, Inc.
     Van Kampen UIF Equity Growth                      166,294                       -                         -           166,294
     Van Kampen UIF Fixed Income                     2,267,335                       -                         -         2,267,335
     Van Kampen UIF Global Value Equity                 37,788                       -                         -            37,788
     Van Kampen UIF Mid Cap Value                      722,113                       -                         -           722,113
     Van Kampen UIF U.S. Real Estate                   158,147                       -                         -           158,147
     Van Kampen UIF Value                              277,334                       -                         -           277,334
                                              ----------------  ----------------------  ------------------------  ----------------
         TOTAL NET ASSETS                     $    137,047,392  $           13,802,088  $            180,880,016  $    331,729,496
                                              ================  ======================  ========================  ================

--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.05% to 1.95% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the lives of the Contracts.

     ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the lives of the Contracts. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $35 on each Contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 6% to 8% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations but are remitted to Glenbrook Life.

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2003 were as follows:

                                                                         Purchases
                                                                        ------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                        $      3,597
     AIM V. I. Balanced                                                      375,110
     AIM V. I. Capital Appreciation                                          207,031
     AIM V. I. Core Equity                                                   129,377
     AIM V. I. Dent Demographics                                                   5
     AIM V. I. Diversified Income                                            171,200
     AIM V. I. Global Utilities                                                  607
     AIM V. I. Government Securities                                         177,260
     AIM V. I. Growth                                                        189,751
     AIM V. I. High Yield                                                    152,690
     AIM V. I. International Growth                                           16,620
     AIM V. I. Premier Equity                                                236,949

Investments in the American Century Variable Portfolios, Inc
  Sub-Accounts:
     American Century VP Balanced                                             16,183
     American Century VP International                                           656

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
  Sub-Account:
     Dreyfus Socially Responsible Growth Fund                                 25,227

Investments in the Dreyfus Stock Index Fund Sub-Account:
     Dreyfus Stock Index Fund                                                295,499

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
     VIF Growth & Income                                                      79,000
     VIF Money Market                                                        616,697
     VIF Small Company Stock                                                   6,415

Investments in the Federated Insurance Series Sub-Account:
     Federated Prime Money Fund II                                         2,277,772

Investments in the Fidelity Variable Insurance Products Fund
  Sub-Accounts:
     VIP Contrafund                                                          365,889
     VIP Equity-Income                                                       433,965
     VIP Growth                                                              138,023
     VIP High Income                                                         634,810
     VIP Index 500                                                           199,497
     VIP Overseas                                                             11,216

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                         Purchases
                                                                        ------------
Investments in the Fidelity Variable Insurance Products Fund
  (Service Class 2) Sub-Accounts:
     VIP Asset Manager Growth (Service Class 2)                         $     14,378
     VIP Contrafund (Service Class 2)                                        194,081
     VIP Equity-Income (Service Class 2)                                     625,594
     VIP Growth (Service Class 2)                                            219,528
     VIP High Income (Service Class 2)                                       513,126
     VIP Index 500 (Service Class 2)                                         180,043
     VIP Overseas (Service Class 2)                                            1,249

Investments in the Franklin Templeton Variable Insurance Products
  Trust Sub-Accounts:
     Franklin Small Cap (a)                                                  101,230
     Franklin Technology Securities (a)                                          952
     Mutual Shares Securities                                                369,999
     Templeton Developing Markets Securities                                  19,585
     Templeton Foreign Securities                                            140,373
     Templeton Global Income Securities                                      252,964
     Templeton Growth Securities                                             219,759

Investments in the Goldman Sachs Variable Insurance Trust
  Sub-Accounts:
     VIT Capital Growth                                                          732
     VIT CORE Small Cap Equity                                                61,197
     VIT CORE U.S. Equity                                                     63,072
     VIT Growth and Income                                                        87
     VIT International Equity                                                    680
     VIT Mid Cap Value                                                           134

Investments in the LSA Variable Series Trust Sub-Accounts:
     LSA Capital Growth (b)                                                  111,454
     LSA Diversified Mid Cap (c)                                                 172
     LSA Equity Growth (d)                                                    65,397

Investments in the MFS Variable Insurance Trust Sub-Accounts:
     MFS Emerging Growth                                                     102,848
     MFS Investors Trust                                                      87,554
     MFS New Discovery                                                       108,314
     MFS Research                                                             53,592
     MFS Utilities                                                               292

(a) On April 30, 2003, Franklin Technology Securities merged into Franklin Small Cap

(b) Previously known as LSA Growth Equity

(c) For period beginning May 1, 2003 and ended December 31, 2003

(d) Previously known as LSA Focused Equity

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                         Purchases
                                                                        ------------
Investments in the MFS Variable Insurance Trust (Service Class)
  Sub-Accounts:
     MFS Emerging Growth (Service Class)                                $     85,330
     MFS Investors Trust (Service Class)                                      53,659
     MFS New Discovery (Service Class)                                       163,455
     MFS Research (Service Class)                                             23,093
     MFS Utilities (Service Class)                                           118,087

Investments in the Neuberger & Berman Advisers Management Trust
  Sub-Accounts:
     AMT Guardian                                                                 53
     AMT Partners                                                              3,314

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                                           150,087
     Oppenheimer Capital Appreciation                                        719,996
     Oppenheimer Global Securities                                           304,753
     Oppenheimer Main Street (e)                                             849,681
     Oppenheimer Multiple Strategies                                         963,711
     Oppenheimer Strategic Bond                                            1,744,747

Investments in the Putnam Variable Trust Sub-Accounts:
     VT Discovery Growth (f)                                                 103,085
     VT Diversified Income                                                   261,648
     VT Growth and Income                                                     53,895
     VT Growth Opportunities                                                  34,759
     VT Health Sciences                                                       51,776
     VT International Equity (g)                                               2,280
     VT New Value                                                            149,709
     VT Research                                                              27,291

(e) Previously known as Oppenheimer Main Street Growth & Income

(f) Previously known as VT Voyager II

(g) Previously known as VT International Growth

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                         Purchases
                                                                        ------------
Investments in the STI Classic Variable Trust Sub-Accounts:
     STI Capital Appreciation                                           $    205,976
     STI Growth & Income                                                     176,453
     STI International Equity                                                 39,430
     STI Investment Grade Bond                                             1,461,868
     STI Mid-Cap Equity                                                      244,071
     STI Small Cap Value Equity                                              488,835
     STI Value Income Stock                                                  193,463

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
     Van Kampen UIF Equity Growth                                              8,058
     Van Kampen UIF Fixed Income                                             913,621
     Van Kampen UIF Global Value Equity                                            1
     Van Kampen UIF Mid Cap Value (h)                                        153,581
     Van Kampen UIF U.S. Real Estate                                         142,023
     Van Kampen UIF Value                                                     28,052
                                                                        ------------

                                                                        $ 20,189,273
                                                                        ============

(h) Previously known as Van Kampen UIF Mid Cap Core

--------------------------------------------------------------------------------
6.   FINANCIAL HIGHLIGHTS

     Glenbrook Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Glenbrook Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests.

        ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

        *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

             Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

             Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  ----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  ------------------
     Investments in the AIM Variable
       Insurance Funds Sub-Accounts:
         AIM V. I. Aggressive Growth
           2003                              9  $  8.11 - $  8.22  $       75           0.00%  1.35 %-  1.85 %    24.33 %-   24.97 %
           2002                             11     6.52 -    6.57          73           0.00   1.35  -  1.85     -24.10  -  -23.71
           2001 (l)                          3     8.59 -    8.62          29           0.00   1.35  -  1.85     -14.11  -  -13.82
         AIM V. I. Balanced
           2003                            451     8.45 -    9.90       4,094           1.93   1.15  -  1.85      14.21  -   15.03
           2002                            475     7.40 -    8.61       3,776           2.53   1.15  -  1.85     -18.63  -  -18.05
           2001                            440     9.09 -   10.50       4,356           1.97   1.15  -  1.85     -12.44  -   -9.10

     (l)  For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the AIM Variable
       Insurance Funds
       Sub-Accounts (continued):
         AIM V. I. Capital
           Appreciation
             2003                          433  $  8.16 - $ 10.42  $    3,861         0.00 %   1.15 %-  1.85 %    27.13 %-   28.04 %
             2002                          465     6.42 -    8.14       3,313         0.00     1.15  -  1.85     -25.76  -  -25.22
             2001                          530     8.64 -   10.88       5,112         0.00     1.15  -  1.85     -24.16  -  -13.58
         AIM V. I. Core Equity
             2003                          337     8.57 -    9.98       3,002         0.95     1.15  -  1.85      22.12  -   23.00
             2002                          370     7.02 -    8.11       2,708         0.30     1.15  -  1.85     -17.15  -  -16.55
             2001                          440     8.47 -    9.72       3,891         0.05     1.15  -  1.85     -23.72  -  -15.32
         AIM V. I. Dent
           Demographics
             2003                            1     7.58 -    7.68           6         0.00     1.35  -  1.85      34.93  -   35.61
             2002                            1     5.62 -    5.66           6         0.00     1.35  -  1.85     -33.46  -  -33.12
             2001 (l)                        1     8.44 -    8.47           9         0.00     1.35  -  1.85     -15.59  -  -15.30
         AIM V. I. Diversified
           Income
             2003                          116    10.86 -   11.04       1,279         6.39     1.15  -  1.85       7.22  -    7.99
             2002                          113    10.13 -   10.22       1,156        13.31     1.15  -  1.85       0.41  -    1.13
             2001                           18    10.09 -   10.10         175         6.29     1.15  -  1.85       0.92  -    2.40
         AIM V. I. Global Utilities
             2003                            2     8.35 -    8.92          17         3.78     1.35  -  1.37      17.42  -   17.44
             2002                            2     7.11 -    7.59          15         2.97     1.35  -  1.37     -26.55  -  -26.53
             2001                            2    10.30 -   10.34          20         1.19     1.35  -  1.45     -28.90  -    2.97
         AIM V. I. Government
           Securities
             2003                           64    11.70 -   12.22         775         2.41     1.15  -  1.65      -0.58  -   -0.09
             2002                           62    11.77 -   12.23         756         2.36     1.15  -  1.65       8.34  -   17.73
             2001                           36    11.29 -   11.69         415         2.06     1.15  -  1.45       4.87  -    5.19
         AIM V. I. Growth
             2003                          375     7.19 -    7.30       2,376         0.00     1.15  -  1.85      28.81  -   29.74
             2002                          403     5.55 -    5.67       1,981         0.00     1.15  -  1.85     -32.25  -  -31.76
             2001                          458     8.13 -    8.37       3,307         0.21     1.15  -  1.85     -34.65  -  -16.33
         AIM V. I. High Yield
             2003                           69     9.99 -   10.93         702         7.73     1.15  -  1.85      25.67  -   26.58
             2002                           64     7.89 -    8.70         510         0.00     1.15  -  1.85      -7.58  -   -6.91
             2001                           67     8.48 -    9.41         571        15.34     1.15  -  1.85      -6.09  -   -5.88

     (l)  For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the AIM Variable
       Insurance Funds
       Sub-Accounts (continued):
         AIM V. I. International
           Growth
             2003                           13  $  9.37 - $  9.58  $      126         0.51 %   1.15 %-  1.59 %    27.03 %-   27.59 %
             2002                           14     7.37 -    7.51         109         0.55     1.15  -  1.59     -17.01  -  -16.64
             2001                           17     6.25 -    9.01         149         0.31     1.15  -  1.65     -37.45  -  -24.41
         AIM V. I. Premier
           Equity
             2003                          630     7.41 -    9.20       5,327         0.30     1.15  -  1.85      22.77  -   23.65
             2002                          668     6.04 -    7.44       4,606         0.30     1.15  -  1.85     -31.55  -  -31.06
             2001                          757     8.82 -   10.79       7,772         0.13     1.15  -  1.85     -13.57  -  -11.77

     Investments in the American
       Century Variable Portfolios,
       Inc. Sub-Accounts:
         American Century VP
           Balanced
             2003                            7    12.58 -   12.66          85         3.54     1.35  -  1.45      17.74  -   17.86
             2002                           11    10.69 -   10.75         114         2.80     1.35  -  1.45     -10.86  -  -10.77
             2001                           12    11.99 -   12.04         142         3.62     1.35  -  1.45      -4.94  -   -4.84
         American Century VP
           International
             2003                            9    10.46 -   10.52          90         0.70     1.35  -  1.45      22.72  -   22.84
             2002                            9     8.52 -    8.57          73         0.88     1.35  -  1.45     -21.52  -  -21.44
             2001                           12    10.86 -   10.91         128         0.09     1.35  -  1.45     -30.20  -  -30.13

     Investments in the Dreyfus
       Socially Responsible
       Growth Fund, Inc.
       Sub-Account:
         Dreyfus Socially
           Responsible Growth
           Fund
             2003                           39     5.55 -    8.48         320         0.11     1.15  -  1.65      23.94  -   24.56
             2002                           39     4.48 -    6.81         259         0.27     1.15  -  1.65     -30.11  -  -29.76
             2001                           26     6.41 -    9.69         264         0.06     1.15  -  1.65     -35.90  -  -23.47

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the Dreyfus
       Stock Index Fund
       Sub-Account:
         Dreyfus Stock Index
           Fund
             2003                          244  $  8.66 - $  9.83  $    2,329         1.45 %   1.15 %-  1.85 %    25.99 %-   26.90 %
             2002                          249     6.87 -    7.75       1,907         1.46     1.15  -  1.85     -23.80  -  -23.25
             2001                          185     9.02 -   10.10       1,997         1.52     1.15  -  1.85     -13.19  -   -9.82

     Investments in the Dreyfus
       Variable Investment Fund
       Sub-Accounts:
         VIF Growth & Income
             2003                           41     8.31 -   10.19         398         0.81     1.15  -  1.85      24.23  -   25.12
             2002                           42     6.69 -    8.15         340         0.60     1.15  -  1.85     -33.13  -  -26.18
             2001                           45     8.68 -   11.04         498         0.46     1.15  -  1.65     -13.17  -   -6.93
         VIF Money Market
             2003                          149     9.93 -   11.19       1,570         0.71     1.15  -  1.85      -1.17  -   -0.45
             2002                          242    10.05 -   11.25       2,652         1.38     1.15  -  1.85      -0.41  -    0.30
             2001                          146    10.09 -   11.21       1,612         3.00     1.15  -  1.85       0.90  -   12.11
         VIF Small Company
           Stock
             2003                            5    13.13 -   13.35          70         0.12     1.35  -  1.59      40.69  -   41.02
             2002                            5     9.49 -    9.67          46         0.24     1.15  -  1.59     -20.98  -  -20.63
             2001                            5    12.01 -   12.18          65         0.07     1.15  -  1.59      -3.10  -   -2.67

     Investments in the Federated
       Insurance Series
       Sub-Accounts:
         Federated Prime
           Money Fund II
             2003                          666     9.91 -   10.79       6,937         0.74     1.15  -  1.85      -1.18  -   -0.47
             2002                          814     9.93 -   10.84       8,524         1.46     1.15  -  2.05      -0.68  -    0.24
             2001                          494    10.00 -   10.82       5,207         3.33     1.15  -  2.05       0.02  -    2.57

     Investments in the Fidelity
       Variable Insurance Products
       Fund Sub-Accounts:
         VIP Contrafund
           2003                            435     8.98 -   13.06       5,381         0.44     1.15  -  1.65      26.36  -   27.00
           2002                            451     7.11 -   10.28       4,421         0.89     1.15  -  1.65     -10.83  -  -10.39
           2001                            520     7.97 -   11.47       5,700         0.75     1.15  -  1.65     -13.69  -  -13.25

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the Fidelity
       Variable Insurance
       Products Fund
       Sub-Accounts (continued):
         VIP Equity-Income
             2003                          409  $ 10.20 - $ 11.74  $    4,735         1.74 %   1.15 %-  1.65 %    28.20 %-   28.84 %
             2002                          439     7.96 -    9.11       3,957         1.85     1.15  -  1.65     -18.31  -  -17.90
             2001                          482     9.74 -   11.10       5,326         1.45     1.15  -  1.65      -6.52  -   -6.05
         VIP Growth
             2003                          494     6.09 -    9.90       4,616         0.27     1.15  -  1.65      30.68  -   31.33
             2002                          543     4.66 -    7.54       3,883         0.27     1.15  -  1.65     -31.25  -  -30.91
             2001                          662     6.78 -   10.91       6,920         0.07     1.15  -  1.65     -19.01  -  -18.60
         VIP High Income
             2003                          212     9.18 -    9.60       2,020         6.44     1.15  -  1.65      25.18  -   25.81
             2002                          170     7.34 -    7.63       1,284        10.70     1.15  -  1.65       1.75  -    2.26
             2001                          190     7.21 -    7.46       1,407        12.18     1.15  -  1.65     -13.18  -  -12.75
         VIP Index 500
             2003                          437     7.37 -    7.75       3,341         1.49     1.15  -  1.65      26.31  -   26.94
             2002                          482     5.84 -    6.11       2,912         1.34     1.15  -  1.65     -23.52  -  -23.14
             2001                          533     7.63 -    7.94       4,202         0.89     1.15  -  1.65     -13.55  -  -13.11
         VIP Overseas
             2003                           79     7.29 -    7.44         573         0.81     1.15  -  1.65      41.03  -   41.73
             2002                           95     5.14 -    5.28         488         0.89     1.15  -  1.65     -21.59  -  -21.19
             2001                          115     6.53 -    6.73         749         5.16     1.15  -  1.65     -22.47  -  -22.07

     Investments in the Fidelity
       Variable Insurance Products
       Fund (Service Class 2)
       Sub-Accounts:
         VIP Asset Manager
           Growth (Service
           Class 2)
             2003                            3     9.51 -    9.57          31         2.24     1.35  -  1.60      21.06  -   21.37
             2002                            3     7.85 -    7.89          21         1.99     1.35  -  1.60     -21.47  -  -16.96
             2001 (l)                        2     9.48 -    9.50          16         0.00     1.35  -  1.60      -5.19  -   -5.03
         VIP Contrafund
           (Service Class 2)
             2003                          118    10.67 -   12.68       1,256         0.28     1.35  -  2.05      25.57  -   26.47
             2002                          103     8.44 -   10.10         867         0.51     1.35  -  2.05     -11.46  -  -10.83
             2001 (l)                       44     9.46 -   11.41         412         0.00     1.35  -  2.05      -5.35  -   14.09

     (l)  For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the Fidelity
       Variable Insurance Products
       Fund (Service Class 2)
       Sub-Accounts:
         VIP Equity-Income
           (Service Class 2)
             2003                          338  $  9.82 - $ 12.08  $    3,336         1.50 %   1.35 %-  2.05 %    27.37 %-   28.27 %
             2002                          318     7.66 -    9.48       2,443         1.27     1.35  -  2.05     -18.27  -   -5.17
             2001 (l)                      121     9.34 -    9.37       1,134         0.00     1.35  -  1.85      -6.61  -   -6.30
         VIP Growth (Service
           Class 2)
             2003                          113     7.70 -    7.80         892         0.10     1.35  -  1.85      30.09  -   30.75
             2002                          106     5.92 -    5.97         638         0.11     1.35  -  1.85     -31.59  -  -31.24
             2001 (l)                       42     8.65 -    8.68         373         0.00     1.35  -  1.85     -13.49  -  -13.19
         VIP High Income
           (Service Class 2)
             2003                          105    11.33 -   11.49       1,202         6.11     1.35  -  1.85      24.41  -   25.04
             2002                           69     9.11 -    9.19         634         5.30     1.35  -  1.85       1.39  -    1.90
             2001 (l)                       18     8.99 -    9.02         161         0.00     1.35  -  1.85     -10.14  -   -9.84
         VIP Index 500
           (Service Class 2)
             2003                          204     8.62 -    8.74       1,787         1.19     1.35  -  1.85      25.72  -   26.36
             2002                          219     6.86 -    6.92       1,516         1.01     1.35  -  1.85     -23.88  -  -23.50
             2001 (l)                      111     9.01 -    9.04       1,006         0.00     1.35  -  1.85      -9.90  -   -9.59
         VIP Overseas
           (Service Class 2)
             2003                            5     8.85 -    8.91          50         0.53     1.35  -  1.60      40.75  -   41.11
             2002                            6     6.29 -    6.31          44         0.76     1.35  -  1.60     -21.73  -  -21.53
             2001 (l)                        5     8.03 -    8.05          39         0.00     1.35  -  1.60     -19.68  -  -19.55

     Investments in the Franklin
       Templeton Variable
       Insurance Products
       Trust Sub-Accounts:
         Franklin Global Health
           Care Securities
             2002 (i)                        -      N/A -     N/A           -         0.00     1.35  -  1.85        N/A  -     N/A
             2001 (l)                        1     9.78 -    9.82           8         0.00     1.35  -  1.85      -2.16  -   -1.82

     (i) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small Cap

     (l)  For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the Franklin
       Templeton Variable
       Insurance Products Trust
       Sub-Accounts (continued):
         Franklin Small Cap
             2003 (a)                       37  $  8.73 - $ 16.81  $      348         0.00 %   1.15 %-  1.85 %    34.71 %-   35.68 %
             2002 (i)                       25     6.48 -   12.39         182         0.28     1.15  -  1.85     -30.01  -  -29.50
             2001                            9     9.25 -   17.57         103         0.12     1.15  -  1.85     -16.22  -   -7.46
         Franklin Technology
           Securities
             2003 (a)                        -     4.78 -    4.80           -         0.00     1.35  -  1.60       9.12  -    9.21
             2002                            1     4.38 -    4.40           5         0.00     1.35  -  1.60     -44.80  -  -44.66
             2001 (l)                        1     7.93 -    7.94           5         0.00     1.35  -  1.60     -20.71  -  -20.58
         Mutual Shares
           Securities
             2003                          112    10.42 -   16.10       1,258         0.99     1.15  -  1.85      22.83  -   23.72
             2002                           77     8.48 -   13.02         714         0.95     1.15  -  1.85     -13.44  -  -12.82
             2001                           32     9.80 -   14.93         361         1.18     1.15  -  1.85      -2.00  -   49.31
         Templeton Developing
           Markets Securities
             2003                            2    13.93 -   16.13          33         0.76     1.60  -  1.75      50.55  -   61.28
             2002                            1     9.25 -    9.25           7         0.00     1.60  -  1.60      -7.46  -   -7.46
             2001 (l) (m)                    -        - -       -           -         0.00     0.00  -  0.00       0.00  -    0.00
         Templeton Foreign
           Securities
             2003                           33     9.07 -    9.50         303         1.74     1.15  -  1.85      29.77  -   30.70
             2002                           19     6.99 -    7.27         132         1.51     1.15  -  1.85     -20.07  -  -19.49
             2001                            8     8.75 -    9.03          72         2.22     1.15  -  1.85     -16.96  -  -12.54
         Templeton Global
           Income Securities
             2003                           39    14.86 -   16.69         629         7.34     1.15  -  1.85      20.17  -   21.04
             2002                           35    12.36 -   13.79         461         0.92     1.15  -  1.85      19.76  -   23.62
             2001                           22    10.52 -   11.51         254         3.30     1.15  -  1.65       1.06  -    5.16
         Templeton Growth
           Securities
             2003                           88    10.05 -   13.96       1,026         1.54     1.15  -  1.85      29.69  -   30.63
             2002                           74     7.75 -   10.69         679         2.14     1.15  -  1.85     -20.00  -  -19.42
             2001                           40     9.68 -   13.26         498         2.17     1.15  -  1.85      -3.17  -   -2.45

     (a) On April 30, 2003, Franklin Technology Securities merged into Franklin Small Cap

     (i) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small Cap

     (l)  For the period beginning May 1, 2001 and ended December 31, 2001

     (m)  Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the Goldman
       Sachs Variable Insurance
       Trust Sub-Accounts
         VIT Capital Growth
             2003                           10  $  6.68 - $  9.85  $       78         0.27 %   1.15 %-  1.65 %    21.71 %-   22.32 %
             2002                           10     5.49 -    8.05          64         0.10     1.15  -  1.65     -25.57  -  -25.20
             2001                           21     7.37 -   10.76         206         0.73     1.15  -  1.65     -15.87  -  -15.45
         VIT CORE Large Cap
           Growth
             2002 (j)                        -      N/A -     N/A           -         0.00     1.59  -  1.59        N/A  -     N/A
             2001                          < 1     8.97 -    8.97           4         0.01     1.59  -  1.59     -22.02  -  -22.02
         VIT CORE Small Cap
           Equity
             2003                           30    12.11 -   15.59         414         0.23     1.15  -  1.85      43.31  -   44.34
             2002                           29     8.45 -   10.80         279         0.29     1.15  -  1.85     -16.54  -  -15.94
             2001                           25    10.13 -   12.85         301         0.32     1.15  -  1.85       1.29  -    3.33
         VIT CORE U.S. Equity
             2003                           35     8.75 -   10.34         315         0.76     1.15  -  1.85      27.08  -   28.00
             2002                           29     6.89 -    8.08         208         0.57     1.15  -  1.85     -23.34  -  -22.79
             2001                           26     8.98 -   10.47         258         0.42     1.15  -  1.85     -10.15  -    4.66
         VIT Global Income
             2002 (j)                        -      N/A -     N/A           -         0.00     1.15  -  1.85        N/A  -     N/A
             2001                           14    10.17 -   11.09         153         7.02     1.15  -  1.85       1.73  -    3.60
         VIT Growth and Income
             2003                            1     9.31 -    9.31           8         1.30     1.59  -  1.59      22.40  -   22.40
             2002                            1     7.60 -    7.60           6         1.09     1.59  -  1.59     -12.74  -  -12.74
             2001                            1     8.71 -    8.83          12         0.30     1.15  -  1.59     -10.78  -  -10.38
         VIT International Equity
             2003                            2     9.94 -   10.05          20         3.78     1.37  -  1.59      33.36  -   33.65
             2002                            2     7.45 -    7.59          16         1.09     1.15  -  1.59     -19.63  -  -19.27
             2001                            2     9.27 -    9.40          20         1.46     1.15  -  1.59     -23.49  -  -23.15
         VIT Mid Cap Value
             2003                          < 1    16.73 -   16.73           8         0.87     1.37  -  1.37      26.65  -   26.65
             2002                          < 1    13.21 -   13.21           6         1.05     1.37  -  1.37      -5.99  -   -5.99
             2001                          < 1    14.06 -   14.06           6         2.19     1.37  -  1.37      10.52  -   10.52

     (j)  For the period beginning January 1, 2002 and ended on April 30, 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the LSA
       Variable Series Trust
       Sub-Accounts:
         LSA Capital Growth (b)
             2003                           21  $  7.93 - $  8.04  $      172         0.31 %   1.35 %-  1.85 %    21.25 %-   21.87 %
             2002                            6     6.54 -    6.60          39         0.09     1.35  -  1.85     -34.01  -  -25.77
             2001 (l)                        1     8.82 -    8.82           4         0.00     1.85  -  1.85     -11.85  -  -11.85
         LSA Diversified Mid Cap
             2003 (c)                      < 1    10.18 -   10.18         < 1         0.00     1.45  -  1.45       1.82  -    1.82
         LSA Equity Growth (d)
             2003                           12     7.57 -    7.68          96         0.00     1.35  -  1.85      21.19  -   21.81
             2002                            4     6.25 -    6.30          27         0.00     1.35  -  1.85     -31.12  -  -30.76
             2001 (l)                        1     9.07 -    9.10           9         0.00     1.35  -  1.85      -9.28  -   -8.98

     Investments in the MFS
       Variable Insurance Trust
       Sub-Accounts:
         MFS Emerging Growth
             2003                          297     4.41 -    9.20       2,391         0.00     1.15  -  1.65      28.10  -   28.74
             2002                          331     3.44 -    7.15       2,095         0.00     1.15  -  1.65     -34.85  -  -34.52
             2001                          361     5.29 -   10.91       3,614         0.00     1.15  -  1.65     -34.58  -  -34.25
         MFS Investors Trust
             2003                           88     7.44 -    8.83         737         0.65     1.15  -  1.65      20.15  -   20.75
             2002                           96     6.19 -    7.31         675         0.57     1.15  -  1.65     -22.26  -  -21.87
             2001                          106     7.97 -    9.36         966         0.14     1.15  -  1.65     -17.34  -  -16.92
         MFS Limited Maturity
             2001 (n)                        -      N/A -     N/A           -         0.00     0.00  -  0.00        N/A  -     N/A
         MFS New Discovery
             2003                           39     9.38 -   15.87         489         0.00     1.15  -  1.75      31.40  -   32.19
             2002                           27     7.14 -   12.00         283         0.00     1.15  -  1.75     -32.41  -  -28.58
             2001                           24     8.92 -   17.76         379         2.54     1.15  -  1.65     -10.77  -   -6.12
         MFS Research
             2003                          219     6.07 -    7.77       1,578         0.65     1.15  -  1.65      22.67  -   23.28
             2002                          233     4.95 -    6.30       1,362         0.26     1.15  -  1.65     -25.77  -  -25.40
             2001                          253     6.67 -    8.44       2,003         1.30     1.15  -  1.65     -22.55  -  -22.16

     (b)  Previously known as LSA Growth Equity
     (c)  For period beginning May 1, 2003 and ended December 31, 2003
     (d)  Previously known as LSA Focused Equity
     (l)  For the period beginning May 1, 2001 and ended December 31, 2001
     (n)  For the period beginning October 22, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the MFS
       Variable Insurance Trust
       Sub-Accounts (continued):
         MFS Utilities
             2003                            2  $  9.24 - $  9.31  $       15         1.91 %   1.37 %-  1.69 %    33.62 %-   34.05 %
             2002                            2     6.92 -    6.95          16         1.30     1.37  -  1.69     -30.82  -  -23.78
             2001 (l)                        1     9.12 -    9.12           7         0.00     1.47  -  1.47      -8.84  -   -8.84
     Investments in the MFS
       Variable Insurance Trust
       (Service Class)
       Sub-Accounts:
         MFS Emerging Growth
           (Service Class)
             2003                           98     6.73 -    6.82         669         0.00     1.35  -  1.85      27.53  -   28.18
             2002                           93     5.28 -    5.32         496         0.00     1.35  -  1.85     -35.08  -  -34.75
             2001 (l)                       58     8.13 -    8.16         476         0.00     1.35  -  1.85     -18.70  -  -18.42
         MFS Investors Trust
           (Service Class)
             2003                           92     8.16 -    8.27         765         0.46     1.35  -  1.85      19.58  -   20.19
             2002                           91     6.82 -    6.88         632         0.48     1.35  -  1.85     -22.61  -  -22.22
             2001 (l)                       45     8.81 -    8.84         401         0.00     1.35  -  1.85     -11.87  -  -11.57
         MFS New Discovery
           (Service Class)
             2003                          120     8.40 -    8.52       1,026         0.00     1.35  -  1.85      30.97  -   31.63
             2002                          103     6.42 -    6.47         669         0.00     1.35  -  1.85     -33.07  -  -32.72
             2001 (l)                       17     9.59 -    9.62         160         0.00     1.35  -  1.85      -4.14  -   -3.81
         MFS Research
           (Service Class)
             2003                           51     7.60 -    7.71         397         0.38     1.35  -  1.85      22.07  -   22.69
             2002                           52     6.23 -    6.28         330         0.11     1.35  -  1.85     -26.11  -  -25.74
             2001 (l)                       24     8.43 -    8.46         201         0.00     1.35  -  1.85     -15.70  -  -15.42
         MFS Utilities
           (Service Class)
             2003                           78     7.57 -    7.68         614         2.09     1.35  -  1.85      33.07  -   33.74
             2002                           75     5.69 -    5.74         440         2.97     1.35  -  1.85     -24.33  -  -23.94
             2001 (l)                       67     7.52 -    7.55         503         0.00     1.35  -  1.85     -24.80  -  -24.54

     (l)  For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the Neuberger
       & Berman Advisers
       Management Trust
       Sub-Accounts:
         AMT Guardian
             2003                            1  $ 11.07 - $ 11.07  $        7         0.83 %   1.59 %-  1.59 %    29.68 %-   29.68 %
             2002                            1     8.54 -    8.54           6         0.76     1.59  -  1.59     -27.61  -  -27.61
             2001                            1    11.79 -   11.88          16         0.46     1.37  -  1.59      -3.07  -   18.75
         AMT Mid-Cap Growth
             2003                            2    10.87 -   11.12          25         0.00     1.15  -  1.59      26.05  -   26.61
             2002                            2     8.63 -    8.78          20         0.00     1.15  -  1.59     -30.46  -  -30.15
             2001                            3    12.40 -   12.58          42         0.01     1.15  -  1.59     -25.84  -  -25.51
         AMT Partners
             2003                           12    10.25 -   10.25         121         0.00     1.59  -  1.59      32.96  -   32.96
             2002                           13     7.71 -    7.71          98         0.58     1.59  -  1.59     -25.34  -  -25.34
             2001                           16    10.32 -   10.32         165         0.38     1.59  -  1.59      -4.37  -   -4.37

     Investments in the Oppenheimer
       Variable Account Funds
       Sub-Accounts:
         Oppenheimer Aggressive
           Growth
             2003                          327     7.26 -    7.69       2,231         0.00     1.15  -  1.85      23.27  -   24.16
             2002                          361     5.84 -    6.24       1,974         0.64     1.15  -  1.85     -29.13  -  -28.62
             2001                          261     8.19 -    8.80       1,972         0.74     1.15  -  1.85     -32.06  -  -11.97
         Oppenheimer Capital
           Appreciation
             2003                          782     9.67 -   11.23       6,707         0.37     1.15  -  2.05      28.26  -   29.45
             2002                          779     7.47 -    8.75       5,178         0.59     1.15  -  2.05     -27.70  -  -12.48
             2001                          513     8.66 -   10.33       4,810         0.39     1.15  -  1.85     -13.58  -  -13.37
         Oppenheimer Global
           Securities
             2003                          285     9.96 -   12.89       3,303         0.72     1.15  -  1.85      40.38  -   41.39
             2002                          306     7.09 -    9.12       2,555         0.56     1.15  -  1.85     -23.58  -  -23.03
             2001                          266     9.28 -   11.85       2,969         0.53     1.15  -  1.85     -13.05  -   -7.18
         Oppenheimer Main
           Street (e)
             2003                          989     8.68 -    9.06       8,580         0.92     1.15  -  1.85      24.38  -   25.27
             2002                        1,003     6.93 -    7.28       6,951         0.78     1.15  -  1.85     -20.30  -  -19.73
             2001                          958     8.64 -    9.14       8,177         0.43     1.15  -  1.85     -11.19  -   -8.60

     (e)  Previously known as Oppenheimer Main Street Growth & Income

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the Oppenheimer
       Variable Account Funds
       Sub-Accounts (continued):
         Oppenheimer Multiple
          Strategies
           2003                            527  $ 10.33 - $ 11.60  $    5,750         2.89 %   1.15 %-  1.85 %    22.65 %-   23.53 %
           2002                            514     8.42 -    9.39       4,567         3.27     1.15  -  1.85     -12.06  -  -11.43
           2001                            316     9.58 -   10.60       3,259         2.20     1.15  -  1.85      -4.23  -    1.04
         Oppenheimer Strategic
          Bond
           2003                            479    12.48 -   13.25       6,134         6.02     1.15  -  1.85      15.89  -   16.72
           2002                            470    10.77 -   11.35       5,173         6.54     1.15  -  1.85       5.46  -    6.21
           2001                            256    10.22 -   10.69       2,679         1.74     1.15  -  1.85       2.15  -    3.64

     Investments in the Putnam
       Variable Trust
       Sub-Accounts:
         VT Discovery Growth (f)
           2003                            114     7.19 -    7.29         844         0.00     1.35  -  1.85      29.56  -   30.22
           2002                            106     5.55 -    5.60         601         0.00     1.35  -  1.85     -30.88  -  -30.53
           2001 (l)                         44     8.03 -    8.06         358         0.00     1.35  -  1.85     -19.67  -  -19.40
         VT Diversified Income
           2003                             90    12.24 -   12.34       1,117         9.20     1.25  -  1.85      17.83  -   18.56
           2002                            103    10.32 -   10.47       1,077         6.40     1.25  -  1.85       3.21  -    4.69
           2001 (l)                         48    10.09 -   10.11         483         0.00     1.35  -  1.60       0.89  -    1.06
         VT Growth and Income
           2003                             63     9.26 -    9.86         579         1.66     1.35  -  1.75      25.17  -   25.66
           2002                             63     7.30 -    7.37         460         0.00     1.35  -  1.85     -20.49  -  -20.08
           2001 (l)                         59     9.19 -    9.91         545         0.00     1.25  -  1.85      -8.14  -   -0.93
         VT Growth Opportunities
           2003                             22     6.81 -   10.24         159         0.00     1.35  -  1.80      20.84  -   21.40
           2002                             17     5.61 -    8.48         103         1.80     1.35  -  1.80     -15.25  -  -30.44
           2001 (l)                          8     8.05 -    8.06          61         0.00     1.35  -  1.60     -19.49  -  -19.35
         VT Health Sciences
           2003                             79     9.01 -    9.99         699         0.53     1.25  -  2.05      15.96  -   16.92
           2002                             81     7.71 -    8.61         611         0.00     1.25  -  2.05     -21.98  -  -21.33
           2001 (l)                         43     9.80 -   11.04         412         0.00     1.25  -  2.05      -2.01  -   10.37

     (f)  Previously known as VT Voyager II

     (l)  For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the Putnam
       Variable Trust
       Sub-Accounts (continued):
         VT International Equity (g)
           2003                              1  $ 12.11 - $ 12.18  $       11         0.85 %   1.35 %-  1.60 %    26.47 %-   26.79 %
           2002                              1     9.58 -    9.61           8         0.00     1.35  -  1.60      -4.24  -   -3.93
           2001 (l) (m)                      -        - -       -           -         0.00     0.00  -  0.00       0.00  -    0.00
         VT New Value
           2003                             65    10.28 -   11.04         692         1.15     1.25  -  1.85       2.77  -   30.83
           2002                             55     8.44 -    9.82         450         0.87     1.25  -  1.80     -16.65  -   -1.81
           2001 (l)                         25    10.12 -   11.85         242         0.00     1.25  -  1.80       1.24  -   18.48
         VT Research
           2003                              7    11.37 -   11.44          77         0.28     1.35  -  1.60      23.32  -   23.63
           2002                              7     9.22 -    9.25          57         0.19     1.35  -  1.60      -7.77  -   -7.47
           2001 (l)                        < 1    12.05 -   12.05           3         0.00     1.60  -  1.60      20.48  -   20.48

     Investments in the STI Classic
       Variable Trust
       Sub-Accounts:
         STI Capital
          Appreciation
           2003                            474     8.43 -    9.14       4,114         0.00     1.15  -  1.85      16.26  -   17.09
           2002                            494     7.25 -    7.80       3,683         0.00     1.15  -  1.85     -23.33  -  -22.78
           2001                            180     9.46 -   10.11       1,788         2.04     1.15  -  1.85      -6.43  -   -5.40
         STI Growth & Income
           2003                            294     9.12 -    9.89       2,806         0.79     1.15  -  1.85      24.15  -   25.04
           2002                            309     7.34 -    7.91       2,364         0.71     1.15  -  1.85     -22.06  -  -21.50
           2001                            242     9.42 -   10.07       2,384         0.47     1.15  -  1.85      -6.65  -   -5.79
         STI International
          Equity
           2003                             42     8.67 -   12.13         373         0.71     1.15  -  1.80      34.84  -   35.75
           2002                             48     6.39 -    9.00         307         0.00     1.15  -  1.80     -19.52  -  -10.04
           2001                             29     7.75 -    7.94         231         0.10     1.15  -  1.65     -18.76  -  -18.35
         STI Investment Grade
          Bond
           2003                            440    11.03 -   12.44       5,124         3.74     1.15  -  1.85       1.60  -    2.33
           2002                            501    10.86 -   12.16       5,692         4.61     1.15  -  1.85       5.41  -    6.17
           2001                            205    10.30 -   11.45       2,244         4.18     1.15  -  1.85       3.02  -    7.93
         STI Mid-Cap Equity
           2003                            192     8.48 -   11.52       1,693         0.59     1.15  -  2.05      27.07  -   28.24
           2002                            188     6.61 -    9.07       1,301         0.00     1.15  -  2.05     -29.92  -  -29.27
           2001                             86     9.35 -   12.94         813        10.25     1.15  -  2.05       1.54  -   29.42

     (g)  Previously known as VT International Growth
     (l)  For the period beginning May 1, 2001 and ended December 31, 2001
     (m)  Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in the STI
       Classic Variable Trust
       Sub-Accounts (continued):
         STI Quality Growth Stock
           2002 (o)                          -        N/A -   N/A  $        -         0.00 %    1.60 %-  1.60 %     N/A %-     N/A %
           2001                            179       7.01 -  7.70       1,358         0.02      1.15  -  1.65    -20.02  -  -19.62
         STI Small Cap Value
          Equity
           2003                            244      15.87 - 19.03       4,052         0.53      1.15  -  2.05     35.60  -   36.86
           2002                            236      11.70 - 13.90       2,884         0.65      1.15  -  2.05     -3.22  -   -2.33
           2001                            115      12.09 - 14.23       1,522         1.13      1.15  -  2.05     20.08  -   20.91
         STI Value Income
          Stock
           2003                            220      10.08 - 11.39       2,173         1.47      1.15  -  2.05     20.60  -   21.71
           2002                            220       8.29 -  9.45       1,791         1.56      1.15  -  2.05    -17.94  -   -5.55
           2001                            129       9.51 - 10.10       1,294         1.58      1.15  -  1.85     -4.91  -   -2.27

     Investments in The Universal
       Institutional Funds, Inc.
       Sub-Accounts:
         Van Kampen UIF
          Equity Growth
           2003                             20       5.87 -  9.73         166         0.00      1.15  -  1.65     22.88  -   23.50
           2002                             21       4.77 -  7.88         139         0.18      1.15  -  1.65    -29.05  -  -28.69
           2001                             17       6.73 - 11.05         165         0.00      1.15  -  1.65    -16.51  -  -16.09
         Van Kampen UIF
          Fixed Income
           2003                            198      11.27 - 12.87       2,267         0.06      1.15  -  1.65      2.70  -   28.67
           2002                            126      10.98 - 11.07       1,398         5.84      1.35  -  1.85      5.34  -    5.88
           2001                             26      10.42 - 10.46         277         6.23      1.35  -  1.85      4.20  -    4.55
         Van Kampen UIF Global
          Value Equity
           2003                              4       9.56 - 11.39          38         0.00      1.15  -  1.85     26.58  -   27.49
           2002                              5       7.55 -  8.94          41         1.64      1.15  -  1.85    -18.41  -  -17.82
           2001                              2       9.26 - 10.87          22         1.21      1.15  -  1.85     -8.11  -   -7.42
         Van Kampen UIF
          International Magnum
           2003                              -          - -     -           -         0.00      0.00  -  0.00      0.00  -    0.00
           2002                              -          - -     -           -         0.00      0.00  -  0.00      0.00  -    0.00
           2001                              1       8.82 -  8.82           6         0.47      1.37  -  1.37    -20.40  -  -20.40

     (o)  For the period beginning January 1, 2002 and ended September 6, 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,                      For the year ended December 31,
                                        -------------------------------------  -----------------------------------------------------
                                                  Accumulation
                                        Units    Unit Fair Value   Net Assets   Investment     Expense Ratio**     Total Return***
                                        (000s)  Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest   Lowest to Highest
                                        ------  -----------------  ----------  -------------  -----------------  -------------------
     Investments in The Universal
       Institutional Funds, Inc.
       Sub-Accounts (continued):
         Van Kampen UIF
          Mid Cap Value (h)
           2003                             68  $  9.37 - $ 13.64  $      722         0.00 %    1.15 %-  1.85 %   38.89 %-   39.89 %
           2002                             56     6.75 -    9.75         435         0.00      1.15  -  1.85    -29.36  -  -28.85
           2001                             33     9.55 -   13.71         386         0.00      1.15  -  1.85     -4.48  -   -4.26
         Van Kampen UIF U.S.
          Real Estate
           2003                             13    12.22 -   12.25         158         0.00      1.45  -  1.60     22.50  -   36.25
           2002                              1     8.97 -    8.97           5         4.87      1.60  -  1.60    -10.32  -  -10.32
           2001 (m)                          -        - -       -           -         0.00      0.00  -  0.00      0.00  -    0.00
         Van Kampen UIF
          Value
           2003                             24    11.83 -   12.30         277         0.00      1.15  -  1.65     31.89  -   32.55
           2002                             22     8.97 -    9.28         193         0.98      1.15  -  1.65    -23.43  -  -23.05
           2001                             21    11.72 -   12.06         243         1.07      1.15  -  1.65      1.10  -   17.18

     (h)  Previously known as Van Kampen UIF Mid Cap Core

     (m)  Although available in 2001, there was no activity until 2002

                                     PART C
                                OTHER INFORMATION


Item 24(a). FINANCIAL STATEMENTS

The financial statements of Glenbrook Life and Annuity Company and the Financial Statements of Glenbrook Life Multi-Manager Variable Account are contained in Part B of this Registration Statement.

Item 24(b). EXHIBITS

(1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life Multi-Manager Variable Account (Incorporated herein by reference to Registrant's initial registration statement (File No. 333-00999) dated February 12, 1996).

(2) Not Applicable

(3) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's registration statement (File No. 333-00999) dated August 22, 1996).

(4)(a) Form of Contract for the Glenbrook Provider Ultra Contract (Previously filed in the initial filing of this Registration Statement (File No. 333-55306) dated February 9, 2001).

(4)(b) Form of Enhanced Death Benefit Rider (Previously filed in the initial filing of this Registration Statement (File No. 333-55306) dated February 9,
2001).

(4)(c) Form of Income Benefit Rider (Previously filed in the initial filing of this Registration Statement (File No. 333-55306) dated February 9, 2001).

(4)(d) Form of Enhanced Earnings Death Benefit Rider (Previously filed in the initial filing of this Registration Statement (File No. 333-55306) dated February 9, 2001).

(4)(e) Form of Beneficiary/ Death Benefit Endorsement. (Previously filed in Post-Effective Amendment No. 3 to Registrant's registration statement (File No. 333-55306) dated April 30, 2002.)

(5)(a) Form of Application for the Glenbrook Provider Ultra Contract (Previously filed in the initial filing of this Registration Statement (File No. 333-55306) dated February 9, 2001).

(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K dated March 26, 1999)

(6)(b) Amended and Restated By-laws of Glenbrook Life and Annuity Company (incorporated herein by reference to Depositor's Form 10-K dated March 26,1999)

(7) Reinsurance Agreement (Incorporated herein by reference to Depositor's S-1 Registration Statement (File No. 333-07275) dated June 28, 1996)

(8) (a) Form of Participation Agreements (Incorporated by reference herein to Pre-Effective Amendment No. 2 and Post-Effective Amendment Nos. 4 and 7 to Registrant's registration statement (File No. 333-00999) dated August 22, 1996, September 30, 1998 and January 24, 2000, respectively).


(8) (b) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. Glenbrook Life and Annuity Company (Previously filed in Post Effective Amendment No. 2 to Registrant's Registration Statement (File No. 333-55306 dated August 31, 2001).

(9)(a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company (Previously filed in the initial filing of this Registration Statement (File No. 333-55306) dated February 9, 2001).

(9)(b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-55306) dated October 19, 2001.

(9)(c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company (Previously filed in Post Effective Amendment No. 2 to Registrant's Registration Statement (File No. 333-55306) dated August 31, 2001).

(9)(d) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company regarding the legality of the securities being registered filed herewith.

(10)(a) Independent Auditors' Consent

(11) Not applicable

(12) Not applicable

(99)(a) Powers of Attorney for, Michael J. Velotta, Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy, Samuel H. Pilch. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-00999) dated July 5, 2000.)

(99) (b) Power of Attorney for Steven E. Shebik (Previously filed in Post Effective Amendment No. 2 to Registrant's Registration Statement (File No. 333-55306) dated August 31, 2001.

(99)  (c)  Power  of  Attorney  for  Casey J.  Sylla  (Previously  filed in Post
Effective Amendment No. 4 to Registrant's Registration Statement (File No. 333-55306) dated April 11, 2003).

(99)(d) Power of Attorney for Kevin R. Slawin filed herewith.


Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                POSITION AND OFFICE WITH
BUSINESS ADDRESS                  DEPOSITOR OF THE ACCOUNT

John C. Lounds                    Director
J. Kevin McCarthy                 Director
Steven E. Shebik                  Director, Vice President and Chief
                                  Financial Officer
Kevin R. Slawin                   Director and Vice President
John E. Smith                     Vice President
Casey J. Sylla                    Director, President and Chief Executive
                                  Officer
Michael J. Velotta                Director, Vice President, General Counsel
                                  and Secretary
Eric A. Simonson                  Senior Vice President and Chief
                                  Investment Officer
Samuel H. Pilch                   Group Vice President and Controller
Karen C. Gardner                  Vice President
Marla G. Friedman                 Vice President
Anson J. Glacy, Jr.               Vice President
John R. Hunter                    Vice President
James P. Zils                     Treasurer
Joanne M. Derrig                  Assistant Vice President and Chief
                                  Privacy Officer
Lisa J. Flanary                   Assistant Vice President
Robert L. Park                    Assistant Vice President and
                                  Compliance Officer
Barry S. Paul                     Assistant Vice President and Assistant
                                  Treasurer
Joseph P. Rath                    Assistant Vice President, Assistant
                                  General Counsel and Assistant Secretary
Timothy N. Vander Pas             Assistant Vice President
William F. Emmons                 Assistant Secretary
Emma M. Kalaidijian               Assistant Secretary
Paul N. Kierig                    Assistant Secretary
Mary J. McGinn                    Assistant Secretary
Patricia W. Wilson                Assistant Treasurer
Errol Cramer                      Appointed Actuary
Robert E. Transon                 Illustration Actuary

*The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT Incorporated herein by reference to Form 10-K Annual Report, filed by The Allstate Corporation on March 11, 2004 (File No. 1-11840).

Item 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2004, there were 425 non-qualified contracts and 360 qualified contracts.


Item 28. INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and ALFS, Inc. (Distributor), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim; issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER, ALFS, INC.

(a) Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

Allstate Assurance Company Separate Account B
Allstate Financial Advisors Separate Account I
Allstate Life Variable Life Separate Account A
Allstate Life of New York Separate Account A
Allstate Life of New York Variable Life Separate Account A
Charter National Variable Annuity Account
Charter National Variable Account
Glenbrook Life and Annuity Company Separate Account A
Glenbrook Life Multi-Manager Variable Account
Glenbrook Life Variable Life Separate Account A
Intramerica Variable Annuity Account
Lincoln Benefit Life Variable Annuity Account
Lincoln Benefit Life Variable Account

 (b) The directors and officers of the principal underwriter are:

Name and Principal Business                  Positions and Officers
Address* of Each Such Person                 with Underwriter

J. Kevin McCarthy                            Director, President and Chief
                                             Executive Officer
Casey J. Sylla                               Director
Michael J. Velotta                           Director and Secretary
Marion Goll                                  Vice President, Treasurer and
                                             Financial Operations Principal
Brent H. Hamann                              Vice President
Joseph P. Rath                               Vice President,
                                             General Counsel and
                                             Secretary
Andrea J. Schur                              Vice President
Joanne M. Derrig                             Assistant Vice President and
                                             Chief Privacy Officer
Maribel V. Gerstner                          Assistant Vice President and
                                             Compliance Officer
William F. Emmons                            Assistant Secretary
Emma M. Kalaidijian                          Assistant Secretary
Barry S. Paul                                Assistant Treasurer
James P. Zils                                Assistant Treasurer
John E. Smith                                Chief Operations Officer

*The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c) Compensation of ALFS, Inc.

None.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


Item 31. MANAGEMENT SERVICES

None.


Item 32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and Annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Glenbrook Life Multi-Manager Variable Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and, has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized all in the Township of Northfield, State of Illinois, on April 1, 2004.


                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY

                                   (DEPOSITOR)

                            By:/s/MICHAEL J. VELOTTA
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors of Glenbrook Life and Annuity Company on April 1, 2004.



*/JOHN C. LOUNDS                             Director
-----------------------
John C. Lounds

*/J. KEVIN MCCARTHY                          Director
-----------------------
J. Kevin McCarthy

*/SAMUEL H. PILCH                            Controller and Group Vice
----------------------                       President
Samuel H. Pilch                              (Principal Accounting Officer)

*/STEVEN E. SHEBIK                           Director, Vice President and
------------------------                     Chief Financial Officer
Steven E. Shebik                             (Principal Financial Officer)

*/KEVIN R. SLAWIN                            Director and Vice President
-----------------------
Kevin R. Slawin

CASEY J. SYLLA                               Director, President and Chief
-----------------------                      Executive Officer
Casey J. Sylla                               (Principal Executive Officer)

/s/MICHAEL J. VELOTTA                        Director, Vice President, General
----------------------                       Counsel and Secretary
Michael J. Velotta



*/ By Michael J. Velotta, pursuant to Power of Attorney filed previously or herewith.


                                  EXHIBIT INDEX

Exhibit                           Description

(9)(d)                            Opinion and Consent of Michael J. Velotta
(10)(a)                           Independent Auditors' Consent
(99)(d)                           Power of Attorney for Kevin R. Slawin